UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-08085

Exact name of registrant as specified in charter:	Strategic Partners Mutual Funds, Inc. (fka American Skandia Advisor Funds, Inc.)

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	10/31/2005

Date of reporting period:	4/30/2005

Item 1 – Reports to Stockholders – [ INSERT REPORT ]

SEMIANNUAL REPORT

APRIL 30, 2005

STRATEGIC PARTNERS

MUTUAL FUNDS, INC.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Funds’ portfolio holdings are for the period covered by this report and are subject to change thereafter.

STRATEGIC PARTNERS MUTUAL FUNDS, INC.

Strategic Partners Managed Index 500 Fund

Supplement dated June 13, 2005

to

Prospectus dated March 1, 2005

Effective June 29, 2005, the Strategic Partners Managed Index 500 Fund will change its name to Strategic Partners Large Cap Core Fund.

MFSP601C2

Strategic Partners Mutual Funds, Inc.

List of Subadvisers as of April 30, 2005

STRATEGIC PARTNERS FUND NAME	SUBADVISER
Strategic Partners International Growth Fund	William Blair & Company, L.L.C.
Strategic Partners Small Cap Growth Opportunity Fund	Deutsche Asset Management, Inc.
Strategic Partners Managed Small Cap Growth Fund	Deutsche Asset Management, Inc.
Strategic Partners Small Company Fund	GAMCO Investors, Inc. (Gabelli Asset Management Company)
Strategic Partners Mid Cap Growth Fund	Goldman Sachs Asset Management, L.P.
Strategic Partners Relative Value Fund	Neuberger Berman Management Inc.
Strategic Partners Technology Fund	The Dreyfus Corporation
Strategic Partners Health Sciences Fund	A I M Capital Management, Inc.
Strategic Partners Managed OTC Fund	ProFund Advisors LLC
Strategic Partners Capital Growth Fund	Marsico Capital Management, LLC
Strategic Partners Concentrated Growth Fund	Goldman Sachs Asset Management, L.P.
Strategic Partners Core Value Fund	Alliance Capital Management, L.P.
Strategic Partners Managed Index 500 Fund	Alliance Capital Management, L.P.
Strategic Partners Equity Income Fund	Alliance Capital Management, L.P.
Strategic Partners Growth with Income Fund	Massachusetts Financial Services Company (MFS)
Strategic Partners Capital Income Fund	T. Rowe Price Associates, Inc.
Strategic Partners Balanced Fund	American Century Investment Management, Inc.
Strategic Partners High Yield Bond Fund	Goldman Sachs Asset Management, L.P.
Strategic Partners Bond Fund	Pacific Investment Management Company LLC (PIMCO)
Strategic Partners Money Market Fund	Wells Capital Management, Inc.

For more information about Strategic Partners Mutual Funds, Inc. see the prospectus.

Subadvisers are subject to change. You should consider the Funds’ investment objectives, risks, charges and expenses carefully before investing. The prospectus will contain this and other information about the investment company. Please read the prospectus carefully before investing. Shares of Strategic Partners Mutual Funds, Inc. are distributed by Prudential Investment Management Services LLC (PIMS), Three Gateway Center, 14th Floor, Newark, NJ 07102-4077. PIMS is a Prudential Financial company and member SIPC.

STRATEGIC PARTNERS MUTUAL FUNDS, INC.

Table of Contents

Summary of Definitions	1

	Fund Performance	Schedule of Investments	Financial Highlights
Strategic Partners International Growth Fund	4	55	186
Strategic Partners Small Cap Growth Opportunity Fund	6	57	186
Strategic Partners Managed Small Cap Growth Fund	8	62	188
Strategic Partners Small Company Fund	10	67	188
Strategic Partners Mid Cap Growth Fund	12	74	190
Strategic Partners Relative Value Fund	14	77	190
Strategic Partners Technology Fund	16	80	192
Strategic Partners Health Sciences Fund	18	82	192
Strategic Partners Managed OTC Fund	20	85	194
Strategic Partners Capital Growth Fund	22	89	194
Strategic Partners Concentrated Growth Fund	24	92	196
Strategic Partners Core Value Fund	26	94	196
Strategic Partners Managed Index 500 Fund	28	98	198
Strategic Partners Equity Income Fund	30	103	198
Strategic Partners Growth with Income Fund	32	106	200
Strategic Partners Capital Income Fund	34	109	200
Strategic Partners Balanced Fund	36	112	202
Strategic Partners High Yield Bond Fund	38	124	202
Strategic Partners Bond Fund	40	139	204
Strategic Partners Money Market Fund	42	147	204

Strategic Partners Mutual Funds, Inc.

CUSIP Numbers and NASDAQ Symbols

FUND	CLASS		CUSIP	NASDAQ
International Growth Fund	A		86277E492	N/A
	B		86277E476	N/A
	C		86277E450	WBCIX
	L	*	86277E484	WBAIX
	M	**	86277E468	WBBIX
	X	***	86277E443	WBZIX

FUND	CLASS		CUSIP	NASDAQ
Small Cap Growth Opportunity Fund	A		86277E831	N/A
	B		86277E815	N/A
	C		86277E781	PBHCX
	L	*	86277E823	PBSAX
	M	**	86277E799	PBSBX
	X	***	86277E773	PBSZX

FUND	CLASS		CUSIP	NASDAQ
Managed Small Cap Growth Fund	A		86277C777	N/A
	B		86277C751	N/A
	C		86277C736	DCAMX
	L	*	86277C769	DAMAX
	M	**	86277C744	DAMBX
	X	***	86277C728	DAMZX

FUND	CLASS		CUSIP	NASDAQ
Small Company Fund	A		86277C645	N/A
	B		86277C629	N/A
	C		86277C595	GCSVX
	L	*	86277C637	GASVX
	M	**	86277C611	GBSVX
	X	***	86277C587	GXSVX

FUND	CLASS		CUSIP	NASDAQ
Mid Cap Growth Fund	A		86277C512	N/A
	B		86277C488	N/A
	C		86277C462	GCMGX
	L	*	86277C496	GAMGX
	M	**	86277C470	GBMGX
	X	***	86277C454	N/A

FUND	CLASS		CUSIP	NASDAQ
Relative Value Fund	A		86277E807	N/A
	B		86277E872	N/A
	C		86277E856	NCBVX
	L	*	86277E880	NABVX
	M	**	86277E864	NBBVX
	X	***	86277E849	NBVZX

FUND	CLASS		CUSIP	NASDAQ
Technology Fund	A		86277C314	N/A
	B		86277C280	N/A
	C		86277C264	ICNVX
	L	*	86277C298	IANVX
	M	**	86277C272	IBNVX
	X	***	86277C256	IXNZX

FUND	CLASS		CUSIP	NASDAQ
Health Sciences Fund	A		86277C371	N/A
	B		86277C355	N/A
	C		86277C330	INHCX
	L	*	86277C363	INHAX
	M	**	86277C348	IHSBX
	X	***	86277C322	N/A

FUND	CLASS		CUSIP	NASDAQ
Managed OTC Fund	A		86277E690	N/A
	B		86277E674	N/A
	C		86277E658	PCMOX
	L	*	86277E682	PRMAX
	M	**	86277E666	PMOBX
	X	***	86277E641	N/A

FUND	CLASS		CUSIP	NASDAQ
Capital Growth Fund	A		86277C249	N/A
	B		86277C223	N/A
	C		86277C199	MARCX
	L	*	86277C231	MARAX
	M	**	86277C215	MARBX
	X	***	86277C181	MARZX

FUND	CLASS		CUSIP	NASDAQ
Concentrated Growth Fund	A		86277C579	N/A
	B		86277C553	N/A
	C		86277C538	CCGSX
	L	*	86277C561	CAGSX
	M	**	86277C546	CBGSX
	X	***	86277C520	CZGSX

FUND	CLASS		CUSIP	NASDAQ
Core Value Fund	A		86277E633	N/A
	B		86277E617	N/A
	C		86277E583	SBVCX
	L	*	86277E625	SOVAX
	M	**	86277E591	SVCBX
	X	***	86277E575	N/A

Strategic Partners Mutual Funds, Inc.

CUSIP Numbers and NASDAQ Symbols (continued)

FUND	CLASS		CUSIP	NASDAQ
Managed Index 500 Fund	A		86277E567	N/A
	B		86277E542	N/A
	C		86277E526	MCIFX
	L	*	86277E559	MAIFX
	M	**	86277E534	MBIFX
	X	***	86277E518	MXIFX

FUND	CLASS		CUSIP	NASDAQ
Equity Income Fund	A		86277C108	N/A
	B		86277C306	N/A
	C		86277C504	AGOCX
	L	*	86277C207	AGOAX
	M	**	86277C405	AGOBX
	X	***	86277C603	AXGOX

FUND	CLASS		CUSIP	NASDAQ
Growth with Income Fund	A		86277C173	N/A
	B		86277C157	N/A
	C		86277C132	GCIFX
	L	*	86277C165	GAIFX
	M	**	86277C140	GBIFX
	X	***	86277C124	GCIZX

FUND	CLASS		CUSIP	NASDAQ
Capital Income Fund	A		86277C447	N/A
	B		86277C421	N/A
	C		86277C397	IEICX
	L	*	86277C439	IEIAX
	M	**	86277C413	IBEIX
	X	***	86277C389	IEIZX

FUND	CLASS		CUSIP	NASDAQ
Balanced Fund	A		86277C702	N/A
	B		86277C884	N/A
	C		86277C868	ACBCX
	L	*	86277C801	AACBX
	M	**	86277C876	ACBBX
	X	***	86277C850	ACBZX

FUND	CLASS		CUSIP	NASDAQ
High Yield Bond Fund	A		86277C710	N/A
	B		86277C686	N/A
	C		86277C660	FCHYX
	L	*	86277C694	FHYAX
	M	**	86277C678	FBHYX
	X	***	86277C652	FHYZX

FUND	CLASS		CUSIP	NASDAQ
Bond Fund	A		86277E765	N/A
	B		86277E740	N/A
	C		86277E724	TCRBX
	L	*	86277E757	TARBX
	M	**	86277E732	TBRBX
	X	***	86277E716	TRBZX

FUND	CLASS		CUSIP	NASDAQ
Money Market Fund****
	D		86277E302	N/A
	C		86277E609	ASCXX
	L	*	86277E203	AASXX
	M	**	86277E500	ABSXX
	X	***	86277E708	ASXXX

*Closed to most new purchases (with the exception of reinvested dividends and purchases by college savings plans) and available for limited exchanges only.

**Closed to new purchases (with the exception of reinvested dividends) and available for limited exchanges only.

***Closed to new purchases and available for limited exchanges only.

****Available for limited exchanges only.

Dear Shareholder,

June 17, 2005

We hope that you find the semiannual report for Strategic Partners Mutual Funds, Inc. informative and useful. As a Strategic Partners Mutual Fund shareholder, you may be thinking about where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope that history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

We believe it is wise to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity to have at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds that cover all the basic asset classes and reflects your personal investment profile and tolerance for risk.

Strategic Partners Mutual Funds give you a wide range of choices that can help you make progress toward your financial goals. Our funds feature leading asset managers not just from a single company but from the entire investment industry.

Thank you for choosing Strategic Partners Mutual Funds.

Sincerely,

Judy A. Rice, President

Strategic Partners Mutual Funds, Inc.

Summary of Definitions

The following pages present information on the investment performance of each Fund that has been in operation for at least 12 months as of April 30, 2005, including comparisons with relevant market indexes.

Definitions for Broad Market Indexes

Investors cannot invest directly in an index. Returns for the Indexes on the following pages would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes.

S&P 500 Index—The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how U.S. stock prices have performed.

S&P MidCap 400 Index—The Standard & Poor’s MidCap 400 Stock Index (S&P MidCap 400 Index) is an unmanaged index of 400 domestic stocks chosen for market size, liquidity, and industry group representation. It gives a broad look at how U.S. mid-cap stock prices have performed.

Russell 2000 Index—The Russell 2000 Index is an unmanaged, weighted index that comprises the smallest 2,000 stocks among the largest 3,000 equity-capitalized U.S. corporations and represents approximately 10% of their aggregate market value.

NASDAQ-100 Index—The NASDAQ-100 Index is an unmanaged, modified, capitalization-weighted index of the 100 largest and most active nonfinancial domestic and international issues listed on the NASDAQ.

ML High Yield Master II Index—The Merrill Lynch (ML) High Yield Master II Index is an unmanaged index of publicly traded, nonconvertible U.S. bonds rated below investment grade.

Lehman Brothers U.S. Aggregate Bond Index—The Lehman Brothers U.S. Aggregate Bond Index is an unmanaged, market-weighted index that tracks the daily price, coupon pay-downs, and total return performance of fixed-rate, publicly placed, dollar-denominated, and nonconvertible investment-grade debt issues without at least $100 million par amount outstanding and with at least one year to final maturity.

Lehman Brothers U.S. Corporate High Yield Index—The Lehman Brothers U.S. Corporate High Yield Index is an unmanaged index that is generally representative of corporate bonds rated below investment grade. It comprises issues that meet the following criteria: at least $150 million par value outstanding, maximum credit rating of Ba1 or BB+ (including defaulted issues), and at least one year to maturity.

MSCI EAFE® Index—The Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE® Index) is an unmanaged, weighted index of performance that reflects stock price movements in Europe, Australasia, and the Far East.

Blended Index—The Blended Index is calculated by weighting the S&P 500 Index at 60% and the Lehman Brothers Government/Corporate Bond Index at 40%. The Lehman Brothers Government/Corporate Bond Index is an unmanaged index composed of intermediate- and long-term government and investment-grade corporate debt securities.

Definitions for Lipper Averages

Lipper Averages are the average returns of all funds in the specified Lipper comparison group. The Lipper Averages on the following pages reflect the deduction of operating expenses, but not sales charges or taxes.

Strategic Partners Mutual Funds, Inc.	1

Summary of Definitions (continued)

Lipper Balanced Funds Average—Funds in the Lipper Balanced Funds Average have primary objectives to conserve principal by maintaining at all times a balanced portfolio of both stocks and bonds. Typically, the stock:bond ratio ranges around 60%:40%.

Lipper Corporate Debt Funds A-Rated Average—Funds in the Lipper Corporate Debt Funds A-Rated Average invest primarily in corporate debt issues rated “A” or better, or government issues.

Lipper Equity Income Funds Average—Funds in the Lipper Equity Income Funds Average seek relatively high current income and growth of income through investing 60% or more of its portfolio in equities.

Lipper Health/Biotechnology Funds Average—Funds in the Lipper Health/Biotechnology Funds Average invest primarily in shares of companies engaged in healthcare, medicine, and biotechnology.

Lipper High Current Yield Funds Average—Funds in the Lipper High Current Yield Funds Average aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower-grade debt issues.

Lipper International Multi-Cap Growth Funds Average—Funds in the Lipper International Multi-Cap Growth Funds Average invest in a variety of market-capitalization ranges without concentrating 75% of their equity assets in any one market-capitalization range over an extended period of time. Multi-cap funds typically have 25% to 75% of their assets invested in companies strictly outside of the United States with market capitalizations (on a three-year weighted basis) greater than the 250th largest company in the S&P/Citigroup World ex-U.S. Broad Market Index. Multi-cap growth funds typically have an above-average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P/Citigroup World ex-U.S. BMI.

Lipper Large-Cap Core Funds Average—Funds in the Lipper Large-Cap Core Funds Average, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P 500 Index.

Lipper Large-Cap Growth Funds Average—Funds in the Lipper Large-Cap Growth Funds Average, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P 500 Index.

Lipper Large-Cap Value Funds Average—Funds in the Lipper Large-Cap Value Funds Average, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap value funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P 500 Index.

Lipper Mid-Cap Core Funds Average—Funds in the Lipper Mid-Cap Core Funds Average, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Mid-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P MidCap 400 Index.

2	Visit our website at www.strategicpartners.com

Lipper Mid-Cap Value Funds Average—Funds in the Lipper Mid-Cap Value Funds Average, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Mid-cap value funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P MidCap 400 Index.

Lipper Money Market Instrument Funds Average—A fund that invests in high-quality financial instruments rated in top two grades with dollar-weighted average maturities of less than 90 days. Intend to keep constant net asset value.

Lipper Multi-Cap Growth Funds Average—Funds in the Lipper Multi-Cap Growth Funds Average invest in a variety of market-capitalization ranges without concentrating 75% of their equity assets in any one market-capitalization range over an extended period of time. Multi-cap funds typically have between 25% and 75% of their assets invested in companies with market capitalizations (on a three-year weighted basis) above 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Multi-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P SuperComposite 1500 Index.

Lipper Multi-Cap Value Funds Average—Funds in the Lipper Multi-Cap Value Funds Average, by portfolio practice, invest in a variety of market-capitalization ranges without concentrating 75% of their equity assets in any one market-capitalization range over an extended period of time. Multi-cap funds typically have between 25% and 75% of their assets invested in companies with market capitalizations (on a three-year weighted basis) above 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Multi-cap value funds have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P SuperComposite 1500 Index.

Lipper Science & Technology Funds Average—Funds in the Lipper Science & Technology Funds Average invest primarily in science and technology stocks.

Lipper Small-Cap Core Funds Average—Funds in the Lipper Small-Cap Core Funds Average, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Small-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P SmallCap 600 Index.

Lipper Small-Cap Growth Funds Average—Funds in the Lipper Small-Cap Growth Funds Average, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Small-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P SmallCap 600 Index.

Strategic Partners Mutual Funds, Inc.	3

Your Fund’s Performance

Strategic Partners International Growth Fund

Fund objective

The investment objective of the Strategic Partners International Growth Fund is to seek long-term growth of capital. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting our website at www.strategicpartners.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares).

Cumulative Total Returns[1] as of 4/30/05
	Six Months	One Year	Five Years	Since Inception[2]
Class A3	6.09%	10.82%	N/A	3.87%
Class B4	5.67	9.97	N/A	2.99
Class C	5.75	10.04	–37.76%	25.97
Class L3	5.94	10.47	–36.22	30.36
Class M4	5.67	9.97	–37.80	25.65
Class X	5.67	9.97	–37.80	25.65
MSCI EAFE® Index[5]	8.71	14.95	–2.70	*
Lipper International Multi-Cap Growth Funds Avg.[5]	7.32	11.41	–17.68	**

Average Annual Total Returns[1] as of 3/31/05
		One Year	Five Years	Since Inception[2]
Class A3		N/A	N/A	N/A
Class B4		N/A	N/A	N/A
Class C		7.44%	–10.91%	3.45%
Class L3		2.66	–11.35	3.23
Class M4		2.37	–11.09	3.56
Class X		2.37	–11.27	3.45
MSCI EAFE® Index[5]		15.06	–1.15	*
Lipper International Multi-Cap Growth Funds Avg.[5]		10.12	–5.51	**

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total return performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B, Class C, Class M, and Class X shares are subject to a maximum CDSC of 5%, 1%, 6%, and 6% respectively.

1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns do take into account applicable sales charges. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and/or expense reimbursements, the returns for the share classes would have been lower. Without a distribution and service (12b-1) fee waiver of 0.05% for Class A shares, the returns would have been lower. Class A shares are subject to a 12b-1 fee of up to 0.30% annually. Class B, Class C, Class M, and Class X shares are subject to a 12b-1 fee of 1.00%. Class L shares are subject to a 12b-1 fee of 0.50%.

2Inception dates: Class A and Class B, 4/12/04; Class C, Class L, Class M, and Class X, 12/31/97.

3Prior to April 12, 2004, Class L shares were known as Class A shares. On April 12, 2004, Class A shares were redesignated as Class L shares and a new Class A was opened.

4Prior to April 12, 2004, Class M shares were known as Class B shares. On April 12, 2004, Class B shares were redesignated as Class M shares and a new Class B was opened.

4	Visit our website at www.strategicpartners.com

5See page 1 for a summary of definitions for the Fund’s benchmarks.

*MSCI EAFE® Index Closest Month-End to Inception cumulative total returns as of 4/30/05 are 12.35% for Class A and Class B; and 40.29% for Class C, Class L, Class M, and Class X. MSCI EAFE® Index Closest Month-End to Inception average annual total returns as of 3/31/05 are 15.06% for Class A and Class B; and 5.12% for Class C, Class L, Class M, and Class X.

**Lipper International Equity Funds Average Closest Month-End to Inception cumulative total returns as of 4/30/05 are 7.69% for Class A and Class B; and 37.19% for Class C, Class L, Class M, and Class X. Lipper International Equity Funds Average Closest Month-End to Inception average annual total returns as of 3/31/O5 are 10.12% for Class A and Class B; and 4.35% for Class C, Class L, Class M, and Class X.

Five Largest Holdings expressed as a percentage of net assets as of 4/30/05
Sanofi-Aventis, Pharmaceuticals	4.0%
BG Group PLC, Oil & Gas	3.9
Roche Holding AG, Pharmaceuticals	3.6
Canon, Inc., Office Equipment	3.0
Tesco PLC, Food	3.0

Holdings reflect only long-term investments and are subject to change.

Strategic Partners Mutual Funds, Inc.	5

Your Fund’s Performance

Strategic Partners Small Cap Growth Opportunity Fund

Fund objective

The investment objective of the Strategic Partners Small Cap Growth Opportunity Fund is to seek capital growth. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting our website at www.strategicpartners.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares).

Cumulative Total Returns[1] as of 4/30/05
	Six Months	One Year	Five Years	Since Inception[2]
Class A3	–5.45%	–15.76%	N/A	–23.44%
Class B4	–5.56	–16.47	N/A	–24.07
Class C	–5.46	–16.47	–52.41%	–7.78
Class L3	–5.27	–16.04	–51.23	–4.27
Class M4	–5.56	–16.48	–52.41	–7.88
Class X	–5.46	–16.48	–52.46	–7.88
Russell 2000 Index[5]	–0.15	4.71	22.11	*
Lipper Small-Cap Growth Funds Avg.[5]	–0.79	0.25	–13.69	**

Average Annual Total Returns[1] as of 3/31/05
		One Year	Five Years	Since Inception[2]
Class A3		N/A	N/A	N/A
Class B4		N/A	N/A	N/A
Class C		–16.21%	–17.07%	–0.05%
Class L3		–19.84	–17.63	–0.23
Class M4		–20.44	–17.39	–0.05
Class X		–20.52	–17.59	–0.19
Russell 2000 Index[5]		5.41	4.01	*
Lipper Small-Cap Growth Funds Avg.[5]		1.06	–5.29	**

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total return performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B, Class C, Class M, and Class X shares are subject to a maximum CDSC of 5%, 1%, 6%, and 6% respectively.

1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns do take into account applicable sales charges. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and/or expense reimbursements, the returns for the share classes would have been lower. Without a distribution and service (12b-1) fee waiver of 0.05% for Class A shares, the returns would have been lower. Class A shares are subject to a 12b-1 fee of up to 0.30% annually. Class B, Class C, Class M, and Class X shares are subject to a 12b-1 fee of 1.00%. Class L shares are subject to a 12b-1 fee of 0.50%.

2Inception dates: Class A and Class B, 4/12/04; Class C, Class L, Class M, and Class X, 7/28/97.

3Prior to April 12, 2004, Class L shares were known as Class A shares. On April 12, 2004, Class A shares were redesignated as Class L shares and a new Class A was opened.

4Prior to April 12, 2004, Class M shares were known as Class B shares. On April 12, 2004, Class B shares were redesignated as Class M shares and a new Class B was opened.

5See page 1 for a summary of definitions for the Fund’s benchmarks.

6	Visit our website at www.strategicpartners.com

*Russell 2000 Index Closest Month-End to Inception cumulative total returns as of 4/30/05 are –0.62% for Class A and Class B; and 54.08% for Class C, Class L, Class M, and Class X. Russell 2000 Index Closest Month-End to Inception average annual total returns as of 3/31/05 are 5.41% for Class A and Class B; and 6.62% for Class C, Class L, Class M, and Class X.

**Lipper Small-Cap Growth Funds Average Closest Month-End to Inception cumulative total returns as of 4/30/05 are –4.79% for Class A and Class B; and 47.69% for Class C, Class L, Class M, and Class X. Lipper Small-Cap Growth Funds Average Closest Month-End to Inception average annual total returns as of 3/31/05 are 1.06% for Class A and Class B; and 4.99% for Class C, Class L, Class M, and Class X.

Five Largest Holdings expressed as a percentage of net assets as of 4/30/05
Toro Co. (The), Machinery & Equipment	1.4%
Ventana Medical Systems, Inc., Medical Supplies & Equipment	1.3
QuickSilver, Inc., Clothing & Apparel	1.3
Panera Bread Co., Restaurants	1.2
Harland, (John H.) Co., Business Services	1.2

Holdings reflect only long-term investments and are subject to change.

Strategic Partners Mutual Funds, Inc.	7

Your Fund’s Performance

Strategic Partners Managed Small Cap Growth Fund***

Fund objective

The investment objective of the Strategic Partners Managed Small Cap Growth Fund is to seek maximum growth of investors’ capital from a portfolio primarily of growth stocks of smaller companies. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting our website at www.strategicpartners.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares).

Cumulative Total Returns[1] as of 4/30/05
	Six Months	One Year	Five Years	Since Inception[2]
Class A3	–3.52%	–5.18%	N/A	–11.94%
Class B4	–3.65	–5.75	N/A	–13.48
Class C	–3.82	–6.09	–42.34%	–52.20
Class L3	–3.54	–5.40	–40.92	–50.90
Class M4	–3.82	–5.91	–42.34	–52.20
Class X	–3.82	–5.89	–42.29	–52.10
Russell 2000 Index[5]	–0.15	4.71	22.11	*
Lipper Small-Cap Growth Funds Avg.[5]	–0.79	0.25	–13.69	**

Average Annual Total Returns[1] as of 3/31/05
		One Year	Five Years	Since Inception[2]
Class A3		N/A	N/A	N/A
Class B4		N/A	N/A	N/A
Class C		–4.15%	–10.79%	–12.14%
Class L3		–8.12	–11.39	–12.70
Class M4		–8.99	–11.15	–12.49
Class X		–8.98	–11.28	–12.46
Russell 2000 Index[5]		5.41	4.01	*
Lipper Small-Cap Growth Funds Avg.[5]		1.06	–5.29	**

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total return performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B, Class C, Class M, and Class X shares are subject to a maximum CDSC of 5%, 1%, 6%, and 6% respectively.

1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns do take into account applicable sales charges. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and/or expense reimbursements, the returns for the share classes would have been lower. Without a distribution and service (12b-1) fee waiver of 0.05% for Class A shares, the returns would have been lower. Class A shares are subject to a 12b-1 fee of up to 0.30% annually. Class B, Class C, Class M, and Class X shares are subject to a 12b-1 fee of 1.00%. Class L shares are subject to a 12b-1 fee of 0.50%.

2Inception dates: Class A and Class B, 4/12/04; Class C, Class L, Class M, and Class X, 3/1/00.

3Prior to April 12, 2004, Class L shares were known as Class A shares. On April 12, 2004, Class A shares were redesignated as Class L shares and a new Class A was opened.

8	Visit our website at www.strategicpartners.com

4Prior to April 12, 2004, Class M shares were known as Class B shares. On April 12, 2004, Class B shares were redesignated as Class M shares and a new Class B was opened.

5See page 1 for a summary of definitions for the Fund’s benchmarks.

*Russell 2000 Index Closest Month-End to Inception cumulative total returns as of 4/30/05 are –0.62% for Class A and Class B; and 7.19% for Class C, Class L, Class M, and Class X. Russell 2000 Index Closest Month-End to Inception average annual total returns as of 3/31/05 are 5.41% for Class A and Class B; and 2.56% for Class C, Class L, Class M, and Class X.

**Lipper Small-Cap Growth Funds Average Closest Month-End to Inception cumulative total returns as of 4/30/05 are –4.79% for Class A and Class B; and –23.96% for Class C, Class L, Class M, and Class X. Lipper Small-Cap Growth Funds Average Closest Month-End to Inception average annual total returns as of 3/31/05 are 1.06% for Class A and Class B; and –6.06% for Class C, Class L, Class M, and Class X.

***Between December 10, 2001, and April 12, 2004, the Strategic Partners Managed Small Cap Growth Fund was known as ASAF DeAM Small-Cap Growth Fund. Prior to December 10, 2001, the Strategic Partners Managed Small Cap Growth Fund was known as the ASAF Scudder Small-Cap Growth Fund, and Zurich Scudder Investments, Inc. served as subadviser to the Fund.

Five Largest Holdings expressed as a percentage of net assets as of 4/30/05
CEC Entertainment, Inc., Restaurants	1.4%
Cal Dive International, Inc., Construction	1.4
QuickSilver, Inc., Clothing & Apparel	1.3
Ventana Medical Systems, Inc., Medical Supplies & Equipment	1.3
Panera Bread Co., Restaurants	1.3

Holdings reflect only long-term investments and are subject to change.

Strategic Partners Mutual Funds, Inc.	9

Your Fund’s Performance

Strategic Partners Small Company Fund***

Fund objective

The investment objective of the Strategic Partners Small Company Fund is to provide long-term capital growth by investing primarily in small-capitalization stocks that appear to be undervalued. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting our website at www.strategicpartners.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares).

Cumulative Total Returns[1] as of 4/30/05
	Six Months	One Year	Five Years	Since Inception[2]
Class A3	4.95%	9.24%	N/A	6.30%
Class B4	4.49	8.30	N/A	5.29
Class C	4.50	8.24	66.45%	64.00
Class L3	4.69	8.69	70.66	70.55
Class M4	4.42	8.23	66.37	64.09
Class X	4.49	8.23	66.65	64.20
Russell 2000 Index[5]	–0.15	4.71	22.11	*
Lipper Small-Cap Core Funds Avg.[5]	1.87	6.43	45.55	**

Average Annual Total Returns[1] as of 3/31/05
		One Year	Five Years	Since Inception[2]
Class A3		N/A	N/A	N/A
Class B4		N/A	N/A	N/A
Class C		11.59%	12.00%	7.34%
Class L3		6.59	11.23	7.17
Class M4		6.58	11.75	7.36
Class X		6.58	11.64	7.37
Russell 2000 Index[5]		5.41	4.01	*
Lipper Small-Cap Core Funds Avg.[5]		7.89	7.25	**

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total return performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B, Class C, Class M, and Class X shares are subject to a maximum CDSC of 5%, 1%, 6%, and 6% respectively.

1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns do take into account applicable sales charges. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and/or expense reimbursements, the returns for the share classes would have been lower. Without a distribution and service (12b-1) fee waiver of 0.05% for Class A shares, the returns would have been lower. Class A shares are subject to a 12b-1 fee of up to 0.30% annually. Class B, Class C, Class M, and Class X shares are subject to a 12b-1 fee of 1.00%. Class L shares are subject to a 12b-1 fee of 0.50%.

2Inception dates: Class A and Class B, 4/12/04; Class C, Class L, Class M, and Class X, 7/28/97.

3Prior to April 12, 2004, Class L shares were known as Class A shares. On April 12, 2004, Class A shares were redesignated as Class L shares and a new Class A was opened.

4Prior to April 12, 2004, Class M shares were known as Class B shares. On April 12, 2004, Class B shares were redesignated as Class M shares and a new Class B was opened.

10	Visit our website at www.strategicpartners.com

5See page 1 for a summary of definitions for the Fund’s benchmarks.

*Russell 2000 Index Closest Month-End to Inception cumulative total returns as of 4/30/05 are –0.62% for Class A and Class B; and 54.08% for Class C, Class L, Class M, and Class X. Russell 2000 Index Closest Month-End to Inception average annual total returns as of 3/31/05 are 5.41% for Class A and Class B; and 6.62% for Class C, Class L, Class M, and Class X.

**Lipper Small-Cap Core Funds Average Closest Month-End to Inception cumulative total returns as of 4/30/05 are 2.14% for Class A and Class B; and 78.53% for Class C, Class L, Class M, and Class X. Lipper Small-Cap Core Funds Average Closest Month-End to Inception average annual total returns as of 3/31/05 are 7.89% for Class A and Class B; and 8.06% for Class C, Class L, Class M, and Class X.

***Prior to September 11, 2000, the Strategic Partners Small Company Fund was known as the ASAF T. Rowe Price Small Company Value Fund, and T. Rowe Price Associates, Inc. served as subadviser to the Fund.

Five Largest Holdings expressed as a percentage of net assets as of 4/30/05
Cablevision Systems New York Group. (Class “A” Stock), Cable Television	2.6%
Precision Castparts Corp., Industrial Products	2.3
Thomas & Betts Corp, Electronic Components & Equipment	1.9
Media General, Inc. (Class “A” Stock), Broadcasting	1.8
Curtiss-Wright Corp. (Class “B” Stock), Aerospace	1.7

Holdings reflect only long-term investments and are subject to change.

Strategic Partners Mutual Funds, Inc.	11

Your Fund’s Performance

Strategic Partners Mid Cap Growth Fund***

Fund objective

The investment objective of the Strategic Partners Mid Cap Growth Fund is to seek long-term growth of capital. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting our website at www.strategicpartners.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares).

Cumulative Total Returns[1] as of 4/30/05
	Six Months	One Year	Since Inception[2]
Class A3	0.23%	4.63%	0.47%
Class B4	–0.24	3.71	–0.48
Class C	–0.24	3.47	–58.28
Class L3	0.00	3.90	–57.32
Class M4	–0.24	3.47	–58.18
Class X	–0.24	3.47	–58.28
S&P MidCap 400 Index[5]	5.68	9.74	*
Lipper Mid-Cap Growth Funds Avg.[5]	1.68	3.92	**

Average Annual Total Returns[1] as of 3/31/05
		One Year	Since Inception[2]
Class A3		N/A	N/A
Class B4		N/A	N/A
Class C		5.36%	–16.71%
Class L3		0.68	–17.39
Class M4		0.34	–17.04
Class X		0.11	–17.31
S&P MidCap 400 Index[5]		10.43	*
Lipper Mid-Cap Growth Funds Avg.[5]		5.17	**

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total return performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B, Class C, Class M, and Class X shares are subject to a maximum CDSC of 5%, 1%, 6%, and 6% respectively.

1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns do take into account applicable sales charges. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and/or expense reimbursements, the returns for the share classes would have been lower. Without a distribution and service (12b-1) fee waiver of 0.05% for Class A shares, the returns would have been lower. Class A shares are subject to a 12b-1 fee of up to 0.30% annually. Class B, Class C, Class M, and Class X shares are subject to a 12b-1 fee of 1.00%. Class L shares are subject to a 12b-1 fee of 0.50%.

2Inception dates: Class A and Class B, 4/12/04; Class C, Class L, Class M, and Class X, 9/11/00.

3Prior to April 12, 2004, Class L shares were known as Class A shares. On April 12, 2004, Class A shares were redesignated as Class L shares and a new Class A was opened.

4Prior to April 12, 2004, Class M shares were known as Class B shares. On April 12, 2004, Class B shares were redesignated as Class M shares and a new Class B was opened.

5See page 1 for a summary of definitions for the Fund’s benchmarks.

12	Visit our website at www.strategicpartners.com

*S&P MidCap 400 Index Closest Month-End to Inception cumulative total returns as of 4/30/05 are 6.14% for Class A and Class B; and 22.71% for Class C, Class L, Class M, and Class X. S&P MidCap 400 Index Closest Month-End to Inception average annual total returns as of 3/31/05 are 10.43% for Class A and Class B; and 5.47% for Class C, Class L, Class M, and Class X.

**Lipper Mid-Cap Growth Funds Average Closest Month-End to Inception cumulative total returns as of 4/30/05 are 0.10% for Class A and Class B; and –29.76% for Class C, Class L, Class M, and Class X. Lipper Mid-Cap Growth Funds Average Closest Month-End to Inception average annual total returns as of 3/31/05 are 5.17% for Class A and Class B; and –7.76% for Class C, Class L, Class M, and Class X.

***Prior to November 11, 2002, the Strategic Partners Mid Cap Growth Fund was known as the ASAF Janus Mid-Cap Growth Fund, and Janus Capital Management LLC served as subadviser to the Fund.

Five Largest Holdings expressed as a percentage of net assets as of 4/30/05
Scripps, (E.W.) Co. (Class “A” Stock), Publishing	2.2%
Lamar Advertising Co., Publishing	2.2
Caremark RX, Inc., Pharmacy Benefit Manager	2.2
Williams-Sonoma, Inc. Retailing	2.1
Biomet, Inc., Medical Products	2.1

Holdings reflect only long-term investments and are subject to change.

Strategic Partners Mutual Funds, Inc.	13

Your Fund’s Performance

Strategic Partners Relative Value Fund

Fund objective

The investment objective of the Strategic Partners Relative Value Fund is to seek capital growth. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting our website at www.strategicpartners.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares).

Cumulative Total Returns[1] as of 4/30/05
	Six Months	One Year	Five Years	Since Inception[2]
Class A3	6.01%	12.28%	N/A	8.31%
Class B4	5.57	11.21	N/A	7.35
Class C	5.53	11.17	61.69%	105.81
Class L3	5.70	11.67	65.72	112.50
Class M4	5.53	11.17	61.82	105.81
Class X	5.49	11.13	61.68	105.31
S&P MidCap 400 Index[5]	5.68	9.74	38.84	*
Lipper Mid-Cap Value Funds Avg.[5]	5.46	11.37	71.31	**

Average Annual Total Returns[1] as of 3/31/05
		One Year	Five Years	Since Inception[2]
Class A3		N/A	N/A	N/A
Class B4		N/A	N/A	N/A
Class C		14.10%	10.24%	12.31%
Class L3		8.98	9.69	12.01
Class M4		9.10	10.20	12.40
Class X		9.02	10.04	12.27
S&P MidCap 400 Index[5]		10.43	6.87	*
Lipper Mid-Cap Value Funds Avg.[5]		12.82	11.98	**

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total return performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B, Class C, Class M, and Class X shares are subject to a maximum CDSC of 5%, 1%, 6%, and 6% respectively.

1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns do take into account applicable sales charges. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and/or expense reimbursements, the returns for the share classes would have been lower. Without a distribution and service (12b-1) fee waiver of 0.05% for Class A shares, the returns would have been lower. Class A shares are subject to a 12b-1 fee of up to 0.30% annually. Class B, Class C, Class M, and Class X shares are subject to a 12b-1 fee of 1.00%. Class L shares are subject to a 12b-1 fee of 0.50%.

2Inception dates: Class A and Class B, 4/12/04; Class C, Class L, Class M, and Class X, 8/19/98.

3Prior to April 12, 2004, Class L shares were known as Class A shares. On April 12, 2004, Class A shares were redesignated as Class L shares and a new Class A was opened.

4Prior to April 12, 2004, Class M shares were known as Class B shares. On April 12, 2004, Class B shares were redesignated as Class M shares and a new Class B was opened.

5See page 1 for a summary of definitions for the Fund’s benchmarks.

14	Visit our website at www.strategicpartners.com

*S&P MidCap 400 Index Closest Month-End to Inception cumulative total returns as of 4/30/05 are 6.14% for Class A and Class B; and 142.79% for Class C, Class L, Class M, and Class X. S&P MidCap 400 Index Closest Month-End to Inception average annual total returns as of 3/31/05 are 10.43% for Class A and Class B; and 15.11% for Class C, Class L, Class M, and Class X.

**Lipper Mid-Cap Value Funds Average Closest Month-End to Inception cumulative total returns as of 4/30/05 are 8.00% for Class A and Class B; and 132.37% for Class C, Class L, Class M, and Class X. Lipper Mid-Cap Value Funds Average Closest Month-End to Inception average annual total returns as of 3/31/05 are 12.82% for Class A and Class B; and 14.20% for Class C, Class L, Class M, and Class X.

Five Largest Holdings expressed as a percentage of net assets as of 4/30/05
Western Digital Corp., Computer Hardware	3.1%
Coventry Health Care, Inc., Healthcare Services	3.0
XTO Energy, Inc., Oil & Gas	2.9
Omnicare, Inc., Healthcare Services	2.8
IndyMac Bancorp, Inc., Financial Services	2.8

Holdings reflect only long-term investments and are subject to change.

Strategic Partners Mutual Funds, Inc.	15

Your Fund’s Performance

Strategic Partners Technology Fund

Fund objective

The investment objective of the Strategic Partners Technology Fund is to seek capital growth by investing primarily in the equity securities of companies engaged in technology-related industries. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting our website at www.strategicpartners.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares).

Cumulative Total Returns[1] as of 4/30/05
	Six Months	One Year	Since Inception[2]
Class A3	–4.14%	–2.67%	–12.67%
Class B4	–4.65	–3.53	–13.38
Class C	–4.63	–3.52	–75.30
Class L3	–4.51	–3.05	–74.60
Class M4	–4.65	–3.53	–75.40
Class X	–4.62	–3.13	–75.20
S&P 500 Index[5]	3.28	6.33	*
Lipper Science & Technology Funds Avg.[5]	–4.60	–3.43	**

Average Annual Total Returns[1] as of 3/31/05
		One Year	Since Inception[2]
Class A3		N/A	N/A
Class B4		N/A	N/A
Class C		–7.89%	–26.00%
Class L3		–12.16	–26.56
Class M4		–12.91	–26.46
Class X		–12.86	–26.50
S&P 500 Index[5]		–6.69	*
Lipper Science & Technology Funds Avg.[5]		–6.58	**

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total return performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B, Class C, Class M, and Class X shares are subject to a maximum CDSC of 5%, 1%, 6%, and 6% respectively.

1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns do take into account applicable sales charges. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and/or expense reimbursements, the returns for the share classes would have been lower. Without a distribution and service (12b-1) fee waiver of 0.05% for Class A shares, the returns would have been lower. Class A shares are subject to a 12b-1 fee of up to 0.30% annually. Class B, Class C, Class M, and Class X shares are subject to a 12b-1 fee of 1.00%. Class L shares are subject to a 12b-1 fee of 0.50%.

2Inception dates: Class A and Class B, 4/12/04; Class C, Class L, Class M, and Class X, 9/11/00.

3Prior to April 12, 2004, Class L shares were known as Class A shares. On April 12, 2004, Class A shares were redesignated as Class L shares and a new Class A was opened.

4Prior to April 12, 2004, Class M shares were known as Class B shares. On April 12, 2004, Class B shares were redesignated as Class M shares and a new Class B was opened.

16	Visit our website at www.strategicpartners.com

5See page 1 for a summary of definitions for the Fund’s benchmarks.

*S&P 500 Index Closest Month-End to Inception cumulative total returns as of 4/30/05 are 4.66% for Class A and Class B; and –17.90% for Class C, Class L, Class M, and Class X. S&P 500 Index Closest Month-End to Inception average annual total returns as of 3/31/05 are 6.69% for Class A and Class B; and –3.81% for Class C, Class L, Class M, and Class X.

**Lipper Science & Technology Funds Average Closest Month-End to Inception cumulative total returns as of 4/30/05 are –10.60% for Class A and Class B; and –67.59% for Class C, Class L, Class M, and Class X. Lipper Science & Technology Funds Average Closest Month-End to Inception average annual total returns as of 3/31/05 are –6.58% for Class A and Class B; and –22.44% for Class C, Class L, Class M, and Class X.

Five Largest Holdings expressed as a percentage of net assets as of 4/30/05
Corning, Inc., Telecommunications	4.1%
Network Appliance, Inc., Computers—Networking	3.8
Amdocs Ltd., Telecommunications	3.6
Taiwan Semiconductor Manufacturing Co., Semiconductors	3.5
Adobe Systems, Inc., Computer Services & Software	3.4

Holdings reflect only long-term investments and are subject to change.

Strategic Partners Mutual Funds, Inc.	17

Your Fund’s Performance

Strategic Partners Health Sciences Fund

Fund objective

The investment objective of the Strategic Partners Health Sciences Fund is to seek growth. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting our website at www.strategicpartners.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares).

Cumulative Total Returns[1] as of 4/30/05
	Six Months	One Year	Since Inception[2]
Class A3	3.87%	–1.28%	–4.23%
Class B4	3.59	–2.09	–5.06
Class C	3.48	–2.17	12.90
Class L3	3.70	–1.71	15.00
Class M4	3.40	–2.17	12.60
Class X	3.39	–2.17	12.90
S&P 500 Index[5]	3.28	6.33	*
Lipper Health/Biotechnology Funds Avg.[5]	5.98	–0.79	**

Average Annual Total Returns[1] as of 3/31/05
		One Year	Since Inception[2]
Class A3		N/A	N/A
Class B4		N/A	N/A
Class C		–5.18%	2.36%
Class L3		–9.22	1.60
Class M4		–9.90	2.11
Class X		–9.89	1.95
S&P 500 Index[5]		6.69	*
Lipper Health/Biotechnology Funds Avg.[5]		–1.89	**

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total return performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B, Class C, Class M, and Class X shares are subject to a maximum CDSC of 5%, 1%, 6%, and 6% respectively.

1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns do take into account applicable sales charges. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and/or expense reimbursements, the returns for the share classes would have been lower. Without a distribution and service (12b-1) fee waiver of 0.05% for Class A shares, the returns would have been lower. Class A shares are subject to a 12b-1 fee of up to 0.30% annually. Class B, Class C, Class M, and Class X shares are subject to a 12b-1 fee of 1.00%. Class L shares are subject to a 12b-1 fee of 0.50%.

2Inception dates: Class A and Class B, 4/12/04; Class C, Class L, Class M, and Class X, 3/1/01.

3Prior to April 12, 2004, Class L shares were known as Class A shares. On April 12, 2004, Class A shares were redesignated as Class L shares and a new Class A was opened.

4Prior to April 12, 2004, Class M shares were known as Class B shares. On April 12, 2004, Class B shares were redesignated as Class M shares and a new Class B was opened.

5See page 1 for a summary of definitions for the Fund’s benchmarks.

18	Visit our website at www.strategicpartners.com

*S&P 500 Index Closest Month-End to Inception cumulative total returns as of 4/30/05 are 4.66% for Class A and Class B; and –0.09% for Class C, Class L, Class M, and Class X. S&P 500 Index Closest Month-End to Inception average annual total returns as of 3/31/05 are 6.69% for Class A and Class B; and 0.45% for Class C, Class L, Class M, and Class X.

**Lipper Health/Biotechnology Funds Average Closest Month-End to Inception cumulative total returns as of 4/30/05 are 0.89% for Class A and Class B; and 1.81% for Class C, Class L, Class M, and Class X. Lipper Health/Biotechnology Funds Average Closest Month-End to Inception average annual total returns as of 3/31/05 are –1.89% for Class A and Class B; and –0.87% for Class C, Class L, Class M, and Class X.

Five Largest Holdings expressed as a percentage of net assets as of 4/30/05
Pfizer, Inc., Pharmaceuticals—Research & Manufacturing	5.7%
Roche Holding AG, Pharmaceuticals	5.3
Wyeth, Healthcare Supplies	5.2
Sanofi-Sythelab SA [ADR], Pharmaceuticals	5.1
Eisai Co. Ltd., Medical Supplies & Equipment	5.0

Holdings reflect only long-term investments and are subject to change.

Strategic Partners Mutual Funds, Inc.	19

Your Fund’s Performance

Strategic Partners Managed OTC Fund***

Fund objective

The investment objective of the Strategic Partners Managed OTC Fund is to provide investment results that correlate to the performance of a benchmark for securities that are traded in the over-the-counter market. The Fund’s current benchmark is a multiple of the NASDAQ-100 Index. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting our website at www.strategicpartners.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares).

Cumulative Total Returns[1] as of 4/30/05
	Six Months	One Year	Since Inception[2]
Class A3	–6.64%	–0.42%	–8.08%
Class B4	–6.80	–1.69	–9.34
Class C	–6.80	–1.27	–76.70
Class L3	–6.67	–0.42	–76.20
Class M4	–6.77	–0.85	–76.60
Class X	–6.77	–1.27	–76.60
NASDAQ-100 Index[5]	–4.43	1.39	*
Lipper Multi-Cap Growth Funds Avg.[5]	0.90	2.96	**

Average Annual Total Returns[1] as of 3/31/05
		One Year	Since Inception[2]
Class A3		N/A	N/A
Class B4		N/A	N/A
Class C		–0.18%	–26.46%
Class L3		–4.56	–27.15
Class M4		–5.18	–26.78
Class X		–5.18	–26.95
NASDAQ-100 Index[5]		3.07	*
Lipper Multi-Cap Growth Funds Avg.[5]		3.10	**

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total return performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B, Class C, Class M, and Class X shares are subject to a maximum CDSC of 5%, 1%, 6%, and 6% respectively.

1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns do take into account applicable sales charges. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and/or expense reimbursements, the returns for the share classes would have been lower. Without a distribution and service (12b-1) fee waiver of 0.05% for Class A shares, the returns would have been lower. Class A shares are subject to a 12b-1 fee of up to 0.30% annually. Class B, Class C, Class M, and Class X shares are subject to a 12b-1 fee of 1.00%. Class L shares are subject to a 12b-1 fee of 0.50%.

2Inception dates: Class A and Class B, 4/12/04; Class C, Class L, Class M, and Class X, 9/11/00.

3Prior to April 12, 2004, Class L shares were known as Class A shares. On April 12, 2004, Class A shares were redesignated as Class L shares and a new Class A was opened.

20	Visit our website at www.strategicpartners.com

4Prior to April 12, 2004, Class M shares were known as Class B shares. On April 12, 2004, Class B shares were redesignated as Class M shares and a new Class B was opened.

5See page 1 for a summary of definitions for the Fund’s benchmarks.

*NASDAQ-100 Index Closest Month-End to Inception cumulative total returns as of 4/30/05 are –1.22% for Class A and Class B; and –65.16% for Class C, Class L, Class M, and Class X. NASDAQ–100 Index Closest Month-End to Inception average annual total returns as of 3/31/05 are 3.07% for Class A and Class B; and –11.30% for Class C, Class L, Class M, and Class X.

**Lipper Multi-Cap Growth Funds Average Closest Month-End to Inception cumulative total returns as of 4/30/05 are –0.62% for Class A and Class B; and –40.88% for Class C, Class L, Class M, and Class X. Lipper Multi-Cap Growth Funds Average Closest Month-End to Inception average annual total returns as of 3/31/05 are 3.10% for Class A and Class B; and –11.30% for Class C, Class L, Class M, and Class X.

***Prior to March 1, 2001, the Strategic Partners Managed OTC Fund was known as the ASAF Rydex Managed OTC Fund, and Rydex Global Advisors served as subadviser to the Fund.

Five Largest Holdings expressed as a percentage of net assets as of 4/30/05
Microsoft Corp., Software	7.6%
QUALCOMM Inc., Telecommunications	5.5
Intel Corp., Semiconductors	4.1
Apple Computer, Inc., Computer Services & Software	3.3
Cisco Systems, Inc., Telecommunications	3.2

Holdings reflect only long-term investments and are subject to change.

Strategic Partners Mutual Funds, Inc.	21

Your Fund’s Performance

Strategic Partners Capital Growth Fund

Fund objective

The investment objective of the Strategic Partners Capital Growth Fund is to seek capital growth. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting our website at www.strategicpartners.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares).

Cumulative Total Returns[1] as of 4/30/05
	Six Months	One Year	Five Years	Since Inception[2]
Class A3	5.80%	8.30%	N/A	3.57%
Class B4	5.38	7.45	N/A	2.70
Class C	5.39	7.46	–18.62%	36.80
Class L3	5.67	8.01	–16.51	41.71
Class M4	5.39	7.45	–18.60	37.00
Class X	5.40	7.47	–18.63	36.70
S&P 500 Index[5]	3.28	6.33	–13.86	*
Lipper Large-Cap Growth Funds Avg.[5]	0.95	1.13	–38.20	**

Average Annual Total Returns[1] as of 3/31/05
		One Year	Five Years	Since Inception[2]
Class A3		N/A	N/A	N/A
Class B4		N/A	N/A	N/A
Class C		4.81%	–5.35%	4.89%
Class L3		0.21	–5.80	4.65
Class M4		–0.20	–5.56	4.94
Class X		–0.19	–5.74	4.81
S&P 500 Index[5]		6.69	–3.16	*
Lipper Large-Cap Growth Funds Avg.[5]		1.18	–10.17	**

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total return performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B, Class C, Class M, and Class X shares are subject to a maximum CDSC of 5%, 1%, 6%, and 6% respectively.

1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns do take into account applicable sales charges. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and/or expense reimbursements, the returns for the share classes would have been lower. Without a distribution and service (12b-1) fee waiver of 0.05% for Class A shares, the returns would have been lower. Class A shares are subject to a 12b-1 fee of up to 0.30% annually. Class B, Class C, Class M, and Class X shares are subject to a 12b-1 fee of 1.00%. Class L shares are subject to a 12b-1 fee of 0.50%.

2Inception dates: Class A and Class B, 4/12/04; Class C, Class L, Class M, and Class X, 8/19/98.

3Prior to April 12, 2004, Class L shares were known as Class A shares. On April 12, 2004, Class A shares were redesignated as Class L shares and a new Class A was opened.

4Prior to April 12, 2004, Class M shares were known as Class B shares. On April 12, 2004, Class B shares were redesignated as Class M shares and a new Class B was opened.

5See page 1 for a summary of definitions for the Fund’s benchmarks.

22	Visit our website at www.strategicpartners.com

*S&P 500 Index Closest Month-End to Inception cumulative total returns as of 4/30/05 are 4.66% for Class A and Class B; and 33.49% for Class C, Class L, Class M, and Class X. S&P 500 Index Closest Month-End to Inception average annual total returns as of 3/31/05 are 6.69% for Class A and Class B; and 4.79% for Class C, Class L, Class M, and Class X.

**Lipper Large-Cap Growth Funds Average Closest Month-End to Inception cumulative total returns as of 4/30/05 are –0.99% for Class A and Class B; and 15.28% for Class C, Class L, Class M, and Class X. Lipper Large-Cap Growth Funds Average Closest Month-End to Inception average annual total returns as of 3/31/05 are 1.18% for Class A and Class B; and 2.15% for Class C, Class L, Class M, and Class X.

Five Largest Holdings expressed as a percentage of net assets as of 4/30/05
UnitedHealth Group, Inc., Healthcare Services	9.7%
Genentech, Inc., Pharmaceuticals	8.0
General Electric Co., Electronic Components & Equipment	5.8
Procter & Gamble Co., Consumer Products & Services	4.2
SLM Corp., Financial Services	4.1

Holdings reflect only long-term investments and are subject to change.

Strategic Partners Mutual Funds, Inc.	23

Your Fund’s Performance

Strategic Partners Concentrated Growth Fund***

Fund objective

The investment objective of the Strategic Partners Concentrated Growth Fund is to seek growth of capital. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting our website at www.strategicpartners.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares).

Cumulative Total Returns[1] as of 4/30/05
	Six Months	One Year	Five Years	Since Inception[2]
Class A3	–2.50%	–3.53%	N/A	–6.67%
Class B4	–2.90	–4.58	N/A	–7.68
Class C	–2.91	–4.39	–59.45%	–6.33
Class L3	–2.60	–3.80	–58.31	–2.40
Class M4	–2.90	–4.38	–59.39	–6.03
Class X	–2.89	–4.37	–59.40	–5.93
S&P 500 Index[5]	3.28	6.33	–13.86	*
Lipper Large-Cap Growth Funds Avg.[5]	0.95	1.13	–38.20	**

Average Annual Total Returns[1] as of 3/31/05
		One Year	Five Years	Since Inception[2]
Class A3		N/A	N/A	–6.36%
Class B4		N/A	N/A	–7.33
Class C		–4.49%	–18.06%	–0.55
Class L3		–8.55	–18.58	–0.69
Class M4		–9.30	–18.37	–0.51
Class X		–9.30	–18.54	–0.62
S&P 500 Index[5]		6.69	–3.16	*
Lipper Large-Cap Growth Funds Avg.[5]		1.18	–10.17	**

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total return performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B, Class C, Class M, and Class X shares are subject to a maximum CDSC of 5%, 1%, 6%, and 6% respectively.

1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns do take into account applicable sales charges. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and/or expense reimbursements, the returns for the share classes would have been lower. Without a distribution and service (12b-1) fee waiver of 0.05% for Class A shares, the returns would have been lower. Class A shares are subject to a 12b-1 fee of up to 0.30% annually. Class B, Class C, Class M, and Class X shares are subject to a 12b-1 fee of 1.00%. Class L shares are subject to a 12b-1 fee of 0.50%.

2Inception dates: Class A and Class B, 4/12/04; Class C, Class L, Class M, and Class X, 7/28/97.

3Prior to April 12, 2004, Class L shares were known as Class A shares. On April 12, 2004, Class A shares were redesignated as Class L shares and a new Class A was opened.

4Prior to April 12, 2004, Class M shares were known as Class B shares. On April 12, 2004, Class B shares were redesignated as Class M shares and a new Class B was opened.

24	Visit our website at www.strategicpartners.com

5See page 1 for a summary of definitions for the Fund’s benchmarks.

*S&P 500 Index Closest Month-End to inception cumulative total returns as of 4/30/05 are 4.66% for Class A and Class B; and 36.25% for Class C, Class L, Class M, and Class X. S&P 500 Index Closest Month-End to Inception average annual total returns as of 3/31/05 are 6.69% for Class A and Class B; and 4.38% for Class C, Class L, Class M, and Class X.

**Lipper Large-Cap Growth Funds Average Closest Month-End to Inception cumulative total returns as of 4/30/05 are –0.99% for Class A and Class B; and 13.05% for Class C, Class L, Class M, and Class X. Lipper Large-Cap Growth Funds Average Closest Month-End to Inception average annual total returns as of 3/31/05 are 1.18% for Class A and Class B; and 1.60% for Class C, Class L, Class M, and Class X.

***Prior to November 11, 2002, the Strategic Partners Concentrated Growth Fund was known as the ASAF Janus Capital Growth Fund, and Janus Capital Management LLC served as subadviser to the Fund.

Five Largest Holdings expressed as a percentage of net assets as of 4/30/05
QUALCOMM, Semiconductors/Semi-Capital Equipment	6.0%
Viacom, Inc. (Class “B” Stock), Movies & Entertainment	5.6
Univision Communications, Inc. (Class “A” Stock), Cable/Satellite TV	5.3
Microsoft, Computer Software	5.2
Harrah’s Entertainment, Inc., Gaming/Lodging	5.0

Holdings reflect only long-term investments and are subject to change.

Strategic Partners Mutual Funds, Inc.	25

Your Fund’s Performance

Strategic Partners Core Value Fund

Fund objective

The investment objective of the Strategic Partners Core Value Fund is to seek long-term capital growth. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting our website at www.strategicpartners.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares).

Cumulative Total Returns[1] as of 4/30/05
	Six Months	One Year	Five Years	Since Inception[2]
Class A3	4.46%	9.45%	N/A	5.15%
Class B4	4.08	8.71	N/A	4.34
Class C	4.04	8.59	N/A	27.87
Class L3	4.28	9.08	N/A	30.52
Class M4	4.11	8.56	N/A	27.95
Class X	4.12	8.68	N/A	27.97
S&P 500 Index[5]	3.28	6.33	–13.86%	*
Lipper Multi-Cap Value Funds Avg.[5]	5.15	9.72	27.85	**

Average Annual Total Returns[1] as of 3/31/05
		One Year	Five Years	Since Inception[2]
Class A3		N/A	N/A	N/A
Class B4		N/A	N/A	N/A
Class C		6.99%	N/A	6.55%
Class L3		2.21	N/A	5.80
Class M4		1.96	N/A	6.43
Class X		1.98	N/A	6.23
S&P 500 Index[5]		6.69	–3.16%	*
Lipper Multi-Cap Value Funds Avg.[5]		9.96	5.21	**

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total return performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B, Class C, Class M, and Class X shares are subject to a maximum CDSC of 5%, 1%, 6%, and 6% respectively.

1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns do take into account applicable sales charges. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and/or expense reimbursements, the returns for the share classes would have been lower. Without a distribution and service (12b-1) fee waiver of 0.05% for Class A shares, the returns would have been lower. Class A shares are subject to a 12b-1 fee of up to 0.30% annually. Class B, Class C, Class M, and Class X shares are subject to a 12b-1 fee of 1.00%. Class L shares are subject to a 12b-1 fee of 0.50%.

2Inception dates: Class A and Class B, 4/12/04; Class C, Class L, Class M, and Class X, 3/1/01.

3Prior to April 12, 2004, Class L shares were known as Class A shares. On April 12, 2004, Class A shares were redesignated as Class L shares and a new Class A was opened.

4Prior to April 12, 2004, Class M shares were known as Class B shares. On April 12, 2004, Class B shares were redesignated as Class M shares and a new Class B was opened.

5See page 1 for a summary of definitions for the Fund’s benchmarks.

26	Visit our website at www.strategicpartners.com

*S&P 500 Index Closest Month-End to Inception cumulative total returns as of 4/30/05 are 4.66% for Class A and Class B; and –0.09% for Class C, Class L, Class M, and Class X. S&P 500 Index Closest Month-End to Inception average annual total returns as of 3/31/05 are 6.69% for Class A and Class B; and 0.45% for Class C, Class L, Class M, and Class X.

**Lipper Multi-Cap Value Funds Average Closest Month-End to Inception cumulative total returns as of 4/30/05 are 7.15% for Class A and Class B; and 18.13% for Class C, Class L, Class M, and Class X. Lipper Multi-Cap Value Funds Average Closest Month-End to Inception average annual total returns as of 3/31/05 are 9.96% for Class A and Class B; and 4.63% for Class C, Class L, Class M, and Class X.

Five Largest Holdings expressed as a percentage of net assets as of 4/30/05
Exxon Mobil Corp., Oil & Gas	5.8%
General Electric Co., Electronic Components & Equipment	5.6
Citigroup, Inc., Financial Services	4.6
Bank of America Corp., Financial—Bank & Trust	3.5
Altria Group, Inc., Conglomerates	2.8

Holdings reflect only long-term investments and are subject to change.

Strategic Partners Mutual Funds, Inc.	27

Your Fund’s Performance

Strategic Partners Managed Index 500 Fund

Fund objective

The investment objective of the Strategic Partners Managed Index 500 Fund is to outperform the Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) through stock selection, resulting in different weightings of common stocks relative to the Index. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting our website at www.strategicpartners.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares).

Cumulative Total Returns[1] as of 4/30/05
	Six Months	One Year	Five Years	Since Inception[2]
Class A3	1.35%	3.34%	N/A	–0.54%
Class B4	0.92	2.46	N/A	–1.35
Class C	0.92	2.46	–16.64%	–12.55
Class L3	1.13	2.88	–14.50	–10.23
Class M4	0.92	2.46	–16.64	–12.55
Class X	0.93	2.59	–16.73	–12.65
S&P 500 Index[5]	3.28	6.33	–13.86	*
Lipper Large-Cap Core Funds Avg.[5]	2.50	3.68	–18.15	**

Average Annual Total Returns[1] as of 3/31/05
		One Year	Five Years	Since Inception[2]
Class A3		N/A	N/A	N/A
Class B4		N/A	N/A	N/A
Class C		2.10%	–3.70%	–1.96%
Class L3		–2.42	–4.36	–2.43
Class M4		–2.90	–4.09	–2.32
Class X		–2.90	–4.31	–2.34
S&P 500 Index[5]		6.69	–3.16	*
Lipper Large-Cap Core Funds Avg.[5]		4.04	–4.47	**

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total return performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B, Class C, Class M, and Class X shares are subject to a maximum CDSC of 5%, 1%, 6%, and 6% respectively.

1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns do take into account applicable sales charges. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and/or expense reimbursements, the returns for the share classes would have been lower. Without a distribution and service (12b-1) fee waiver of 0.05% for Class A shares, the returns would have been lower. Class A shares are subject to a 12b-1 fee of up to 0.30% annually. Class B, Class C, Class M, and Class X shares are subject to a 12b-1 fee of 1.00%. Class L shares are subject to a 12b-1 fee of 0.50%.

2Inception dates: Class A and Class B, 4/12/04; Class C, Class L, Class M, and Class X, 11/1/99.

3Prior to April 12, 2004, Class L shares were known as Class A shares. On April 12, 2004, Class A shares were redesignated as Class L shares and a new Class A was opened.

4Prior to April 12, 2004, Class M shares were known as Class B shares. On April 12, 2004, Class B shares were redesignated as Class M shares and a new Class B was opened.

28	Visit our website at www.strategicpartners.com

5See page 1 for a summary of definitions for the Fund’s benchmarks.

*S&P 500 Index Closest Month-End to Inception cumulative total returns as of 4/30/05 are 4.66% for Class A and Class B; and –7.67% for Class C, Class L, Class M, and Class X. S&P 500 Index Closest Month-End to Inception average annual total returns as of 3/31/05 are 6.69% for Class A and Class B; and –1.11% for Class C, Class L, Class M, and Class X.

**Lipper Large-Cap Core Funds Average Closest Month-End to Inception cumulative total returns as of 4/30/05 are 1.71% for Class A and Class B; and –10.43% for Class C, Class L, Class M, and Class X. Lipper Large-Cap Core Funds Average Closest Month-End to Inception average annual total returns as of 3/31/05 are 4.04% for Class A and Class B; and –1.94% for Class C, Class L, Class M, and Class X.

Five Largest Holdings expressed as a percentage of net assets as of 4/30/05
General Electric Co., Electronic Components & Equipment	4.6%
Exxon Mobil Corp., Oil & Gas	3.4
Citigroup, Inc., Financial Services	3.2
Microsoft Corp., Computer Services & Software	3.1
Bank of America Corp., Financial Bank & Trust	2.2

Holdings reflect only long-term investments and are subject to change.

Strategic Partners Mutual Funds, Inc.	29

Your Fund’s Performance

Strategic Partners Equity Income Fund***

Fund objective

The investment objective of the Strategic Partners Equity Income Fund is long-term growth of capital and income while attempting to avoid excessive fluctuations in market value. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting our website at www.strategicpartners.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares).

Cumulative Total Returns[1] as of 4/30/05
	Six Months	One Year	Five Years	Since Inception[2]
Class A3	4.83%	6.06%	N/A	2.54%
Class B4	4.44	5.11	N/A	1.62
Class C	4.45	5.11	9.40%	41.00
Class L3	4.70	5.76	12.20	46.10
Class M4	4.44	5.19	9.39	41.12
Class X	4.45	5.20	9.49	41.01
S&P 500 Index[5]	3.28	6.33	–13.86	*
Lipper Large-Cap Core Funds Avg.[5]	2.50	3.68	–18.15	**

Average Annual Total Returns[1] as of 3/31/05
		One Year	Five Years	Since Inception[2]
Class A3		N/A	N/A	N/A
Class B4		N/A	N/A	N/A
Class C		4.58%	1.96%	5.02%
Class L3		6.14	1.45	4.80
Class M4		–0.42	1.79	5.17
Class X		–0.42	1.61	5.05
S&P 500 Index[5]		6.69	–3.16	*
Lipper Large-Cap Core Funds Avg.[5]		4.04	–4.47	**

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total return performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B, Class C, Class M, and Class X shares are subject to a maximum CDSC of 5%, 1%, 6%, and 6% respectively.

1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns do take into account applicable sales charges. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and/or expense reimbursements, the returns for the share classes would have been lower. Without a distribution and service (12b-1) fee waiver of 0.05% for Class A shares, the returns would have been lower. Class A shares are subject to a 12b-1 fee of up to 0.30% annually. Class B, Class C, Class M, and Class X shares are subject to a 12b-1 fee of 1.00%. Class L shares are subject to a 12b-1 fee of 0.50%.

2Inception dates: Class A and Class B, 4/12/04; Class C, Class L, Class M, and Class X, 12/31/97.

3Prior to April 12, 2004, Class L shares were known as Class A shares. On April 12, 2004, Class A shares were redesignated as Class L shares and a new Class A was opened.

4Prior to April 12, 2004, Class M shares were known as Class B shares. On April 12, 2004, Class B shares were redesignated as Class M shares and a new Class B was opened.

30	Visit our website at www.strategicpartners.com

5See page 1 for a summary of definitions for the Fund’s benchmarks.

*S&P 500 Index Closest Month-End to Inception cumulative total returns as of 4/30/05 are 4.66% for Class A and Class B; and 33.02% for Class C, Class L, Class M, and Class X. S&P 500 Index Closest Month-End to Inception average annual total returns as of 3/31/05 are 6.69% for Class A and Class B; and 4.29% for Class C, Class L, Class M, and Class X.

**Lipper Large-Cap Core Funds Average Closest Month-End to Inception cumulative total returns as of 4/30/05 are 1.71% for Class A and Class B; and 21.78% for Class C, Class L, Class M, and Class X. Lipper Large-Cap Core Funds Average Closest Month-End to Inception average annual total returns as of 3/31/05 are 4.04% for Class A and Class B; and 2.82% for Class C, Class L, Class M, and Class X.

***Between May 1, 2000, and April 12, 2004, the Strategic Partners Equity Income Fund was known as the ASAF Alliance Growth and Income Fund. Prior to May 1, 2000, the Strategic Partners Equity Income Fund was known as the ASAF Lord Abbett Growth and Income Fund, and Lord Abbett & Co. served as subadviser to the Fund.

Five Largest Holdings expressed as a percentage of net assets as of 4/30/05
General Electric Co., Electronic Components & Equipment	5.1%
Microsoft Corp., Computer Services & Software	5.0
American International Group, Inc., Insurance	4.4
Citigroup, Inc., Financial Services	4.3
Altria Group, Inc., Conglomerates	3.2

Holdings reflect only long-term investments and are subject to change.

Strategic Partners Mutual Funds, Inc.	31

Your Fund’s Performance

Strategic Partners Growth with Income Fund

Fund objective

The investment objective of the Strategic Partners Growth with Income Fund is to seek long-term growth of capital, with a secondary objective to seek reasonable current income. There can be no assurance that the Fund will achieve its investment objectives.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting our website at www.strategicpartners.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares).

Cumulative Total Returns[1] as of 4/30/05
	Six Months	One Year	Five Years	Since Inception[2]
Class A3	3.92%	7.88%	N/A	4.04%
Class B4	3.53	7.05	N/A	3.16
Class C	3.53	7.05	–17.64%	–15.00
Class L3	3.81	7.65	–15.73	–12.70
Class M4	3.53	7.05	–17.80	–15.00
Class X	3.66	7.19	–17.80	–15.00
S&P 500 Index[5]	3.28	6.33	–13.86	*
Lipper Large-Cap Core Funds Avg.[5]	2.50	3.68	–18.15	**

Average Annual Total Returns[1] as of 3/31/05
		One Year	Five Years	Since Inception[2]
Class A3		N/A	N/A	N/A
Class B4		N/A	N/A	N/A
Class C		7.17%	–3.64%	–2.46%
Class L3		2.40	–4.33	–2.92
Class M4		2.03	–4.05	–2.82
Class X		2.04	–4.28	–2.84
S&P 500 Index[5]		6.69	–3.16	*
Lipper Large-Cap Core Funds Avg.[5]		4.04	–4.47	**

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total return performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B, Class C, Class M, and Class X shares are subject to a maximum CDSC of 5%, 1%, 6%, and 6% respectively.

1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns do take into account applicable sales charges. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and/or expense reimbursements, the returns for the share classes would have been lower. Without a distribution and service (12b-1) fee waiver of 0.05% for Class A shares, the returns would have been lower. Class A shares are subject to a 12b-1 fee of up to 0.30% annually. Class B, Class C, Class M, and Class X shares are subject to a 12b-1 fee of 1.00%. Class L shares are subject to a 12b-1 fee of 0.50%.

2Inception dates: Class A and Class B, 4/12/04; Class C, Class L, Class M, and Class X, 11/1/99.

3Prior to April 12, 2004, Class L shares were known as Class A shares. On April 12, 2004, Class A shares were redesignated as Class L shares and a new Class A was opened.

4Prior to April 12, 2004, Class M shares were known as Class B shares. On April 12, 2004, Class B shares were redesignated as Class M shares and a new Class B was opened.

32	Visit our website at www.strategicpartners.com

5See page 1 for a summary of definitions for the Fund’s benchmarks.

*S&P 500 Index Closest Month-End to Inception cumulative total returns as of 4/30/05 are 4.66% for Class A and Class B; and –7.67% for Class C, Class L, Class M, and Class X. S&P 500 Index Closest Month-End to Inception average annual total returns as of 3/31/05 are 6.69% for Class A and Class B; and –1.11% for Class C, Class L, Class M, and Class X.

**Lipper Large-Cap Core Funds Average Closest Month-End to Inception cumulative total returns as of 4/30/05 are 1.71% for Class A and Class B; and –10.43% for Class C, Class L, Class M, and Class X. Lipper Large-Cap Core Funds Average Closest Month-End to Inception average annual total returns as of 3/31/05 are 4.04% for Class A and Class B; and –1.94% for Class C, Class L, Class M, and Class X.

Five Largest Holdings expressed as a percentage of net assets as of 4/30/05
Johnson & Johnson, Pharmaceuticals	3.5%
United Technologies Corp., Aerospace	2.5
Total SA (ADR) (France), Commercial Paper	2.5
Reckitt Benckiser PLC (United Kingdom), Consumer Products & Services	2.4
Tyco International, Conglomerates	2.3

Holdings reflect only long-term investments and are subject to change.

Strategic Partners Mutual Funds, Inc.	33

Your Fund’s Performance

Strategic Partners Capital Income Fund

Fund objective

The investment objective of the Strategic Partners Capital Income Fund is to seek capital growth and current income while following sound investment practices. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting our website at www.strategicpartners.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares).

Cumulative Total Returns[1] as of 4/30/05
	Six Months	One Year	Five Years	Since Inception[2]
Class A3	5.12%	7.16%	N/A	2.50%
Class B4	4.72	6.39	N/A	1.69
Class C	4.72	6.39	–6.94%	34.18
Class L3	4.97	6.91	–4.70	39.16
Class M4	4.72	6.39	–7.01	34.17
Class X	4.72	6.40	–7.01	34.07
S&P 500 Index[5]	3.28	6.33	–13.86	*
Lipper Equity Income Funds Avg.[5]	5.35	10.02	23.56	**

Average Annual Total Returns[1] as of 3/31/05
		One Year	Five Years	Since Inception[2]
Class A3		N/A	N/A	N/A
Class B4		N/A	N/A	N/A
Class C		4.48%	–1.39%	4.16%
Class L3		–0.08	–2.10	3.95
Class M4		–0.52	–1.79	4.16
Class X		–0.51	–1.99	4.05
S&P 500 Index[5]		6.69	–3.16	*
Lipper Equity Income Funds Avg.[5]		9.89	4.36	**

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total return performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B, Class C, Class M, and Class X shares are subject to a maximum CDSC of 5%, 1%, 6%, and 6% respectively.

1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns do take into account applicable sales charges. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and/or expense reimbursements, the returns for the share classes would have been lower. Without a distribution and service (12b-1) fee waiver of 0.05% for Class A shares, the returns would have been lower. Class A shares are subject to a 12b-1 fee of up to 0.30% annually. Class B, Class C, Class M, and Class X shares are subject to a 12b-1 fee of 1.00%. Class L shares are subject to a 12b-1 fee of 0.50%.

2Inception dates: Class A and Class B, 4/12/04; Class C, Class L, Class M, and Class X, 7/28/97.

3Prior to April 12, 2004, Class L shares were known as Class A shares. On April 12, 2004, Class A shares were redesignated as Class L shares and a new Class A was opened.

4Prior to April 12, 2004, Class M shares were known as Class B shares. On April 12, 2004, Class B shares were redesignated as Class M shares and a new Class B was opened.

34	Visit our website at www.strategicpartners.com

5See page 1 for a summary of definitions for the Fund’s benchmarks.

*S&P 500 Index Closest Month-End to Inception cumulative total returns as of 4/30/05 are 4.66% for Class A and Class B; and 36.25% for Class C, Class L, Class M, and Class X. S&P 500 Index Closest Month-End to Inception average annual total returns as of 3/31/05 are 6.69% for Class A and Class B; and 4.38% for Class C, Class L, Class M, and Class X.

**Lipper Equity Income Funds Average Closest Month-End to Inception cumulative total returns as of 4/30/05 are 8.03% for Class A and Class B; and 52.10% for Class C, Class L, Class M, and Class X. Lipper Equity Income Funds Average Closest Month-End to Inception average annual total returns as of 3/31/05 are 9.89% for Class A and Class B; and 5.74% for Class C, Class L, Class M, and Class X.

Five Largest Holdings expressed as a percentage of net assets as of 4/30/05
J.P. Morgan Chase & Co., Diversified Financial Services	3.4%
Bank of America Corp., Commercial Banks	3.0
General Electric Co., Industrial Conglomerates	2.9
Exxon Mobil Corp., Oil & Gas	2.6
ChevronTexaco Corp., Oil & Gas	2.3

Holdings reflect only long-term investments and are subject to change.

Strategic Partners Mutual Funds, Inc.	35

Your Fund’s Performance

Strategic Partners Balanced Fund

Fund objective

The investment objective of the Strategic Partners Balanced Fund is to seek capital growth and current income. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting our website at www.strategicpartners.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares).

Cumulative Total Returns[1] as of 4/30/05
	Six Months	One Year	Five Years	Since Inception[2]
Class A3	3.02%	6.26%	N/A	3.72%
Class B4	2.63	5.64	N/A	3.03
Class C	2.55	5.56	1.29%	37.34
Class L3	2.87	6.04	3.93	43.07
Class M4	2.63	5.55	1.37	37.45
Class X	2.63	5.56	1.28	37.34
Blended Index[5]	2.34	5.97	8.14	*
Lipper Balanced Funds Avg.[5]	2.54	5.41	8.24	**

Average Annual Total Returns[1] as of 3/31/05
		One Year	Five Years	Since Inception[2]
Class A3		N/A	N/A	N/A
Class B4		N/A	N/A	N/A
Class C		3.39%	0.13%	4.41%
Class L3		–1.17	–0.57	4.26
Class M4		–1.69	–0.27	4.41
Class X		–1.61	–0.45	4.31
Blended Index[5]		4.23	1.28	*
Lipper Balanced Funds Avg.[5]		4.30	1.27	**

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total return performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B, Class C, Class M, and Class X shares are subject to a maximum CDSC of 5%, 1%, 6%, and 6% respectively.

1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns do take into account applicable sales charges. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and/or expense reimbursements, the returns for the share classes would have been lower. Without a distribution and service (12b-1) fee waiver of 0.05% for Class A shares, the returns would have been lower. Class A shares are subject to a 12b-1 fee of up to 0.30% annually. Class B, Class C, Class M, and Class X shares are subject to a 12b-1 fee of 1.00%. Class L shares are subject to a 12b-1 fee of 0.50%.

2Inception dates: Class A and Class B, 4/12/04; Class C, Class L, Class M, and Class X, 7/28/97.

3Prior to April 12, 2004, Class L shares were known as Class A shares. On April 12, 2004, Class A shares were redesignated as Class L shares and a new Class A was opened.

4Prior to April 12, 2004, Class M shares were known as Class B shares. On April 12, 2004, Class B shares were redesignated as Class M shares and a new Class B was opened.

5See page 1 for a summary of definitions for the Fund’s benchmarks.

36	Visit our website at www.strategicpartners.com

*Blended Index Closest Month-End to Inception cumulative total returns as of 4/30/05 are 3.67% for Class A and Class B; and 51.39% for Class C, Class L, Class M, and Class X. Blended Index Closest Month-End to Inception average annual total returns as of 3/31/05 are 4.23% for Class A and Class B; and 5.63% for Class C, Class L, Class M, and Class X.

**Lipper Balanced Funds Average Closest Month-End to Inception cumulative total returns as of 4/30/05 are 3.04% for Class A and Class B; and 40.60% for Class C, Class L, Class M, and Class X. Lipper Balanced Funds Average Closest Month-End to Inception average annual total returns as of 3/31/05 are 4.30% for Class A and Class B; and 4.55% for Class C, Class L, Class M, and Class X.

Five Largest Holdings expressed as a percentage of net assets as of 4/30/05
Federal National Mortgage Assoc. 6.00% TBA, U.S. Government Agency	2.8%
Federal National Mortgage Assoc. 6.50% TBA, U.S. Government Agency	2.2
Johnson & Johnson, Consumer Products & Services	2.2
Exxon Mobil Corp, Oil & Gas	1.9
Federal National Mortgage Assoc. 5.25% 04/15/07, U.S. Government Agency	1.7

Holdings reflect only long-term investments and are subject to change.

Strategic Partners Mutual Funds, Inc.	37

Your Fund’s Performance

Strategic Partners High Yield Bond Fund****

Fund objective

The investment objective of the Strategic Partners High Yield Bond Fund is to seek a high level of current income and may also consider the potential for capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting our website at www.strategicpartners.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares).

Cumulative Total Returns[1] as of 4/30/05
	Six Months	One Year	Five Years	Since Inception[2]
Class A3	–0.92%	5.43%	N/A	5.49%
Class B4	–1.29	4.63	N/A	4.67
Class C	–1.29	4.37	23.91%	29.72
Class L3	–1.05	4.89	27.03	34.84
Class M4	–1.16	4.51	23.76	29.77
Class X	–1.30	4.36	23.75	29.67
ML High Yield Master II Index[5]	0.00	6.49	36.96	*
Lehman Brothers U.S. Corporate High Yield Index	0.08	6.52	39.50	**
Lipper High Current Yield Funds Avg.[5]	–0.26	5.44	27.96	***

Average Annual Total Returns[1] as of 3/31/05
		One Year	Five Years	Since Inception[2]
Class A3		N/A	N/A	N/A
Class B4		N/A	N/A	N/A
Class C		5.26%	4.56%	3.53%
Class L3		2.20	4.39	3.61
Class M4		0.28	4.46	3.66
Class X		0.28	4.35	3.59
ML High Yield Master II Index[5]		6.94	6.72	*
Lehman Brothers U.S. Corporate High Yield Index		6.84	7.13	**
Lipper High Current Yield Funds Avg.[5]		6.30	5.09	***

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total return performance quoted. Class A shares are subject to a maximum front-end sales charge of 4.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B, Class C, Class M, and Class X shares are subject to a maximum CDSC of 5%, 1%, 6%, and 6% respectively.

1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns do take into account applicable sales charges. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and expense reimbursements, the returns for the share classes would have been lower. Without a distribution and service (12b-1) fee waiver of 0.05% for Class A shares, the returns would have been lower. Class A shares are subject to a 12b-1 fee of up to 0.30% annually. Class B, Class C, Class M, and Class X shares are subject to a 12b-1 fee of 1.00%. Class L shares are subject to a 12b-1 fee of 0.50%.

2Inception dates: Class A and Class B, 4/12/04; Class C, Class L, Class M, and Class X, 7/28/97.

3Prior to April 12, 2004, Class L shares were known as Class A shares. On April 12, 2004, Class A shares were redesignated as Class L shares and a new Class A was opened.

38	Visit our website at www.strategicpartners.com

4Prior to April 12, 2004, Class M shares were known as Class B shares. On April 12, 2004, Class B shares were redesignated as Class M shares and a new Class B was opened.

5See page 1 for a summary of definitions for the Fund’s benchmarks.

*ML High Yield Master II Index Closest Month-End to Inception cumulative total returns as of 4/30/05 are 5.68% for Class A and Class B; and 52.19% for Class C, Class L, Class M, and Class X. ML High Yield Master II Index Closest Month-End to Inception average annual total returns as of 3/31/05 are 6.79% for Class A and Class B; and 5.77% for Class C, Class L, Class M, and Class X.

**Lehman Brothers U.S. Corporate High Yield Index Closest Month-End to Inception cumulative total returns as of 4/30/05 are 5.80% for Class A and Class B; and 47.62% for Class C, Class L, Class M, and Class X. Lehman Brothers U.S. Corporate High Yield Index Closest Month-End to Inception average annual total returns as of 3/31/05 are 6.84% for Class A and Class B; and 5.35% for Class C, Class L, Class M, and Class X.

***Lipper High Current Yield Funds Average Closest Month-End to Inception cumulative total returns as of 4/30/05 are 5.02% for Class A and Class B; and 32.07% for Class C, Class L, Class M, and Class X. Lipper High Current Yield Funds Average Closest Month-End to Inception average annual total returns as of 3/31/05 are 6.30% for Class A and Class B; and 3.68% for Class C, Class L, Class M, and Class X.

**** Prior to May 3, 2004, the Strategic Partners High Yield Bond Fund was known as the ASAF Federated High Yield Bond Fund, and Federated Investment Management Company served as subadviser to the Fund.

Five Largest Issues expressed as a percentage of net assets as of 4/30/05
MGM Grand, Inc. 8.375% 02/01/11, Gaming	1.2%
Mandalay Resort Group 10.25% 08/01/07, Gaming	1.1
Graham Packaging Co. 9.875% 10/15/14, Packaging	1.0
Lighthouse International Co. 8.00% 04/30/14, Publishing	0.9
Safilo Capital International SA 9.625% 05/15/13, Consumer Products	0.9

Issues are subject to change.

Strategic Partners Mutual Funds, Inc.	39

Your Fund’s Performance

Strategic Partners Bond Fund

Fund objective

The investment objective of the Strategic Partners Bond Fund is to seek to maximize total return, consistent with preservation of capital and prudent investment management. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting our website at www.strategicpartners.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares).

Cumulative Total Returns[1] as of 4/30/05
	Six Months	One Year	Five Years	Since Inception[2]
Class A3	0.99%	5.79%	N/A	4.41%
Class B4	0.61	4.94	N/A	3.56
Class C	0.71	5.00	37.06%	51.77
Class L3	0.86	5.53	40.39	58.92
Class M4	0.61	4.99	37.07	51.72
Class X	0.61	4.88	36.11	50.74
Lehman Brothers U.S. Aggregate Bond Index[5]	0.98	5.26	43.48	*
Lipper Corporate Debt Funds A-Rated Avg.[5]	0.93	4.86	39.74	**

Average Annual Total Returns[1] as of 3/31/05
		One Year	Five Years	Since Inception[2]
Class A3		N/A	N/A	N/A
Class B4		N/A	N/A	N/A
Class C		–0.11%	5.81%	5.25%
Class L3		–2.93	5.60	5.94
Class M4		–4.83	5.71	5.39
Class X		–4.93	5.42	5.21
Lehman Brothers Aggregate Bond Index[5]		1.15	7.14	*
Lipper Corporate Debt Funds A-Rated Avg.[5]		0.92	6.45	**

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total return performance quoted. Class A shares are subject to a maximum front-end sales charge of 4.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B, Class C, Class M, and Class X shares are subject to a maximum CDSC of 5%, 1%, 6%, and 6% respectively.

1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns do take into account applicable sales charges. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and expense reimbursements, the returns for the share classes would have been lower. Without a distribution and service (12b-1) fee waiver of 0.05% for Class A shares, the returns would have been lower. Class A shares are subject to a 12b-1 fee of up to 0.30% annually. Class B, Class C, Class M, and Class X shares are subject to a 12b-1 fee of 1.00%. Class L shares are subject to a 12b-1 fee of 0.50%.

2Inception dates: Class A and Class B, 4/12/04; Class C, Class L, Class M, and Class X, 7/28/97.

3Prior to April 12, 2004, Class L shares were known as Class A shares. On April 12, 2004, Class A shares were redesignated as Class L shares and a new Class A was opened.

4Prior to April 12, 2004, Class M shares were known as Class B shares. On April 12, 2004, Class B shares were redesignated as Class M shares and a new Class B was opened.

40	Visit our website at www.strategicpartners.com

5See page 1 for a summary of definitions for the Fund’s benchmarks.

*Lehman Brothers U.S. Aggregate Bond Index Closest Month-End to Inception cumulative total returns as of 4/30/05 are 2.52% for Class A and Class B; and 63.25% for Class C, Class L, Class M, and Class X. Lehman Brothers U.S. Aggregate Bond Index Closest Month-End to Inception average annual total returns as of 3/31/05 are 1.15% for Class A and Class B; and 6.42% for Class C, Class L, Class M, and Class X.

**Lipper Corporate Debt Funds A-Rated Average Closest Month-End to Inception cumulative total returns as of 4/30/05 are 2.14% for Class A and Class B; and 53.64% for Class C, Class L, Class M, and Class X. Lipper Corporate Debt Funds A-Rated Average Closest Month-End to Inception average annual total returns as of 3/31/05 are 0.92% for Class A and Class B; and 5.56% for Class C, Class L, Class M, and Class X.

Five Largest Issues expressed as a percentage of net assets as of 4/30/05
Spanish Government Bonds 2.06% 06/17/05, Foreign Government Bonds	6.0%
French Government Bonds 2.07% 06/16/05, Foreign Government Bonds	4.1
HBOS Treasury PLC 2.83% 05/31/05, Commercial Paper	2.9
Total Finance, 2.87%, 05/03/05, Commercial Paper	2.8
Royal Bank of Scotland, 2.96%, 05/25/05, Commercial Paper	2.7

Issues are subject to change.

Strategic Partners Mutual Funds, Inc.	41

Your Fund’s Performance

Strategic Partners Money Market Fund

Fund objective

The investment objectives of the Strategic Partners Money Market Fund are to seek high current income and maintain high levels of liquidity. There can be no assurance that the Fund will achieve its investment objective.

Yields will fluctuate from time to time, and past performance does not guarantee future results. Current performance may be lower or higher than the performance data quoted. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in the Fund.

Fund Facts as of 4/30/05*
	One-Year Total Return	7-Day Current Yield	Net Asset Value (NAV)	Weighted Avg. Maturity (WAM)		Net Assets (Millions)
Class C	0.21%	**	$1.00	42	Days	$15
Class D	0.71	0.50%	1.00	42		17
Class L	0.71	0.50	1.00	42		28
Class M	0.21	**	1.00	42		68
Class X	0.21	**	1.00	42		15
Lipper Money Market Instrument Funds Avg.[1]	1.04	N/A	N/A	N/A		N/A
Source: Prudential Investments LLC and Lipper Inc. The one-year total return in the table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

1See page 1 for a summary of definitions for the Fund’s benchmark.

*Class D and Class L shares are subject to a distribution and service (12b-1) fee of 0.50%. Class C, Class M, and Class X shares are subject to a 12b-1 fee of 1%.

**Yield is less than 0.005%.

42	Visit our website at www.strategicpartners.com

Fees and Expenses (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2004, at the beginning of the period, and held through the six-month period ended April 30, 2005.

The Funds may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs), Section 403(b) accounts, and Section 529 plan accounts. As of the close of the six-month period covered by the table, IRA fees included a setup fee of $5, a maintenance fee of up to $36 annually ($18 for the six-month period), and a termination fee of $10. Section 403(b) accounts and Section 529 plan accounts are each charged an annual $25 fiduciary maintenance fee ($12.50 for the six-month period). Some of the fees vary in amount, or are waived, based on your total account balance or the number of JennisonDryden or Strategic Partners funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Strategic Partners Mutual Funds, Inc.	43

Fees and Expenses (continued)

Strategic Partners International Growth Fund		Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,060.90	1.85%	$9.45
	Hypothetical	$1,000.00	$1,015.62	1.85%	$9.25

Class B	Actual	$1,000.00	$1,056.68	2.60%	$13.26
	Hypothetical	$1,000.00	$1,011.90	2.60%	$12.97

Class C	Actual	$1,000.00	$1,057.52	2.60%	$13.27
	Hypothetical	$1,000.00	$1,011.90	2.60%	$12.97

Class L	Actual	$1,000.00	$1,059.41	2.10%	$10.72
	Hypothetical	$1,000.00	$1,014.38	2.10%	$10.49

Class M	Actual	$1,000.00	$1,056.68	2.60%	$13.26
	Hypothetical	$1,000.00	$1,011.90	2.60%	$12.97

Class X	Actual	$1,000.00	$1,056.68	2.60%	$13.26
	Hypothetical	$1,000.00	$1,011.90	2.60%	$12.97

Strategic Partners Small Cap Growth Opportunity Fund		Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$947.49	1.55%	$7.48
	Hypothetical	$1,000.00	$1,017.11	1.55%	$7.75

Class B	Actual	$1,000.00	$944.41	2.30%	$11.09
	Hypothetical	$1,000.00	$1,013.39	2.30%	$11.48

Class C	Actual	$1,000.00	$945.40	2.30%	$11.09
	Hypothetical	$1,000.00	$1,013.39	2.30%	$11.48

Class L	Actual	$1,000.00	$947.29	1.80%	$8.69
	Hypothetical	$1,000.00	$1,015.87	1.80%	$9.00

Class M	Actual	$1,000.00	$944.41	2.30%	$11.09
	Hypothetical	$1,000.00	$1,013.39	2.30%	$11.48

Class X	Actual	$1,000.00	$945.40	2.30%	$11.09
	Hypothetical	$1,000.00	$1,013.39	2.30%	$11.48

44	Visit our website at www.strategicpartners.com

Strategic Partners Managed Small Cap Growth Fund		Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$964.79	1.65%	$8.04
	Hypothetical	$1,000.00	$1,016.61	1.65%	$8.25

Class B	Actual	$1,000.00	$963.50	2.40%	$11.68
	Hypothetical	$1,000.00	$1,012.89	2.40%	$11.98

Class C	Actual	$1,000.00	$961.82	2.40%	$11.67
	Hypothetical	$1,000.00	$1,012.89	2.40%	$11.98

Class L	Actual	$1,000.00	$964.59	1.90%	$9.26
	Hypothetical	$1,000.00	$1,015.37	1.90%	$9.49

Class M	Actual	$1,000.00	$961.82	2.40%	$11.67
	Hypothetical	$1,000.00	$1,012.89	2.40%	$11.98

Class X	Actual	$1,000.00	$961.82	2.40%	$11.67
	Hypothetical	$1,000.00	$1,012.89	2.40%	$11.98

Strategic Partners Small Company Fund		Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,049.49	1.65%	$8.38
	Hypothetical	$1,000.00	$1,016.61	1.65%	$8.25

Class B	Actual	$1,000.00	$1,044.88	2.40%	$12.17
	Hypothetical	$1,000.00	$1,012.89	2.40%	$11.98

Class C	Actual	$1,000.00	$1,044.98	2.40%	$12.17
	Hypothetical	$1,000.00	$1,012.89	2.40%	$11.98

Class L	Actual	$1,000.00	$1,046.91	1.90%	$9.64
	Hypothetical	$1,000.00	$1,015.37	1.90%	$9.49

Class M	Actual	$1,000.00	$1,044.18	2.40%	$12.16
	Hypothetical	$1,000.00	$1,012.89	2.40%	$11.98

Class X	Actual	$1,000.00	$1,044.88	2.40%	$12.17
	Hypothetical	$1,000.00	$1,012.89	2.40%	$11.98

Strategic Partners Mutual Funds, Inc.	45

Fees and Expenses (continued)

Strategic Partners Mid Cap Growth Fund		Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,002.28	1.65%	$8.19
	Hypothetical	$1,000.00	$1,016.61	1.65%	$8.25

Class B	Actual	$1,000.00	$997.62	2.40%	$11.89
	Hypothetical	$1,000.00	$1,012.89	2.40%	$11.98

Class C	Actual	$1,000.00	$997.62	2.40%	$11.89
	Hypothetical	$1,000.00	$1,012.89	2.40%	$11.98

Class L	Actual	$1,000.00	$1,000.00	1.90%	$9.42
	Hypothetical	$1,000.00	$1,015.37	1.90%	$9.49

Class M	Actual	$1,000.00	$997.62	2.40%	$11.89
	Hypothetical	$1,000.00	$1,012.89	2.40%	$11.98

Class X	Actual	$1,000.00	$997.62	2.40%	$11.89
	Hypothetical	$1,000.00	$1,012.89	2.40%	$11.98

Strategic Partners Relative Value Fund		Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,060.10	1.60%	$8.17
	Hypothetical	$1,000.00	$1,016.86	1.60%	$8.00

Class B	Actual	$1,000.00	$1,055.69	2.35%	$11.98
	Hypothetical	$1,000.00	$1,013.14	2.35%	$11.73

Class C	Actual	$1,000.00	$1,055.29	2.35%	$11.98
	Hypothetical	$1,000.00	$1,013.14	2.35%	$11.73

Class L	Actual	$1,000.00	$1,056.98	1.85%	$9.44
	Hypothetical	$1,000.00	$1,015.62	1.85%	$9.25

Class M	Actual	$1,000.00	$1,055.29	2.35%	$11.98
	Hypothetical	$1,000.00	$1,013.14	2.35%	$11.73

Class X	Actual	$1,000.00	$1,054.90	2.35%	$11.97
	Hypothetical	$1,000.00	$1,013.14	2.35%	$11.73

46	Visit our website at www.strategicpartners.com

Strategic Partners Technology Fund		Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$958.59	1.66%	$8.06
	Hypothetical	$1,000.00	$1,016.56	1.66%	$8.30

Class B	Actual	$1,000.00	$953.49	2.41%	$11.67
	Hypothetical	$1,000.00	$1,012.84	2.41%	$12.03

Class C	Actual	$1,000.00	$953.68	2.41%	$11.67
	Hypothetical	$1,000.00	$1,012.84	2.41%	$12.03

Class L	Actual	$1,000.00	$954.92	1.91%	$9.26
	Hypothetical	$1,000.00	$1,015.32	1.91%	$9.54

Class M	Actual	$1,000.00	$953.49	2.41%	$11.67
	Hypothetical	$1,000.00	$1,012.84	2.41%	$12.03

Class X	Actual	$1,000.00	$953.78	2.41%	$11.67
	Hypothetical	$1,000.00	$1,012.84	2.41%	$12.03

Strategic Partners Health Sciences Fund		Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,038.68	1.65%	$8.34
	Hypothetical	$1,000.00	$1,016.61	1.65%	$8.25

Class B	Actual	$1,000.00	$1,035.90	2.40%	$12.11
	Hypothetical	$1,000.00	$1,012.89	2.40%	$11.98

Class C	Actual	$1,000.00	$1,034.81	2.40%	$12.11
	Hypothetical	$1,000.00	$1,012.89	2.40%	$11.98

Class L	Actual	$1,000.00	$1,036.99	1.90%	$9.60
	Hypothetical	$1,000.00	$1,015.37	1.90%	$9.49

Class M	Actual	$1,000.00	$1,034.02	2.40%	$12.10
	Hypothetical	$1,000.00	$1,012.89	2.40%	$11.98

Class X	Actual	$1,000.00	$1,033.92	2.40%	$12.10
	Hypothetical	$1,000.00	$1,012.89	2.40%	$11.98

Strategic Partners Mutual Funds, Inc.	47

Fees and Expenses (continued)

Strategic Partners Managed OTC Fund		Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$933.60	1.50%	$7.19
	Hypothetical	$1,000.00	$1,017.36	1.50%	$7.50

Class B	Actual	$1,000.00	$932.01	2.25%	$10.78
	Hypothetical	$1,000.00	$1,013.64	2.25%	$11.23

Class C	Actual	$1,000.00	$932.01	2.25%	$10.78
	Hypothetical	$1,000.00	$1,013.64	2.25%	$11.23

Class L	Actual	$1,000.00	$933.30	1.75%	$8.39
	Hypothetical	$1,000.00	$1,016.12	1.75%	$8.75

Class M	Actual	$1,000.00	$932.31	2.25%	$10.78
	Hypothetical	$1,000.00	$1,013.64	2.25%	$11.23

Class X	Actual	$1,000.00	$932.31	2.25%	$10.78
	Hypothetical	$1,000.00	$1,013.64	2.25%	$11.23

Strategic Partners Capital Growth Fund		Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,058.02	1.55%	$7.91
	Hypothetical	$1,000.00	$1,017.11	1.55%	$7.75

Class B	Actual	$1,000.00	$1,053.80	2.30%	$11.71
	Hypothetical	$1,000.00	$1,013.39	2.30%	$11.48

Class C	Actual	$1,000.00	$1,053.90	2.30%	$11.71
	Hypothetical	$1,000.00	$1,013.39	2.30%	$11.48

Class L	Actual	$1,000.00	$1,056.68	1.80%	$9.18
	Hypothetical	$1,000.00	$1,015.87	1.80%	$9.00

Class M	Actual	$1,000.00	$1,053.90	2.30%	$11.71
	Hypothetical	$1,000.00	$1,013.39	2.30%	$11.48

Class X	Actual	$1,000.00	$1,054.00	2.30%	$11.71
	Hypothetical	$1,000.00	$1,013.39	2.30%	$11.48

48	Visit our website at www.strategicpartners.com

Strategic Partners Concentrated Growth Fund		Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$975.01	1.50%	$7.35
	Hypothetical	$1,000.00	$1,017.36	1.50%	$7.50

Class B	Actual	$1,000.00	$970.99	2.25%	$11.00
	Hypothetical	$1,000.00	$1,013.64	2.25%	$11.23

Class C	Actual	$1,000.00	$970.89	2.25%	$11.00
	Hypothetical	$1,000.00	$1,013.64	2.25%	$11.23

Class L	Actual	$1,000.00	$974.02	1.75%	$8.57
	Hypothetical	$1,000.00	$1,016.12	1.75%	$8.75

Class M	Actual	$1,000.00	$970.99	2.25%	$11.00
	Hypothetical	$1,000.00	$1,013.64	2.25%	$11.23

Class X	Actual	$1,000.00	$971.09	2.25%	$11.00
	Hypothetical	$1,000.00	$1,013.64	2.25%	$11.23

Strategic Partners Core Value Fund		Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,044.58	1.45%	$7.35
	Hypothetical	$1,000.00	$1,017.60	1.45%	$7.26

Class B	Actual	$1,000.00	$1,040.81	2.20%	$11.13
	Hypothetical	$1,000.00	$1,013.88	2.20%	$10.99

Class C	Actual	$1,000.00	$1,040.42	2.20%	$11.13
	Hypothetical	$1,000.00	$1,013.88	2.20%	$10.99

Class L	Actual	$1,000.00	$1,042.80	1.70%	$8.61
	Hypothetical	$1,000.00	$1,016.36	1.70%	$8.50

Class M	Actual	$1,000.00	$1,041.11	2.20%	$11.13
	Hypothetical	$1,000.00	$1,013.88	2.20%	$10.99

Class X	Actual	$1,000.00	$1,041.21	2.20%	$11.13
	Hypothetical	$1,000.00	$1,013.88	2.20%	$10.99

Strategic Partners Mutual Funds, Inc.	49

Fees and Expenses (continued)

Strategic Partners Managed Index 500 Fund		Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,013.49	1.25%	$6.24
	Hypothetical	$1,000.00	$1,018.60	1.25%	$6.26

Class B	Actual	$1,000.00	$1,009.22	2.00%	$9.96
	Hypothetical	$1,000.00	$1,014.88	2.00%	$9.99

Class C	Actual	$1,000.00	$1,009.22	2.00%	$9.96
	Hypothetical	$1,000.00	$1,014.88	2.00%	$9.99

Class L	Actual	$1,000.00	$1,011.31	1.50%	$7.48
	Hypothetical	$1,000.00	$1,017.36	1.50%	$7.50

Class M	Actual	$1,000.00	$1,009.22	2.00%	$9.96
	Hypothetical	$1,000.00	$1,014.88	2.00%	$9.99

Class X	Actual	$1,000.00	$1,009.32	2.00%	$9.96
	Hypothetical	$1,000.00	$1,014.88	2.00%	$9.99

Strategic Partners Equity Income Fund		Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,048.30	1.41%	$7.16
	Hypothetical	$1,000.00	$1,017.80	1.41%	$7.05

Class B	Actual	$1,000.00	$1,044.38	2.16%	$10.95
	Hypothetical	$1,000.00	$1,014.08	2.16%	$10.79

Class C	Actual	$1,000.00	$1,044.48	2.16%	$10.95
	Hypothetical	$1,000.00	$1,014.08	2.16%	$10.79

Class L	Actual	$1,000.00	$1,047.01	1.66%	$8.43
	Hypothetical	$1,000.00	$1,016.56	1.66%	$8.30

Class M	Actual	$1,000.00	$1,044.38	2.16%	$10.95
	Hypothetical	$1,000.00	$1,014.08	2.16%	$10.79

Class X	Actual	$1,000.00	$1,044.48	2.16%	$10.95
	Hypothetical	$1,000.00	$1,014.08	2.16%	$10.79

50	Visit our website at www.strategicpartners.com

Strategic Partners Growth with Income Fund		Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,039.18	1.55%	$7.84
	Hypothetical	$1,000.00	$1,017.11	1.55%	$7.75

Class B	Actual	$1,000.00	$1,035.31	2.30%	$11.61
	Hypothetical	$1,000.00	$1,013.39	2.30%	$11.48

Class C	Actual	$1,000.00	$1,035.31	2.30%	$11.61
	Hypothetical	$1,000.00	$1,013.39	2.30%	$11.48

Class L	Actual	$1,000.00	$1,038.08	1.80%	$9.10
	Hypothetical	$1,000.00	$1,015.87	1.80%	$9.00

Class M	Actual	$1,000.00	$1,035.31	2.30%	$11.61
	Hypothetical	$1,000.00	$1,013.39	2.30%	$11.48

Class X	Actual	$1,000.00	$1,036.60	2.30%	$11.61
	Hypothetical	$1,000.00	$1,013.39	2.30%	$11.48

Strategic Partners Capital Income Fund		Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,051.18	1.42%	$7.22
	Hypothetical	$1,000.00	$1,017.75	1.42%	$7.10

Class B	Actual	$1,000.00	$1,047.21	2.17%	$11.01
	Hypothetical	$1,000.00	$1,014.03	2.17%	$10.84

Class C	Actual	$1,000.00	$1,047.21	2.17%	$11.01
	Hypothetical	$1,000.00	$1,014.03	2.17%	$10.84

Class L	Actual	$1,000.00	$1,049.69	1.67%	$8.49
	Hypothetical	$1,000.00	$1,016.51	1.67%	$8.35

Class M	Actual	$1,000.00	$1,047.21	2.17%	$11.01
	Hypothetical	$1,000.00	$1,014.03	2.17%	$10.84

Class X	Actual	$1,000.00	$1,047.21	2.17%	$11.01
	Hypothetical	$1,000.00	$1,014.03	2.17%	$10.84

Strategic Partners Mutual Funds, Inc.	51

Fees and Expenses (continued)

Strategic Partners Balanced Fund		Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,030.20	1.40%	$7.05
	Hypothetical	$1,000.00	$1,017.85	1.40%	$7.00

Class B	Actual	$1,000.00	$1,026.28	2.15%	$10.80
	Hypothetical	$1,000.00	$1,014.13	2.15%	$10.74

Class C	Actual	$1,000.00	$1,025.49	2.15%	$10.80
	Hypothetical	$1,000.00	$1,014.13	2.15%	$10.74

Class L	Actual	$1,000.00	$1,028.71	1.65%	$8.30
	Hypothetical	$1,000.00	$1,016.61	1.65%	$8.25

Class M	Actual	$1,000.00	$1,026.28	2.15%	$10.80
	Hypothetical	$1,000.00	$1,014.13	2.15%	$10.74

Class X	Actual	$1,000.00	$1,026.28	2.15%	$10.80
	Hypothetical	$1,000.00	$1,014.13	2.15%	$10.74

Strategic Partners High Yield Bond Fund		Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$990.78	1.25%	$6.17
	Hypothetical	$1,000.00	$1,018.60	1.25%	$6.26

Class B	Actual	$1,000.00	$987.11	2.00%	$9.85
	Hypothetical	$1,000.00	$1,014.88	2.00%	$9.99

Class C	Actual	$1,000.00	$987.11	2.00%	$9.85
	Hypothetical	$1,000.00	$1,014.88	2.00%	$9.99

Class L	Actual	$1,000.00	$989.49	1.50%	$7.40
	Hypothetical	$1,000.00	$1,017.36	1.50%	$7.50

Class M	Actual	$1,000.00	$988.40	2.00%	$9.86
	Hypothetical	$1,000.00	$1,014.88	2.00%	$9.99

Class X	Actual	$1,000.00	$987.01	2.00%	$9.85
	Hypothetical	$1,000.00	$1,014.88	2.00%	$9.99

52	Visit our website at www.strategicpartners.com

Strategic Partners Bond Fund		Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,009.92	1.05%	$5.23
	Hypothetical	$1,000.00	$1,019.59	1.05%	$5.26

Class B	Actual	$1,000.00	$1,006.10	1.80%	$8.95
	Hypothetical	$1,000.00	$1,015.87	1.80%	$9.00

Class C	Actual	$1,000.00	$1,007.09	1.80%	$8.96
	Hypothetical	$1,000.00	$1,015.87	1.80%	$9.00

Class L	Actual	$1,000.00	$1,008.58	1.30%	$6.47
	Hypothetical	$1,000.00	$1,018.35	1.30%	$6.51

Class M	Actual	$1,000.00	$1,006.10	1.80%	$8.95
	Hypothetical	$1,000.00	$1,015.87	1.80%	$9.00

Class X	Actual	$1,000.00	$1,006.10	1.80%	$8.95
	Hypothetical	$1,000.00	$1,015.87	1.80%	$9.00

Strategic Partners Money Market Fund		Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class C	Actual	$1,000.00	$1,002.08	1.99%	$9.88
	Hypothetical	$1,000.00	$1,014.93	1.99%	$9.94

Class D	Actual	$1,000.00	$1,004.61	1.49%	$7.41
	Hypothetical	$1,000.00	$1,017.41	1.49%	$7.45

Class L	Actual	$1,000.00	$1,004.61	1.49%	$7.41
	Hypothetical	$1,000.00	$1,017.41	1.49%	$7.45

Class M	Actual	$1,000.00	$1,002.08	1.99%	$9.88
	Hypothetical	$1,000.00	$1,014.93	1.99%	$9.94

Class X	Actual	$1,000.00	$1,002.08	1.99%	$9.88
	Hypothetical	$1,000.00	$1,014.93	1.99%	$9.94

* Fund expenses for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2005, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2005 (to reflect the six-month period).

Strategic Partners Mutual Funds, Inc.	53

This Page Intentionally Left Blank

Strategic Partners International Growth Fund

SCHEDULE OF INVESTMENTS

April 30, 2005

(Unaudited)

	SHARES	VALUE (NOTE 2)
LONG-TERM INVESTMENTS — 100.0%
COMMON STOCK — 98.9%
AUSTRALIA — 5.8%
BHP Billiton Ltd.	318,900	$4,034,518
Macquarie Bank Ltd.	144,849	5,191,372
Toll Holdings Ltd.	233,388	2,319,699
Wesfarmers Ltd.	133,326	3,754,719

		15,300,308

AUSTRIA — 1.0%
Erste Bank der Oesterreichischen Sparkassen AG	53,656	2,603,223

CANADA — 5.4%
Canadian National Railway Co.	58,200	3,341,771
Manulife Financial Corp.	132,500	6,072,696
Precision Drilling Corp.*	30,300	2,186,474
Research in Motion Ltd.*	20,400	1,313,525
Shoppers Drug Mart Corp.	41,700	1,298,755

		14,213,221

CHINA — 1.4%
CNOOC Ltd.	6,881,000	3,701,968

FRANCE — 8.8%
Essilor International SA	37,300	2,663,020
Hermes International Designs	19,230	3,666,953
JC Decaux SA*	98,900	2,614,145
Sanofi-Aventis	118,927	10,531,747
Vinci SA	24,000	3,607,109

		23,082,974

GERMANY — 9.1%
Celesio AG	66,600	5,282,961
Continental AG	67,310	4,961,813
E. ON AG	83,300	7,060,345
Qiagen NV*	102,800	1,346,301
SAP AG	33,700	5,330,949

		23,982,369

GREECE — 2.1%
Coca-Cola Hellenic
Bottling Co. SA*	31,900	862,288
EFG Eurobank Ergasias SA	76,540	2,316,702
National Bank of Greece SA	72,100	2,423,654

		5,602,644

HONG KONG — 2.6%
Esprit Holdings Ltd.	476,500	3,549,811
Techtronic Industries Co. Ltd.	1,460,400	3,247,894

		6,797,705

HUNGARY — 0.8%
OTP Bank Rt*	64,700	$1,986,581

INDIA — 2.8%
Bharti Tele-Ventures Ltd.*	550,000	2,612,283
HDFC Bank Ltd.	127,400	1,571,428
Infosys Technologies Ltd.	71,432	3,094,740

		7,278,451

IRELAND — 1.0%
Anglo Irish Bank Corp.	216,184	2,519,986

ITALY — 1.3%
Banco Popolare di Verona e Novara Scrl	189,400	3,487,825

JAPAN — 17.6%
Askul Corp.	17,800	990,590
Canon, Inc.	153,600	7,989,263
Chiyoda Corp.	150,000	1,681,070
Denso Corp.	207,900	4,920,195
Hoya Corp.	31,400	3,278,402
Keyence Corp.	13,200	2,912,233
Nidec Corp.	22,300	2,617,985
Orix Corp.	30,300	4,113,368
Sharp Corp.	441,400	6,874,760
Shinsei Bank Ltd.	491,000	2,661,954
SMC Corp.	17,100	1,796,284
Sumitomo Trust & Banking Co. Ltd.	594,800	3,709,607
USS Co. Ltd.	16,900	1,341,838
Yamada Denki Co. Ltd.	34,800	1,663,052

		46,550,601

KOREA — 1.9%
Samsung Electronics Co. Ltd.	10,720	4,902,891

MEXICO — 2.5%
America Movil SA de CV	1,026,000	2,556,717
Desarrolladora Homex SA de CV [ADR]*	48,700	1,078,218
Wal-Mart de Mexico SA de CV	814,500	3,020,569

		6,655,504

NORWAY — 2.1%
Statoil ASA	311,900	5,473,826

RUSSIA — 0.5%
Mobile Telesystems [ADR]	38,412	1,290,643

SOUTH AFRICA — 2.1%
Sasol Ltd.	120,500	2,819,003
Standard Bank Group Ltd.	258,167	2,587,095

		5,406,098

Strategic Partners International Growth Fund

SCHEDULE OF INVESTMENTS

April 30, 2005

(Unaudited)

	SHARES	VALUE (NOTE 2)
SPAIN — 2.0%
Grupo Ferrovial SA	25,100	$1,429,293
Industria de Diseno Textil SA	133,541	3,962,918

		5,392,211

SWITZERLAND — 9.3%
Nobel Biocare Holding AG	6,900	1,477,238
Roche Holding AG	78,000	9,436,168
SGS SA	2,900	1,963,268
Synthes, Inc.	40,900	4,633,305
UBS AG	86,438	6,911,244

		24,421,223

TAIWAN — 2.2%
Hon Hai Precision Industry Co. Ltd.	807,000	3,836,180
MediaTek, Inc.*	258,000	1,956,049

		5,792,229

UNITED KINGDOM — 16.6%
BG Group PLC	1,318,770	10,226,835
Capita Group PLC	468,800	3,381,237
Carnival PLC	114,970	5,917,169
Man Group PLC	51,642	1,202,109
Next PLC	89,360	2,530,187
Reckitt Benckiser PLC	209,310	6,797,472
SABMiller PLC	421,100	6,242,896
Tesco PLC	1,320,170	7,794,059

		44,091,964

TOTAL COMMON STOCK (Cost $209,616,388)		260,534,445

PREFERRED STOCK — 1.1%
BRAZIL
Banco Itau Holding Financeira SA (Cost $1,660,253)	16,430	2,820,099

TOTAL LONG-TERM INVESTMENTS (Cost $211,276,641)		263,354,544

TOTAL INVESTMENTS(O) — 100.0% (Cost $211,276,641; Note 5)		263,354,544
OTHER ASSETS IN EXCESS OF LIABILITIES		67,722

NET ASSETS — 100.0%		$263,422,266

THE FOLLOWING ABBREVIATION IS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR — American Depository Receipt

THE FOLLOWING ANNOTATIONS ARE USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

*	Non-income producing security.

(o)	As of April 30, 2005, 63 securities representing $239,804,681 and 91.1% of the total market value were fair valued in accordance with the policies adopted by the Board of Directors.

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2005 was as follows:

Financial — Bank & Trust	12.6%
Pharmaceuticals	11.1
Oil & Gas	9.3
Retail & Merchandising	5.7
Electronic Components & Equipment	5.6
Medical Supplies & Equipment	4.6
Financial Services	4.0
Automotive Parts	3.7
Computer Services & Software	3.2
Office Equipment	3.0
Food	2.9
Machinery & Equipment	2.9
Beverages	2.7
Utilities	2.7
Consumer Products & Services	2.6
Telecommunications	2.5
Construction	2.3
Insurance	2.3
Entertainment & Leisure	2.2
Transportation	2.1
Commercial Services	2.0
Computer Hardware	2.0
Building Materials	1.5
Clothing & Apparel	1.4
Manufacturing	1.4
Conglomerates	1.3
Advertising	1.0
Semiconductors	0.8
Business Services	0.6

100.0
Other Assets in Excess of Liabilities	0.0

TOTAL	100.0%

See Notes to Financial Statements.

Strategic Partners Small-Cap Growth Opportunity Fund

SCHEDULE OF INVESTMENTS

April 30, 2005

(Unaudited)

	SHARES	VALUE (NOTE 2)
LONG-TERM INVESTMENTS — 100.1%
COMMON STOCK
ADVERTISING — 0.6%
DoubleClick, Inc.*	13,900	$111,756
ValueClick, Inc.*	24,500	253,825

		365,581

AEROSPACE — 1.7%
Innovative Solutions and Support, Inc.*	16,700	527,052
Teledyne Technologies, Inc.*	18,500	562,770

		1,089,822

AIRLINES — 1.1%
Pinnacle Airlines Corp.*	67,100	693,814

AUTOMOTIVE PARTS — 0.1%
Wabash National Corp.	3,200	81,600

BEVERAGES — 0.1%
Peet’s Coffee & Tea, Inc.*	3,500	88,550

BROADCASTING — 0.5%
Salem Communications Corp. (Class “A” Stock)*	4,300	82,646
Sinclair Broadcast Group, Inc.	29,000	222,140

		304,786

BUILDING MATERIALS — 0.9%
SCP Pool Corp.	17,800	579,924

BUSINESS SERVICES — 6.8%
Advisory Board Co. (The)*	9,600	390,720
DiamondCluster International, Inc.*	29,500	367,275
Dionex Corp.*	5,700	244,815
Harland, (John H.) Co.	22,600	813,600
Hiedrick & Struggles International, Inc.*	21,900	566,334
infoUSA, Inc.	8,800	96,624
Korn/Ferry International*	14,800	213,120
Labor Ready, Inc.*(a)	39,800	664,262
NuCo2, Inc.*	6,500	159,575
Per-Se Technologies, Inc.*	24,200	376,552
Tejon Ranch Co.*	2,500	110,875
TeleTech Holdings, Inc.*	47,500	498,750

		4,502,502

CHEMICALS — 0.2%
Mosaic Co. (The)*(a)	11,900	152,915

CLOTHING & APPAREL — 3.3%
Guess, Inc.*	38,400	499,968
K-Swiss, Inc. (Class “A” Stock)	13,300	399,000
Quiksilver, Inc.*	30,500	$840,275
Wolverine World Wide, Inc.	21,200	430,148

		2,169,391

COMPUTER HARDWARE — 0.7%
Diodes, Inc.*	9,200	269,468
Dot Hill Systems Corp.*	45,600	215,232

		484,700

COMPUTER SERVICES & SOFTWARE — 9.8%
Altiris, Inc.*	26,500	431,685
Borland Software Corp.*	62,400	362,544
Cerner Corp.*(a)	13,800	801,228
Covansys Corp.*	29,800	300,682
Hyperion Solutions Corp.*	17,300	703,591
Magma Design Automation, Inc.*	42,200	259,108
MatrixOne, Inc.*	12,000	51,240
Packeteer, Inc.*	28,500	332,880
Parametric Technology Corp.*	125,800	669,256
Perot Systems Corp.*	6,700	84,621
Quality Systems, Inc.	14,000	666,120
Quest Software, Inc.*	47,200	559,792
Trident Microsystems, Inc.*	25,500	434,265
Verint Systems, Inc.*	1,400	44,548
Websense, Inc.*	6,800	360,740
Wind River Systems, Inc.*	12,000	155,760
Witness Systems, Inc.*	6,200	109,182
X-Rite, Inc.	8,600	89,182

		6,416,424

CONSTRUCTION — 1.4%
Cal Dive International, Inc.*	20,300	902,944

CONSUMER PRODUCTS & SERVICES — 2.8%
1-800-Flowers.com, Inc.*	10,900	73,030
Aaron Rents, Inc.	30,900	678,564
Chattem, Inc.*	500	20,570
Coinstar, Inc.*	4,700	80,558
Nu Skin Enterprises, Inc. (Class “A” Stock)	12,100	266,200
Sotheby’s Holdings, Inc. (Class “A” Stock)*	44,600	730,548

		1,849,470

CONTAINERS & PACKAGING — 2.2%
Crown Holdings, Inc.*	48,000	722,400
Silgan Holdings, Inc.	11,700	715,806

		1,438,206

Strategic Partners Small-Cap Growth Opportunity Fund

SCHEDULE OF INVESTMENTS

April 30, 2005

(Unaudited)

	SHARES	VALUE (NOTE 2)
ELECTRONIC COMPONENTS & EQUIPMENT — 2.0%
Belden CDT, Inc.	1,400	$25,676
Brocade Communications Systems, Inc.*	112,800	491,808
Franklin Electric Co., Inc.	13,600	483,616
MIPS Technologies, Inc.*	42,600	298,200

		1,299,300

ENTERTAINMENT & LEISURE — 2.5%
Argosy Gaming Co.*	17,200	790,168
Multimedia Games, Inc.*	70,700	559,237
Playboy Enterprises, Inc. (Class “B” Stock)*(a)	27,100	327,368

		1,676,773

ENVIRONMENTAL SERVICES — 0.1%
Duratek, Inc.*	4,000	92,680

FINANCIAL-BANK & TRUST — 3.9%
Cascade Bancorp	2,400	46,512
Cathay General Bancorp	9,000	295,830
CoBiz, Inc.	4,600	77,280
East West Bancorp, Inc.	9,400	301,928
First BanCorp	5,400	195,804
Glacier Bancorp, Inc.	7,400	198,098
Independent Bank Corp.	11,200	305,984
MB Financial, Inc.	2,100	76,377
Oriental Financial Group, Inc.	4,800	66,960
R&G Financial Corp. (Class “B” Stock)	18,900	268,569
Southwest Bancorporation of Texas, Inc.	7,600	126,160
Texas Regional Bancshares, Inc. (Class “A” Stock)	3,500	97,545
Wintrust Financial Corp.	11,000	505,010

		2,562,057

FINANCIAL SERVICES — 1.4%
Ace Cash Express, Inc.*	3,500	77,000
Affiliated Managers Group, Inc.*	4,600	287,638
Encore Capital Group, Inc.*	14,900	233,185
Euronet Worldwide, Inc.*	5,400	159,624
Nelnet, Inc. (Class “A” Stock)*	4,300	136,955
Univest Corp.	1,300	45,526

		939,928

HEALTHCARE SERVICES — 3.8%
Apria Healthcare Group, Inc.*	13,900	418,390
Beverly Enterprises, Inc.*	12,200	142,984
Centene Corp.*	28,400	790,940
Molina Healthcare, Inc.*	14,000	$612,500
Sierra Health Services, Inc.*(a)	8,500	549,865

		2,514,679

INDUSTRIAL PRODUCTS — 1.7%
Actuant Corp.*	9,300	396,087
Ceradyne, Inc.*	10,100	200,586
Hexcel Corp.*	26,600	436,240
Mueller Industries, Inc.	3,300	85,470

		1,118,383

INTERNET SERVICES — 4.2%
Digi International, Inc.*	13,500	143,775
Digital Insight Corp.*	3,800	76,266
Digital River, Inc.*	9,700	258,020
EarthLink, Inc.*	16,400	150,552
F5 Networks, Inc.*	9,000	385,290
GSI Commerce, Inc.*	5,900	85,550
InfoSpace, Inc.*	9,000	278,910
iVILLAGE, Inc.*	7,800	51,090
Jupitermedia Corp.*	11,300	143,623
Priceline.com, Inc.*(a)	9,100	230,776
ProQuest Co.*	4,400	142,736
RSA Security, Inc.*	19,200	206,208
Stamps.com, Inc.*	4,600	88,918
TriZetto Group, Inc. (The)*	22,400	233,184
WebEx Communications, Inc.*	12,100	264,022

		2,738,920

MACHINERY & EQUIPMENT — 5.1%
Bucyrus International, Inc. (Class “A” Stock)	3,600	140,184
IDEX Corp.	20,800	774,800
JLG Industries, Inc.	32,200	656,236
Nordson Corp.	6,600	212,652
Terex Corp.*	15,800	590,604
Toro Co. (The)	21,600	892,512
Wabtec Corp.	3,400	68,000

		3,334,988

MEDICAL SUPPLIES & EQUIPMENT — 8.7%
Align Technology, Inc.*	72,100	607,082
American Medical Systems Holdings, Inc.*	44,400	775,224
Enzo Biochem, Inc.*	9,500	129,390
Haemonetics Corp.*	18,500	791,245
Hologic, Inc.*	18,100	643,998
Immucor, Inc.*	16,600	495,344
Lifeline Systems, Inc.*	2,800	95,480
Serologicals Corp.*	25,300	544,709
SurModics, Inc.*	13,600	490,552

	SHARES	VALUE (NOTE 2)
Third Wave Technologies, Inc.*	77,300	$330,071
Ventana Medical Systems, Inc.*(a)	21,700	864,094

		5,767,189

METALS & MINING — 1.5%
Hecla Mining Co.*	60,900	283,794
Reliance Steel & Aluminum Co.	8,500	320,705
Steel Dynamics, Inc.	14,400	391,392

		995,891

OIL & GAS — 5.6%
Berry Petroleum Co. (Class “A” Stock)	11,800	551,296
Cabot Oil & Gas Corp.	21,950	646,208
Comstock Resources, Inc.*	29,500	746,350
Edge Petroleum Corp.*	12,600	176,589
Frontier Oil Corp.	10,300	433,424
Penn Virginia Corp.	7,200	295,704
Plains Exploration & Production Co.*	22,200	714,396
Unit Corp.*	2,600	99,736

		3,663,703

PHARMACEUTICALS — 7.0%
Able Laboratories, Inc.*	7,200	171,648
Connetics Corp.*	25,400	551,942
Enzon Pharmaceuticals, Inc.*	1,700	13,175
First Horizon Pharmaceutical Corp.*	23,100	418,341
ImmunoGen, Inc.*	49,700	250,985
Keryx Biopharmaceuticals, Inc.*	16,400	237,636
Kos Pharmaceuticals, Inc.*	12,000	578,040
Ligand Pharmaceuticals, Inc. (Class “B” Stock)*	55,800	294,624
Par Pharmaceuticals Cos., Inc.*	5,600	168,168
Salix Pharmaceuticals Ltd.*	33,100	473,330
SFBC International, Inc.*	7,000	218,400
Transkaryotic Therapies, Inc.*	18,500	626,780
Valeant Pharmaceuticals International	30,400	630,800

		4,633,869

PRINTING & PUBLISHING — 0.7%
Consolidated Graphics, Inc.*	10,300	472,770

REAL ESTATE — 1.4%
Alexandria Real Estate Equities, Inc. [REIT]	2,700	185,814
Essex Property Trust, Inc. [REIT](a)	2,800	212,660
New Century Financial Corp. [REIT](a)	5,000	$227,250
Tager Factory Outlet Center, Inc. [REIT]	7,800	180,648
Taubman Centers, Inc. [REIT]	4,000	118,400

		924,772

RESTAURANTS — 2.4%
CKE Restaurants, Inc.	41,700	618,828
Domino’s Pizza, Inc.	4,200	76,272
Panera Bread Co. (Class “A” Stock)*	16,400	820,328
Sonic Corp.*	3,000	96,120

		1,611,548

RETAIL & MERCHANDISING — 5.2%
Aeropostale, Inc.*	22,300	622,839
Cash America International, Inc.	33,000	490,050
Genesco, Inc.*	2,000	51,460
Guitar Center, Inc.*	9,500	468,825
Pantry, Inc. (The)*	23,000	736,460
School Specialty, Inc.*	11,000	408,210
Stein Mart, Inc.*	31,500	638,190

		3,416,034

SEMICONDUCTORS — 4.6%
ADE Corp.*	8,300	177,454
AMIS Holdings, Inc.*	49,800	560,748
Emulex Corp.*	25,700	399,121
Micrel, Inc.*	61,800	580,920
OmniVision Technologies, Inc.*(a)	33,800	473,200
Silicon Image, Inc.*	43,600	439,052
Skyworks Solutions, Inc.*	82,900	434,396

		3,064,891

TELECOMMUNICATIONS — 4.1%
Arris Group, Inc.*	55,300	419,727
Inter-Tel, Inc.	2,300	43,792
InterDigital Communications Corp.*	37,500	613,500
Intrado, Inc.*	27,000	340,470
North Pittsburgh Systems, Inc.	9,100	164,528
Premiere Global Services, Inc.*	61,400	663,120
SpectraLink Corp.	2,700	29,997
SureWest Communications	4,300	87,764
UbiquiTel, Inc.*	50,000	361,500

		2,724,398

Strategic Partners Small-Cap Growth Opportunity Fund

SCHEDULE OF INVESTMENTS

April 30, 2005

(Unaudited)

	SHARES	VALUE (NOTE 2)
TRANSPORTATION — 2.0%
Arkansas Best Corp.	18,200	$573,846
Knight Transportation, Inc.	36,500	771,245

		1,345,091

TOTAL LONG-TERM INVESTMENTS (Cost $72,391,496)		66,018,493

	PRINCIPAL AMOUNT (000)
SHORT-TERM INVESTMENTS — 6.8%
U.S. TREASURY OBLIGATIONS — 0.2%
U.S. Treasury Bills
2.81%, 07/28/05(k)	$115	114,219

	SHARES
NON-REGISTERED INVESTMENT COMPANY — 6.6%
BlackRock Institutional Money Market Trust(b)(j)	4,368,684	4,368,684

TOTAL SHORT-TERM INVESTMENTS (Cost $4,482,903)		4,482,903

TOTAL INVESTMENTS — 106.9% (Cost $76,874,399; Note 5)		70,501,396
LIABILITIES IN EXCESS OF OTHER ASSETS (INCLUDES CASH COLLATERAL FOR SECURITIES ON LOAN OF $4,368,684)(U) — (6.9%)		(4,524,966)

NET ASSETS — 100.0%		$65,976,430

THE FOLLOWING ABBREVIATION IS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

REIT — Real Estate Investment Trust

THE FOLLOWING ANNOTATIONS ARE USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $4,264,505; cash collateral of $4,368,684 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral for securities on loan.

(j)	Security available to institutional investors only.

(k)	Securities with an aggregate market value of $114,219 have been segregated with the custodian to cover margin requirements for open futures contracts.

(u)	Liabilities in excess of other assets includes net unrealized depreciation on futures contracts as follows:

NUMBER OF CONTRACTS	TYPE	EXPIRATION MONTH	VALUE AT TRADE DATE	VALUE AT APRIL 30, 2005	UNREALIZED DEPRECIATION
LONG POSITION:
2	Russell 2000	Jun 05	$609,200	$580,889	$(28,311)

The industry classification of long-term portfolio holdings, short-term investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2005 were as follows:

Computer Services & Software	9.8%
Medical Supplies & Equipment	8.7
Pharmaceuticals	7.0
Business Services	6.8
Oil & Gas	5.6
Retail & Merchandising	5.2
Machinery & Equipment	5.1
Semiconductors	4.6
Internet Services	4.2
Telecommunications	4.1
Financial - Bank & Trust	3.9
Healthcare Services	3.8
Clothing & Apparel	3.3
Consumer Products & Services	2.8
Entertainment & Leisure	2.5
Restaurants	2.4
Containers & Packaging	2.2
Electronic Components & Equipment	2.0
Transportation	2.0
Aerospace	1.7
Industrial Products	1.7
Metals & Mining	1.5
Construction	1.4
Financial Services	1.4
Real Estate	1.4
Airlines	1.1
Building Materials	0.9
Computer Hardware	0.7
Printing & Publishing	0.7
Advertising	0.6
Broadcasting	0.5
Chemicals	0.2
Automotive Parts	0.1
Beverages	0.1
Environmental Services	0.1
Short-Term Investments	6.8

106.9
Liabilities in excess of other assets	-6.9

TOTAL	100.0%

See Notes to Financial Statements.

Strategic Partners Managed Small-Cap Growth Fund

SCHEDULE OF INVESTMENTS

April 30, 2005

(Unaudited)

	SHARES	VALUE (NOTE 2)
LONG-TERM INVESTMENTS — 99.2%
COMMON STOCK
ADVERTISING — 0.3%
ValueClick, Inc.*	11,000	$113,960

AEROSPACE — 0.6%
Innovative Solutions and Support, Inc.*	6,800	214,608

AIRLINES — 1.1%
Pinnacle Airlines Corp.*	39,000	403,260

AUTOMOTIVE PARTS — 1.0%
Wabash National Corp.	14,100	359,550

BROADCASTING — 0.8%
Salem Communications Corp. (Class “A” Stock)*	3,400	65,348
Sinclair Broadcast Group, Inc.	28,000	214,480

		279,828

BUILDING MATERIALS — 0.8%
SCP Pool Corp.	8,600	280,188

BUSINESS SERVICES — 5.4%
Advisory Board Co. (The)*	700	28,490
DiamondCluster International, Inc.*	17,000	211,650
Dionex Corp.*	3,900	167,505
Hiedrick & Struggles International, Inc.*	11,200	289,632
Korn/Ferry International*	13,300	191,520
Labor Ready, Inc.*(a)	22,200	370,518
Metrologic Instruments, Inc.*	1,800	24,156
PAREXEL International Corp.*	3,700	67,451
Per-Se Technologies, Inc.*	8,000	124,480
Resources Connection, Inc.*(a)	13,700	261,807
TeleTech Holdings, Inc.*	25,700	269,850

		2,007,059

CLOTHING & APPAREL — 3.6%
Guess, Inc.*	26,000	338,520
K-Swiss, Inc. (Class “A” Stock)	3,000	90,000
Quiksilver, Inc.*	17,500	482,125
Wolverine World Wide, Inc.	20,050	406,815

		1,317,460

COMPUTER HARDWARE — 0.7%
Dot Hill Systems Corp.*	48,700	229,864
Merge Technologies, Inc.*	1,500	24,345

		254,209

COMPUTER SERVICES & SOFTWARE — 10.4%
Altiris, Inc.*	12,300	200,367
Cerner Corp.*(a)	8,100	470,285
Covansys Corp.*	16,400	$165,476
Hyperion Solutions Corp.*	9,800	398,566
Internet Security Systems, Inc.*	3,800	73,910
Kronos, Inc.*	5,900	230,395
Magma Design Automation, Inc.*	23,600	144,904
MatrixOne, Inc.*	8,000	34,160
Parametric Technology Corp.*	70,500	375,060
Perot Systems Corp.*	16,500	208,395
Progress Software Corp.*	900	24,012
Quality Systems, Inc.	9,000	428,220
Quest Software, Inc.*	25,000	296,500
RealNetworks, Inc.*	3,100	19,096
SS&C Technologies, Inc.	600	15,246
Trident Microsystems, Inc.*	13,900	236,717
Verint Systems, Inc.*	4,800	152,736
Websense, Inc.*	3,600	190,980
Wind River Systems, Inc.*	8,200	106,436
Witness Systems, Inc.*	4,800	84,528

		3,855,989

CONSTRUCTION — 2.6%
Cal Dive International, Inc.*	11,300	502,624
Dycom Industries, Inc.*	19,400	451,244

		953,868

CONSUMER PRODUCTS & SERVICES — 2.5%
Coinstar, Inc.*	3,400	58,276
Nu Skin Enterprises, Inc. (Class “A” Stock)	20,500	451,000
Sotheby’s Holdings, Inc. (Class “A” Stock)*	25,600	419,328

		928,604

CONTAINERS & PACKAGING — 2.2%
Crown Holdings, Inc.*	27,400	412,370
Silgan Holdings, Inc.	6,500	397,670

		810,040

ELECTRONIC COMPONENTS & EQUIPMENT — 2.8%
Belden CDT, Inc.	1,000	18,340
Brocade Communications Systems, Inc.*	62,900	274,244
EDO Corp.	400	11,932
ESCO Technologies, Inc.*	1,000	73,320
Franklin Electric Co., Inc.	11,700	416,052
MIPS Technologies, Inc.*	18,900	132,300
Rayovac Corp.*	1,000	36,440
TTM Technologies, Inc.*	7,300	65,773

		1,028,401

	SHARES	VALUE (NOTE 2)
ENTERTAINMENT & LEISURE — 2.6%
Argosy Gaming Co.*	6,200	$284,828
Multimedia Games, Inc.*	37,200	294,252
Playboy Enterprises, Inc. (Class “B” Stock)*(a)	31,200	376,896

		955,976

ENVIRONMENTAL SERVICES — 0.6%
Duratek, Inc.*	10,000	231,700

FINANCIAL - BANK & TRUST — 3.6%
Bank Of The Ozarks, Inc.	1,900	58,843
Cathay General Bancorp	2,000	65,740
CVB Financial Corp.	7,400	127,280
East West Bancorp, Inc.	4,100	131,692
First BanCorp	2,600	94,276
Frontier Financial Corp.	500	18,035
MB Financial, Inc.	2,600	94,562
Oriental Financial Group, Inc.	8,455	117,947
R&G Financial Corp. (Class “B” Stock)	11,800	167,678
Silicon Valley Bancshares*	3,300	156,420
Southwest Bancorporation of Texas, Inc.	3,100	51,460
Wintrust Financial Corp.	5,700	261,687

		1,345,620

FINANCIAL SERVICES — 1.5%
Affiliated Managers Group, Inc.*	4,100	256,373
Euronet Worldwide, Inc.*	7,700	227,612
Nelnet, Inc. (Class “A” Stock)*	600	19,110
Univest Corp.	1,600	56,032

		559,127

HEALTHCARE SERVICES — 3.3%
Beverly Enterprises, Inc.*	3,200	37,504
Centene Corp.*	15,000	417,750
Lifecell Corp.*	3,200	38,400
LifePoint Hospitals, Inc.*	6,900	306,705
Molina Healthcare, Inc.*	9,500	415,625

		1,215,984

INDUSTRIAL PRODUCTS — 2.6%
Brady Corp. (Class “A” Stock)	14,000	415,100
Hexcel Corp.*	10,300	168,920
Mueller Industries, Inc.	15,000	388,500

		972,520

INSURANCE — 1.0%
Philadelphia Consolidated Holdings Corp.*	2,800	$210,000
Zenith National Insurance Corp.	2,800	161,028

		371,028

INTERNET SERVICES — 4.1%
CNET Networks, Inc.*	16,100	159,632
Digi International, Inc.*	12,500	133,125
Digital River, Inc.*	3,800	101,080
EarthLink, Inc.*	18,200	167,076
F5 Networks, Inc.*	4,400	188,364
Harris Interactive, Inc.*	4,200	17,472
InfoSpace, Inc.*	3,100	96,069
j2 Global Communications, Inc.*	1,700	60,724
NetRatings, Inc.*	4,500	65,385
Openwave Systems, Inc.*	7,600	101,764
Priceline.com, Inc.*(a)	2,100	53,256
ProQuest Co.*	2,300	74,612
RSA Security, Inc.*	8,500	91,290
S1 Corp.*	5,300	27,984
Stamps.com, Inc.*	4,200	81,186
United Online, Inc.	4,000	35,160
WebEx Communications, Inc.*	3,300	72,006

		1,526,185

MACHINERY & EQUIPMENT — 2.7%
IDEX Corp.	11,900	443,275
JLG Industries, Inc.	7,300	148,774
Nordson Corp.	800	25,776
Terex Corp.*	9,500	355,110
Toro Co. (The)	1,000	41,320

		1,014,255

MEDICAL SUPPLIES & EQUIPMENT — 8.3%
Align Technology, Inc.*(a)	41,100	346,062
American Medical Systems Holdings, Inc.*	24,800	433,008
Enzo Biochem, Inc.*	5,500	74,910
Haemonetics Corp.*	10,500	449,085
Immucor, Inc.*	14,100	420,744
Lifeline Systems, Inc.*	5,400	184,140
Palomar Medical Technologies, Inc.*	1,700	38,080
Serologicals Corp.*	14,300	307,879
Third Wave Technologies, Inc.*	51,000	217,770

Strategic Partners Managed Small-Cap Growth Fund

SCHEDULE OF INVESTMENTS

April 30, 2005

(Unaudited)

	SHARES	VALUE (NOTE 2)
Ventana Medical Systems, Inc.*(a)	12,100	$481,822
West Pharmaceutical Services, Inc.	3,900	102,726

		3,056,226

METALS & MINING — 1.5%
Allegheny Technologies, Inc.	7,900	176,960
Hecla Mining Co.*	17,800	82,948
Steel Dynamics, Inc.	10,700	290,826

		550,734

OIL & GAS — 5.4%
Berry Petroleum Co. (Class “A” Stock)	7,300	341,056
Cabot Oil & Gas Corp.	3,600	105,984
Comstock Resources, Inc.*	16,000	404,800
Edge Petroleum Corp.*	6,200	86,893
Mission Resources Corp.*	9,900	67,914
Penn Virginia Corp.	3,900	160,173
Plains Exploration & Production Co.*	10,300	331,454
Range Resources Corp.	11,900	269,535
Remington Oil & Gas Corp.*	8,300	242,111

		2,009,920

PHARMACEUTICALS — 6.6%
Able Laboratories, Inc.*	13,200	314,688
Connetics Corp.*	16,500	358,545
Enzon Pharmaceuticals, Inc.*	2,832	21,948
First Horizon Pharmaceutical Corp.*	12,900	233,619
Impax Laboratories, Inc.*	12,700	206,629
Keryx Biopharmaceuticals, Inc.*	7,500	108,675
Ligand Pharmaceuticals, Inc. (Class “B” Stock)*	31,100	164,208
Par Pharmaceuticals Cos., Inc.*	3,500	105,105
Salix Pharmaceuticals Ltd.*	12,600	180,180
SFBC International, Inc.*	4,200	131,040
United Therapeutics Corp.*	2,200	105,578
Valeant Pharmaceuticals International	17,900	371,425
Zymogenetics, Inc.*	8,300	128,318

		2,429,958

PRINTING & PUBLISHING — 0.7%
Consolidated Graphics, Inc.*	5,300	243,270

REAL ESTATE — 1.9%
Alexandria Real Estate Equities, Inc. [REIT]	1,600	$110,112
Essex Property Trust, Inc. [REIT](a)	1,700	129,115
Jones Lang Lasalle, Inc. [REIT]	3,200	120,000
New Century Financial Corp. [REIT](a)	3,200	145,440
Novastar Financial, Inc. [REIT](a)	1,600	57,120
Tager Factory Outlet Center, Inc. [REIT]	500	11,580
Washington Real Estate Investment Trust [REIT]	4,100	122,221

		695,588

RESTAURANTS — 3.9%
CEC Entertainment, Inc.*	14,250	515,850
CKE Restaurants, Inc.	23,100	342,804
Panera Bread Co. (Class “A” Stock)*	9,300	465,186
Sonic Corp.*	3,300	105,732

		1,429,572

RETAIL & MERCHANDISING — 4.9%
Aeropostale, Inc.*	12,200	340,746
Cash America International, Inc.	19,000	282,150
Genesco, Inc.*	2,200	56,606
Guitar Center, Inc.*	9,300	458,955
Pantry, Inc. (The)*	8,300	265,766
School Specialty, Inc.*	1,400	51,954
Stein Mart, Inc.*	17,600	356,576

		1,812,753

SEMICONDUCTORS — 4.2%
AMIS Holdings, Inc.*	29,500	332,170
Cirrus Logic, Inc.*	16,500	69,630
Emulex Corp.*	2,300	35,719
Integrated Device Technology, Inc.*	6,600	70,620
Micrel, Inc.*	32,700	307,380
OmniVision Technologies, Inc.*(a)	18,800	263,200
Silicon Image, Inc.*	24,000	241,680
Skyworks Solutions, Inc.*	46,200	242,088

		1,562,487

TELECOMMUNICATIONS — 3.7%
Alamosa Holdings, Inc.*(a)	7,300	94,827
Arris Group, Inc.*	37,200	282,348
Inter-Tel, Inc.	800	15,232

	SHARES	VALUE (NOTE 2)
InterDigital Communications Corp.*	20,100	$328,836
North Pittsburgh Systems, Inc.	5,400	97,632
Premiere Global Services, Inc.*	29,400	317,520
UbiquiTel, Inc.*	31,600	228,468

		1,364,863

TRANSPORTATION — 1.3%
Knight Transportation, Inc.	19,600	414,148
Werner Enterprises, Inc.	3,300	61,314

		475,462

TOTAL LONG-TERM INVESTMENTS (Cost $38,586,421)		36,630,252

	PRINCIPAL AMOUNT (000)
SHORT-TERM INVESTMENTS — 7.9%
U.S. TREASURY OBLIGATIONS — 0.3%
U.S. Treasury Bills
2.81%, 07/28/05 (k)(n)	$110	109,258

	SHARES
NON-REGISTERED INVESTMENT COMPANY — 7.6%
BlackRock Institutional Money Market Trust(b)(j)	2,815,793	2,815,793

TOTAL SHORT-TERM INVESTMENTS (Cost $2,925,046)		2,925,051

TOTAL INVESTMENTS — 107.1% (Cost $41,511,467; Note 5)		39,555,303

LIABILITIES IN EXCESS OF OTHER ASSETS (INCLUDES CASH COLLATERAL FOR SECURITIES ON LOAN OF $2,815,793)(U) — (7.1%)		(2,629,855)

NET ASSETS — 100.0%		$36,925,448

THE FOLLOWING ABBREVIATION IS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

REIT — Real Estate Investment Trust

THE FOLLOWING ANNOTATIONS ARE USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $2,731,296; cash collateral of $2,815,793 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral for securities on loan.

(j)	Security available to institutional investors only.

(k)	Securities with an aggregate market value of $109,258 have been segregated with the custodian to cover margin requirements for open futures contracts.

(n)	Rate shown is the effective yield at purchase date.

(u)	Liabilities in excess of other assets includes net unrealized depreciation on futures contracts as follows:

NUMBER OF CONTRACTS	TYPE	EXPIRATION MONTH	VALUE AT TRADE DATE	VALUE AT APRIL 30, 2005	UNREALIZED DEPRECIATION
LONG POSITION:
2	Russell 2000	Jun 05	$615,375	$580,888	$(34,487)

Strategic Partners Managed Small-Cap Growth Fund

SCHEDULE OF INVESTMENTS

April 30, 2005

(Unaudited)

The industry classification of long-term portfolio holdings, short-term investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2005 were as follows:

Computer Services & Software	10.4%
Medical Supplies & Equipment	8.3
Pharmaceuticals	6.6
Business Services	5.4
Oil & Gas	5.4
Retail & Merchandising	4.9
Semiconductors	4.2
Internet Services	4.1
Restaurants	3.9
Telecommunications	3.7
Clothing & Apparel	3.6
Financial—Bank & Trust	3.6
Healthcare Services	3.3
Electronic Components & Equipment	2.8
Machinery & Equipment	2.7
Construction	2.6
Entertainment & Leisure	2.6
Industrial Products	2.6
Consumer Products & Services	2.5
Containers & Packaging	2.2
Real Estate	1.9
Financial Services	1.5
Metals & Mining	1.5
Transportation	1.3
Airlines	1.1
Automotive Parts	1.0
Insurance	1.0
Broadcasting	0.8
Building Materials	0.8
Computer Hardware	0.7
Printing & Publishing	0.7
Aerospace	0.6
Environmental Services	0.6
Advertising	0.3
Short-Term Investments	7.9

107.1
Liabilities in excess of other assets	-7.1

TOTAL	100.0%

See Notes to Financial Statements.

Strategic Partners Small Company Fund

SCHEDULE OF INVESTMENTS

April 30, 2005

(Unaudited)

	SHARES	VALUE (NOTE 2)
LONG-TERM INVESTMENTS — 100.1%
COMMON STOCK
ADVERTISING
Penton Media, Inc.*	220,000	$52,800

AEROSPACE — 3.2%
AAR Corp.*	16,000	235,680
Alliant Techsystems, Inc.*	6,060	419,231
Curtiss-Wright Corp. (Class “B” Stock)	59,000	3,198,980
Fairchild Corp. (Class “A” Stock)*	97,000	228,920
Herley Industries, Inc.*	42,600	772,338
Sequa Corp. (Class “A” Stock)*	20,000	1,035,000
Sequa Corp. (Class “B” Stock)*	3,500	182,000

		6,072,149

AUTOMOBILE MANUFACTURERS — 0.2%
Monaco Coach Corp.	4,000	56,720
Navistar International Corp.*(a)	5,000	147,650
Thor Industries, Inc.	4,000	107,800

		312,170

AUTOMOTIVE PARTS — 3.0%
BorgWarner, Inc.	50,000	2,286,000
Cooper Tire & Rubber Co.(a)	30,000	523,500
Dana Corp.	20,000	228,400
Federal-Mogul Corp.*(a)	40,000	21,600
Midas, Inc.*	90,000	1,945,800
Raytech Corp.*	80,000	108,000
Schieb, (Earl), Inc.*	40,000	125,200
TBC Corp.*	9,310	243,550
Transpro, Inc.*	28,000	184,800

		5,666,850

BEVERAGES — 0.7%
Boston Beer Co., Inc. (Class “A” Stock)*	49,000	980,000
Farmer Brothers Co.	8,000	175,200
Genesee Corp.	15,000	31,125
PepsiAmericas, Inc.	3,760	92,834

		1,279,159

BROADCASTING — 7.3%
Beasley Broadcast Group, Inc.*	12,000	189,120
Crown Media Holdings, Inc.*	175,000	1,531,250
Fisher Communications, Inc.*	20,000	960,800
Granite Broadcasting Corp.*	80,000	16,000
Gray Television, Inc.	100,600	$1,322,890
Gray Television, Inc. (Class “A” Stock)	8,000	98,720
Lin TV Corp. (Class “A” Stock)*	33,000	514,470
Media General, Inc. (Class “A” Stock)	55,000	3,370,399
Nexstar Broadcasting Group, Inc. (Class “A” Stock)*	25,000	145,750
Paxson Communications Corp.*	45,000	34,650
Saga Communications, Inc. (Class “A” Stock)*	32,500	478,075
Salem Communications Corp. (Class “A” Stock)*	27,000	518,940
SBS Broadcasting SA (Luxembourg)*	7,400	341,140
Scripps, (E.W.) Co. (Class “A” Stock)	35,000	1,782,550
Sinclair Broadcast Group, Inc.	160,000	1,225,600
Spanish Broadcasting Systems, Inc. (Class “A” Stock)*	38,000	317,300
UnitedGlobalCom, Inc. (Class “A” Stock)*	32,046	286,812
WPT Enterprises, Inc.*(a)	3,000	39,690
Young Broadcasting, Inc. (Class “A” Stock)*	100,000	752,000

		13,926,156

BUILDING MATERIALS — 1.3%
Apogee Enterprises, Inc.	12,260	157,909
Florida Rock Industries, Inc.	500	29,040
Gibraltar Industries, Inc.	25,000	525,250
Hughes Supply, Inc.	2,000	52,200
Skyline Corp.	13,000	469,300
Texas Industries, Inc.	1,800	83,124
Thomas Industries, Inc.	29,300	1,156,471

		2,473,294

BUSINESS SERVICES — 1.4%
Acxiom Corp.	3,490	66,310
BearingPoint, Inc.*(a)	30,000	185,700
Edgewater Technology, Inc.*	300,000	1,269,000
Epoch Holding Corp.*	127,000	582,930
Fair Isaac Corp.	2,220	72,994
GP Strategies Corp.*(a)	30,000	231,000
Harland, (John H.) Co.	1,540	55,440
Insurance Auto Auctions, Inc.*	7,260	204,732

		2,668,106

Strategic Partners Small Company Fund

SCHEDULE OF INVESTMENTS

April 30, 2005

(Unaudited)

	SHARES	VALUE (NOTE 2)
CABLE TELEVISION — 2.7%
Adelphia Communications Corp. (Class “A” Stock)*(a)	30,000	$5,850
Cablevision Systems New York Group (Class “A” Stock)*	185,000	4,800,750
Mediacom Communications Corp.*	60,000	331,800

		5,138,400

CHEMICALS — 6.5%
Airgas, Inc.	8,000	175,360
Arch Chemicals, Inc.	35,000	902,300
Cytec Industries, Inc.	12,930	596,332
Ferro Corp.	85,000	1,540,200
Fuller, (H.B.) Co.	31,250	947,500
Great Lakes Chemical Corp.	20,000	620,800
Hercules, Inc.*	105,000	1,389,150
MacDermid, Inc.	85,000	2,579,749
NewMarket Corp.*	30,000	445,500
Nova Chemicals Corp. (Canada)(a)	8,500	275,995
Omnova Solutions, Inc.*	100,000	405,000
Schulman, (A.), Inc.	15,000	250,500
Sensient Technologies Corp.(a)	95,000	1,900,950
TETRA Technologies, Inc.*	5,000	135,150

		12,164,486

CLOTHING & APPAREL — 0.5%
Burlington Coat Factory Warehouse Corp.	7,000	192,850
Hartmarx Corp.*	83,000	716,290

		909,140

COMPUTER SERVICES & SOFTWARE — 0.7%
Baldwin Technology Co., Inc. (Class “A” Stock)*	100,000	299,000
BISYS Group, Inc. (The)*	6,030	85,144
Intergraph Corp.*	6,954	205,630
StorageNetworks, Inc.*	50,000	0
Tyler Technologies, Inc.*	30,000	173,400
Xanser Corp.*	205,000	551,449

		1,314,623

CONGLOMERATES — 1.4%
Alleghany Corp.*	6,120	1,652,401
Brink’s Co. (The)	3,640	117,426
Cendant Corp.	38,000	756,580
Griffon Corp.*	4,470	85,779
Park Ohio Holdings Corp.*	5,000	70,700

		2,682,886

CONSTRUCTION — 0.8%
Cavco Industries, Inc.*	27,800	$736,700
Champion Enterprises, Inc.*	40,000	377,600
Fleetwood Enterprises, Inc.*	32,000	244,480
KB Home	1,000	57,000

		1,415,780

CONSUMER PRODUCTS & SERVICES — 4.2%
Aaron Rents, Inc. (Class “A” Stock)	33,750	651,038
Adesa, Inc.	5,230	126,514
Alberto-Culver Co. (Class “B” Stock)	2,760	122,820
Aviall, Inc.*	10,000	292,500
Bowlin Travel Centers, Inc.*	6,000	11,850
Chemed Corp.	16,000	1,133,440
Chestnut Hill Ventures LLC*	129,000	129,000
Church and Dwight Co., Inc.	35,980	1,295,999
CNS, Inc.	6,960	130,778
Elizabeth Arden, Inc.*	16,000	350,400
Energizer Holdings, Inc.*	8,000	455,760
Fedders Corp.	160,000	318,400
Fortune Brands, Inc.	4,500	380,610
Jarden Corp.*	3,325	148,528
Marine Products Corp.	21,000	275,100
National Patent Development Corp.*(a)	10,000	27,500
Oil-Dri Corp. of America	50,000	875,000
Revlon, Inc. (Class “A” Stock)*	100,807	296,373
Rollins, Inc.	20,700	408,618
Scotts Co. (The) (Class “A” Stock)*	1,500	108,600
Water Pik Technologies, Inc.*	3,000	56,460
Weider Nutrition International, Inc.*	70,000	281,400

		7,876,688

CONTAINERS & PACKAGING — 1.5%
Crown Holdings, Inc.*	24,000	361,200
Greif, Inc. (Class “A” Stock)	25,000	1,734,250
Pactiv Corp.*	30,000	643,200

		2,738,650

DIVERSIFIED OPERATIONS — 0.1%
Standex International Corp.	8,000	209,600

ELECTRONIC COMPONENTS & EQUIPMENT — 6.9%
Agere Systems, Inc. (Class “B” Stock)*	45,000	53,100
AMETEK, Inc.	34,000	1,287,580

	SHARES	VALUE (NOTE 2)
Baldor Electric Co.	18,000	$448,200
Belden CDT, Inc.	10,000	183,400
CTS Corp.	115,000	1,213,250
Electro Rental Corp.*	20,000	240,800
ESCO Technologies, Inc.*	470	34,460
FLIR Systems, Inc.*(a)	4,000	106,400
Franklin Electric Co., Inc.	50,000	1,778,000
GrafTech International Ltd.*	50,000	190,500
Katy Industries, Inc.*	28,000	77,560
Lamson & Sessions Co.*	98,000	927,080
Landauer, Inc.	16,000	725,600
Lecroy Corp.*	4,000	52,640
Littelfuse, Inc.*	12,000	323,280
Magnetek, Inc.*	40,000	144,800
Methode Electronics, Inc. (Class “A” Stock)	16,000	180,320
Monolithic System Technology, Inc.*	25,000	147,750
Park Electrochemical Corp.	13,000	287,950
Parker-Hannifin Corp.	3,100	185,814
Pentair, Inc.	10,320	410,530
Rockwell Automation, Inc.	4,000	184,920
Thomas & Betts Corp.*	115,000	3,578,799
Trans-Lux Corp.	20,000	137,000

		12,899,733

ENTERTAINMENT & LEISURE — 4.0%
Brunswick Corp.	3,260	136,920
Churchill Downs, Inc.	10,000	379,000
Dover Downs Gaming & Entertainment, Inc.	64,369	774,359
Dover Motorsports, Inc.	112,000	511,840
Gaylord Entertainment Co. (Class “A” Stock)*	40,980	1,639,200
International Speedway Corp. (Class “A” Stock)	4,000	212,800
Kerzner International Ltd. (Bahamas)*	19,000	1,046,710
Magna Entertainment Corp.*	160,000	838,400
Pinnacle Entertainment, Inc.*	25,000	379,000
Six Flags, Inc.*	125,000	487,500
Topps Co., Inc. (The)	114,790	989,490
Vail Resorts, Inc.*	4,490	116,156

		7,511,375

ENVIRONMENTAL SERVICES — 0.8%
Catalytica Energy Systems, Inc.*	25,000	$47,500
CUNO, Inc.*	5,000	253,600
Republic Services, Inc.	35,000	1,211,000

		1,512,100

EQUIPMENT SERVICES — 0.5%
Gerber Scientific, Inc.*	38,000	269,040
Industrial Distribution Group, Inc.*	70,000	606,200

		875,240

FARMING & AGRICULTURE
Delta & Pine Land Co.	1,550	39,060

FINANCIAL — BANK & TRUST — 1.7%
Crazy Woman Creek Bancorp, Inc.	5,600	88,340
First Republic Bank	40,000	1,251,600
Hibernia Corp. (Class “A” Stock)	12,000	374,760
NewAlliance Bancshares, Inc.	7,090	92,879
Silicon Valley Bancshares*	18,000	853,200
Sovereign Bancorp, Inc.	7,000	143,990
TCF Financial Corp.	6,830	172,731
Webster Financial Corp.	3,000	136,350

		3,113,850

FINANCIAL SERVICES — 1.8%
BKF Capital Group, Inc.	44,000	1,472,240
CIT Group, Inc.	9,800	394,744
Interactive Data Corp.*	35,000	701,750
SWS Group, Inc.	55,000	803,000

		3,371,734

FOOD — 3.1%
Archer-Daniels-Midland Co.	25,000	449,750
Corn Products International, Inc.	55,000	1,211,100
Del Monte Foods Co.*	11,540	120,362
Flowers Foods, Inc.	80,000	2,307,200
Hain Celestial Group, Inc.*	15,000	266,250
Ingles Markets, Inc. (Class “A” Stock)	67,600	874,068
Smucker, (J.M.) Co. (The)(a)	5,000	248,100
Suprema Specialties, Inc.* (cost $12,750; purchased 11/08/01)(g)	1,000	0
TL Administration Corp.*	111,500	2,174
Tootsie Roll Industries, Inc.	12,261	378,620

		5,857,624

Strategic Partners Small Company Fund

SCHEDULE OF INVESTMENTS

April 30, 2005

(Unaudited)

	SHARES	VALUE (NOTE 2)
HEALTHCARE SERVICES — 0.3%
Accredo Health, Inc.*	7,000	$317,100
Laboratory Corp. of America Holdings*	3,190	157,905
NeighborCare, Inc.*	2,730	78,406
West Pharmaceutical Services, Inc.	3,310	87,185

		640,596

HOTELS & MOTELS — 1.4%
Aztar Corp.*	80,000	2,184,800
La Quinta Corp.*	40,000	348,000
Wyndham International, Inc. (Class “A” Stock)*	60,000	60,000

		2,592,800

INDUSTRIAL PRODUCTS — 6.7%
Acuity Brands, Inc.	35,000	836,850
Barnes Group, Inc.	2,000	57,500
Carlisle Cos., Inc.	1,820	130,712
Core Molding Technologies, Inc.*	15,000	92,850
Crane Co.(a)	85,000	2,176,000
Donaldson Co., Inc.(a)	31,000	922,250
EnPro Industries, Inc.*	3,370	84,756
Kaman Corp. (Class “A” Stock)	145,900	1,879,192
Myers Industries, Inc.	108,603	1,043,675
Precision Castparts Corp.	58,000	4,272,279
Robbins & Myers, Inc.	50,000	1,090,000
Watts Water Technologies, Inc. (Class “A” Stock)	1,000	31,250

		12,617,314

INSURANCE — 0.7%
Argonaut Group, Inc.*	28,000	550,760
CNA Financial Corp.*	6,500	85,410
Everest Reinsurance Group Ltd. (Bermuda)	5,500	452,100
Midland Co.	6,000	188,400
PMI Group, Inc. (The)	3,000	105,480

		1,382,150

INTERNET SERVICES — 0.1%
Alloy, Inc.*	24,340	112,694
Stellent, Inc.*	11,290	79,595

		192,289

LUMBER & WOOD PRODUCTS — 0.2%
Deltic Timber Corp.	9,000	319,050

MACHINERY & EQUIPMENT — 5.2%
Albany International Corp. (Class “A” Stock)	3,140	$98,470
Carbo Ceramics, Inc.	10,000	663,800
CLARCOR, Inc.	44,410	2,247,591
Flowserve Corp.*	40,000	1,110,400
Gardner Denver, Inc.*	14,000	511,560
Gencorp, Inc.	60,000	1,140,600
Graco, Inc.	19,000	641,630
IDEX Corp.	35,000	1,303,750
Lone Star Technologies, Inc.*	6,000	233,640
Smith, (A.O.) Corp.	30,000	855,000
Tennant Co.	22,640	804,626
Toro Co. (The)	3,970	164,040

		9,775,107

MEDICAL SUPPLIES & EQUIPMENT — 4.5%
Exactech, Inc.*	15,000	205,350
Fisher Scientific International, Inc.*	1,506	89,426
ICU Medical, Inc.*	17,000	602,310
Inamed Corp.*	15,000	912,600
Inverness Medical Innovations, Inc.*	10,000	235,600
Invitrogen Corp.*(a)	7,000	512,890
Kensey Nash Corp.*(a)	30,000	824,400
Lifecore Biomedical, Inc.*	7,380	90,848
Orthofix International NV (Netherlands)*	5,000	235,000
Owens & Minor, Inc.	50,000	1,450,500
PolyMedica Corp.	3,080	95,449
Regeneration Technologies, Inc.*	15,000	137,850
Schein, (Henry), Inc.*	6,000	225,060
Schick Technologies, Inc.*	2,000	35,020
SurModics, Inc.*	4,040	145,723
Sybron Dental Specialties, Inc.*	65,000	2,421,250
Techne Corp.*	1,310	54,732
Thoratec Corp.*	8,000	103,600

		8,377,608

METALS & MINING — 1.1%
Barrick Gold Corp. (Canada)	37,000	825,840
CIRCOR International, Inc.	5,000	119,050
Layne Christensen Co.*	7,000	108,500
Material Sciences Corp.*	71,630	878,900
Worthington Industries, Inc.	10,000	162,600

		2,094,890

	SHARES	VALUE (NOTE 2)
OFFICE EQUIPMENT — 0.7%
Hon Industries, Inc.	2,710	$137,289
McGrath Rentcorp	22,000	488,400
Nashua Corp.*	72,100	676,298

		1,301,987

OIL & GAS — 5.6%
Callon Petroleum Co.*	60,000	815,400
Devon Energy Corp.	30,000	1,355,100
El Paso Corp.	10,000	99,900
EOG Resources, Inc.	7,600	361,380
Equitable Resources, Inc.	6,500	374,660
Forest Oil Corp.*	33,000	1,271,490
Gyrodyne Co. of America, Inc.*	3,000	122,250
Key Energy Services, Inc.*	9,000	102,915
Lufkin Industries, Inc.	19,500	573,690
Newpark Resources, Inc.*	50,000	300,500
Noble Corp. (Cayman Islands)	1,500	76,350
ONEOK, Inc.(a)	60,000	1,731,600
Pioneer Natural Resources Co.	3,000	121,980
Rowan Cos., Inc.	11,000	291,830
RPC, Inc.	12,500	181,750
XTO Energy, Inc.	93,000	2,805,810

		10,586,605

PAPER & FOREST PRODUCTS — 0.2%
Schweitzer-Mauduit International, Inc.	13,000	379,860

PERSONAL SERVICES — 0.3%
Matthews International Corp. (Class “A” Stock)	15,000	534,150

PHARMACEUTICALS — 0.1%
Bone Care International, Inc.*	5,000	129,050
Priority Healthcare Corp. (Class “B” Stock)*	6,200	141,236

		270,286

PRINTING & PUBLISHING — 3.0%
Bowne & Co., Inc.	7,810	101,686
Journal Communications, Inc. (Class “A” Stock)	3,950	60,830
Journal Register Co.*	45,000	711,900
Lee Enterprises, Inc.	2,000	83,020
McClatchy Co.	11,000	777,700
Nelson, (Thomas), Inc.	19,000	455,620
PRIMEDIA, Inc.*	245,000	1,082,900
Pulitzer, Inc.	38,500	2,450,525

		5,724,181

REAL ESTATE — 0.5%
Griffin Land & Nurseries, Inc.*	13,000	$333,385
Harbor Global Co. (Bermuda)*	17,500	157,063
Innkeepers USA Trust [REIT]	25,000	331,750
Sun Communities, Inc.[REIT]	5,000	174,250

		996,448

RESTAURANTS — 1.4%
Steak ‘n Shake Co. (The)*	75,000	1,356,000
Triarc Cos., Inc. (Class “A” Stock)	27,580	381,983
Triarc Cos., Inc. (Class “B” Stock)	55,290	709,924
Wendy’s International, Inc.(a)	3,300	141,669

		2,589,576

RETAIL & MERCHANDISING — 1.7%
Big 5 Sporting Goods Corp.	3,000	71,670
Bon-Ton Stores, Inc.	4,000	71,520
Gander Mountain Co.*(a)	7,330	76,232
Movado Group, Inc.	40,000	642,800
Neiman Marcus Group, Inc. (Class “A” Stock)	4,000	393,280
Neiman Marcus Group, Inc. (Class “B” Stock)	16,000	1,555,200
Office Depot, Inc.*	5,380	105,340
OfficeMax, Inc.(a)	8,000	259,840

		3,175,882

SEMICONDUCTORS — 0.2%
Axcelis Technologies, Inc.*	31,000	192,510
Omnivision Technologies, Inc.*(a)	18,000	252,000

		444,510

TELECOMMUNICATIONS — 4.7%
Acme Communications, Inc.*	135,300	557,571
AO VimpelCom [ADR] (Russia)*	55,000	1,799,600
Centennial Communications, Inc.*	30,000	345,000
Cincinnati Bell, Inc.*	150,000	600,000
Corning, Inc.*	65,000	893,750
D & E Communications, Inc.	100,000	832,000
Dobson Communications Corp.*	60,000	120,000
Insight Communications Co., Inc.*	20,000	224,200
Nextel Communications, Inc. (Class “A” Stock)*(a)	13,000	363,870
Plantronics, Inc.	6,000	188,940

Strategic Partners Small Company Fund

SCHEDULE OF INVESTMENTS

April 30, 2005

(Unaudited)

	SHARES	VALUE (NOTE 2)
Rural Cellular Corp.*	45,000	$232,650
Stratos International, Inc.*	10,000	40,000
Sycamore Networks, Inc.*	30,000	100,800
Western Wireless Corp. (Class “A” Stock)*	65,000	2,547,350

		8,845,731

TRANSPORTATION — 1.1%
GATX Corp.(a)	45,000	1,472,400
Grupo TMM SA de CV [ADR] (Mexico)*	25,000	74,750
Hub Group, Inc. (Class “A” Stock) (Canada)*	2,000	110,000
Laidlaw International, Inc.*	4,940	110,607
Ryder System, Inc.	6,000	221,580

		1,989,337

UTILITIES — 6.1%
AES Corp.*	18,000	289,440
Allete, Inc.	1,746	72,756
Alliant Energy Corp.	9,200	242,328
Aquila, Inc.*	100,000	344,000
CH Energy Group, Inc.	42,000	1,791,300
Connecticut Water Service, Inc.	20,000	475,400
DPL, Inc.	20,000	508,800
Duquesne Light Holdings, Inc.	110,000	1,934,900
El Paso Electric Co.*	100,000	1,951,000
Florida Public Utilities Co.	8,000	145,600
Maine & Maritimes Corp.	8,000	201,920
MGE Energy, Inc.	28,000	932,960
Northeast Utilities	72,000	1,318,320
Southern Union Co.*	35,563	851,366
TXU Corp.(a)	4,000	343,160

		11,403,250

TOTAL LONG-TERM INVESTMENTS (Cost $126,723,376)		188,315,260

	PRINCIPAL AMOUNT (000)
SHORT-TERM INVESTMENTS — 6.7%
CERTIFICATE OF DEPOSIT — 0.1%
Svenska Handelsbanken AB
3.03%, 06/28/05(b)	$103	102,884

COMMERCIAL PAPER — 2.0%
Skandinaviska Enskilda Banken
2.94%, 05/17/05(b)(c)	3,755	3,755,434

	PRINCIPAL AMOUNT (000)	VALUE (NOTE 2)
CORPORATE OBLIGATIONS — 1.2%
Goldman Sachs Group, Inc.
3.08%, 05/02/05(b)(c)	$1,439	$1,439,081
Natexis Banque NY
3.05%, 05/02/05(b)(c)	708	708,449
Sedna Finance Corp.
2.923%, 05/16/05(b)(c)	138	138,486

		2,286,016

TIME DEPOSIT — 0.1%
KBC Bank
2.95%, 05/02/05(b)	139	138,603

	SHARES
NON-REGISTERED INVESTMENT COMPANY — 3.3%
BlackRock Institutional Money Market Trust(b)(j)	6,361,001	6,361,001

TOTAL SHORT-TERM INVESTMENTS (Cost $12,643,938)		12,643,938

TOTAL INVESTMENTS — 106.8% (Cost $139,367,314; Note 5)		200,959,198
LIABILITIES IN EXCESS OF OTHER ASSETS (INCLUDES CASH COLLATERAL FOR SECURITIES ON LOAN OF $12,643,938) — (6.8%)		(12,831,830)

NET ASSETS — 100.0%		$188,127,368

THE FOLLOWING ABBREVIATIONS ARE USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR — American Depository Receipt

REIT — Real Estate Investment Trust

THE FOLLOWING ANNOTATIONS ARE USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $11,865,618; cash collateral of $12,643,938 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral for securities on loan.

(c)	Indicates a variable rate security. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.

(g)	Indicates a security that has been deemed illiquid. The aggregate cost of illiquid securities is $12,750. The aggregate value, $0 represents 0.0% of net assets.

(j)	Security available to institutional investors only.

The industry classification of long-term portfolio holdings, short-term investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2005 were as follows:

Broadcasting	7.3%
Electronic Components & Equipment	6.9
Industrial Products	6.7
Chemicals	6.5
Utilities	6.1
Oil & Gas	5.6
Machinery & Equipment	5.2
Telecommunications	4.7
Medical Supplies & Equipment	4.5
Consumer Products & Services	4.2
Entertainment & Leisure	4.0
Aerospace	3.2
Food	3.1
Automotive Parts	3.0
Printing & Publishing	3.0
Cable Television	2.7
Financial Services	1.8
Financial— Bank & Trust	1.7
Retail & Merchandising	1.7
Containers & Packaging	1.5
Business Services	1.4
Conglomerates	1.4
Hotels & Motels	1.4
Restaurants	1.4
Building Materials	1.3
Metals & Mining	1.1
Transportation	1.1
Construction	0.8
Environmental Services	0.8
Beverages	0.7
Computer Services & Software	0.7
Insurance	0.7
Office Equipment	0.7
Clothing & Apparel	0.5
Equipment Services	0.5
Real Estate	0.5
Healthcare Services	0.3
Personal Services	0.3
Automobile Manufacturers	0.2
Lumber & Wood Products	0.2
Paper & Forest Products	0.2
Semiconductors	0.2
Diversified Operations	0.1
Internet Services	0.1
Pharmaceuticals	0.1
Short-Term Investments	6.7

106.8
Liabilities in excess of other assets	-6.8

TOTAL	100.0%

See Notes to Financial Statements.

Strategic Partners Mid-Cap Growth Fund

SCHEDULE OF INVESTMENTS

April 30, 2005

(Unaudited)

	SHARES	VALUE (NOTE 2)
LONG-TERM INVESTMENTS — 99.4%
COMMON STOCK
AEROSPACE & DEFENSE — 1.9%
Alliant Techsystems, Inc.*	39,384	$2,724,585

APPAREL/SHOES — 2.7%
Chico’s FAS, Inc.*(a)	109,850	2,815,456
Urban Outfitters, Inc.*	24,900	1,103,070

		3,918,526

AUDIO & VISUAL EQUIPMENT — 1.8%
Harman International Industries, Inc.	33,500	2,632,430

AUDIO TECHNOLOGY — 0.7%
Dolby Laboratories, Inc. (Class “A” Stock)*	49,000	1,002,050

AUTO PARTS & RELATED — 2.0%
Gentex Corp.(a)	90,050	2,923,023

BANKS — 1.2%
M&T Bank Corp.	17,500	1,810,375

BIOTECHNOLOGY — 0.9%
Eyetech Pharmaceuticals, Inc.*	59,100	1,358,709

BROADCASTING & CABLE/SATELLITE TV — 6.1%
Cablevision Systems New York Group (Class “A” Stock)*(a)	56,000	1,453,200
Citadel Broadcasting Co.*	126,900	1,595,133
EchoStar Communications Corp. (Class “A” Stock)(a)	57,550	1,666,073
Entravision Communications Corp. (Class “A” Stock)*	293,825	2,312,402
Univision Communications, Inc. (Class “A” Stock)*(a)	72,775	1,913,255

		8,940,063

COMMERCIAL SERVICES — 7.2%
ARAMARK Corp. (Class “B” Stock)	114,750	2,812,522
ChoicePoint, Inc.*	37,400	1,476,178
Iron Mountain, Inc.*(a)	92,937	2,760,228
Moody’s Corp.	18,000	1,478,520
Pitney Bowes, Inc.	46,550	2,081,716

		10,609,164

COMPUTER HARDWARE — 2.8%
Avocent Corp.*	97,500	2,451,150
Zebra Technologies Corp. (Class “A” Stock)*	34,300	1,638,168

		4,089,318

COMPUTER SERVICES — 2.4%
Fiserv, Inc.*	65,700	$2,779,110
Global Payments, Inc.(a)	12,100	783,596

		3,562,706

COMPUTER SOFTWARE — 5.4%
Cognizant Technology Solutions Corp.*	19,500	819,195
Cognos, Inc. (Canada)*	67,400	2,550,416
Mercury Interactive Corp.*(a)	48,000	1,983,840
NAVTEQ Corp.*	22,700	826,734
Salesforce.com, Inc.*(a)	122,900	1,779,592

		7,959,777

DRUGS & MEDICINE — 2.3%
Amylin Pharmaceuticals, Inc.*(a)	102,500	1,742,500
OSI Pharmaceuticals, Inc.*(a)	35,900	1,699,327

		3,441,827

EDUCATIONAL SERVICES — 1.5%
ITT Educational Services, Inc.*	48,100	2,211,638

FINANCIAL SERVICES — 1.4%
MoneyGram International, Inc.	107,100	2,077,740

GAMING/LODGING — 3.6%
GTECH Holdings Corp.	59,000	1,443,730
Harrah’s Entertainment, Inc.(a)	36,175	2,373,803
Marriott International, Inc. (Class “A” Stock)	24,050	1,509,138

		5,326,671

INSURANCE — 1.6%
Willis Group Holdings Ltd. (United Kingdom)	68,875	2,303,869

INTERNET & ONLINE — 2.5%
CheckFree Corp.*(a)	37,225	1,365,413
CNET Networks, Inc.*	234,600	2,326,059

		3,691,472

MANUFACTURING — 1.3%
American Standard Cos., Inc.(a)	21,970	982,279
York International Corp.	23,600	923,468

		1,905,747

MEDICAL PRODUCTS — 9.2%
Allergan, Inc.(a)	19,200	1,351,488
Bard, (C.R.), Inc.	28,600	2,035,462
Biomet, Inc.	80,500	3,114,544

	SHARES	VALUE (NOTE 2)
Fisher Scientific International, Inc.*	47,076	$2,795,373
Kinetic Concepts, Inc.*	31,000	1,904,950
St. Jude Medical, Inc.*	60,000	2,341,800

		13,543,617

MEDICAL SUPPLIES — 3.1%
Charles River Laboratories International, Inc.*(a)	62,725	2,971,284
Millipore Corp.*(a)	31,670	1,527,127

		4,498,411

MOVIES & ENTERTAINMENT — 0.7%
Lodgenet Entertainment Corp.*	60,350	982,498

NETWORKING/TELECOM EQUIPMENT — 6.3%
ADTRAN, Inc.(a)	103,930	2,154,469
Amphenol Corp.	72,000	2,839,680
FLIR Systems, Inc.*(a)	90,146	2,397,884
Juniper Networks, Inc.*	79,300	1,791,387

		9,183,420

OIL & GAS — 1.0%
XTO Energy, Inc.	49,533	1,494,411

OIL WELL SERVICES & EQUIPMENT — 2.0%
Smith International, Inc.(a)	49,925	2,904,637

PHARMACY BENEFIT MANAGER — 2.2%
Caremark Rx, Inc.*(a)	79,600	3,187,980

PRODUCER GOODS — 2.1%
Grainger, (W.W.), Inc.	55,540	3,070,807

PUBLISHING — 4.5%
Lamar Advertising Co.*(a)	87,750	3,280,095
Scripps, (E.W.) Co. (Class “A” Stock)	64,700	3,295,171

		6,575,266

RESTAURANTS — 1.7%
Chang’s China Bistro, (P.F.), Inc.*	45,000	2,498,400

RETAILING — 7.1%
Bed Bath & Beyond, Inc.*	37,200	1,384,212
CarMax, Inc.*(a)	57,800	1,576,784
PETCO Animal Supplies, Inc.*	98,650	3,087,745
Select Comfort Corp.*	53,379	1,180,743
Williams-Sonoma, Inc.*(a)	93,485	3,130,813

		10,360,297

SEMICONDUCTORS/SEMI CAPITAL EQUIPMENT — 7.6%
KLA-Tencor Corp.(a)	53,175	2,074,889
Linear Technology Corp.(a)	86,200	3,080,787
Marvell Technology Group Ltd.*	55,800	$1,868,184
Microchip Technology, Inc.	57,900	1,648,992
Tessera Technologies, Inc.*	91,757	2,437,065

		11,109,917

TELECOMMUNICATIONS — 1.6%
Crown Castle International Corp.*(a)	145,250	2,342,883

TRANSPORTATION — 1.0%
Robinson Worldwide, (C.H.), Inc.	29,275	1,510,590

TOTAL LONG-TERM INVESTMENTS (Cost $134,104,328)		145,752,824

	PRINCIPAL AMOUNT (000)
SHORT-TERM INVESTMENTS — 20.1%
CERTIFICATES OF DEPOSIT — 1.3%
Canadian Imperial Bank of Commerce
1.72%, 05/25/05 (b)	$686	686,308
Fortis Bank NY
1.775%, 06/06/05 (b)	918	918,333
Svenska Handelsbanken AB
3.03%, 06/28/05 (b)	323	323,245

		1,927,886

COMMERCIAL PAPER — 3.2%
Morgan Stanley
3.08%, 05/02/05(b)(c)	1,968	1,968,320
Skandinaviska Enskilda Banken
2.94%, 05/17/05(b)(c)	2,696	2,696,004

		4,664,324

CORPORATE OBLIGATIONS — 9.9%
Goldman Sachs Group, Inc.
3.08%, 05/02/05(b)(c)	3,394	3,394,049
Lehman Brothers
3.06%, 05/02/05(b)(c)	4,083	4,083,374
Morgan Stanley
3.07%, 05/02/05(b)(c)	2,628	2,628,404
Natexis Banque NY
3.05%, 05/02/05(b)(c)	3,078	3,078,190
Sedna Finance Corp.
2.923%, 05/16/05(b)(c)	1,237	1,237,391

		14,421,408

Strategic Partners Mid-Cap Growth Fund

SCHEDULE OF INVESTMENTS

April 30, 2005

(Unaudited)

	PRINCIPAL AMOUNT (000)	VALUE (NOTE 2)
TIME DEPOSIT — 0.8%
KBC Bank
2.95%, 05/02/05(b)	$1,179	$1,178,534

	SHARES
NON-REGISTERED INVESTMENT COMPANY — 4.9%
BlackRock Institutional Money Market Trust(b)(j)	7,258,266	7,258,266

TOTAL SHORT-TERM INVESTMENTS (Cost $29,450,418)		29,450,418

TOTAL INVESTMENTS — 119.5% (Cost $163,554,746; Note 5)		175,203,242
LIABILITIES IN EXCESS OF OTHER ASSETS (INCLUDES CASH COLLATERAL FOR SECURITIES ON LOAN OF $29,450,418) — (19.5%)		(28,569,692)

NET ASSETS — 100.0%		$146,633,550

THE FOLLOWING ANNOTATIONS ARE USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $28,380,675; cash collateral of $29,450,418 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral for securities on loan.

(c)	Indicates a variable rate security. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.

(j)	Security available to institutional investors only.

The industry classification of long-term portfolio holdings, short-term investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2005 were as follows:

Medical Products	9.2%
Semiconductors/Semi Capital Equipment	7.6
Commercial Services	7.2
Retailing	7.1
Networking/Telecom Equipment	6.3
Broadcasting & Cable/Satellite TV	6.1
Computer Software	5.4
Publishing	4.5
Gaming/Lodging	3.6
Medical Supplies	3.1
Computer Hardware	2.8
Apparel/Shoes	2.7
Internet & Online	2.5
Computer Services	2.4
Drugs & Medicine	2.3
Pharmacy Benefit Manager	2.2
Producer Goods	2.1
Auto Parts & Related	2.0
Oil Well Services & Equipment	2.0
Aerospace & Defense	1.9
Audio & Visual Equipment	1.8
Restaurants	1.7
Insurance	1.6
Telecommunications	1.6
Educational Services	1.5
Financial Services	1.4
Manufacturing	1.3
Banks	1.2
Oil & Gas	1.0
Transportation	1.0
Biotechnology	0.9
Audio Technology	0.7
Movies & Entertainment	0.7
Short-Term Investments	20.1

119.5
Liabilities in excess of other assets	-19.5

TOTAL	100.0%

See Notes to Financial Statements.

Strategic Partners Relative Value Fund

SCHEDULE OF INVESTMENTS

April 30, 2005

(Unaudited)

	SHARES	VALUE (NOTE 2)
LONG-TERM INVESTMENTS — 99.8%
COMMON STOCK
AUTOMOTIVE PARTS — 10.0%
Advance Auto Parts, Inc.*	120,600	$6,434,011
AutoNation, Inc.*(a)	95,200	1,739,304
AutoZone, Inc.*(a)	96,200	7,984,600
BorgWarner, Inc.	170,800	7,808,976
Lear Corp.(a)	199,800	6,771,222

		30,738,113

BUILDING MATERIALS — 2.0%
Masco Corp.	191,400	6,027,186

BUSINESS SERVICES — 2.5%
Manpower, Inc.	197,600	7,617,480

CLOTHING & APPAREL — 6.0%
Liz Claiborne, Inc.	129,300	4,581,099
Reebok International Ltd.(a)	155,700	6,322,977
Timberland Co. (The) (Class “A” Stock)*	21,500	1,484,575
VF Corp.	106,700	6,038,153

		18,426,804

COMPUTER HARDWARE — 3.1%
Western Digital Corp.*	741,100	9,404,559

COMPUTER SERVICES & SOFTWARE — 2.4%
Computer Associates International, Inc.	275,400	7,408,260

CONGLOMERATES — 2.1%
Johnson Controls, Inc.	118,400	6,496,608

CONSUMER PRODUCTS & SERVICES — 6.1%
Black & Decker Corp.	62,000	5,185,060
Rent-A-Center, Inc.*	240,100	5,772,004
Whirlpool Corp.	122,800	7,620,968

		18,578,032

FINANCIAL – BANK & TRUST — 9.6%
Astoria Financial Corp.(a)	194,250	5,149,568
Commerce Bancorp, Inc.(a)	223,200	6,247,368
First Horizon National Corp.	187,600	7,791,028
North Fork Bancorp, Inc.	286,502	8,065,031
TCF Financial Corp.	90,400	2,286,216

		29,539,211

FINANCIAL SERVICES — 11.8%
Ambac Financial Group, Inc.	123,650	8,266,003
Bear Stearns Cos., Inc.	77,600	7,345,616
CIT Group, Inc.	208,600	8,402,408
IndyMac Bancorp, Inc.	221,300	$8,515,624
Waddell & Reed Financial, Inc. (Class “A” Stock)	216,100	3,762,301

		36,291,952

FOOD — 1.4%
Fresh Del Monte Produce, Inc.	144,400	4,173,160

FURNITURE — 1.5%
Mohawk Industries, Inc.*(a)	59,200	4,606,352

HEALTHCARE SERVICES — 6.2%
Coventry Health Care, Inc.*	136,600	9,347,538
Health Management Associates, Inc. (Class “A” Stock)(a)	46,700	1,154,891
Omnicare, Inc.	247,900	8,594,693

		19,097,122

INDUSTRIAL PRODUCTS — 4.0%
Ingersoll-Rand Co., Ltd. (Class “A” Stock)	64,700	4,973,489
SPX Corp.	185,100	7,161,519

		12,135,008

INSURANCE — 14.0%
Arch Capital Group Ltd.*	121,500	4,858,785
Endurance Specialty Holdings Ltd.	73,200	2,649,840
Jefferson-Pilot Corp.	33,300	1,671,993
PartnerRe Ltd.	100,100	5,833,828
PMI Group, Inc. (The)	195,300	6,866,748
Radian Group, Inc.	162,600	7,224,318
RenaissanceRe Holdings Ltd.	175,900	7,875,042
WellChoice, Inc.*	5,700	320,340
Wellpoint, Inc.*	46,300	5,914,825

		43,215,719

MACHINERY & EQUIPMENT — 1.8%
Briggs & Stratton Corp.	167,500	5,421,975

OIL & GAS — 4.9%
Sunoco, Inc.	61,000	6,054,860
XTO Energy, Inc.	298,466	9,004,719

		15,059,579

RESTAURANTS — 2.7%
Darden Restaurants, Inc.	102,500	3,075,000
Ruby Tuesday, Inc.	229,200	5,157,000

		8,232,000

Strategic Partners Relative Value Fund

SCHEDULE OF INVESTMENTS

April 30, 2005

(Unaudited)

	SHARES	VALUE (NOTE 2)
RETAIL & MERCHANDISING — 7.7%
Dollar Tree Stores, Inc.*(a)	262,800	$6,435,972
Foot Locker, Inc.	224,000	5,971,840
NBTY, Inc.*	245,700	5,238,324
Pier 1 Imports, Inc.	410,900	5,966,268

		23,612,404

TOTAL LONG-TERM INVESTMENTS (Cost $270,771,321)		306,081,524

	PRINCIPAL AMOUNT (000)
SHORT-TERM INVESTMENTS — 7.9%
CERTIFICATES OF DEPOSIT — 0.4%
Banco Santander PR
2.865%, 05/09/05(b)(c)	$1,201	1,201,098

COMMERCIAL PAPER — 1.4%
Skandinaviska Enskilda Banken
2.94%, 05/17/05(b)(c)	4,151	4,151,096

CORPORATE OBLIGATIONS — 1.8%
Goldman Sachs Group, Inc.
3.08%, 05/02/05(b)(c)	5,189	5,189,140
Lehman Brothers
3.06%, 05/02/05(b)(c)	12	12,490
Natexis Banque NY
3.05%, 05/02/05(b)(c)	214	213,831

		5,415,461

TIME DEPOSIT — 0.1%
KBC Bank
2.95%, 05/02/05(b)	376	376,053

	SHARES	VALUE (NOTE 2)
NON-REGISTERED INVESTMENT COMPANY — 3.6%
BlackRock Institutional Money Market Trust(b)(j)	11,301,295	$11,301,295

REGISTERED INVESTMENT COMPANY — 0.6%
BlackRock Provident Institutional Funds TempCash Portfolio(j)	1,866,063	1,866,063

TOTAL SHORT-TERM INVESTMENTS (Cost $24,311,066)		24,311,066

TOTAL INVESTMENTS — 107.7% (Cost $295,082,387; Note 5)		330,392,590
LIABILITIES IN EXCESS OF OTHER ASSETS (INCLUDES CASH COLLATERAL FOR SECURITIES ON LOAN OF $22,445,003) — (7.7%)		(23,713,681)

NET ASSETS — 100.0%		$306,678,909

THE FOLLOWING ANNOTATIONS ARE USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $21,652,285; cash collateral of $22,445,003 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral for securities on loan.

(c)	Indicates a variable rate security. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.

(j)	Security available to institutional investors only.

The industry classification of long-term portfolio holdings, short-term investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2005 were as follows:

Insurance	14.0%
Financial Services	11.8
Automotive Parts	10.0
Financial—Bank & Trust	9.6
Retail & Merchandising	7.7
Healthcare Services	6.2
Consumer Products & Services	6.1
Clothing & Apparel	6.0
Oil & Gas	4.9
Industrial Products	4.0
Computer Hardware	3.1
Restaurants	2.7
Business Services	2.5
Computer Services & Software	2.4
Conglomerates	2.1
Building Materials	2.0
Machinery & Equipment	1.8
Furniture	1.5
Food	1.4
Short-Term Investments	7.9

107.7
Liabilities in excess of other assets	-7.7

TOTAL	100.0%

See Notes to Financial Statements.

Strategic Partners Technology Fund

SCHEDULE OF INVESTMENTS

April 30, 2005

(Unaudited)

	SHARES	VALUE (NOTE 2)
LONG-TERM INVESTMENTS — 96.9%
COMMON STOCK
BUSINESS SERVICES — 5.3%
Accenture Ltd. (Class “A” Stock)*	21,500	$466,550
Automatic Data Processing, Inc.	10,300	447,432

		913,982

COMPUTER HARDWARE — 2.8%
Dell, Inc.*	14,000	487,620

COMPUTER SERVICES & SOFTWARE — 24.8%
Adobe Systems, Inc.	9,900	588,753
Check Point Software Technologies Ltd.*	18,000	377,100
Cognizant Technology Solutions Corp.*	10,000	420,100
Cognos, Inc. (Canada)*	9,500	359,480
Electronic Arts, Inc.*(a)	7,500	400,425
EMC Corp.*	34,500	452,640
Mercury Interactive Corp.*(a)	8,500	351,305
Microsoft Corp.	20,500	518,650
Oracle Corp.*	25,000	289,000
SAP AG [ADR] (Germany)	14,000	552,020

		4,309,473

COMPUTERS — NETWORKING — 9.2%
Cisco Systems, Inc.*	30,500	527,040
Juniper Networks, Inc.*(a)	17,500	395,325
Network Appliance, Inc.*	25,000	665,750

		1,588,115

ELECTRONIC COMPONENTS & EQUIPMENT — 2.9%
Linear Technology Corp.(a)	14,200	507,508

INTERNET SERVICES — 8.8%
Checkfree Corp.*(a)	8,000	293,440
eBay, Inc.*(a)	9,000	285,570
VeriSign, Inc.*(a)	13,500	357,210
Yahoo!, Inc.*(a)	17,000	586,670

		1,522,890

MEDICAL SUPPLIES & EQUIPMENT — 3.3%
Zimmer Holdings, Inc.*	7,000	569,940

PERSONAL SERVICES — 2.5%
Apollo Group, Inc. (Class “A” Stock)*(a)	6,000	432,720

PHARMACEUTICALS — 8.6%
Amgen, Inc.*	8,000	$465,680
Genentech, Inc.*(a)	7,000	496,580
Teva Pharmaceutical Industries Ltd. [ADR] (Israel)	17,000	531,080

		1,493,340

SEMICONDUCTORS — 14.6%
Intel Corp.	17,900	421,008
Marvell Technology Group Ltd.*	12,500	418,500
Microchip Technology, Inc.	19,300	549,664
Taiwan Semiconductor Manufacturing Co. Ltd. [ADR] (Taiwan)(a)	70,001	602,709
Xilinx, Inc.(a)	20,100	541,494

		2,533,375

TELECOMMUNICATIONS — 14.1%
Amdocs Ltd.*	23,100	617,001
Comverse Technology, Inc.*	20,000	455,800
Corning, Inc.*	52,000	715,000
Motorola, Inc.	18,000	276,120
QUALCOMM, Inc.	11,000	383,790

		2,447,711

TOTAL LONG-TERM INVESTMENTS (Cost $14,505,900)		16,806,674

	PRINCIPAL AMOUNT (000)
SHORT-TERM INVESTMENTS — 30.6%
CERTIFICATES OF DEPOSIT — 5.9%
Fortis Bank NY
2.055%, 06/08/05(b)	$524	524,402
Svenska Handelsbanken AB
3.03%, 06/28/05(b)	501	500,510

		1,024,912

COMMERCIAL PAPER — 7.6%
Morgan Stanley
3.08%, 05/02/05(b)(c)	735	734,783
Skandinaviska Enskilda Banken
2.94%, 05/17/05(b)(c)	588	587,921

		1,322,704

	PRINCIPAL AMOUNT (000)	VALUE (NOTE 2)
CORPORATE OBLIGATIONS — 9.6%
Goldman Sachs Group, Inc.
3.08%, 05/02/05(b)(c)	$529	$529,010
Lehman Brothers
3.06%, 05/02/05(b)(c)	356	355,723
Morgan Stanley
3.07%, 05/02/05(b)(c)	163	163,220
Natexis Banque NY
3.05%, 05/02/05(b)(c)	607	606,501

		1,654,454

TIME DEPOSIT — 1.0%
KBC Bank
2.95%, 05/02/05(b)	171	171,396

	SHARES
NON-REGISTERED INVESTMENT COMPANY — 3.6%
BlackRock Institutional Money Market Trust(b)(j)	630,009	630,009

REGISTERED INVESTMENT COMPANY — 2.9%
BlackRock Provident Institutional Funds TempCash Portfolio(j)	498,294	498,294

TOTAL SHORT-TERM INVESTMENTS (Cost $5,301,769)		5,301,769

TOTAL INVESTMENTS — 127.5% (Cost $19,807,669; Note 5)		22,108,443

LIABILITIES IN EXCESS OF OTHER ASSETS (INCLUDES CASH COLLATERAL FOR SECURITIES ON LOAN OF $4,803,475) — (27.5%)		(4,771,262)

NET ASSETS — 100.0%		$17,337,181

THE FOLLOWING ABBREVIATION IS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR — American Depository Receipt

THE FOLLOWING ANNOTATIONS ARE USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $4,637,252; cash collateral of $4,803,475 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral for securities on loan.

(c)	Indicates a variable rate security. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.

(j)	Security available to institutional investors only.

The industry classification of long-term portfolio holdings, short-term investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2005 were as follows:

Computer Services & Software	24.8%
Semiconductors	14.6
Telecommunications	14.1
Computers—Networking	9.2
Internet Services	8.8
Pharmaceuticals	8.6
Business Services	5.3
Medical Supplies & Equipment	3.3
Electronic Components & Equipment	2.9
Computer Hardware	2.8
Personal Services	2.5
Short-Term Investments	30.6

127.5
Liabilities in excess of other assets	-27.5

TOTAL	100.0%

See Notes to Financial Statements.

Strategic Partners Health Sciences Fund

SCHEDULE OF INVESTMENTS

April 30, 2005

(Unaudited)

	SHARES	VALUE (NOTE 2)
LONG-TERM INVESTMENTS — 93.4%
COMMON STOCK
BIOTECHNOLOGY HEALTHCARE — 9.5%
Abgenix, Inc.*	2,600	$18,122
Amgen, Inc.*	17,100	995,391
Corgentech, Inc.*	4,200	9,240
Gilead Sciences, Inc.*	7,700	285,670
Protein Design Labs, Inc.*	33,400	597,192

		1,905,615

BUSINESS SERVICES — 0.3%
Dionex Corp.*	1,400	60,130

CHEMICALS — 0.2%
AKZO Nobel NV [ADR] (Netherlands)	900	36,936

ELECTRONIC COMPONENTS & EQUIPMENT — 2.3%
SonoSight, Inc.*	9,800	285,229
Varian, Inc.*	5,500	182,435

		467,664

HEALTH CARE — 0.4%
Davita, Inc.*	2,000	80,600

HEALTHCARE FACILITIES — 3.6%
Community Health Systems, Inc.*	17,000	619,650
Triad Hospitals, Inc.*	1,100	56,375
Universal Health Services, Inc. (Class “B” Stock)	1,000	56,740

		732,765

HEALTHCARE SERVICES — 3.6%
HCA, Inc.(a)	2,100	117,264
HMS Holdings Corp.*	12,600	81,648
Humana, Inc.*	1,600	55,440
PacifiCare Health Systems, Inc.*	7,900	472,104

		726,456

HEALTHCARE SUPPLIES — 5.3%
Johnson & Johnson Co.	400	27,452
Wyeth	23,200	1,042,608

		1,070,060

INSURANCE — 1.0%
Wellpoint, Inc.*	1,550	198,013

MACHINERY & EQUIPMENT — 0.5%
Thermo Electron Corp.*	4,400	109,912

MANAGED HEALTHCARE — 0.4%
Aetna, Inc.	1,200	88,044

MEDICAL EQUIPMENT & DEVICES — 5.6%
Baxter International, Inc.	3,000	$111,300
Becton Dickinson & Co.	1,200	70,224
Dentsply Corp.	1,300	71,058
Gen-Probe, Inc.*(a)	100	5,019
St. Jude Medical, Inc.*	16,800	655,704
Symmetry Medical, Inc.*	6,600	113,520
Waters Corp.*	2,400	95,112

		1,121,937

MEDICAL SUPPLIES & EQUIPMENT — 17.8%
Advanced Medical Optics*	1,300	48,074
Ats Medical, Inc.*	12,100	44,528
Bard, (C.R.), Inc.	1,100	78,287
Boston Scientific Corp.*	8,000	236,640
Cytyc Corp.*	6,000	127,860
Eisai Co. Ltd. (Japan)	30,300	1,009,560
Fisher Scientific International Inc.*	4,100	243,458
Guidant Corp.	10,800	800,064
Intralase Corp.*	3,100	51,832
Kinetic Concepts, Inc.*	1,650	101,393
Medtronic, Inc.	12,600	664,020
Serologicals Corp.*	2,100	45,213
Varian Medical Systems, Inc.*(a)	3,200	107,968
Vnus Medical Technologies*	3,800	36,518

		3,595,415

PHARMACEUTICALS — 29.1%
Caremark Rx, Inc.*(a)	5,300	212,265
Cubist Pharmaceuticals, Inc.*	31,900	288,695
Epix Pharmaceuticals, Inc.*	2,300	15,571
Indevus Pharmaceuticals, Inc.*	20,900	51,101
Isis Pharmaceuticals, Inc.*	3,700	10,730
IVAX Corp.*	2,100	39,690
Medicis Pharmaceutical (Class “A” Stock)	5,700	160,170
Merck KGAA	600	45,838
Mgi Pharma, Inc.*	4,200	92,610
Nabi Biopharmaceuticals, Inc.*	9,400	102,460
Novo Industries A/S [ADR] (Denmark)	6,400	325,568
OSI Pharmaceuticals*(a)	3,500	165,673
Pharmaceutical Product Development, Inc.*	8,800	399,344
QLT PhotoTherapeutics, Inc.*	38,300	410,576
Roche Holding AG (Germany)	8,800	1,064,592
Sanofi-Aventis SA [ADR] (France)(a)	23,100	1,024,947

	SHARES	VALUE (NOTE 2)
Shire Pharmaceuticals Group PLC [ADR] (United Kingdom)	13,100	$407,148
Takeda Chemical Industries Ltd. (Japan)	2,200	107,063
Valeant Pharmaceuticals International	1,700	35,275
Yamanouchi Pharmaceutical Co. Ltd. — (Japan)	24,700	894,369

		5,853,685

PHARMACEUTICALS — MANUFACTURING — 5.1%
Forest Laboratories, Inc.*(a)	11,400	406,752
Kyorin Pharmaceutica Co. (Japan)	9,000	125,514
Novartis AG [ADR] (Switzerland)	8,500	414,205
Santen Pharmaceutical Co. Ltd. (Japan)	1,400	31,245
Teva Pharmaceutical Industries Ltd. [ADR] (Israel)	1,600	49,984

		1,027,700

PHARMACEUTICALS — RESEARCH & MANUFACTURING — 8.7%
Lilly, (Eli) & Co.	10,200	596,394
Pfizer, Inc.	42,400	1,152,008

		1,748,402

TOTAL LONG-TERM INVESTMENTS (Cost $17,954,357)		18,823,334

	PRINCIPAL AMOUNT (000)
SHORT-TERM INVESTMENTS — 14.5%
COMMERCIAL PAPER — 0.4%
Skandinaviska Enskilda Banken
2.94%, 05/17/05(b)(c)	$86	86,088

CORPORATE OBLIGATIONS — 1.9%
Lehman Brothers
3.06%, 05/02/05(b)(c)	386	386,213

TIME DEPOSIT — 0.1%
KBC Bank
2.95%, 05/02/05 (b)	24	24,198

	SHARES
NON-REGISTERED INVESTMENT COMPANY — 7.0%
BlackRock Institutional Money Market Trust(b)(j)	1,399,801	1,399,801

REGISTERED INVESTMENT COMPANY — 5.1%
BlackRock Provident Institutional Funds TempCash Portfolio(j)	1,022,379	$1,022,379

TOTAL SHORT-TERM INVESTMENTS (Cost $2,918,679)		2,918,679

TOTAL INVESTMENTS, BEFORE OUTSTANDING WRITTEN OPTIONS — 107.9% (Cost $20,873,036; Note 5)		21,742,013

	NUMBER OF CONTRACTS
OUTSTANDING OPTIONS WRITTEN* CALL OPTIONS
Becton Dickinson & Co., Strike Price $60, Expires 05/21/05	5	(200)
Bard (C.R.), Inc., Strike Price $70, Expires 05/21/05	11	(1,430)

TOTAL WRITTEN OPTIONS (Premium Received $1,724)		(1,630)

TOTAL INVESTMENTS, NET OF OUTSTANDING OPTIONS WRITTEN(O) — 107.9% (Cost $20,872,241)		21,740,383
LIABILITIES IN EXCESS OF OTHER ASSETS (INCLUDES CASH COLLATERAL FOR SECURITIES ON LOAN OF $1,896,300) — (7.9%)		(1,594,346)

NET ASSETS — 100.0%		$20,146,037

THE FOLLOWING ABBREVIATION IS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR — American Depository Receipt

THE FOLLOWING ANNOTATIONS ARE USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $1,844,248; cash collateral of $1,896,300 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral for securities on loan.

(c)	Indicates a variable rate security. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.

(j)	Security available to institutional investors only.

(o)	As of April 30, 2005, 7 securities representing $3,278,183 and 15.1% of the total market value were fair valued in accordance with the policies adopted by the Board of Directors.

Strategic Partners Health Sciences Fund

SCHEDULE OF INVESTMENTS

April 30, 2005

(Unaudited)

The industry classification of long-term portfolio holdings, short-term investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2005 were as follows:

Pharmaceuticals	29.1%
Medical Supplies & Equipment	17.8
Biotechnology Healthcare	9.5
Pharmaceuticals- Research & Manufacturing	8.7
Medical Equipment & Devices	5.6
Healthcare Supplies	5.3
Pharmaceuticals- Manufacturing	5.1
Healthcare Services	3.6
Healthcare Facilities	3.6
Electronic Components & Equipment	2.3
Insurance	1.0
Machinery & Equipment	0.5
Managed Healthcare	0.4
Health Care	0.4
Business Services	0.3
Chemicals	0.2
Short-Term Investments	14.5

107.9
Liabilities in excess of other assets	-7.9

TOTAL	100.0%

See Notes to Financial Statements.

Strategic Partners Managed OTC Fund

SCHEDULE OF INVESTMENTS

April 30, 2005

(Unaudited)

	SHARES	VALUE (NOTE 2)
LONG-TERM INVESTMENTS — 95.0%
COMMON STOCK
ADVERTISING — 0.3%
Lamar Advertising Co.*(a)	1,978	$73,938

AUTOMOBILE MANUFACTURERS — 1.1%
PACCAR, Inc.	4,558	309,488

BIOTECHNOLOGY — 7.0%
Amgen, Inc.*	13,760	800,970
Biogen Idec, Inc.*	8,514	308,547
Chiron Corp.*	6,106	208,520
Genzyme Corp.*	7,310	428,439
Invitrogen Corp.*	1,118	81,916
MedImmune, Inc.*	6,192	157,091
Millennium Pharmaceuticals, Inc.*	7,912	69,309

		2,054,792

BROADCASTING — 1.6%
Liberty Media International, Inc. (Class “A” Stock)*	4,042	167,621
Sirius Satellite Radio, Inc.*(a)	31,992	152,282
XM Satellite Radio Holdings, Inc.*(a)	5,074	140,753

		460,656

CHEMICALS — 0.3%
Sigma Aldrich Corp.	1,548	90,450

COMMERCIAL SERVICES — 2.2%
Apollo Group, Inc. (Class “A” Stock)*(a)	4,386	316,318
Career Education Corp.*	2,408	75,708
Paychex, Inc.	8,428	257,897

		649,923

COMPUTER SERVICES & SOFTWARE — 1.0%
Autodesk, Inc.	5,590	177,930
Cognizant Technology Solutions Corp.*	3,010	126,450

		304,380

COMPUTERS — 8.5%
Apple Computer, Inc.*(a)	26,660	961,361
Dell, Inc.*	21,156	736,863
Network Appliance, Inc.*	8,944	238,179
Research in Motion Ltd.*	4,386	282,502
SanDisk Corp.*	3,526	83,566
Sun Microsystems, Inc.*	34,400	124,872
Synopsys, Inc.*	3,096	50,898

		2,478,241

CONSUMER PRODUCTS & SERVICES — 1.2%
InterActiveCorp*(a)	16,770	$364,580

DISTRIBUTION/WHOLESALE — 0.7%
CDW Corp.	2,064	112,880
Fastenal Co.(a)	1,720	92,123

		205,003

ELECTRONIC COMPONENTS & EQUIPMENT — 0.6%
American Power Conversion Corp.	4,472	108,491
Molex, Inc.	2,322	59,002

		167,493

ELECTRONICS — 1.0%
Flextronics International Ltd.*(a)	14,362	160,136
Garmin Ltd.(a)	2,322	91,719
Sanmina Corp.*	13,072	52,419

		304,274

ENTERTAINMENT & LEISURE — 0.5%
Wynn Resorts Ltd.*(a)	2,494	132,032

FOOD — 0.5%
Whole Foods Market, Inc.	1,462	145,791

HEALTHCARE SERVICES — 0.3%
Lincare Holdings, Inc.*	2,236	95,432

HEALTHCARE — PRODUCTS — 1.1%
Biomet, Inc.	7,998	309,443

INTERNET — 7.1%
Amazon.com, Inc.*(a)	6,364	205,939
Check Point Software Technologies Ltd.*	5,934	124,317
eBay, Inc.*(a)	23,478	744,958
Symantec Corp.*	17,372	326,246
VeriSign, Inc.*(a)	5,590	147,911
Yahoo!, Inc.*(a)	15,566	537,183

		2,086,554

MEDIA — 3.0%
Comcast Corp. (Class “A” Stock)*	22,274	715,218
EchoStar Communications Corp. (Class “A” Stock)	5,246	151,872

		867,090

MEDICAL SUPPLIES & EQUIPMENT — 0.5%
Patterson Cos., Inc.*(a)	3,096	156,503

PACKAGING & CONTAINERS — 0.3%
Smurfit-Stone Container Corp.*(a)	5,848	76,667

Strategic Partners Managed OTC Fund

SCHEDULE OF INVESTMENTS

April 30, 2005

(Unaudited)

	SHARES	VALUE (NOTE 2)
PHARMACEUTICALS — 2.9%
Express Scripts, Inc.*	1,548	$138,763
Gilead Sciences, Inc.*	9,976	370,110
Teva Pharmaceutical Industries Ltd. [ADR] (Israel)	10,664	333,143

		842,016

PRECIOUS METALS — 0.3%
Dentsply Corp.	1,806	98,716

RETAIL — 7.5%
Bed Bath & Beyond, Inc.*	9,546	355,207
Costco Wholesale Corp.(a)	5,848	237,312
Dollar Tree Stores, Inc.*	2,580	63,184
Petsmart, Inc.	3,354	89,384
Ross Stores, Inc.	3,354	89,619
Sears Holdings Corp.*(a)	3,784	511,748
Staples, Inc.	11,739	223,863
Starbucks Corp.*	12,986	643,066

		2,213,383

SEMICONDUCTORS — 13.3%
Altera Corp.*(a)	12,212	253,155
Applied Materials, Inc.	20,210	300,523
ATI Technologies, Inc.*	5,762	85,278
Broadcom Corp. (Class “A” Stock)*	5,848	174,914
Intel Corp.	50,998	1,199,472
Intersil Holding Corp. (Class “A” Stock)	3,526	61,564
KLA-Tencor Corp.(a)	5,590	218,122
Lam Research Corp.*	3,354	86,030
Linear Technology Corp.(a)	9,632	344,248
Marvell Technology Group Ltd.*	6,106	204,429
Maxim Integrated Products, Inc.	10,750	402,049
Microchip Technology, Inc.	4,042	115,116
Novellus Systems, Inc.*	3,354	78,584
QLogic Corp.*	2,150	71,466
Xilinx, Inc.(a)	10,836	291,922

		3,886,872

SOFTWARE — 15.9%
Adobe Systems, Inc.	5,590	332,437
BEA Systems, Inc.*	8,772	60,527
Citrix Systems, Inc.*(a)	4,730	106,425
Electronic Arts, Inc.*(a)	7,224	385,689
Fiserv, Inc.*	5,676	240,095
Intuit, Inc.*	5,504	221,811
Mercury Interactive Corp.*(a)	2,150	88,860
Microsoft Corp.	87,634	2,217,140
Oracle Corp.*	50,998	$589,537
Pixar, Inc.*	2,752	125,876
Siebel Systems, Inc.*	13,932	125,388
Veritas Software Corp.*	10,148	208,947

		4,702,732

TELECOMMUNICATIONS — 14.9%
Cisco Systems, Inc.*	54,008	933,258
Comverse Technology, Inc.*	4,816	109,757
JDS Uniphase Corp.*	38,442	56,894
Juniper Networks, Inc.*(a)	8,342	188,446
Level 3 Communications, Inc.*(a)	15,824	28,641
MCI, Inc.*(a)	8,170	216,750
Nextel Communications, Inc. (Class “A” Stock)*(a)	32,680	914,713
NTL, Inc.*	2,236	143,059
QUALCOMM, Inc.(a)	46,440	1,620,291
Telefonaktiebolaget LM Ericsson AB [ADR] (Sweden)	3,870	113,972
Tellabs, Inc.*	6,192	48,050

		4,373,831

TEXTILES — 0.6%
Cintas Corp.(a)	4,816	185,849

TRANSPORTATION — 0.8%
C.H. Robinson Worldwide, Inc.	1,978	102,065
Expeditors International of Washington, Inc.	2,408	118,257

		220,322

TOTAL LONG-TERM INVESTMENTS (Cost $22,790,658)		27,856,451

	PRINCIPAL AMOUNT (000)
SHORT-TERM INVESTMENTS — 22.7%
CERTIFICATE OF DEPOSIT — 2.4%
Banco Santander PR
2.865%, 05/09/05(b)(c)	$210	210,360
Svenska Handelsbanken AB
3.03%, 06/28/05(b)	490	489,998

		700,358

COMMERCIAL PAPER — 1.7%
Skandinaviska Enskilda Banken
2.94%, 05/17/05(b)(c)	484	483,931

	PRINCIPAL AMOUNT (000)	VALUE (NOTE 2)
CORPORATE OBLIGATIONS — 9.5%
Goldman Sachs Group, Inc.
3.08%, 05/02/05(b)(c)	$430	$429,554
Lehman Brothers
3.06%, 05/02/05(b)(c)	250	249,674
Morgan Stanley
3.07%, 05/02/05(b)(c)	444	444,465
3.08%, 05/02/05(b)(c)	460	460,177
Natexis Banque NY
3.05%, 05/02/05(b)(c)	1,236	1,236,483

		2,820,353

TIME DEPOSIT — 0.6%
KBC Bank
2.95%, 05/02/05(b)	176	175,748

	SHARES
NON-REGISTERED INVESTMENT COMPANY — 6.0%
Blackrock Institutional Money Market Trust(b)(j)	1,749,411	1,749,411

REGISTERED INVESTMENT COMPANIES — 2.5%
BlackRock Provident Institutional Funds TempCash Portfolio(j)	362,385	362,385
BlackRock Provident Institutional Funds TempFund Portfolio(j)	362,385	362,385

		724,770

TOTAL SHORT-TERM INVESTMENTS (Cost $6,654,571)		6,654,571

TOTAL INVESTMENTS — 117.7% (Cost $29,445,229; Note 5)		34,511,022
LIABILITIES IN EXCESS OF OTHER ASSETS (INCLUDES CASH COLLATERAL FOR SECURITIES ON LOAN OF $5,929,801)(U) — (17.7%)		(5,183,889)

NET ASSETS — 100.0%		$29,327,133

THE FOLLOWING ABBREVIATION IS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR — American Depository Receipt

THE FOLLOWING ANNOTATIONS ARE USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

*	Non-income producing security.

(a)	All or a portion of security is on loan. Securities on loan have an aggregate market value of $5,719,785; cash collateral of $5,929,801 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral for securities on loan.

(c)	Indicates a variable rate security. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.

(j)	Security available to institutional investors only.

(u)	Liabilities in excess of other assets includes net unrealized depreciation on futures contracts as follows:

NUMBER OF CONTRACTS	TYPE	EXPIRATION MONTH	VALUE AT TRADE DATE	VALUE AT APRIL 30, 2005	UNREALIZED DEPRECIATION
LONG POSITIONS:
62	NASDAQ 100	Jun 05	$9,476,254	$8,838,100	$(638,154	)(1)

(1)	Cash of $930,000 has been segregated with the custodian to cover requirements for open futures contracts at April 30, 2005

Strategic Partners Managed OTC Fund

SCHEDULE OF INVESTMENTS

April 30, 2005

(Unaudited)

The industry classification of long-term portfolio holdings, short-term investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2005 were as follows:

Software	15.9%
Telecommunications	14.9
Semiconductors	13.3
Computers	8.5
Retail	7.5
Internet	7.1
Biotechnology	7.0
Media	3.0
Pharmaceuticals	2.9
Commercial Services	2.2
Broadcasting	1.6
Healthcare—Products	1.4
Consumer Products & Services	1.2
Automobile Manufacturers	1.1
Computer Services & Software	1.0
Electronics	1.0
Transportation	0.8
Distribution/Wholesale	0.7
Electronic Components & Equipment	0.6
Textiles	0.6
Entertainment & Leisure	0.5
Food	0.5
Medical Supplies & Equipment	0.5
Advertising	0.3
Chemicals	0.3
Healthcare Services	0.3
Packaging & Containers	0.3
Short-Term Investments	22.7

117.7
Liabilities in excess of other assets	-17.7

TOTAL	100.0%

See Notes to Financial Statements.

Strategic Partners Capital Growth Fund

SCHEDULE OF INVESTMENTS

April 30, 2005

(Unaudited)

	SHARES	VALUE (NOTE 2)
LONG-TERM INVESTMENTS — 99.8%
COMMON STOCK
AEROSPACE — 3.6%
General Dynamics Corp.	96,774	$10,166,109
Lockheed Martin Corp.	84,998	5,180,628
United Technologies Corp.	86,267	8,775,079

		24,121,816

CLOTHING & APPAREL — 2.4%
NIKE, Inc. (Class “B” Stock)	210,638	16,179,105

COMPUTER HARDWARE — 1.5%
Dell, Inc.*	288,754	10,057,302

COMPUTER SERVICES & SOFTWARE — 1.6%
Electronic Arts, Inc.*	200,600	10,710,034

CONSTRUCTION — 5.0%
KB Home	117,004	6,669,228
Lennar Corp. (Class “A” Stock)	235,706	12,131,787
Lennar Corp. (Class “B” Stock)	13,003	622,974
MDC Holdings, Inc.	151,531	9,907,097
Toll Brothers, Inc.*	56,781	4,304,000

		33,635,086

CONSUMER PRODUCTS & SERVICES — 5.6%
Johnson & Johnson	141,543	9,714,096
Procter & Gamble Co.(a)	523,439	28,344,222

		38,058,318

ELECTRONIC COMPONENTS & EQUIPMENT — 6.2%
General Electric Co.	1,079,931	39,093,502
Harman International Industries, Inc.(a)	32,540	2,556,993

		41,650,495

ENTERTAINMENT & LEISURE — 3.3%
Pixar*	26,910	1,230,863
Royal Caribbean Cruises Ltd.(a)	285,041	11,977,423
Wynn Resorts Ltd.*(a)	175,000	9,264,500

		22,472,786

FINANCIAL - BANK & TRUST — 2.8%
UBS AG [ADR] (Switzerland)	203,148	16,312,784
UCBH Holdings, Inc.	162,338	2,553,577

		18,866,361

FINANCIAL SERVICES — 12.6%
Chicago Mercantile Exchange Holding, Inc.	48,339	$9,451,241
Citigroup, Inc.	248,973	11,691,772
Countrywide Financial Corp.	549,533	19,887,599
Goldman Sachs Group, Inc.	161,350	17,230,567
SLM Corp.(a)	577,028	27,489,613

		85,750,792

HEALTHCARE SERVICES — 12.4%
PacifiCare Health Systems, Inc.*	55,505	3,316,979
Quest Diagnostics, Inc.(a)	136,786	14,471,959
UnitedHealth Group, Inc.	698,196	65,986,504

		83,775,442

HOTELS & MOTELS — 3.6%
Four Seasons Hotels, Inc. (Canada)	281,463	17,864,457
MGM Mirage, Inc.*(a)	94,294	6,582,664

		24,447,121

INSURANCE — 0.3%
Aetna, Inc.	4,712	345,719
Wellpoint, Inc.*	12,000	1,533,000

		1,878,719

INTERNET SERVICES — 0.2%
Google, Inc. (Class “A” Stock)*	6,000	1,320,000

MACHINERY & EQUIPMENT — 2.3%
Caterpillar, Inc.(a)	178,664	15,731,365

MEDICAL SUPPLIES & EQUIPMENT — 7.2%
Medtronic, Inc.	234,090	12,336,543
St. Jude Medical, Inc.*	198,773	7,758,110
Zimmer Holdings, Inc.*	354,490	28,862,576

		48,957,229

OIL & GAS — 3.1%
Exxon Mobil Corp.	306,695	17,490,816
Schlumberger Ltd.(a)	55,598	3,803,459

		21,294,275

PHARMACEUTICALS — 9.8%
Genentech, Inc.*(a)	765,133	54,278,535
Pfizer, Inc.	369,152	10,029,860
Sanofi Aventis [ADR] (France)(a)	50,000	2,218,500

		66,526,895

REAL ESTATE — 0.9%
St. Joe Co. (The)	83,440	5,806,590

Strategic Partners Capital Growth Fund

SCHEDULE OF INVESTMENTS

April 30, 2005

(Unaudited)

	SHARES	VALUE (NOTE 2)
RESTAURANTS — 3.2%
Starbucks Corp.*	210,981	$10,447,779
Yum! Brands, Inc.	243,049	11,413,581

		21,861,360

RETAIL & MERCHANDISING — 6.2%
CVS Corp.	142,266	7,338,080
Lowe’s Cos., Inc.	432,915	22,559,201
Target Corp.	217,205	10,080,484
Walgreen Co.	39,354	1,694,583

		41,672,348

TELECOMMUNICATIONS — 2.6%
QUALCOMM, Inc.	507,722	17,714,421

TRANSPORTATION — 3.4%
FedEx Corp.(a)	274,249	23,297,453

UTILITIES
TXU Corp.(a)	200	17,158

TOTAL LONG-TERM INVESTMENTS (Cost $480,452,032)		675,802,471

	PRINCIPAL	AMOUNT (000)
SHORT-TERM INVESTMENTS — 15.4%
CERTIFICATES OF DEPOSIT — 3.0%
Banco Santander PR
2.865%, 05/09/05(b)(c)	$7,894	7,894,237
Canadian Imperial Bank of Commerce
1.72%, 05/25/05(b)	2,434	2,433,866
Svenska Handelsbanken AB
3.03%, 06/28/05(b)	9,680	9,679,632

		20,007,735

COMMERCIAL PAPER — 2.8%
Skandinaviska Enskilda Banken
2.94%, 05/17/05(b)(c)	18,950	18,950,046

CORPORATE OBLIGATIONS—1.3%
Lehman Brothers
3.06%, 05/02/05(b)(c)	2,936	2,936,122
Morgan Stanley
3.07%, 05/02/05(b)(c)	3,984	3,984,442
Sedna Finance Corp.
2.923%, 05/16/05(b)(c)	2,068	2,068,054

		8,988,618

TIME DEPOSIT — 0.3%
KBC Bank
2.95%, 05/02/05(b)	$1,842	$1,842,184

	SHARES
NON-REGISTERED INVESTMENT COMPANY—7.6%
BlackRock Institutional Money Market Trust(b)(j)	51,839,349	51,839,349

REGISTERED INVESTMENT COMPANIES —0.4%
BlackRock Provident Institutional Funds TempCash Portfolio(j)	1,291,508	1,291,508
BlackRock Provident Institutional Funds TempFund Portfolio(j)	1,291,507	1,291,507

		2,583,015

TOTAL SHORT-TERM INVESTMENTS (Cost $104,210,947)		104,210,947

TOTAL INVESTMENTS — 115.2% (Cost $584,662,979; Note 5)		780,013,418
LIABILITIES IN EXCESS OF OTHER ASSETS (INCLUDES CASH COLLATERAL FOR SECURITIES ON LOAN OF $101,627,932) — (15.2%)		(102,774,990)

NET ASSETS — 100.0%		$677,238,428

THE FOLLOWING ABBREVIATION IS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR — American Depository Receipt

THE FOLLOWING ANNOTATIONS ARE USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $99,233,247; cash collateral of $101,627,932 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral for securities on loan.

(c)	Indicates a variable rate security. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.

(j)	Security available to institutional investors only.

The industry classification of long-term portfolio holdings, short-term investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2005 were as follows:

Financial Services	12.6%
Healthcare Services	12.4
Pharmaceuticals	9.8
Medical Supplies & Equipment	7.2
Electronic Components & Equipment	6.2
Retail & Merchandising	6.2
Consumer Products & Services	5.6
Construction	5.0
Aerospace	3.6
Hotels & Motels	3.6
Transportation	3.4
Entertainment & Leisure	3.3
Restaurants	3.2
Oil & Gas	3.1
Financial—Bank & Trust	2.8
Telecommunications	2.6
Clothing & Apparel	2.4
Machinery & Equipment	2.3
Computer Services & Software	1.6
Computer Hardware	1.5
Real Estate	0.9
Insurance	0.3
Internet Services	0.2
Short-Term Investments	15.4

115.2
Liabilities in excess of other assets	-15.2

TOTAL	100.0%

See Notes to Financial Statements.

Strategic Partners Concentrated Growth Fund

SCHEDULE OF INVESTMENTS

April 30, 2005

(Unaudited)

	SHARES	VALUE (NOTE 2)
LONG-TERM INVESTMENTS — 99.8%
COMMON STOCK
BEVERAGES — 4.0%
PepsiCo, Inc.	234,800	$13,064,272

BROADCASTING & CABLE/SATELLITE TV — 14.0%
Cablevision Systems New York Group (Class “A” Stock)*(a)	244,375	6,341,531
Clear Channel Communications, Inc.(a)	279,400	8,924,036
Comcast Corp. (Special Class “A” Stock)*	154,822	4,912,502
EchoStar Communications Corp. (Class “A” Stock)	170,750	4,943,213
Univision Communications, Inc. (Class “A” Stock)*(a)	654,127	17,196,998
Westwood One, Inc.	176,900	3,237,270

		45,555,550

COMMERCIAL SERVICES — 6.0%
McGraw-Hill Cos., Inc.	165,115	14,378,214
Moody’s Corp.	62,290	5,116,501

		19,494,715

COMPUTER HARDWARE — 2.8%
Dell, Inc.*	262,500	9,142,875

COMPUTER SERVICES — 3.9%
First Data Corp.	328,900	12,508,067

COMPUTER SOFTWARE — 5.2%
Microsoft Corp.	667,206	16,880,312

DRUGS & MEDICINE — 1.1%
Pfizer, Inc.	130,370	3,542,153

FINANCIALS — 12.6%
Fannie Mae(a)	192,674	10,394,762
Freddie Mac	229,520	14,120,070
MBNA Corp.	360,840	7,126,590
Schwab, (Charles) Corp.	873,340	9,039,069

		40,680,491

FOODS — 1.9%
Wrigley, (Wm., Jr.) Co.	88,100	6,090,353

GAMING/LODGING — 12.5%
Carnival Corp.(a)	94,700	4,628,936
Harrah’s Entertainment, Inc.(a)	244,510	16,044,746
Cendant Corp.	768,300	15,296,853
Starwood Hotels & Resorts Worldwide, Inc.(a)	82,715	4,494,733

		40,465,268

INTERNET & ONLINE — 4.2%
Google, Inc. (Class “A” Stock)*(a)	42,400	$9,328,000
Yahoo!, Inc.*	121,080	4,178,471

		13,506,471

MEDICAL SUPPLIES & EQUIPMENT — 1.5%
Stryker Corp.(a)	102,430	4,972,977

MOVIES & ENTERTAINMENT — 7.7%
Time Warner, Inc.*	403,786	6,787,643
Viacom, Inc. (Class “B” Stock)	522,800	18,099,336

		24,886,979

NETWORKING/TELECOM EQUIPMENT — 2.5%
Cisco Systems, Inc.*	467,100	8,071,488

PHARMACY BENEFIT MANAGER — 5.1%
Caremark Rx, Inc.*(a)	320,500	12,836,025
Medco Health Solutions, Inc.*	72,950	3,718,262

		16,554,287

PUBLISHING — 1.4%
Scripps, (E.W.) Co. (Class “A” Stock)	88,000	4,481,840

RETAILING — 5.2%
Lowe’s Companies, Inc.(a)	118,700	6,185,457
Wal-Mart Stores, Inc.(a)	229,550	10,820,987

		17,006,444

SEMICONDUCTORS/SEMI CAPITAL EQUIPMENT — 7.0%
Linear Technology Corp.	92,600	3,309,524
QUALCOMM, Inc.(a)	559,300	19,513,977

		22,823,501

TELECOMMUNICATIONS — 1.2%
Crown Castle International Corp.*	235,800	3,803,454

TOTAL LONG-TERM INVESTMENTS (Cost $299,321,150)		323,531,497

	PRINCIPAL AMOUNT (000)
SHORT-TERM INVESTMENTS — 19.9%
CERTIFICATES OF DEPOSIT — 4.2%
Banco Santander PR
2.865%, 05/09/05(b)(c)	$13,528	13,527,530
Fortis Bank NY
2.055%, 06/08/05(b)	115	114,529

		13,642,059

	PRINCIPAL AMOUNT (000)	VALUE (NOTE 2)
COMMERCIAL PAPER — 1.7%
Skandinaviska Enskilda Banken
2.94%, 05/17/05(b)(c)	$5,376	$5,376,192

CORPORATE OBLIGATIONS — 7.4%
Goldman Sachs Group, Inc.
3.08%, 05/02/05(b)(c)	10,942	10,941,799
Lehman Brothers
3.06%, 05/02/05(b)(c)	112	111,799
Morgan Stanley
3.07%, 05/02/05(b)(c)	4,349	4,348,534
3.08%, 05/02/05(b)(c)	6,952	6,952,156
Natexis Banque NY
3.05%, 05/02/05(b)(c)	1,635	1,634,617

		23,988,905

TIME DEPOSIT — 0.5%
KBC Bank
2.95%, 05/02/05(b)	1,737	1,736,511

	SHARES
NON-REGISTERED INVESTMENT COMPANY — 6.1%
BlackRock Institutional Money Market Trust(b)(j)	19,722,353	19,722,353

TOTAL SHORT-TERM INVESTMENTS (Cost $64,466,020)		64,466,020

TOTAL INVESTMENTS — 119.7% (Cost $363,787,170; Note 5)		387,997,517
LIABILITIES IN EXCESS OF OTHER ASSETS (INCLUDES CASH COLLATERAL FOR SECURITIES ON LOAN OF $64,466,020) — (19.7%)		(63,907,511)

NET ASSETS — 100.0%		$324,090,006

THE FOLLOWING ANNOTATIONS ARE USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $63,208,725; cash collateral of $64,466,020 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral for securities on loan.

(c)	Indicates a variable rate security. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.

(j)	Security available to institutional investors only.

The industry classification of long-term portfolio holdings, short-term investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2005 were as follows:

Broadcasting & Cable/Satellite TV	14.0%
Financials	12.6
Gaming/Lodging	12.5
Movies & Entertainment	7.7
Semiconductors/Semi Cap	7.0
Commercial Services	6.0
Retailing	5.2
Computer Software	5.2
Pharmacy Benefit Manager	5.1
Internet & Online	4.2
Beverages	4.0
Computer Services	3.9
Computer Hardware	2.8
Networking/Telecom Equipment	2.5
Foods	1.9
Medical Supplies & Equipment	1.5
Publishing	1.4
Telecommunications	1.2
Drugs & Medicine	1.1
Short-Term Investments	19.9

119.7
Liabilities in excess of other assets	-19.7

TOTAL	100.0%

See Notes to Financial Statements.

Strategic Partners Core Value Fund

SCHEDULE OF INVESTMENTS

April 30, 2005

(Unaudited)

	SHARES	VALUE (NOTE 2)
LONG-TERM INVESTMENTS — 99.9%
COMMON STOCK — 99.4%
ADVERTISING — 0.5%
Interpublic Group of Cos., Inc. (The)*	20,700	$266,202

AEROSPACE — 1.8%
Boeing Co.	6,100	363,072
General Dynamics Corp.	1,500	157,575
Goodrich Corp.	8,975	361,693

		882,340

AUTOMOTIVE PARTS — 1.8%
American Axle & Manufacturing Holdings, Inc.(a)	3,700	73,852
Autoliv, Inc. (Germany)	3,500	154,875
BorgWarner, Inc.	4,000	182,880
Cooper Tire & Rubber Co.(a)	5,600	97,720
Dana Corp.	7,275	83,081
Lear Corp.(a)	3,225	109,295
Magna International, Inc. (Class “A” Stock)	2,800	171,164

		872,867

BEVERAGES — 0.7%
Molson Coors Brewing Co. (Class “B” Stock)	1,000	61,750
PepsiCo, Inc.	4,700	261,508

		323,258

BUILDING MATERIALS — 1.4%
Martin Marietta Materials, Inc.	3,500	192,465
Masco Corp.	9,725	306,240
Vulcan Materials Co.	3,400	180,336

		679,041

CABLE TELEVISION — 0.9%
Comcast Corp. (Class “A” Stock)*	13,500	433,485

CHEMICALS — 1.4%
Dow Chemical Co.	1,200	55,116
DuPont, (E.I.) de Nemours & Co.	3,100	146,041
Eastman Chemical Co.	4,900	264,600
PPG Industries, Inc.	3,200	216,160

		681,917

CLOTHING & APPAREL — 1.0%
Jones Apparel Group, Inc.(a)	7,000	213,150
VF Corp.	4,500	254,655

		467,805

COMPUTER HARDWARE — 1.8%
Hewlett-Packard Co.	36,500	$747,155
International Business Machines Corp.	2,000	152,760
Quantum Corp.*	1,400	3,360

		903,275

COMPUTER SERVICES & SOFTWARE — 2.1%
Electronic Data Systems Corp.(a)	15,400	297,990
Microsoft Corp.	23,800	602,140
Tech Data Corp.*	4,075	148,860

		1,048,990

CONGLOMERATES — 3.7%
Altria Group, Inc.	21,300	1,384,287
Textron, Inc.	5,900	444,565

		1,828,852

CONSUMER PRODUCTS & SERVICES — 1.2%
Newell Rubbermaid, Inc.	12,800	278,144
UST, Inc.(a)	7,100	325,180

		603,324

CONTAINERS & PACKAGING — 0.4%
Owens-Illinois, Inc.*	450	11,034
Smurfit-Stone Container Corp.*(a)	12,550	164,531

		175,565

ELECTRONIC COMPONENTS & EQUIPMENT — 7.5%
Eastman Kodak Co.(a)	9,300	232,500
Flextronics International Ltd. (Singapore)*(a)	13,800	153,870
General Electric Co.	75,900	2,747,580
Hubbell, Inc. (Class “B” Stock)(a)	3,875	168,369
Sanmina-SCI Corp.*	35,100	140,751
Solectron Corp.*	36,500	120,450
Vishay Intertechnology, Inc.*	9,200	98,348

		3,661,868

ENTERTAINMENT & LEISURE — 1.7%
Disney, (Walt) Co.(a)	1,900	50,160
Time Warner, Inc.*	42,300	711,063
Viacom, Inc. (Class “B” Stock)	2,200	76,164

		837,387

FARMING & AGRICULTURE — 0.5%
Bunge Ltd. (Bermuda)(a)	4,500	255,600

FINANCIAL—BANK & TRUST — 10.7%
Bank of America Corp.	38,000	1,711,519
BB&T Corp.	4,600	180,366

	SHARES	VALUE (NOTE 2)
Comerica, Inc.	5,675	$324,951
Huntington Bancshares, Inc.	13,300	312,683
National City Corp.	10,925	371,013
SunTrust Banks, Inc.	6,025	438,801
U.S. Bancorp(a)	18,450	514,755
Wachovia Corp.	17,861	914,126
Wells Fargo & Co.	7,800	467,532

		5,235,746

FINANCIAL SERVICES — 15.0%
Citigroup, Inc.	47,900	2,249,383
Countrywide Financial Corp.	12,100	437,899
Fannie Mae	4,625	249,519
Freddie Mac	9,500	584,440
Goldman Sachs Group, Inc.(a)	5,000	533,950
JP Morgan Chase & Co.	23,000	816,270
KeyCorp	10,450	346,522
Lehman Brothers Holdings, Inc.	4,925	451,721
Mellon Financial Co.	10,800	299,052
Merrill Lynch & Co., Inc.	7,400	399,082
Morgan Stanley Dean Witter & Co.(a)	6,800	357,816
PNC Financial Services Group	2,500	133,075
Washington Mutual, Inc.(a)	13,012	537,656

		7,396,385

FOOD — 2.1%
Albertson’s, Inc.(a)	10,600	209,774
Archer-Daniels-Midland Co.	2,200	39,578
Safeway, Inc.*(a)	16,700	355,543
Sara Lee Corp.	8,800	188,232
Unilever NV(a)	3,600	231,948

		1,025,075

HEALTHCARE SERVICES — 1.3%
HCA, Inc.(a)	3,500	195,440
Medco Health Solutions, Inc.*	8,700	443,439

		638,879

INDUSTRIAL PRODUCTS — 0.8%
Cooper Industries Ltd. (Class “A” Stock) (Bermuda)	3,200	203,712
Crane Co.	4,400	112,640
Ingersoll-Rand Co., Ltd. (Class “A” Stock)	1,100	84,557

		400,909

INSURANCE — 6.6%
ACE Ltd. (Cayman Islands)	2,500	107,400
Allstate Corp.	10,950	614,951
American International Group, Inc.	3,000	152,550
Chubb Corp.	4,300	$351,654
Genworth Financial, Inc.	10,800	301,860
Hartford Financial Services Group, Inc. (The)	6,600	477,642
MetLife, Inc.	7,400	287,860
MGIC Investment Corp.	3,700	218,300
PartnerRe Ltd. (Bermuda)	400	23,312
St. Paul Travelers Cos., Inc. (The)(a)	12,317	440,949
Torchmark Corp.	850	45,416
XL Capital Ltd. (Class “A” Stock) (Cayman Islands)	3,100	217,930

		3,239,824

MACHINERY & EQUIPMENT — 0.7%
Eaton Corp.	5,500	322,575

MEDICAL SUPPLIES & EQUIPMENT — 0.3%
AmerisourceBergen Corp.(a)	2,800	171,584

METALS & MINING — 0.9%
Alcoa, Inc.	2,700	78,354
United States Steel Corp.	8,600	367,736

		446,090

OIL & GAS — 12.7%
BP PLC [ADR] (United Kingdom)	4,300	261,870
ChevronTexaco Corp.	23,144	1,203,487
ConocoPhillips	9,350	980,348
Exxon Mobil Corp.	49,650	2,831,539
GlobalSantaFe Corp.	4,000	134,400
Marathon Oil Corp.	8,400	391,188
Occidental Petroleum Corp.	6,350	438,150

		6,240,982

PAPER & FOREST PRODUCTS — 2.1%
Georgia-Pacific Corp.	11,300	387,251
International Paper Co.	10,700	366,903
Temple-Inland, Inc.	7,600	256,500

		1,010,654

PHARMACEUTICALS — 1.1%
Bristol-Meyers Squibb Co.	3,800	98,800
Merck & Co., Inc.	12,600	427,140

		525,940

RAILROADS — 2.1%
Burlington Northern Santa Fe Corp.	8,225	396,856
CSX Corp.	8,300	333,079
Norfolk Southern Corp.	10,400	326,560

		1,056,495

Strategic Partners Core Value Fund

SCHEDULE OF INVESTMENTS

April 30, 2005

(Unaudited)

	SHARES	VALUE (NOTE 2)
RESTAURANTS — 0.9%
McDonald’s Corp.	15,000	$439,650

RETAIL & MERCHANDISING — 3.8%
Federated Department Stores, Inc.(a)	6,825	392,438
Kroger Co. (The)*	20,200	318,554
Limited Brands, Inc.	14,600	316,674
Nordstrom, Inc.	2,800	142,324
Office Depot, Inc.*	14,600	285,868
SUPERVALU, Inc.	6,600	208,296
Target Corp.	4,900	227,409

		1,891,563

TELECOMMUNICATIONS — 5.8%
ADC Telecommunications, Inc.*	60,400	137,108
BellSouth Corp.	4,900	129,801
Corning, Inc.*	13,400	184,250
Nortel Networks Corp. (Canada)*	42,400	105,576
SBC Communications, Inc.	17,200	409,360
Sprint Corp.	28,450	633,297
Tellabs, Inc.*	25,500	197,880
Verizon Communications, Inc.	29,350	1,050,730

		2,848,002

UTILITIES — 4.1%
Alliant Energy Corp.	4,200	110,628
American Electric Power Co., Inc.(a)	9,775	344,276
Constellation Energy Group, Inc.	3,100	162,936
Edison International Co.	2,400	87,120
Entergy Corp.	5,100	373,830
FirstEnergy Corp.	8,500	369,920
Northeast Utilities	9,500	173,945
Sempra Energy(a)	7,400	298,812
Wisconsin Energy Corp.	400	14,104
Xcel Energy, Inc.	6,000	103,080

		2,038,651

TOTAL COMMON STOCK (Cost $41,689,823)		48,850,780

PREFERRED STOCK — 0.5%
HEALTHCARE SERVICES
Laboratory Corp. of America Holdings, Series A, 8.00% (Cost $256,654)	5,300	262,350

TOTAL LONG-TERM INVESTMENTS (Cost $41,946,477)		49,113,130

	PRINCIPAL AMOUNT (000)	VALUE (NOTE 2)
SHORT-TERM INVESTMENTS — 12.6%
CERTIFICATES OF DEPOSIT — 1.1%
Banco Santander PR 2.865%, 05/09/05(b)(c)	$338	$337,644
Fortis Bank 2.055%, 06/08/05(b)	39	39,461
Svenska Handelsbanken AB 3.03%, 06/28/05(b)	145	144,609

		521,714

COMMERCIAL PAPER — 0.3%
Skandinaviska Enskilda Banken 2.94%, 05/17/05(b)(c)	163	163,442

CORPORATE OBLIGATIONS — 7.2%
Bank of America NA 2.80%, 05/02/05(b)(c)	247	246,939
Goldman Sachs Group, Inc. 3.08%, 05/02/05(b)(c)	1,768	1,767,995
Lehman Brothers 3.06%, 05/02/05(b)(c)	544	543,808
Morgan Stanley 3.08%, 05/02/05(b)(c)	871	870,963
Natexis Banque NY 3.05%, 05/02/05(b)(c)	124	124,259

		3,553,964

TIME DEPOSIT — 1.3%
KBC Bank 2.95%, 05/02/05(b)	625	625,323

	SHARES
NON-REGISTERED INVESTMENT COMPANY — 2.7%
BlackRock Institutional Money Market Trust(b)(j)	1,320,014	1,320,014

TOTAL SHORT-TERM INVESTMENTS (Cost $6,184,457)		6,184,457

TOTAL INVESTMENTS — 112.5% (Cost $48,130,934; Note 5)		55,297,587
LIABILITIES IN EXCESS OF OTHER ASSETS (INCLUDES CASH COLLATERAL FOR SECURITIES ON LOAN OF $6,184,457) — (12.5%)		(6,146,998)

NET ASSETS — 100.0%		$49,150,589

THE FOLLOWING ABBREVIATION IS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR — American Depository Receipt

THE FOLLOWING ANNOTATIONS ARE USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $6,026,736; cash collateral of $6,184,457 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral for securities on loan.

(c)	Indicates a variable rate security. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.

(j)	Security available to institutional investors only.

The industry classification of long-term portfolio holdings, short-term investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2005 were as follows:

Financial Services	15.0%
Oil & Gas	12.7
Financial-Bank & Trust	10.7
Electronic Components & Equipment	7.5
Insurance	6.6
Telecommunications	5.8
Utilities	4.1
Retail & Merchandising	3.8
Conglomerates	3.7
Computer Services & Software	2.1
Food	2.1
Paper & Forest Products	2.1
Railroads	2.1
Aerospace	1.8
Automotive Parts	1.8
Computer Hardware	1.8
Healthcare Services	1.8
Entertainment & Leisure	1.7
Building Materials	1.4
Chemicals	1.4
Consumer Products & Services	1.2
Pharmaceuticals	1.1
Clothing & Apparel	1.0
Cable Television	0.9
Metals & Mining	0.9
Restaurants	0.9
Industrial Products	0.8
Beverages	0.7
Machinery & Equipment	0.7
Advertising	0.5
Farming & Agriculture	0.5
Containers & Packaging	0.4
Medical Supplies & Equipment	0.3
Short-Term Investments	12.6

112.5
Liabilities in excess of other assets	-12.5

TOTAL	100.0%

See Notes to Financial Statements.

Strategic Partners Managed Index 500 Fund

SCHEDULE OF INVESTMENTS

April 30, 2005

(Unaudited)

	SHARES	VALUE (NOTE 2)
LONG-TERM INVESTMENTS — 100.1%
COMMON STOCK
AEROSPACE — 1.3%
Goodrich Corp.	7,500	$302,250
Northrop Grumman Corp.	600	32,904
United Technologies Corp.	14,100	1,434,252

		1,769,406

AUTOMOBILE MANUFACTURERS — 0.5%
General Motors Corp.(a)	26,300	701,684

AUTOMOTIVE PARTS — 0.1%
Delphi Corp.	50,000	165,000

BEVERAGES — 1.2%
Coca-Cola Co.	15,700	682,008
PepsiCo, Inc.	17,000	945,880

		1,627,888

BROADCASTING — 0.2%
Univision Communications, Inc. (Class “A” Stock)*	8,400	220,836

BUILDING MATERIALS — 0.8%
American Standard Cos., Inc.	15,000	670,650
Masco Corp.	1,300	40,937
Sherwin-Williams Co. (The)	8,800	392,216

		1,103,803

BUSINESS SERVICES — 0.3%
Fiserv, Inc.*	8,300	351,090

CABLE TELEVISION — 0.5%
Comcast Corp. (Class “A” Stock)*	22,200	712,842

CHEMICALS — 1.4%
DuPont, (E.I.) de Nemours & Co.	6,000	282,660
Eastman Chemical Co.	7,000	378,000
Lubrizol Corp.	11,450	443,917
Lyondell Chemical Co.	13,200	331,188
PPG Industries, Inc.	6,300	425,565

		1,861,330

CLOTHING & APPAREL — 0.6%
VF Corp.	13,112	742,008

COMMERCIAL SERVICES
PHH Corp.*	345	7,711

COMPUTER HARDWARE — 3.8%
Dell, Inc.*	55,400	1,929,582
Hewlett-Packard Co.	58,625	1,200,054
Ingram Micro, Inc. (Class “A” Stock)*	11,200	186,592
International Business Machines Corp.	17,400	$1,329,012
Network Appliance, Inc.*	18,500	492,655

		5,137,895

COMPUTER SERVICES & SOFTWARE — 5.9%
Adobe Systems, Inc.	2,800	166,516
Cisco Systems, Inc.*	27,800	480,384
Electronic Arts, Inc.*	16,400	875,596
Electronic Data Systems Corp.	10,600	205,110
EMC Corp.*	39,900	523,488
Mercury Interactive Corp.*(a)	4,600	190,118
Microsoft Corp.	161,900	4,096,070
Oracle Corp.*	80,700	932,892
Tech Data Corp.*	11,200	409,136

		7,879,310

CONGLOMERATES — 3.5%
3M Co.	4,400	336,468
Altria Group, Inc.	42,150	2,739,329
Cendant Corp.	6,900	137,379
Honeywell International, Inc.	6,000	214,560
Textron, Inc.	6,900	519,915
Tyco International Ltd.	25,000	782,750

		4,730,401

CONSTRUCTION — 0.2%
Pulte Homes, Inc.	4,000	285,800

CONSUMER PRODUCTS & SERVICES — 5.8%
Avon Products, Inc.	18,800	753,504
Colgate-Palmolive Co.	19,600	975,884
Fortune Brands, Inc.	7,100	600,518
Johnson & Johnson	29,175	2,002,280
Lauder, (Estee) Cos., Inc. (Class “A” Stock)	6,800	261,188
Procter & Gamble Co.	44,200	2,393,430
Reynolds American, Inc.	8,500	662,745
Whirlpool Corp.	2,600	161,356

		7,810,905

CONTAINERS & PACKAGING — 0.2%
Sonoco Products Co.	9,900	268,191

ELECTRONIC COMPONENTS & EQUIPMENT — 5.7%
Arrow Electronics, Inc.*(a)	6,500	158,210
Eastman Kodak Co.(a)	17,500	437,500
Emerson Electric Co.(a)	3,000	188,010
Flextronics International Ltd. (Singapore)*(a)	9,700	108,155
General Electric Co.	168,600	6,103,320

	SHARES	VALUE (NOTE 2)
Hubbell, Inc. (Class “B” Stock)	6,000	$260,700
Solectron Corp.*	95,600	315,480
Vishay Intertechnology, Inc.*	9,500	101,555

		7,672,930

ENTERTAINMENT & LEISURE — 3.0%
Carnival Corp.(a)	14,000	684,320
Disney, (Walt) Co.	11,000	290,400
Harley-Davidson, Inc.	15,700	738,214
International Game Technology Group, Inc.	16,400	440,996
Time Warner, Inc.*	99,500	1,672,595
Viacom, Inc. (Class “B” Stock)	6,500	225,030

		4,051,555

FARMING & AGRICULTURE — 0.4%
Bunge Ltd. (Bermuda)	8,400	477,120

FINANCIAL — BANK & TRUST — 6.0%
Bank of America Corp.	65,604	2,954,805
Comerica, Inc.	9,500	543,970
Commerce Bancorp, Inc.(a)	15,600	436,644
Huntington Bancshares, Inc.	5,000	117,550
National City Corp.	29,300	995,028
SunTrust Banks, Inc.	9,200	670,036
U.S. Bancorp	16,806	468,887
Wachovia Corp.	22,400	1,146,432
Wells Fargo & Co.	11,000	659,340

		7,992,692

FINANCIAL SERVICES — 9.5%
American Express Co.	14,000	737,800
Bank of New York Co., Inc. (The)	5,800	162,052
Citigroup, Inc.	89,833	4,218,557
Fannie Mae(a)	3,825	206,359
Goldman Sachs Group, Inc.	8,300	886,357
JP Morgan Chase & Co.	48,282	1,713,527
KeyCorp	20,600	683,096
Legg Mason, Inc.	6,900	488,934
Lehman Brothers Holdings, Inc.	8,800	807,136
MBNA Corp.	46,650	921,338
Merrill Lynch & Co., Inc.	16,800	906,024
Morgan Stanley Dean Witter & Co.	9,000	473,580
PNC Financial Services Group	10,800	574,884

		12,779,644

FOOD — 0.6%
Albertson’s, Inc. (a)	2,500	$49,475
Archer-Daniels-Midland Co.	11,438	205,770
Dean Foods Co.*	10,600	364,216
Wrigley, (Wm., Jr.) Co.	2,900	200,477

		819,938

HEALTHCARE SERVICES — 3.2%
Caremark Rx, Inc.* (a)	24,800	993,240
HCA, Inc.(a)	8,100	452,304
Health Management Associates, Inc. (Class “A” Stock)	29,700	734,481
UnitedHealth Group, Inc.	22,100	2,088,671

		4,268,696

INDUSTRIAL PRODUCTS — 0.3%
Cooper Industries Ltd. (Class “A” Stock) (Bermuda)	5,800	369,228

INSURANCE — 7.1%
ACE Ltd. (Cayman Islands)	12,600	541,296
AFLAC, Inc.	6,200	252,030
Allstate Corp.	6,400	359,424
American International Group, Inc.	55,694	2,832,039
Axis Capital Holdings Ltd. (Bermuda)	16,150	429,590
Chubb Corp.	10,575	864,824
Hartford Financial Services Group, Inc. (The)	12,300	890,151
Lincoln National Corp.	13,000	584,610
St. Paul Travelers Cos., Inc. (The) (a)	20,697	740,953
Wellpoint, Inc.*	11,400	1,456,349
XL Capital Ltd. (Class “A” Stock) (Cayman Islands)	7,500	527,250

		9,478,516

INTERNET SERVICES — 2.6%
eBay, Inc.*	45,200	1,434,196
McAfee, Inc.*	15,200	317,832
Yahoo!, Inc.*	51,400	1,773,814

		3,525,842

MACHINERY & EQUIPMENT — 0.2%
Eaton Corp.	4,000	234,600

Strategic Partners Managed Index 500 Fund

SCHEDULE OF INVESTMENTS

April 30, 2005

(Unaudited)

	SHARES	VALUE (NOTE 2)
MEDICAL SUPPLIES & EQUIPMENT — 3.8%
Abbott Laboratories	10,100	$496,516
Alcon, Inc. (Switzerland)	4,800	465,600
Amgen, Inc.*	35,400	2,060,634
Applera Corp. — Applied Biosystems Group	11,000	233,200
St. Jude Medical, Inc.*	20,000	780,600
Zimmer Holdings, Inc.*	12,400	1,009,608

		5,046,158

METALS & MINING — 0.8%
Alcan, Inc. (Canada)	3,700	119,954
Alcoa, Inc.	13,100	380,162
Novelis, Inc. (Canada)	740	15,910
United States Steel Corp.(a)	12,800	547,328

		1,063,354

OIL & GAS — 8.2%
Baker Hughes, Inc.	6,100	269,132
ChevronTexaco Corp.	37,494	1,949,688
ConocoPhillips	16,820	1,763,577
El Paso Corp.	14,900	148,851
Exxon Mobil Corp.	79,400	4,528,181
FMC Technologies, Inc.*	6,000	181,980
Halliburton Co.	7,000	291,130
Marathon Oil Corp.	6,500	302,705
Nabors Industries Ltd. (Bermuda)*	10,100	544,087
Occidental Petroleum Corp.	3,900	269,100
Valero Energy Corp.	2,800	191,884
XTO Energy, Inc.	17,600	530,992

		10,971,307

PAPER & FOREST PRODUCTS — 0.3%
International Paper Co.	10,900	373,761

PERSONAL SERVICES — 0.4%
Apollo Group, Inc. (Class “A” Stock)*(a)	7,300	526,476

PHARMACEUTICALS — 3.0%
Bristol-Meyers Squibb Co.	18,400	478,400
Cephalon, Inc.*	8,000	351,200
Forest Laboratories, Inc.*	11,900	424,592
Lilly, (Eli) & Co.	11,600	678,252
Merck & Co., Inc.	10,700	362,730
Pfizer, Inc.	62,980	1,711,167

		4,006,341

PRINTING & PUBLISHING — 0.2%
Donnelley, (R.R.) & Sons Co.	7,300	240,243

RAILROADS — 1.0%
Burlington Northern Santa Fe Corp.	4,100	$197,825
CSX Corp.	12,300	493,599
Norfolk Southern Corp.	22,100	693,940

		1,385,364

REAL ESTATE — 0.5%
Equity Office Properties Trust [REIT]	5,200	163,644
Equity Residential Properties Trust [REIT]	12,800	439,680

		603,324

RESTAURANTS — 1.3%
McDonald’s Corp.	10,000	293,100
Starbucks Corp.*	19,100	945,832
Wendy’s International, Inc.	11,000	472,230

		1,711,162

RETAIL & MERCHANDISING — 5.9%
Federated Department Stores, Inc.	6,425	369,438
Home Depot, Inc.	51,700	1,828,629
Lowe’s Cos., Inc.(a)	34,000	1,771,740
Rite Aid Corp.*	55,200	200,376
SUPERVALU, Inc.	7,400	233,544
Target Corp.	25,400	1,178,814
TJX Cos., Inc.	30,400	688,560
Wal-Mart Stores, Inc.(a)	27,500	1,296,350
Williams-Sonoma, Inc.*(a)	9,900	331,551

		7,899,002

SEMICONDUCTORS — 2.0%
Broadcom Corp. (Class “A” Stock)*	11,000	329,010
Intel Corp.	75,600	1,778,112
Marvell Technology Group Ltd. (Bermuda)*	17,800	595,944

		2,703,066

TELECOMMUNICATIONS — 4.9%
ALLTEL Corp.(a)	4,400	250,624
BellSouth Corp.	26,400	699,336
Corning, Inc.*	16,563	227,741
Lucent Technologies, Inc.*(a)	49,600	120,528
Motorola, Inc.	30,700	470,938
Nextel Communications, Inc. (Class “A” Stock)*(a)	13,600	380,664
QUALCOMM, Inc.	25,600	893,184
SBC Communications, Inc.	47,200	1,123,360

	SHARES	VALUE (NOTE 2)
Sprint Corp.(a)	36,900	$821,394
Tellabs, Inc.*	20,300	157,528
Verizon Communications, Inc.	37,672	1,348,658

		6,493,955

TRANSPORTATION — 1.0%
United Parcel Service, Inc. (Class “B” Stock)	18,300	1,304,973

UTILITIES — 1.9%
American Electric Power Co., Inc.(a)	11,700	412,074
DTE Energy Co.	9,500	436,525
FirstEnergy Corp.	18,000	783,360
PPL Corp.	4,000	217,040
Progress Energy, Inc.	6,200	260,338
Sempra Energy(a)	10,300	415,914

		2,525,251

TOTAL LONG-TERM INVESTMENTS (Cost $117,659,926)		133,900,598

	PRINCIPAL AMOUNT (000)
SHORT-TERM INVESTMENTS — 3.5%
CERTIFICATES OF DEPOSIT — 0.9%
Banco Santander PR
2.865%, 05/09/05(b)(c)	$217	217,310
Fortis Bank
2.055%, 06/08/05(b)	131	130,518
Societe Generale
2.91%, 05/16/05(b)	447	446,903
Svenska Handelsbanken AB
3.03%, 06/28/05(b)	476	475,755

		1,270,486

COMMERCIAL PAPER — 0.9%
Skandinaviska Enskilda Banken
2.94%, 05/17/05(b)(c)	1,179	1,178,510

CORPORATE OBLIGATIONS — 0.4%
Bank of America NA
2.80%, 05/02/05(b)(c)	$10	$10,218
Goldman Sachs Group, Inc.
3.08%, 05/02/05(b)(c)	397	397,006
Morgan Stanley
3.07%, 05/02/05(b)(c)	65	64,523
3.08%, 05/02/05(b)(c)	1	1,230
Natexis Banque NY
3.05%, 05/02/05(b)(c)	43	42,565
Sedna Finance Corp.
2.923%, 05/16/05(b)(c)	78	78,364

		593,906

TIME DEPOSIT — 0.1%
KBC Bank
2.95%, 05/02/05(b)	70	70,242

	SHARES
NON-REGISTERED INVESTMENT COMPANY — 0.9%
BlackRock Institutional Money Market Trust(b)(j)	1,180,236	1,180,236

REGISTERED INVESTMENT COMPANIES — 0.3%
BlackRock Provident Institutional Funds TempCash Portfolio(j)	177,326	177,326
BlackRock Provident Institutional Funds TempFund Portfolio (j)	177,326	177,326

		354,652

TOTAL SHORT-TERM INVESTMENTS (Cost $4,648,032)		4,648,032

TOTAL INVESTMENTS — 103.6% (Cost $122,307,958; Note 5)		138,548,630
LIABILITIES IN EXCESS OF OTHER ASSETS (INCLUDES CASH COLLATERAL FOR SECURITIES ON LOAN OF $4,293,380) — (3.6%)		(4,813,724)

NET ASSETS — 100.0%		$133,734,906

THE FOLLOWING ABBREVIATION IS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

REIT	— Real Estate Investment Trust

Strategic Partners Managed Index 500 Fund

SCHEDULE OF INVESTMENTS

April 30, 2005

(Unaudited)

THE FOLLOWING ANNOTATIONS ARE USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $4,054,835; cash collateral of $4,293,380 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral for securities on loan.

(c)	Indicates a variable rate security. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.

(j)	Security available to institutional investors only.

The industry classification of long-term portfolio holdings, short-term investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2005 were as follows:

Financial Services	9.5%
Oil & Gas	8.2
Insurance	7.1
Financial—Bank & Trust	6.0
Computer Services & Software	5.9
Retail & Merchandising	5.9
Consumer Products & Services	5.8
Electronic Components & Equipment	5.7
Telecommunications	4.9
Computer Hardware	3.8
Medical Supplies & Equipment	3.8
Conglomerates	3.5
Healthcare Services	3.2
Entertainment & Leisure	3.0
Pharmaceuticals	3.0
Internet Services	2.6
Semiconductors	2.0
Utilities	1.9
Chemicals	1.4
Aerospace	1.3
Restaurants	1.3
Beverages	1.2
Railroads	1.0
Transportation	1.0
Building Materials	0.8
Metals & Mining	0.8
Clothing & Apparel	0.6
Food	0.6
Automobile Manufacturers	0.5
Cable Television	0.5
Real Estate	0.5
Farming & Agriculture	0.4
Personal Services	0.4
Business Services	0.3
Industrial Products	0.3
Paper & Forest Products	0.3
Broadcasting	0.2
Construction	0.2
Containers & Packaging	0.2
Machinery & Equipment	0.2
Printing & Publishing	0.2
Automotive Parts	0.1
Short-Term Investments	3.5

103.6
Liabilities in excess of other assets	-3.6

TOTAL	100.0%

See Notes to Financial Statements.

Strategic Partners Equity Income Fund

SCHEDULE OF INVESTMENTS

April 30, 2005

(Unaudited)

	SHARES	VALUE (NOTE 2)
LONG-TERM INVESTMENTS — 100.1%
COMMON STOCK
AEROSPACE — 1.2%
General Dynamics Corp.	7,000	$735,350
United Technologies Corp.	18,500	1,881,820

		2,617,170

BROADCASTING — 2.9%
Clear Channel Communications, Inc.	17,500	558,950
News Corp. (Class “A” Stock)	250,000	3,820,000
Westwood One, Inc.	100,000	1,830,000

		6,208,950

BUILDING MATERIALS — 0.8%
American Standard Cos., Inc.	39,900	1,783,929

BUSINESS SERVICES — 1.7%
Fiserv, Inc.*	85,000	3,595,500

CABLE TELEVISION — 1.3%
Comcast Corp. (Class “A” Stock)*	40,000	1,284,400
Comcast Corp. (Special Class “A” Stock)*	45,000	1,427,850

		2,712,250

CHEMICALS — 2.6%
Air Products & Chemicals, Inc.	58,500	3,435,705
DuPont, (E.I.) de Nemours & Co.	47,500	2,237,725

		5,673,430

COMPUTER SERVICES & SOFTWARE — 6.7%
Microsoft Corp.	420,000	10,626,000
Oracle Corp.*	162,300	1,876,188
Symantec Corp.*	103,800	1,949,364

		14,451,552

CONGLOMERATES — 4.4%
3M Co.	13,000	994,110
Altria Group, Inc.	105,000	6,823,950
Johnson Controls, Inc.	30,000	1,646,100

		9,464,160

CONSUMER PRODUCTS & SERVICES — 6.1%
Avon Products, Inc.	115,300	4,621,224
Fortune Brands, Inc.	18,500	1,564,730
Lauder, (Estee) Cos., Inc. (Class “A” Stock)	25,900	994,819
Loews Corp. — Carolina Group	60,000	1,890,000
Procter & Gamble Co.	75,000	4,061,250

		13,132,023

ELECTRONIC COMPONENTS & EQUIPMENT — 5.9%
Emerson Electric Co.	29,100	$1,823,697
General Electric Co.	300,000	10,860,000

		12,683,697

ENTERTAINMENT & LEISURE — 6.1%
Harley-Davidson, Inc.	35,700	1,678,614
Royal Caribbean Cruises Ltd. (Liberia)	10,000	420,200
Time Warner, Inc.*	294,800	4,955,588
Viacom, Inc. (Class “B” Stock)	175,000	6,058,500

		13,112,902

FINANCIAL — BANK & TRUST — 3.7%
Bank of America Corp.	83,500	3,760,840
North Fork Bancorp, Inc.	77,200	2,173,180
Wachovia Corp.	37,500	1,919,250

		7,853,270

FINANCIAL SERVICES — 13.2%
American Express Co.	11,000	579,700
Citigroup, Inc.	198,800	9,335,648
Fannie Mae(a)	110,000	5,934,500
J.P. Morgan Chase & Co.	164,900	5,852,301
MBNA Corp.	79,800	1,576,050
Merrill Lynch & Co., Inc.	65,300	3,521,629
Morgan Stanley Dean Witter & Co.	29,300	1,541,766

		28,341,594

FOOD — 0.2%
Dean Foods Co.*	14,600	501,656

HEALTHCARE SERVICES — 1.9%
Caremark Rx, Inc.*(a)	16,500	660,825
Health Management Associates, Inc. (Class “A” Stock)(a)	70,000	1,731,100
UnitedHealth Group, Inc.	18,500	1,748,435

		4,140,360

INDUSTRIAL PRODUCTS — 0.5%
Ingersoll-Rand Co., Ltd. (Class “A” Stock)	14,900	1,145,363

INSURANCE — 11.4%
ACE Ltd.	100,000	4,296,000
AFLAC, Inc.	20,000	813,000
American International Group, Inc.	184,500	9,381,825

Strategic Partners Equity Income Fund

SCHEDULE OF INVESTMENTS

April 30, 2005

(Unaudited)

	SHARES	VALUE (NOTE 2)
Axis Capital Holdings Ltd. (Bermuda)	75,000	$1,995,000
MetLife, Inc.	45,100	1,754,390
Wellpoint, Inc.*	48,000	6,132,000

		24,372,215

MACHINERY & EQUIPMENT — 0.6%
Danaher Corp.(a)	19,500	987,285
Deere & Co.	6,500	406,510

		1,393,795

MEDICAL SUPPLIES & EQUIPMENT — 3.2%
Applera Corp. —Applied Biosystems Group	30,000	636,000
Beckman Coulter, Inc.	11,500	767,165
Boston Scientific Corp.*	186,200	5,507,796

		6,910,961

OIL & GAS — 10.4%
Baker Hughes, Inc.	51,400	2,267,768
BP PLC [ADR] (United Kingdom)	33,500	2,040,150
ConocoPhillips	52,900	5,546,565
EnCana Corp. (Canada)*	14,300	913,198
Exxon Mobil Corp.	73,200	4,174,596
FMC Technologies, Inc.*	23,200	703,656
Nabors Industries Ltd. (Bermuda)*	32,000	1,723,840
Noble Energy, Inc.(a)	33,100	2,122,372
Occidental Petroleum Corp.	10,800	745,200
Schlumberger Ltd. (Netherland Antilles)	30,700	2,100,187

		22,337,532

PHARMACEUTICALS — 2.2%
Forest Laboratories, Inc.*	20,000	713,600
Lilly, (Eli) & Co.	31,600	1,847,652
Pfizer, Inc.	76,400	2,075,788

		4,637,040

RAILROADS — 2.1%
Burlington Northern Santa Fe Corp.	20,000	965,000
Union Pacific Corp.	55,000	3,516,150

		4,481,150

RESTAURANTS — 0.3%
Wendy’s International, Inc.(a)	12,500	536,625

RETAIL & MERCHANDISING — 3.6%
Bed Bath & Beyond, Inc.*	10,000	$372,100
Home Depot, Inc.	160,000	5,659,200
Lowe’s Cos., Inc.(a)	33,900	1,766,529

		7,797,829

SEMICONDUCTORS — 0.5%
Maxim Integrated Products, Inc.	29,500	1,103,300

TELECOMMUNICATIONS — 4.1%
BellSouth Corp.	77,100	2,042,379
QUALCOMM, Inc.	55,200	1,925,928
SBC Communications, Inc.	113,200	2,694,160
Verizon Communications, Inc.	57,200	2,047,760

		8,710,227

UTILITIES — 2.5%
Entergy Corp.	21,500	1,575,950
Exelon Corp.	32,200	1,593,900
PPL Corp.	28,500	1,546,410
Sempra Energy	15,000	605,700

		5,321,960

TOTAL LONG-TERM INVESTMENTS (Cost $180,803,898)		215,020,440

	PRINCIPAL AMOUNT (000)
SHORT-TERM INVESTMENTS — 2.7%
CERTIFICATE OF DEPOSIT — 0.1%
Banco Santander PR
2.865%, 05/09/05(b)(c)	$157	157,496

COMMERCIAL PAPER — 0.1%
Skandinaviska Enskilda Banken
2.94%, 05/17/05(b)(c)	227	227,370

CORPORATE OBLIGATIONS — 0.5%
Goldman Sachs Group, Inc.
3.08%, 05/02/05(b)(c)	729	728,659
Morgan Stanley
3.08%, 05/02/05(b)(c)	409	409,399

		1,138,058

TIME DEPOSIT
KBC Bank
2.95%, 05/02/05(b)	71	70,977

	SHARES
NON-REGISTERED INVESTMENT COMPANY — 0.5%
BlackRock Institutional Money Market Trust(b)(j)	1,075,800	1,075,800

	SHARES	VALUE (NOTE 2)
REGISTERED INVESTMENT COMPANIES — 1.5%
BlackRock Provident Institutional Funds TempCash Portfolio(j)	1,533,328	$1,533,328
BlackRock Provident Institutional Funds TempFund Portfolio(j)	1,533,327	1,533,327

		3,066,655

TOTAL SHORT-TERM INVESTMENTS (Cost $5,736,356)		5,736,356

TOTAL INVESTMENTS — 102.8% (Cost $186,540,254; Note 5)		220,756,796
LIABILITIES IN EXCESS OF OTHER ASSETS (INCLUDES CASH COLLATERAL FOR SECURITIES ON LOAN OF $2,669,701) — (2.8%)		(6,103,968)

NET ASSETS — 100.0%		$214,652,828

THE FOLLOWING ABBREVIATION IS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR — American Depository Receipt

THE FOLLOWING ANNOTATIONS ARE USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $2,624,007; cash collateral of $2,669,701 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral for securities on loan.

(c)	Indicates a variable rate security. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.

(j)	Security available to institutional investors only.

The industry classification of long-term portfolio holdings, short-term investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2005 were as follows:

Financial Services	13.2%
Insurance	11.4
Oil & Gas	10.4
Computer Services & Software	6.7
Consumer Products & Services	6.1
Entertainment & Leisure	6.1
Electronic Components & Equipment	5.9
Conglomerates	4.4
Telecommunications	4.1
Financial — Bank & Trust	3.7
Retail & Merchandising	3.6
Medical Supplies & Equipment	3.2
Broadcasting	2.9
Chemicals	2.6
Utilities	2.5
Pharmaceuticals	2.2
Railroads	2.1
Healthcare Services	1.9
Business Services	1.7
Cable Television	1.3
Aerospace	1.2
Building Materials	0.8
Machinery & Equipment	0.6
Industrial Products	0.5
Semiconductors	0.5
Restaurants	0.3
Food	0.2
Short-Term Investments	2.7

102.8
Liabilities in excess of other assets	-2.8

TOTAL	100.0%

See Notes to Financial Statements.

Strategic Partners Growth with Income Fund

SCHEDULE OF INVESTMENTS

April 30, 2005

(Unaudited)

	SHARES	VALUE (NOTE 2)
LONG-TERM INVESTMENTS — 99.9%
COMMON STOCK
ADVERTISING — 0.5%
Interpublic Group of Cos., Inc. (The)*	13,640	$175,410

AEROSPACE — 4.5%
Lockheed Martin Corp.	10,610	646,680
United Technologies Corp.	8,050	818,846

		1,465,526

BEVERAGES — 1.8%
PepsiCo, Inc.	10,314	573,871

BROADCASTING — 0.7%
Univision Communications, Inc. (Class “A” Stock)*(a)	8,940	235,033

BUILDING MATERIALS — 1.1%
Masco Corp.	11,440	360,246

BUSINESS SERVICES — 0.9%
Accenture Ltd. (Class “A” Stock)*	13,300	288,610

CHEMICALS — 2.0%
Dow Chemical Co.	7,070	324,725
Praxair, Inc.	6,990	327,342

		652,067

COMPUTER HARDWARE — 2.6%
Apple Computer, Inc.*	5,870	211,672
Dell, Inc.*	14,990	522,101
Lexmark International, Inc.*	1,550	107,648

		841,421

COMPUTER SERVICES & SOFTWARE — 8.3%
Cisco Systems, Inc.*	28,100	485,568
Computer Associates International, Inc.	11	296
Electronic Arts, Inc.*(a)	6,840	365,188
EMC Corp.*	56,480	741,017
Mercury Interactive Corp.*(a)	4,110	169,866
Oracle Corp.*	51,060	590,253
Sun Microsystems, Inc.*	42,330	153,658
Veritas Software Corp.*	9,650	198,694

		2,704,540

CONGLOMERATES — 3.7%
Altria Group, Inc.	7,080	460,129
Tyco International Ltd.	23,690	741,734

		1,201,863

CONSUMER PRODUCTS & SERVICES — 5.5%
Colgate-Palmolive Co.	8,370	$416,742
Procter & Gamble Co.	10,670	577,781
Reckitt Benckiser PLC (United Kingdom)	24,260	787,858

		1,782,381

ELECTRONIC COMPONENTS & EQUIPMENT — 0.6%
Nintendo Co. Ltd. (Japan)	1,600	181,516

ENTERTAINMENT & LEISURE — 3.3%
Carnival Corp.(a)	7,270	355,358
Disney, (Walt) Co.	14,920	393,887
Viacom, Inc. (Class “B” Stock)	9,803	339,380

		1,088,625

FARMING & AGRICULTURE — 1.6%
Monsanto Co.	8,680	508,822

FINANCIAL — BANK & TRUST — 3.4%
Bank of America Corp.	11,370	512,105
Wells Fargo & Co.	10,140	607,791

		1,119,896

FINANCIAL SERVICES — 9.1%
American Express Co.	8,390	442,153
Citigroup, Inc.	7,720	362,531
Goldman Sachs Group, Inc.	5,290	564,919
J.P. Morgan Chase & Co.	11,920	423,041
Legg Mason, Inc.(a)	4,970	352,174
Lehman Brothers Holdings, Inc.	4,230	387,976
SLM Corp.	8,810	419,708

		2,952,502

FOOD — 1.4%
General Mills, Inc.	4,610	227,734
Groupe Danone (France)	2,310	216,315

		444,049

INDUSTRIAL PRODUCTS — 0.5%
Illinois Tool Works, Inc.	1,830	153,391

INSURANCE — 2.7%
American International Group, Inc.	17,165	872,840

INTERNET SERVICES — 1.5%
eBay, Inc.*	6,050	191,967
Yahoo!, Inc.*	8,240	284,362

		476,329

MACHINERY & EQUIPMENT — 1.6%
Caterpillar, Inc.	6,000	528,300

	SHARES	VALUE (NOTE 2)
MEDICAL SUPPLIES & EQUIPMENT — 9.5%
Abbott Laboratories	12,090	$594,344
Amgen, Inc.*	6,780	394,664
Boston Scientific Corp.*	11,260	333,071
Genzyme Corp.*	7,460	437,231
Guidant Corp.	4,790	354,843
Medtronic, Inc.	8,770	462,179
Synthes, Inc. (Switzerland)	1,640	185,785
Zimmer Holdings, Inc.*	4,390	357,434

		3,119,551

OIL & GAS — 9.3%
BP PLC [ADR] (United Kingdom)	9,555	581,900
EnCana Corp. (Canada)*	4,180	266,935
EOG Resources, Inc.	8,060	383,253
Halliburton Co.(a)	11,930	496,169
Noble Corp.*	9,510	484,059
Total SA [ADR] (France)(a)	7,220	800,769

		3,013,085

PHARMACEUTICALS — 9.3%
Gilead Sciences, Inc.*	11,060	410,326
Johnson & Johnson	16,490	1,131,709
Lilly, (Eli) & Co.	9,610	561,897
Roche Holding AG (Switzerland)	3,490	422,208
Wyeth	11,930	536,134

		3,062,274

RETAIL & MERCHANDISING — 5.8%
Gap, Inc.	14,770	315,340
Staples, Inc.	17,100	326,097
Target Corp.	11,280	523,504
Tiffany & Co.	1,360	41,004
TJX Cos., Inc.	15,600	353,340
Wal-Mart Stores, Inc.(a)	6,920	326,209

		1,885,494

SEMICONDUCTORS — 2.2%
Analog Devices, Inc.	13,210	450,593
Texas Instruments, Inc.	3,860	96,346
Xilinx, Inc.(a)	5,980	161,101

		708,040

TELECOMMUNICATIONS — 3.9%
Amdocs Ltd.*	8,490	226,768
QUALCOMM, Inc.	4,690	163,634
Sprint Corp.	18,175	404,576
Vodafone Group PLC [ADR] (United Kingdom)	18,501	483,616

		1,278,594

TRANSPORTATION — 1.0%
CNF, Inc.	1,420	$60,705
FedEx Corp.	3,000	254,850

		315,555

UTILITIES — 1.6%
Entergy Corp.	1,250	91,625
Exelon Corp.	8,770	434,115

		525,740

TOTAL LONG-TERM INVESTMENTS (Cost $28,395,850)		32,515,571

	PRINCIPAL AMOUNT (000)
SHORT-TERM INVESTMENTS — 9.2%
CERTIFICATES OF DEPOSIT — 1.1%
Banco Santander PR
2.865%, 05/09/05(b)(c)	$346	345,626

COMMERCIAL PAPER
Skandinaviska Enskilda Banken
2.94%, 05/17/05(b)(c)	5	4,899

CORPORATE OBLIGATIONS — 2.4%
Goldman Sachs Group, Inc.
3.08%, 05/02/05(b)(c)	379	379,105
Morgan Stanley
3.08%, 05/02/05(b)(c)	402	401,665

		780,770

TIME DEPOSIT — 0.2%
KBC Bank
2.95%, 05/02/05(b)	54	53,625

	SHARES
NON-REGISTERED INVESTMENT COMPANY — 5.5%
BlackRock Institutional Money Market Trust(b)(j)	1,791,720	1,791,720

TOTAL SHORT-TERM INVESTMENTS (Cost $2,976,640)		2,976,640

TOTAL INVESTMENTS(O) — 109.1% (Cost $31,372,490; Note 5)		35,492,211
LIABILITIES IN EXCESS OF OTHER ASSETS (INCLUDES CASH COLLATERAL FOR SECURITIES ON LOAN OF $2,976,640) — (9.1%)		(2,974,346)

NET ASSETS — 100.0%		$32,517,865

Strategic Partners Growth with Income Fund

SCHEDULE OF INVESTMENTS

April 30, 2005

(Unaudited)

THE FOLLOWING ABBREVIATION IS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR — American Depository Receipt

THE FOLLOWING ANNOTATIONS ARE USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $2,904,610; cash collateral of $2,976,640 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral for securities on loan.

(c)	Indicates a variable rate security. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.

(j)	Security available to institutional investors only.

(o)	As of April 30, 2005, 5 securities representing $1,793,683 and 5.1% of the total market value were fair valued in accordance with the policies adopted by the Board of Directors.

The industry classification of long-term portfolio holdings, short-term investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2005 were as follows:

Medical Supplies & Equipment	9.5%
Oil & Gas	9.3
Pharmaceuticals	9.3
Financial Services	9.1
Computer Services & Software	8.3
Retail & Merchandising	5.8
Consumer Products & Services	5.5
Aerospace	4.5
Telecommunications	3.9
Conglomerates	3.7
Financial — Bank & Trust	3.4
Entertainment & Leisure	3.3
Insurance	2.7
Computer Hardware	2.6
Semiconductors	2.2
Chemicals	2.0
Beverages	1.8
Farming & Agriculture	1.6
Machinery & Equipment	1.6
Utilities	1.6
Internet Services	1.5
Food	1.4
Building Materials	1.1
Transportation	1.0
Business Services	0.9
Broadcasting	0.7
Electronic Components & Equipment	0.6
Advertising	0.5
Industrial Products	0.5
Short-Term Investments	9.2

109.1
Liabilities in excess of other assets	-9.1

TOTAL	100.0%

See Notes to Financial Statements.

Strategic Partners Capital Income Fund

SCHEDULE OF INVESTMENTS

April 30, 2005

(Unaudited)

	SHARES	VALUE (NOTE 2)
LONG TERM-INVESTMENTS — 99.0%
COMMON STOCK
AEROSPACE & DEFENSE — 4.8%
Honeywell International, Inc.	69,900	$2,499,624
Lockheed Martin Corp.	29,900	1,822,405
Raytheon Co.	35,600	1,338,916
Rockwell Collins, Inc.(a)	17,800	816,664

		6,477,609

AUTOMOBILE MANUFACTURERS — 0.7%
General Motors Corp.(a)	33,200	885,776

BEVERAGES — 2.0%
Anheuser-Busch Cos., Inc.	14,800	693,676
Coca-Cola Co.	46,700	2,028,648

		2,722,324

CAPITAL MARKETS — 5.1%
Franklin Resources, Inc.	21,100	1,449,148
Mellon Financial Corp.	58,000	1,606,020
Merrill Lynch & Co., Inc.(a)	24,800	1,337,464
Morgan Stanley Dean Witter & Co.	29,000	1,525,980
Schwab, (Charles) Corp.	87,600	906,660

		6,825,272

CHEMICALS — 3.0%
Dow Chemical Co.	22,600	1,038,018
DuPont, (E.I.) de Nemours & Co.	37,700	1,776,047
Hercules, Inc.*	86,900	1,149,687

		3,963,752

COMMERCIAL BANKS — 6.3%
Bank of America Corp.	89,700	4,040,088
Comerica, Inc.	19,500	1,116,570
SunTrust Banks, Inc.	11,200	815,696
U.S. Bancorp(a)	86,200	2,404,980

		8,377,334

COMMERCIAL SERVICES & SUPPLIES — 1.3%
Waste Management, Inc.	60,700	1,729,343

COMMUNICATION EQUIPMENT — 0.8%
Motorola, Inc.	73,300	1,124,422

COMPUTERS & PERIPHERALS — 1.3%
Hewlett-Packard Co.	82,000	1,678,540

CONSUMER FINANCE — 1.7%
American Express Co.	43,800	2,308,260

DIVERSIFIED FINANCIAL SERVICES — 4.7%
Citigroup, Inc.	38,000	$1,784,480
J.P. Morgan Chase & Co.	126,400	4,485,936

		6,270,416

DIVERSIFIED TELECOMMUNICATION SERVICES — 5.2%
ALLTEL Corp.(a)	24,400	1,389,824
AT&T Corp.	36,600	700,158
Qwest Communications International, Inc.(a)	288,600	987,012
Sprint Corp.	89,000	1,981,140
Verizon Communications, Inc.	53,900	1,929,620

		6,987,754

ELECTRIC UTILITIES — 1.3%
FirstEnergy Corp.	39,500	1,719,040

ENERGY EQUIPMENT & SERVICES — 1.7%
Baker Hughes, Inc.	51,500	2,272,180

FINANCIAL — BANK & TRUST — 1.3%
State Street Corp.	37,800	1,747,494

FINANCIAL SERVICES — 0.3%
Fannie Mae	7,700	415,415

FOOD & STAPLES RETAILING — 0.5%
CVS Corp.	13,000	670,540

FOOD PRODUCTS — 3.1%
Campbell Soup Co.	54,800	1,629,752
General Mills, Inc.	23,700	1,170,780
Unilever NV (Netherlands)(a)	20,000	1,288,600

		4,089,132

GAS UTILITIES — 1.7%
NiSource, Inc.	95,100	2,210,124

HOTELS, RESTAURANTS & LEISURE —1.2%
McDonald’s Corp.	54,400	1,594,464

HOUSEHOLD DURABLES — 1.8%
Fortune Brands, Inc.	11,000	930,380
Newell Rubbermaid, Inc.(a)	67,500	1,466,775

		2,397,155

INDUSTRIAL CONGLOMERATES — 4.1%
General Electric Co.	107,800	3,902,360
Tyco International Ltd.(a)	50,800	1,590,548

		5,492,908

INSURANCE — 5.6%
American International Group, Inc.	14,500	737,325
Chubb Corp.	5,100	417,078

Strategic Partners Capital Income Fund

SCHEDULE OF INVESTMENTS

April 30, 2005

(Unaudited)

	SHARES	VALUE (NOTE 2)
Hartford Financial Services Group, Inc.	11,300	$817,781
Marsh & McLennan Cos., Inc.	70,500	1,976,115
Safeco Corp.	25,700	1,353,619
St. Paul Travelers Cos., Inc.(a)	39,500	1,414,100
UnumProvident Corp.(a)	49,800	832,656

		7,548,674

MEDIA — 8.5%
Comcast Corp. (Class “A” Stock)*(a)	67,300	2,135,429
Disney, (Walt) Co.(a)	82,800	2,185,920
Dow Jones & Co., Inc.(a)	31,800	1,063,392
Liberty Media Corp. (Class “A” Stock)*(a)	172,300	1,729,892
New York Times Co. (Class “A” Stock)(a)	34,700	1,157,592
Time Warner, Inc.*	118,800	1,997,028
Viacom, Inc. (Class “B” Stock)	31,100	1,076,682

		11,345,935

METALS & MINING — 1.0%
Nucor Corp.(a)	26,300	1,343,930

MULTI-UTILITIES & UNREGULATED POWER — 1.8%
Duke Energy Corp.(a)	84,600	2,469,474

MULTILINE RETAIL — 1.0%
May Department Stores Co.	39,000	1,368,120

OIL & GAS — 9.6%
Amerada Hess Corp.(a)	18,600	1,741,890
ChevronTexaco Corp.	60,200	3,130,400
Exxon Mobil Corp.	61,200	3,490,236
Royal Dutch Petroleum Co.(a)	22,000	1,281,500
Total SA [ADR] (France)(a)	27,700	3,072,207

		12,716,233

PAPER & FOREST PRODUCTS — 2.0%
Bowater, Inc.	27,400	890,226
International Paper Co.	50,800	1,741,932

		2,632,158

PHARMACEUTICALS — 6.6%
Bristol-Meyers Squibb Co.(a)	61,900	1,609,400
Johnson & Johnson(a)	26,200	1,798,106
Merck & Co., Inc.	70,700	2,396,730
Schering-Plough Corp.	67,900	1,417,073
Wyeth	36,900	1,658,286

		8,879,595

ROAD & RAIL — 2.9%
CSX Corp.	43,900	$1,761,707
Union Pacific Corp.	33,800	2,160,834

		3,922,541

SEMI-CONDUCTOR & SEMI-CONDUCTOR INSTRUMENTS — 1.2%
Texas Instruments, Inc.(a)	64,300	1,604,928

SOFTWARE — 1.5%
Microsoft Corp.	81,800	2,069,540

SPECIALTY RETAIL — 1.1%
Home Depot, Inc.	39,900	1,411,263

TELECOMMUNICATIONS — 0.7%
SBC Communications, Inc.(a)	40,900	973,420

THRIFTS & MORTGAGE FINANCE — 0.7%
Freddie Mac	15,700	965,864

TOBACCO — 0.9%
Altria Group, Inc.	18,500	1,202,315

TOTAL LONG-TERM INVESTMENTS (Cost $123,431,190)		132,413,244

	PRINCIPAL AMOUNT (000)
SHORT-TERM INVESTMENTS — 17.7%
CERTIFICATES OF DEPOSIT — 1.8%
Banco Santander PR
2.865%, 05/09/05(b)(c)	$1,211	1,211,055
Canadian Imperial Bank of Commerce
1.72%, 05/25/05(b)	1,114	1,114,029
Svenska Handelsbanken AB
3.03%, 06/28/05(b)	27	27,436

		2,352,520

COMMERCIAL PAPER — 0.5%
Skandinaviska Enskilda Banken
2.94%, 05/17/05(b)(c)	703	703,211

CORPORATE OBLIGATIONS — 3.4%
Bank of America NA
2.80%, 05/02/05(b)(c)	663	663,249
Goldman Sachs Group, Inc.
3.08%, 05/02/05(b)(c)	2,602	2,601,725
Lehman Brothers
3.06%, 05/02/05(b)(c)	207	206,951

	PRINCIPAL AMOUNT (000)	VALUE (NOTE 2)
Morgan Stanley
3.08%, 05/02/05(b)(c)	$30	$30,421
Sedna Finance Corp.
2.923%, 05/16/05(b)(c)	1,032	1,032,044

		4,534,390

TIME DEPOSIT — 1.2%
KBC Bank
2.95%, 05/02/05(b)	1,665	1,665,452

	SHARES
NON-REGISTERED INVESTMENT COMPANY — 9.9%
BlackRock Institutional Money Market Trust(b)(j)	13,278,905	13,278,905

REGISTERED INVESTMENT COMPANIES — 0.9%
BlackRock Provident Institutional Funds TempCash Portfolio(j)	1,153,679	1,153,679

TOTAL SHORT-TERM INVESTMENTS (Cost $23,688,157)		23,688,157

TOTAL INVESTMENTS — 116.7% (Cost $147,119,347; Note 5)		156,101,401

LIABILITIES IN EXCESS OF OTHER ASSETS (INCLUDES CASH COLLATERAL FOR SECURITIES ON LOAN OF $22,534,478) — (16.7%)		(22,367,677)

NET ASSETS — 100.0%		$133,733,724

THE FOLLOWING ABBREVIATION IS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

ADR — American Depository Receipt

THE FOLLOWING ANNOTATIONS ARE USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

*	Non-income producing security.

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $21,796,272; cash collateral of $22,534,478 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral for securities on loan.

(c)	Indicates a variable rate security. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.

(j)	Security available to institutional investors only.

The industry classification of long-term portfolio holdings, short-term investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2005 were as follows:

Oil & Gas	9.6%
Media	8.5
Pharmaceuticals	6.6
Commercial Banks	6.3
Insurance	5.6
Diversified Telecommunication Services	5.2
Capital Markets	5.1
Aerospace & Defense	4.8
Diversified Financial Services	4.7
Industrial Conglomerates	4.1
Food Products	3.1
Chemicals	3.0
Road & Rail	2.9
Beverages	2.0
Paper & Forest Products	2.0
Household Durables	1.8
Multi-Utilities & Unregulated Power	1.8
Consumer Finance	1.7
Energy Equipment & Services	1.7
Gas Utilities	1.7
Software	1.5
Commercial Services & Supplies	1.3
Computers & Peripherals	1.3
Electric Utilities	1.3
Financial - Bank & Trust	1.3
Hotel, Restaurants & Leisure	1.2
Semi-Conductor & Semi-Conductor Instruments	1.2
Specialty Retail	1.1
Metals & Mining	1.0
Multiline Retail	1.0
Tobacco	0.9
Communication Equipment	0.8
Automobile Manufactures	0.7
Telecommunications	0.7
Thrifts & Mortgage Finance	0.7
Food & Staples Retailing	0.5
Financial Services	0.3
Short-Term Investments	17.7

116.7
Liabilities in excess of other assets	-16.7

TOTAL	100.0%

See Notes to Financial Statements.

Strategic Partners Balanced Fund

SCHEDULE OF INVESTMENTS

April 30, 2005

(Unaudited)

	SHARES	VALUE (NOTE 2)
LONG-TERM INVESTMENTS — 110.1%
COMMON STOCK — 59.9%
AEROSPACE
General Dynamics Corp.	84	$8,824

AIRLINES — 0.1%
Southwest Airlines Co.	5,417	80,605

AUTOMOBILE MANUFACTURERS — 0.1%
Ford Motor Co.(a)	19,138	174,347

AUTOMOTIVE PARTS — 0.6%
Autoliv, Inc. (Germany)	3,334	147,530
Goodyear Tire & Rubber Co. (The)*	1,587	18,838
Magna International, Inc. (Class “A” Stock)	8,397	513,308

		679,676

BEVERAGES — 0.9%
Molson Coors Brewing Co. (Class “B” Stock)	1,977	122,080
Pepsi Bottling Group, Inc.	31,159	893,328
PepsiAmericas, Inc.	1,166	28,789

		1,044,197

BUILDING MATERIALS — 0.1%
USG Corp.*(a)	1,786	74,994

BUSINESS SERVICES — 1.4%
Acxiom Corp.	10,348	196,612
Catalina Marketing Corp.(a)	598	13,904
Deluxe Corp.	1,865	74,469
Equifax, Inc.	24,429	822,036
Harland, (John H.) Co.	13,401	482,436

		1,589,457

CHEMICALS — 0.2%
Eastman Chemical Co.	234	12,636
Georgia Gulf Corp.	5,705	210,572

		223,208

COMPUTER HARDWARE — 1.6%
Apple Computer, Inc.*(a)	15,760	568,306
Dell, Inc.*	2,339	81,467
Ingram Micro, Inc. (Class “A” Stock)*	12,782	212,948
International Business Machines Corp.	13,181	1,006,765
Western Digital Corp.*	1,871	23,743

		1,893,229

COMPUTER SERVICES & SOFTWARE — 1.9%
AutoDesk, Inc.	2,556	81,357
Cisco Systems, Inc.*	7,966	137,652
Computer Sciences Corp.*	21,338	927,777
Intuit, Inc.*	2,837	114,331
Microsoft Corp.	15,981	404,319
Oracle Corp.*	27,251	315,022
Parametric Technology Corp.*	28,541	$151,838
Symantec Corp.*	3,023	56,772

		2,189,068

CONGLOMERATES — 0.5%
Tyco International Ltd.	18,724	586,248

CONSTRUCTION — 1.0%
Cal Dive International, Inc.*	13,755	611,822
NVR, Inc.*	831	596,949

		1,208,771

CONSUMER PRODUCTS & SERVICES — 3.7%
Black & Decker Corp.	8,292	693,460
Clorox Co.	3,847	243,515
Energizer Holdings, Inc.*	4,827	274,994
Johnson & Johnson	37,372	2,564,840
Rent-A-Center, Inc.*	22,039	529,818

		4,306,627

CONTAINERS & PACKAGING — 0.3%
Greif, Inc. (Class “A” Stock)	1,988	137,908
Silgan Holdings, Inc.	3,301	201,955

		339,863

ELECTRONIC COMPONENTS & EQUIPMENT — 0.6%
Eastman Kodak Co.(a)	27,027	675,675

ENTERTAINMENT & LEISURE — 3.5%
Disney, (Walt) Co.(a)	54,729	1,444,845
DreamWorks Animation SKG, Inc. (Class “A” Stock)*	797	29,888
Pixar*	4,232	193,572
Regal Entertainment Group (Class “A” Stock)	8,419	170,822
Time Warner, Inc.*	80,024	1,345,202
Viacom, Inc. (Class “B” Stock)	27,422	949,350

		4,133,679

ENVIRONMENTAL SERVICES — 0.1%
Republic Services, Inc.	4,220	146,012

FINANCIAL — BANK & TRUST — 5.1%
Bank of America Corp.	28,278	1,273,641
Comerica, Inc.	10,929	625,795
Fremont General Corp.	15,402	334,069
Golden West Financial Corp.(a)	18,138	1,130,542
Wachovia Corp.	28,042	1,435,190
Wells Fargo & Co.	21,321	1,277,981

		6,077,218

FINANCIAL SERVICES — 4.0%
American Express Co.	27,212	1,434,072
Capital One Financial Corp.(a)	15,080	1,069,021
Compucredit Corp.*	5,988	158,622
Countrywide Financial Corp.	37,000	1,339,030
Downey Financial Corp.	2,044	132,308
Edwards, (A.G.), Inc.	5,249	208,438

	SHARES	VALUE (NOTE 2)
Nelnet, Inc. (Class “A” Stock)*	896	$28,538
Washington Mutual, Inc.	5,238	216,434
WFS Financial, Inc.*	3,059	137,502

		4,723,965

FOOD — 1.8%
Archer-Daniels-Midland Co.	36,122	649,835
General Mills, Inc.	5,098	251,841
Hormel Foods Corp.	1,421	44,250
Pilgrim’s Pride Corp.(a)	32,380	1,168,594

		2,114,520

HEALTHCARE SERVICES — 1.0%
Kindred Healthcare, Inc.*	1,860	61,194
McKesson Corp.	29,153	1,078,661

		1,139,855

INDUSTRIAL PRODUCTS — 0.1%
Nucor Corp.(a)	1,960	100,156

INSURANCE — 4.7%
Aetna, Inc.	6,348	465,753
AmerUs Group Co.	2,375	111,649
Arch Capital Group Ltd.*	514	20,555
Axis Capital Holdings Ltd. (Bermuda)	3,584	95,334
Berkley, (W.R.) Corp.	31,012	1,007,890
Chubb Corp.	9,234	755,157
CIGNA Corp.	15,543	1,429,645
Endurance Specialty Holdings Ltd.	5,856	211,987
First American Corp.	12,034	430,817
HCC Insurance Holdings, Inc.	2,355	83,767
LandAmerica Financial Group, Inc.	2,289	113,534
Loews Corp.	4,608	326,615
Protective Life Corp.	4,398	168,180
Selective Insurance Group, Inc.	666	29,404
StanCorp Financial Group, Inc.	1,958	149,826
Zenith National Insurance Corp.	2,116	121,691

		5,521,804

INTERNET SERVICES — 0.5%
EarthLink, Inc.*	58,833	540,087

MACHINERY & EQUIPMENT — 1.0%
Cummins, Inc.(a)	9,333	634,644
Grainger (W.W.), Inc.	7,962	440,219
Kennametal, Inc.	2,113	95,719
Mettler-Toledo International, Inc. (Switzerland)*	1,406	64,465

		1,235,047

MEDICAL SUPPLIES & EQUIPMENT — 2.4%
AmerisourceBergen Corp.(a)	10,784	660,844
Amgen, Inc.*	9,411	547,814
Applera Corp. — Applied Biosystems Group	11,927	252,852
Becton, Dickinson & Co.	21,310	1,247,061
Haemonetics Corp.*	1,571	67,192
Invitrogen Corp.*	162	$11,870

		2,787,633

METALS & MINING — 1.0%
AK Steel Holding Corp.*	741	5,372
Phelps Dodge Corp.	7,604	652,804
United States Steel Corp.(a)	11,057	472,797

		1,130,973

OFFICE EQUIPMENT — 0.3%
Xerox Corp.*	26,328	348,846

OIL & GAS — 5.1%
ChevronTexaco Corp.	32,867	1,709,084
ConocoPhillips	4,344	455,468
Exxon Mobil Corp.	38,919	2,219,551
Global Industries Ltd.*	2,141	20,639
Marathon Oil Corp.	1,740	81,032
Premcor, Inc.	2,562	169,476
Sunoco, Inc.	13,942	1,383,883
Valero Energy Corp.	118	8,087

		6,047,220

PAPER & FOREST PRODUCTS — 1.1%
Louisiana-Pacific Corp.	26,025	640,215
Potlatch Corp.(a)	3,438	162,377
Weyerhaeuser Co.	7,258	497,971

		1,300,563

PHARMACEUTICALS — 2.8%
Cardinal Health, Inc.	6,701	372,375
Cephalon, Inc.*	9,381	411,826
Kos Pharmaceuticals, Inc.*	5,332	256,842
Merck & Co., Inc.	35,740	1,211,586
Pfizer, Inc.	40,118	1,090,006

		3,342,635

PRINTING & PUBLISHING
Wiley, (John) & Sons, Inc.	1,098	39,704

RAILROADS — 0.1%
Burlington Northern Santa Fe Corp.	626	30,205
Union Pacific Corp.	1,820	116,352

		146,557

REAL ESTATE — 0.3%
Jones Lang Lasalle, Inc. [REIT]	1,851	69,413
Taubman Centers, Inc. [REIT]	8,415	249,084

		318,497

RESTAURANTS — 1.6%
Darden Restaurants, Inc.	20,299	608,970
McDonald’s Corp.	42,625	1,249,339

		1,858,309

RETAIL & MERCHANDISING — 3.4%
7-Eleven, Inc.*	4,130	96,601
American Eagle Outfitters, Inc.(a)	19,242	504,525

Strategic Partners Balanced Fund

SCHEDULE OF INVESTMENTS

April 30, 2005

(Unaudited)

	SHARES	VALUE (NOTE 2)
Barnes & Noble, Inc.*	3,782	$134,639
BJ’s Wholesale Club, Inc.*	5,546	147,801
Dillard’s, Inc. (Class “A” Stock)	5,396	125,565
Federated Department Stores, Inc.	15,777	907,178
Home Depot, Inc.	20,095	710,760
Michaels Stores, Inc.	16,710	554,772
PETCO Animal Supplies, Inc.*	7,076	221,479
Sears Holdings Corp.*	863	116,712
SUPERVALU, Inc.	15,793	498,427

		4,018,459

SEMICONDUCTORS — 1.9%
Intel Corp.(a)	89,803	2,112,167
MEMC Electronic Materials, Inc.*	4,352	51,049
Omnivision Technologies, Inc.*	7,501	105,014

		2,268,230

TELECOMMUNICATIONS — 2.8%
ALLTEL Corp.(a)	1,946	110,844
AT&T Corp.	4,944	94,579
BellSouth Corp.	11,289	299,046
CenturyTel, Inc.	1,023	31,396
Commonwealth Telephone Enterprises, Inc.	2,678	124,420
Harris Corp.	9,837	277,403
Motorola, Inc.	70,953	1,088,418
Nextel Communications, Inc. (Class “A” Stock)*(a)	6,621	185,322
SBC Communications, Inc.	11,605	276,199
Sprint Corp.(a)	8,165	181,753
Verizon Communications, Inc.	18,307	655,391

		3,324,771

TRANSPORTATION — 0.4%
FedEx Corp.	806	68,470
United Parcel Service, Inc. (Class “B” Stock)	6,196	441,836

		510,306

UTILITIES — 1.9%
AES Corp.*	5,133	82,539
Constellation Energy Group, Inc.	8,993	472,672
Entergy Corp.	1,598	117,133
Exelon Corp.	12,612	624,294
FirstEnergy Corp.	20,008	870,748
FPL Group, Inc.	2,152	87,845
UGI Corp.	340	17,078

		2,272,309

TOTAL COMMON STOCK (Cost $62,026,546)		70,522,144

		PRINCIPAL AMOUNT (000)	VALUE (NOTE 2)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 20.1%
Federal Home Loan Mortgage Corp. 4.50%,
12/15/14-01/01/19		$1,422	$1,418,820
5.00%, [TBA]		1,200	1,209,000
5.50%, 12/01/33		586	593,596
5.625%, 03/15/11		500	533,481
6.50%, 06/01/16-06/01/31		425	443,382
7.00%, 03/15/10-08/01/29		1,162	1,292,076

			5,490,355

Federal National Mortgage Assoc.
4.50%, 06/01/19		347	343,800
5.00%, [TBA]		3,455	3,442,638
5.25%, 04/15/07		1,900	1,948,955
5.50%, 12/01/16-01/01/34		3,271	3,324,579
6.00%, [TBA]		3,502	3,593,107
6.125%, 03/15/12		500	550,737
6.50%, 07/01/29-10/25/35		2,979	3,100,573
6.625%, 10/15/07		450	478,096
7.00%, 05/01/11-06/01/32		581	613,933
7.50%, 07/01/29-09/01/30		77	82,305

			17,478,723

Government National Mortgage Assoc.
6.00%, 08/15/28		41	42,023
6.50%, 05/15/28-03/15/29		399	418,389
7.00%, 08/15/29-05/15/31		175	185,835
7.50%, 05/15/30		39	41,388

			687,635

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $23,477,656)			23,656,713

	MOODY’S RATING
CORPORATE OBLIGATIONS — 12.3%
BEVERAGES — 0.2%
Miller Brewing Co., Notes
4.25%, 08/15/08 144A (cost $202,382; purchased 01/06/04)(g)	Baa1	200	198,166

BROADCASTING — 0.3%
Cox Communications, Inc.
4.625%, 01/15/10 144A (cost $224,014; purchased 01/13/05)(g)	Baa3	225	221,898

	MOODY’S RATING	PRINCIPAL AMOUNT (000)	VALUE (NOTE 2)
News America Holdings Co., Gtd. Notes
7.75%, 01/20/24	Baa3	$100	$118,765

			340,663

CABLE TELEVISION — 0.3%
Comcast Corp., Gtd. Notes
5.50%, 03/15/11	Baa3	350	362,950

COMMERCIAL SERVICES — 0.1%
D.R. Horton, Inc., Sr. Notes
7.875%, 08/15/11	Ba1	120	133,416

COMPUTER SERVICES & SOFTWARE — 0.1%
Computer Associates International, Inc. Sr. Notes
4.75%, 12/01/09 144A (cost $162,137; purchased 12/09/04)(g)	Ba1	160	157,893

CONSTRUCTION — 0.1%
KB Home & Broad Home Corp., Notes
6.375%, 08/15/11	Ba1	110	113,956

CONSUMER PRODUCTS & SERVICES — 0.3%
General Electric Co., Notes
5.00%, 02/01/13	Aaa	390	397,546

CONTAINERS & PACKAGING — 0.1%
Ball Corp., Gtd. Notes
7.75%, 08/01/06	Ba2	150	154,875

DIVERSIFIED OPERATIONS — 0.8%
Morgan Stanley Traded Custody Receipts Series 2002-2, Sub. Notes
7.72%, 03/01/32 144A (cost $788,527; purchased 03/15/02 - 08/28/02)(c)(f)(g)	Baa1	756	919,948

ENTERTAINMENT & LEISURE — 0.4%
Disney, (Walt) Co., Notes
5.50%, 12/29/06	Baa1	$250	$254,981
Park Place Entertainment, Inc., Sr. Sub. Notes
7.875%, 12/15/05	Ba2	200	204,250

			459,231

ENVIRONMENTAL SERVICES — 0.1%
Waste Management, Inc. Sr. Notes
7.00%, 07/15/28	Baa3	130	148,561

FINANCIAL — BANK & TRUST — 0.9%
Bank of America Corp., Sr. Notes
4.375%, 12/01/10	Aa2	400	399,046
Citigroup, Inc., Sub. Notes
5.00%, 09/15/14	Aa2	672	677,692
Wells Fargo Bank NA, Sub Notes
4.75%, 02/09/15	Aa1	30	29,808

			1,106,546

FINANCIAL — BROKERAGE — 0.6%
Credit Suisse First Boston, Inc., Notes
3.33%, 06/19/06(c)	Aa3	200	200,655
Goldman Sachs Group, Inc., Notes
5.25%, 10/15/13	Aa3	300	304,732
Merrill Lynch & Co., Inc., Notes
2.07%, 06/12/06	Aa3	250	245,132

			750,519

FINANCIAL SERVICES — 3.1%
American General Finance, Notes
4.50%, 11/15/07	A1	200	200,693
American International Group, Inc., Notes
4.25%, 05/15/13	NR	60	57,065
Capital One Financial, Notes
4.80%, 02/21/12	Baa3	150	147,821

Strategic Partners Balanced Fund

SCHEDULE OF INVESTMENTS

April 30, 2005

(Unaudited)

	MOODY’S RATING	PRINCIPAL AMOUNT (000)	VALUE (NOTE 2)
Deutsche Telekom International Finance BV, Gtd. Notes (Netherlands)
8.50%, 06/15/10(1)	Baa1	$180	$208,976
Fannie Mae, Notes
3.00%, 08/15/07	Aaa	940	921,189
Federal Home Loan Bank, Notes
3.375%, 09/14/07	Aaa	1,000	989,318
Ford Motor Credit Co., Notes
6.50%, 01/25/07	A3	80	80,024
7.375%, 10/28/09	A3	350	337,011
General Electric Capital Corp., Sr. Notes
4.25%, 12/01/10	Aaa	150	148,708
General Motors Acceptance Corp., Notes
6.125%, 08/28/07	Baa1	150	146,236
6.875%, 09/15/11	Baa1	120	105,264
Morgan Stanley, Notes
4.25%, 05/15/10	Aa3	150	147,440

			3,489,745

HOTELS & MOTELS — 0.1%
Starwood Hotels & Resorts, Debs.
7.375%, 11/15/15	Ba1	110	118,525

INSURANCE — 0.3%
Genworth Financial, Inc., Notes
5.75%, 06/15/14	A2	150	158,507
Monumental Global Funding II, Notes
3.85%, 03/03/08 144A (cost $250,000; purchased 02/05/03)(g)	Aa3	250	248,899

			407,406

INTERNET SERVICES
IAC Interactive Corp., Notes
7.00%, 01/15/13	Baa3	50	53,164

MEDICAL SUPPLIES & EQUIPMENT — 0.4%
Beckman Coulter, Inc., Gtd. Notes
7.45%, 03/04/08	Baa3	$300	$324,755
Schering-Plough Corp., Notes
5.30%, 12/01/13	Baa1	100	103,949

			428,704

OIL & GAS — 0.8%
Anadarko Petroleum Corp., Debs.
7.95%, 04/15/29	Baa1	200	261,397
Devon Energy Corp., Sr. Notes
2.75%, 08/01/06	Baa2	200	195,746
Enterprise Product Partners L.P., Sr. Notes
4.625%, 10/15/09	Baa3	250	246,345
Nexen, Inc., Notes
5.875%, 03/10/35	Baa2	150	145,094
XTO Energy, Inc., Notes
5.30%, 06/30/15	Baa	50	50,595

			899,177

RAILROADS — 0.4%
Canadian National Railways Co., Bonds
6.25%, 08/01/34	Baa1	200	225,024
Norfolk Southern Corp., Bonds
7.80%, 05/15/27	Baa1	150	193,160

			418,184

RESTAURANTS — 0.3%
Yum! Brands, Inc., Sr. Notes
8.875%, 04/15/11	Baa3	250	302,256

RETAIL & MERCHANDISING — 0.5%
CVS Corp., Notes
4.00%, 09/15/09	A3	100	98,521
May Department Stores Co., Notes
4.80%, 07/15/09	Baa2	300	300,529
Safeway, Inc., Notes
6.50%, 03/01/11	Baa2	200	212,783

			611,833

	MOODY’S RATING		PRINCIPAL AMOUNT (000)	VALUE (NOTE 2)
TELECOMMUNICATIONS — 1.2%
AT&T Broadband Corp., Gtd. Notes
8.375%, 03/15/13	Baa3		$38	$46,201
AT&T Corp., Notes
6.00%, 03/15/09	Baa2		0(r)	210
AT&T Corp., Sr. Notes
9.05%, 11/15/11	Ba1		115	131,819
AT&T Wireless Services, Inc., Sr. Notes
7.875%, 03/01/11	Baa2		250	287,875
BellSouth Corp., Notes
5.20%, 12/15/16	A2		120	120,429
British Telecom PLC, Notes (United Kingdom)
7.00%, 05/23/07(l)	Baa1		175	184,387
Deutsche Telekom International Finance, Gtd. Notes (Germany)
5.25%, 07/22/13(l)	Baa1		50	51,141
France Telecom SA, Notes (France)
8.00%, 03/01/11(l)	Baa1		100	115,381
Nextel Communications, Sr. Notes
5.95%, 03/15/14	Ba3		180	183,150
Sprint Capital Corp., Gtd. Notes
8.75%, 03/15/32	Baa3		60	80,929
Sprint Capital Corp., Notes
8.375%, 03/15/12	Baa3		150	177,868
Verizon Virginia, Inc., Debs.
4.625%, 03/15/13	Aa3		70	67,917

				1,447,307

UTILITIES — 0.9%
Carolina Power & Light
5.15%, 04/01/15	A3		30	30,398
CenterPoint Energy Resources Corp., Debs
6.50%, 02/01/08	Ba1		225	236,554
Dominion Resources, Inc., Notes
4.125%, 02/15/08	Baa1		$250	$248,625
Firstenergy Corp., Notes
6.45%, 11/15/11	Baa3		180	193,577
Pacific Gas & Electric Corp., First Mortgage
6.05%, 03/01/34	Baa1		80	85,785
Tampa Electric Co., Notes
6.375%, 08/15/12	Baa2		100	109,393
Virginia Electric & Power Co., Notes
5.25%, 12/15/15	A3		200	203,606

				1,107,938

TOTAL CORPORATE OBLIGATIONS (Cost $14,361,830)				14,528,509

ASSET-BACKED SECURITIES — 7.5%
ABSC NIMS Trust, Series 2004-HE5, Class A1
5.00%, 08/27/34 144A (cost $31,385; purchased 06/22/04)(g)	BBB+	(d)	31	31,301
Accredited Mortgage Loan Trust, Series 2004-4, Class A2A
3.17%, 05/25/05(c)	Aaa		400	400,273
Ameriquest Finance NIM Trust, Series 2004-RN4, Class A
4.60%, 07/25/34	BBB+	(d)	28	28,185
Ameriquest Finance NIM Trust, Series 2004-RN5, Class A
5.193%, 06/25/34 144A (cost $22,659; purchased 06/24/04)(g)	BBB+	(d)	23	22,576

Strategic Partners Balanced Fund

SCHEDULE OF INVESTMENTS

April 30, 2005

(Unaudited)

	MOODY’S RATING		PRINCIPAL AMOUNT (000)	VALUE (NOTE 2)
Ameriquest Mortgage Securities, Inc., Series 2004-R8, Class A2
3.18%, 09/25/34(c)	Aaa		$62	$61,836
Argent NIM Notes, Series 2004-WN9, Class A
5.19%, 10/25/34 144A (cost $31,055; purchased 09/09/04)(g)	BBB	(d)	31	30,963
Argent NIM Trust, Series 2004-Wn10, Class A
4.212%, 11/26/34 144A (cost $32,607; purchased 10/19/04)(g)	A-	(d)	33	32,587
Argent NIM Trust, Series 2004-WN2, Class
4.55%, 04/25/34	BBB	(d)	13	12,584
Argent NIM Trust, Series 2004-WN8, Class
4.70%, 07/25/34	BBB+	(d)	28	27,786
Asset Backed Funding Corp. NIM Trust, Series 2003-OPT1, Class Notes
6.90%, 07/26/33	BBB+	(d)	3	2,947
Asset Backed Funding Corp. NIM Trust, Series 2004-OPT4, Class N1
4.45%, 05/26/34	A-	(d)	50	49,581
Capital One Prime Auto Receivables Trust, Series 2004-2, Class A4
3.014%, 04/15/10(c)	Aaa		550	550,708
Centex Home Equity, Series 2004-C, Class AF1
2.82%, 01/25/19	Aaa		191	190,537
CNH Equipment Trust, Series 2004-A, Class A3A
3.024%, 10/15/08(c)	Aaa		$110	$110,117
Countrywide Asset-Backed Certificates Series 2004-11N, Class-N
5.25%, 05/25/05 144A (cost $23,852; purchased 10/27/04)(g)	BBB	(d)	24	23,788
Countrywide Asset-Backed Certificates, Series 2004-11, Class-A1
3.21%, 05/25/05(c)	AAA	(d)	829	829,359
Countrywide Asset-Backed Certificates, Series 2004-13, Class AV1
3.16%, 12/25/34(c)	Aaa		479	479,458
Countrywide Certificates, Series 2004-5N, Class N1
5.50%, 10/25/35	BBB	(d)	26	25,458
Countrywide Partnership Trust Series 2004-EC1 Class 2A1
3.19%, 05/25/05(c)	Aaa		282	282,475
Equifirst Mortgage Loan Trust Series 2004-3 Class A1
3.18%, 05/25/05(c)	Aaa		261	260,826
Finance America NIM Trust, Series 2004-1, Class A
5.25%, 06/27/34	BBB+	(d)	23	22,880
First Franklin Mortgage Loan Asset Backed, Series 2005-FF4 2A1
2.93%, 05/25/05(c)	Aaa		1,600	1,599,999

	MOODY’S RATING		PRINCIPAL AMOUNT (000)	VALUE (NOTE 2)
First Franklin NIM Trust, Series 2004-FF1, Class N1
4.50%, 11/25/34(c)	BBB+	(d)	$19	$18,487
Ford Credit Auto Owner Trust, Series 2002-A, Class B
4.79%, 11/15/06	Aaa		300	301,111
Ford Credit Floorplan Master Owner Trust, Series 2004-1, Class A
2.85%, 07/15/09(c)	Aaa		1,613	1,614,541
Fremont NIM Trust, Series 2004-B, Class Notes
4.703%, 05/25/34 144A (cost $22,697; purchased 05/20/04)(g)	BBB+	(d)	23	22,617
GSAMP Trust, Series 2004-NIM1, Class N1
5.50%, 09/25/34 144A (cost $35,974; purchased 09/20/04)(g)	BBB	(d)	36	35,904
Long Beach Asset Holdings Corp., Series 2004-5, Class Notes
5.00%, 09/25/34 144A (cost $31,774; purchased 09/15/04)(g)	A-	(d)	32	31,600
Long Beach Asset Holdings Corp., Series 2005-1, Class N1
4.115%, 02/25/35 144A (cost $90,599; purchased 01/19/05)(g)	NR		91	90,599
Master NIM Trust, Series 2004-CI3, Class N1
4.45%, 02/26/34 144A (cost $10,491; purchased 05/18/04)(g)	A	(d)	$10	$10,004
Merrill Lynch Mortgage Investors, Inc., Series 2003-OP1N, Class N1
7.25%, 07/25/34	BBB	(d)	10	9,883
Morgan Stanley Capital I, Series 2004-NC2N, Class Notes
6.25%, 12/25/33 144A (cost $3,452; purchased 03/16/04)(g)	BBB+	(d)	3	3,434
Park Place Securities, Inc., Series 2004-WHQ2, Class A3B
3.18%, 05/25/05(c)	Aaa		871	871,671
Residential Asset Securities Corp., Series 2004-KS2, Class MI1
4.71%, 03/25/34	Aa2		75	73,130
Sail Net Interest Margin Notes, Series 2004-8A, Class A
5.00%, 09/27/34 144A (cost $53,578; purchased 09/13/04)(g)	A-	(d)	53	53,247
Sail Net Interest Margin Notes, Series 2004-BNCA, Class A
5.00%, 09/27/34	A-	(d)	24	24,086

Strategic Partners Balanced Fund

SCHEDULE OF INVESTMENTS

April 30, 2005

(Unaudited)

	MOODY’S RATING		PRINCIPAL AMOUNT (000)	VALUE (NOTE 2)
Sharps SP I LLC Net Interest Margin Trust, Series 2004-OP1N, Class NA
5.19%, 04/25/34 144A (cost $28,080; purchased 06/09/04)(g)	BBB	(d)	$28	$28,100
SLM Student Loan Trust, Series 2005-2, Class A1
3.141%, 07/25/05(c)	Aaa		601	600,866

TOTAL ASSET-BACKED SECURITIES (Cost $8,862,935)				8,865,504

COLLATERALIZED MORTGAGE OBLIGATIONS — 6.1%
Ameriquest Finance NIM Trust, Series 2003-N11A, Class Notes
7.143%, 10/25/33	BBB+	(d)	5	5,360
Bank of America Commercial Mortgage, Inc., Series 2004-1, Class XP [IO]
0.80%, 11/10/39	AAA	(d)	2,865	80,027
Bank of America Large Loan, Series 2005-Boca, Class A1
2.95%, 05/16/05 144A(c) (cost $250,000; purchased 03/04/05)(g)	Aaa		250	250,071
Bank of America Mortgage Securities, Series 2004-F, Class 2A5
4.175%, 07/25/34(c)	Aaa		1,000	988,012
Bear Stearns Commercial Mortgage Securities, Series 2004-BA5A, Class A1
3.084%, 05/15/05 144A (cost $709,150; purchased 12/15/04)(c)(g)	Aaa		$709	$709,577
Bear Stearns Commercial Mortgage Securities, Series 2004-T16, Class-X2
0.81%, 08/13/46 [IO]	AAA	(d)	4,500	187,066
Citigroup Commercial Mortgage Trust, Series 2004-FL1, Class A1
3.084%, 07/15/18(c)	Aaa		1,138	1,139,904
Commercial Mortgage Acceptance Corp., Series 1998-C2, Class X
1.02%, 09/15/30 [IO]	AAA	(d)	6,067	223,987
Commercial Mortgage Pass-Through, Series 2004-HTL1, Class A1
3.194%, 07/15/16(c)	Aaa		277	276,925
Federal National Mortgage Assoc., Series 2003-52, Class KF
3.25%, 07/25/17(c)	NR		319	320,178
First Franklin Mortgage Loan Asset Backed, Series 2004-Ff11, Class 2A1
3.17%, 05/25/05	Aaa		650	649,824

	MOODY’S RATING		PRINCIPAL AMOUNT (000)	VALUE (NOTE 2)
GMAC Commercial Mortgage Securities, Inc., Series 2002-C2, Class A1
4.321%, 10/15/38	Aaa		$365	$366,314
LB-UBS Commercial Mortgage Trust, Series 2003-C5, Class A2
3.478%, 07/15/27	AAA	(d)	700	684,514
Master Alternative Loans Trust, Series 2003-8, Class 4A1
7.00%, 12/25/33	AAA	(d)	149	151,616
NationsLink Funding Corp., Series 1998-2, Class A1
6.001%, 08/20/30	Aaa		12	11,807
Washington Mutual, Series 2004-AR4, Class A6
3.809%, 06/25/34	Aaa		500	488,863
Washington Mutual, Series 2004-AR9, Class A7
4.225%, 08/25/34	Aaa		640	635,406

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $7,206,156)				7,169,451

U.S. TREASURY OBLIGATIONS — 4.0%
U.S. Treasury Bonds
8.00%, 11/15/21(a)			600	838,547
6.25%, 08/15/23			600	721,266
6.125%, 11/15/27			600	726,258
5.375%, 02/15/31(a)			515	581,829
U.S. Treasury Inflationary Bonds [TIPS]
1.625%, 01/15/15(a)			$1,600	$1,612,128
U.S. Treasury Notes
4.75%, 05/15/14(a)			250	260,684

TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,540,729)				4,740,712

MUNICIPAL BONDS — 0.2%
ILLINOIS
Illinois State Taxable Pension
5.10%, 06/01/33 (Cost $200,000)	Aa3		200	196,970

			UNITS
WARRANTS
TELECOMMUNICATIONS
Lucent Technologies, Inc., expiring on 12/10/07* (Cost $541)			398	191

TOTAL LONG-TERM INVESTMENTS (Cost $120,676,393)				129,680,194

			PRINCIPAL AMOUNT (000)
SHORT-TERM INVESTMENTS — 8.0%
CERTIFICATES OF DEPOSIT — 0.2%
Banco Santander PR
2.865%, 05/09/05(b)(c)			187	186,915
Canadian Imperial Bank of Commerce
1.72%, 05/25/05(b)			26	26,117
Fortis Bank
2.055%, 06/08/05(b)			45	44,522
Svenska Handelsbanken AB
3.03%, 06/28/05(b)			107	106,913

				364,467

COMMERCIAL PAPER — 1.0%
Skandinaviska Enskilda Banken
2.94%, 05/17/05(b)(c)			1,342	1,341,759

Strategic Partners Balanced Fund

SCHEDULE OF INVESTMENTS

April 30, 2005

(Unaudited)

	PRINCIPAL AMOUNT (000)	VALUE (NOTE 2)
CORPORATE OBLIGATIONS — 2.7%
Bank of America NA
2.80%, 05/02/05(b)(c)	$46	$45,982
3.08%, 05/02/05(b)	1,613	1,613,426
Merrill Lynch & Co., Inc.
2.85%, 05/02/05(b)	249	249,453
Morgan Stanley
3.07%, 05/02/05(b)(c)	1,015	1,015,332
3.08%, 05/02/05(b)(c)	233	232,880
Natexis Banque NY
3.05%, 05/02/05(b)(c)	123	122,504
Sedna Finance Corp.
2.923%, 05/16/05(b)(c)	48	47,761

		3,327,338

TIME DEPOSIT — 0.8%
KBC Bank
2.95%, 05/02/05(b)	190	189,871
HSH Nordbank AG
2.968%, 05/02/05(b)	847	847,330

		1,037,201

	SHARES
NON-REGISTERED INVESTMENT COMPANY — 2.7%
BlackRock Institutional Money Market Trust(b)(j)	3,288,582	3,288,582

TOTAL SHORT-TERM INVESTMENTS (Cost $9,359,347)		9,359,347

TOTAL INVESTMENTS — 118.1% (Cost $130,035,740; Note 5)		139,039,541
LIABILITIES IN EXCESS OF OTHER ASSETS (INCLUDES CASH COLLATERAL FOR SECURITIES ON LOAN OF $9,359,347)(U) — (18.1%)		(21,320,330)

NET ASSETS — 100.0%		$117,719,211

THE FOLLOWING ABBREVIATIONS ARE USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

144A	Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

IO	Interest Only

NR	Not Rated by Moody’s or Standard & Poor’s.

REIT	Real Estate Investment Trust

TBA	Securities purchased on a forward commitment basis

TIPS	Treasury Inflation Protection Securities

THE FOLLOWING ANNOTATIONS ARE USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

*	Non-income producing security.

(a)	All or a portion of security is on loan. Securities on loan have an aggregate market value of $9,121,751; cash collateral of $9,359,347 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.

(b)	Represents security purchased with cash collateral for securities on loan.

(c)	Indicates a variable rate security. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.

(d)	Standard & Poor’s rating.

(f)	A TRACER (Traded Custody Receipts). Rate shown reflects the weighted average rate of the underlying securities as of April 30, 2005.

(g)	Indicates a security that has been deemed illiquid. The aggregate cost of illiquid securities is $3,004,413. The aggregate value, $3,123,172 represents 2.65% of net assets.

(j)	Security available to institutional investors only.

(l)	US$ Denominated Foreign Bonds.

(r)	Less than 1,000 par.

(u)	Liabilities in excess of other assets includes net unrealized depreciation on futures contracts as follows:

NUMBER OF CONTRACTS	TYPE	EXPIRATION MONTH	VALUE AT TRADE DATE	VALUE AT APRIL 30, 2005	UNREALIZED DEPRECIATION
LONG POSITION:
3	S&P 500	Jun 05	$895,313	$868,875	$(26,438	)(1)

(1)	Cash of $48,000 has been segregated with the custodian to cover requirements for open futures contracts at April 30, 2005

The industry classification of long-term portfolio holdings, short-term investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2005 were as follows:

U.S. Government Agency Mortgage-Backed Securities	20.1%
Asset-Backed Securities	7.5
Financial Services	7.1
Collateralized Mortgage Obligations	6.1
Financial-Bank & Trust	6.0
Oil & Gas	5.9
Insurance	5.0
Consumer Products & Services	4.0
Telecommunications	4.0
U.S. Treasury Obligations	4.0
Entertainment & Leisure	3.9
Retail & Merchandising	3.9
Medical Supplies & Equipment	2.8
Pharmaceuticals	2.8
Utilities	2.8
Computer Services & Software	2.0
Restaurants	1.9
Semiconductors	1.9
Food	1.8
Computer Hardware	1.6
Business Services	1.4
Beverages	1.1
Construction	1.1
Paper & Forest Products	1.1
Healthcare Services	1.0
Machinery & Equipment	1.0
Metals & Mining	1.0
Diversified Operations	0.8
Automotive Parts	0.6
Electronic Components & Equipment	0.6
Financial – Brokerage	0.6
Conglomerates	0.5
Internet Services	0.5
Railroads	0.5
Containers & Packaging	0.4
Transportation	0.4
Broadcasting	0.3
Cable Television	0.3
Office Equipment	0.3
Real Estate	0.3
Chemicals	0.2
Environmental Services	0.2
Municipal Bonds	0.2
Airlines	0.1
Automobile Manufacturers	0.1
Building Materials	0.1
Commercial Services	0.1
Hotels & Motels	0.1
Industrial Products	0.1
Short-Term Investments	8.0

118.1
Liabilities in excess of other assets	-18.1

TOTAL	100.0%

See Notes to Financial Statements.

Strategic Partners High Yield Bond Fund

SCHEDULE OF INVESTMENTS

April 30, 2005

(Unaudited)

	MOODY’S RATING		PRINCIPAL AMOUNT (000)#	VALUE (NOTE 2)
LONG-TERM INVESTMENTS — 95.6%
CORPORATE OBLIGATIONS — 94.7%
AEROSPACE — 2.1%
Argo-Tech Corp., Sr. Notes
9.25%, 06/01/11	B	(d)	$500	$537,500
BE Aerospace, Inc., Sr. Sub. Notes
8.875%, 05/01/11	Caa2		250	253,125
K & F Acquisition, Inc., Sr. Sub. Notes
7.75%, 11/15/14 144A K & F Parent Inc., Sr. Notes
11.50%, 02/01/15	Caa1		500	492,500
[PIK] 144A (cost $125,000; purchased 02/04/05)(g)	Caa2		125	124,688
Sequa Corp., Sr. Notes
9.00%, 08/01/09	B1		500	530,000
Standard Aero Holdings, Inc., Sr. Sub. Notes
8.25%, 09/01/14 144A	Caa1		375	386,250
TransDigm, Inc., Gtd. Notes
8.375%, 07/15/11	B3		500	512,500
Vought Aircraft Industry, Sr. Notes
8.00%, 07/15/11	B2		125	119,375

				2,955,938

AIRLINES — 0.1%
Northwest Airlines, Inc., Gtd. Notes
10.00%, 02/01/09	Caa1		250	126,250

AUTOMOTIVE PARTS — 2.9%
Accuride Corp., Sr. Sub. Notes
8.50%, 02/01/15 144A	Caa1		250	236,250
Advanced Accessory System, Sr. Notes
10.75%, 06/15/11	B3		250	178,750
Affinia Group, Inc., Gtd. Notes
9.00%, 11/30/14 144A	Caa1		250	223,750
Allied Holdings, Inc., Gtd. Notes, Series B
8.625%, 10/01/07	Caa1		$156	$85,020
Dana Corp., Notes
9.00%, 08/15/11	Ba3		150	161,147
Delco Remy International, Inc., Sr. Sub Notes
9.375%, 04/15/12	Caa1		500	402,500
Foamex L.P., Gtd. Notes
9.875%, 06/15/07	Caa2		100	51,500
10.75%, 04/01/09	B3		250	208,750
Goodyear Tire & Rubber Co., Notes
7.857%, 08/15/11	B3		500	452,500
Navistar International. Sr. Notes
6.25%, 03/01/12 144A	Ba3		250	221,250
Schefenaccker AG, Sr. Sub. Notes (Netherlands)
9.50%, 02/11/14	B2		EUR 125	108,176
Stoneridge, Inc., Gtd. Notes
11.50%, 05/01/12	B1		250	266,250
Tenneco Automotive, Inc., Sr. Sub. Notes
8.625%, 11/15/14 144A (cost $125,000; purchased 11/09/04)(g)	B3		125	114,688
TRW Automotive, Inc., Sr. Sub. Notes
11.00%, 02/15/13	B1		829	895,319
United Components, Inc., Sr. Sub. Notes
9.375%, 06/15/13	B3		500	462,500

				4,068,350

BUILDING MATERIALS — 3.2%
ACIH, Inc., Sr. Disc. Notes, Zero Coupon (until 12/15/07)
11.50%, 12/15/12 144A	CCC+	(d)	125	85,625
Associated Materials, Inc., Gtd. Notes
9.75%, 04/15/12	Caa1		325	346,938

	MOODY’S RATING	PRINCIPAL AMOUNT (000) #		VALUE (NOTE 2)
Associated Materials, Inc., Sr. Disc. Notes, Zero Coupon (until 03/01/09)
11.25%, 03/01/14	Caa2		$500	$340,000
Culligan Finance Corp. BV, Sr. Notes (Netherlands)
8.00%, 10/01/14	B3	EUR	250	328,952
FIMEP SA, Sr. Notes (France)
10.50%, 02/15/13(l)	B1		750	847,500
Goodman Global Holdings, Sr. Sub. Notes
7.875%, 12/15/12 144A	Caa1		250	221,250
Grohe Holding GMBH, Sr. Notes (Germany)
8.625%, 10/01/14	B3	EUR	1,000	1,277,200
Norcraft Cos. LLC, Sr. Sub. Notes
9.00%, 11/01/11	B3		300	301,500
Norcraft Holdings Capital, Sr. Disc. Notes, Zero Coupon (until 09/01/08)
9.75%, 09/01/12	Caa1		250	172,500
Nortek, Inc., Sr. Sub. Notes
8.50%, 09/01/14	Caa1		500	445,000

				4,366,465

CAPITAL GOODS — OTHERS — 0.9%
Altra Industrial Motion, Sec’d. Notes
9.00%, 12/01/11 144A (cost $126,000; purchased 11/22/04)(g)	B3		125	124,688
Columbus Mckinnon Corp., Sec’d. Notes
10.00%, 08/01/10	B3		125	135,000
Mueller Group, Inc., Sr. Sub. Notes
10.00%, 05/01/12	Caa1		425	459,000
Rexnord Corp., Gtd. Notes
10.125%, 12/15/12	B3		$500	$537,500

				1,256,188

CHEMICALS — 8.7%
BCP Crystal Holdings Corp., Sr. Sub. Notes
9.625%, 06/15/14	B3		362	400,915
Borden US Financial/ Nova Scotia, Sec’d Notes
9.00%, 07/15/14 144A	B3		250	251,250
Compass Minerals Group, Inc., Gtd. Notes
10.00%, 08/15/11	B3		500	547,500
Compass Minerals International, Inc., Sr. Disc. Notes, Zero Coupon (until 06/01/08)
12.00%, 06/01/13	B-		750	630,000
Compass Minerals International, Inc., Sr. Notes, Zero Coupon (until 12/15/07)
12.75%, 12/15/12	B-		500	432,500
Crompton Corp., Sr. Notes
9.875%, 08/01/12	B1		250	287,500
Crystal US Holdings, Sr. Disc. Notes, Zero Coupon (until 10/01/09)
10.50%, 10/01/14 144A (cost $420,249; purchased 10/05/04 - 10/28/04)(g)	Caa2		650	425,750
Dynea International Oy Co., Gtd. Notes (Finland)
12.25%, 08/15/10	Caa2	EUR	375	499,460
Equistar Chemical L.P., Gtd. Notes
10.125%, 09/01/08	B2		725	801,125

Strategic Partners High Yield Bond Fund

SCHEDULE OF INVESTMENTS

April 30, 2005

(Unaudited)

	MOODY’S RATING	PRINCIPAL AMOUNT (000)#		VALUE (NOTE 2)
Huntsman Advanced Materials, Inc., Sec’d Notes
11.00%, 07/15/10 144A	Ba3		$250	$286,250
Huntsman ICI Chemicals LLC, Gtd. Notes
10.125%, 07/01/09	B3		610	635,925
Invista Co., Notes
9.25%, 05/01/12 144A	B1		625	669,531
Kranton Polymers LLC, Sr. Sub. Notes
8.125%, 01/15/14 144A	Caa1		500	457,500
LBC Luxembourg Holdings SA, Gtd. Notes (Luxembourg)
11.00%, 05/15/14	Caa1	EUR	250	334,582
Lyondell Chemical Co., Gtd. Notes
10.875%, 05/01/09	B3		500	520,000
Lyondell Chemical Co., Sec’d. Notes
9.875%, 05/01/07	B1		144	148,320
PQ Corp., Gtd. Notes
7.50%, 02/15/13 144A	B3		250	243,750
Rhodia SA, Sr. Notes (France)
10.25%, 06/01/10(l)	B3		750	798,750
Rhodia SA, Sr. Sub. Notes (France)
8.875%, 06/01/11(l)	Caa1		500	470,000
9.25%, 06/01/11(l)	Caa1		500	595,169
Rockwood Specialties, Inc., Sr. Sub. Notes
10.625%, 05/15/11	B3		625	688,281
7.625%, 11/15/14 144A	B3		750	962,725
United Agricultural Products Holding Corp., Sr. Disc. Notes, Zero Coupon (Until 01/15/08)
10.75%, 07/15/12	B3		800	616,000
United Agricultural Products Holding Corp., Sr. Notes
8.25%, 12/15/11	B1		$158	$155,630

				11,858,413

CONGLOMERATES — 2.5%
Blount, Inc., Sr. Sub. Notes
8.875%, 08/01/12	Caa1		375	388,125
Bombardier, Inc., Notes (Canada)
6.75%, 05/01/12 144A(l)	Ba2		500	452,500
Invensys PLC, Sr. Notes (United Kingdom)
9.875%, 03/15/11 144A(l)	B3		500	497,500
Mark IV Industries, Inc., Sr. Sub. Notes
7.50%, 09/01/07	Caa1		750	718,125
Noma Luxembourg SA, Sr. Notes (Luxembourg)
9.75%, 07/15/11	B3	EUR	250	345,037
Park-Ohio Industries, Inc., Sr. Sub. Notes
8.375%, 11/15/14 144A	Caa1		375	339,375
Polypore, Inc., Sr. Disc. Notes, Zero Coupon (until 10/01/08)
10.50%, 10/01/12 144A	Caa2		250	141,250
Polypore, Inc., Sr. Sub Notes
8.75%, 05/15/12	Caa1		250	212,500
8.75%, 05/15/12	Caa1		250	321,713

				3,416,125

CONSUMER CYCLICAL — SERVICES — 2.2%
Brickman Group Ltd. (The), Gtd. Notes, Series B
11.75%, 12/15/09	B2		500	567,500
Interline Brands, Inc., Sr. Sub. Notes
11.50%, 05/15/11	B3		325	368,875

	MOODY’S RATING	PRINCIPAL AMOUNT (000)#		VALUE (NOTE 2)
Ray Acquisition SCA. Sr. Notes (France) 9.375%, 03/16/15 144A (cost $1,316,022; purchased 03/11/05-04/07/05)(g)	Caa1	EUR	1,000	$1,196,773
United Rentals NA, Inc., Sr. Notes
7.75%, 11/15/13	B2		$1,000	942,500

				3,075,648

CONSUMER PRODUCTS — 6.9%
Aearo Co., Sr. Sub. Notes
8.25%, 04/15/12	B3		225	227,250
Ames True Temper, Inc., Sr. Sub. Notes
10.00%, 07/15/12	Caa1		250	208,750
Bear Creek Corp., Sr. Notes
9.00%, 03/01/13 144A	B3		250	246,250
Briggs & Stratton Corp., Gtd. Notes
8.875%, 03/15/11	Ba1		400	462,000
Chattem, Inc., Sr. Sub. Notes
7.00%, 03/01/14	B2		500	507,500
Del Laboratories, Inc., Sr. Sub. Notes
8.00%, 02/01/12 144A	B3		250	237,500
FTD, Inc., Gtd. Notes
7.75%, 02/15/14	B3		365	365,000
Johnsondiversey Holdings, Inc., Disc Notes, Zero Coupon (until 05/15/07)
10.67%, 05/15/13	B3		500	397,500
Jostens Holding Corp., Sr. Disc. Notes, Zero Coupon (until 12/01/08)
10.25%, 12/01/13	Caa2		1,025	748,250
Jostens IH Corp. Sr. Sub Notes
7.625%, 10/01/12	B3		500	502,500
Leiner Health Products, Sr. Sub. Notes
11.00%, 06/01/12	B3		$250	$265,000
Norcross Safety Products, Sr. Sub. Notes
9.875%, 08/15/11	B3		375	397,500
NSP Holdings Capital Corp., Sr. Notes
11.75%, 01/01/12 [PIK] 144A (cost $125,000; purchased 12/16/04)(g)	Caa1		125	127,500
Playtex Products, Inc., Gtd. Notes
9.375%, 06/01/11	Caa2		500	521,250
Prestige Brands, Inc., Sr. Sub. Notes
9.25%, 04/15/12	B3		225	232,875
Rayovac Corp., Sr. Sub. Notes
8.50%, 10/01/13	B3		375	387,188
7.375%, 02/01/15 144A (cost $255,536; purchased 02/15/05)(g)	B3		250	243,750
Reddy Ice Group, Inc., Sr. Sub. Notes
8.875%, 08/01/11	B3		525	591,292
Safilo Capital International SA, Sr. Notes (Luxembourg)
9.625%, 05/15/13	Caa2	EUR	1,000	1,299,720
Sealy Mattress Co., Sr. Sub. Notes
8.25%, 06/15/14	B3		500	507,500
Simmons Co., Sr. Disc. Notes, Zero Coupon (until 12/15/09)
10.00%, 12/15/14 144A	Caa2		375	208,125
Solo Cup Co., Sr. Sub. Notes
8.50%, 02/15/14	B3		375	363,750
True Temper Sports, Inc., Gtd. Notes
8.375%, 09/15/11	Caa1		100	88,000

Strategic Partners High Yield Bond Fund

SCHEDULE OF INVESTMENTS

April 30, 2005

(Unaudited)

	MOODY’S RATING	PRINCIPAL AMOUNT (000)#	VALUE (NOTE 2)
WH Holdings Ltd., Sr. Notes
9.50%, 04/01/11	B2	$375	$401,250

			9,537,200

DEFENSE — 0.7%
Alliant Techsystems, Inc., Gtd. Notes
8.50%, 05/15/11	B2	500	533,750
Communications & Power Industry, Sr. Sub Notes
8.00%, 02/01/12	B3	500	485,000

			1,018,750

ELECTRIC — 2.9%
Caithness Coso Funding Corp., Sec’d. Notes
9.05%, 12/15/09	Ba1	663	713,253
Calpine Canada Energy Finance Corp., Gtd Notes (Canada)
8.50%, 05/01/08(l)	Caa1	250	126,250
Calpine Corp., Sec’d. Notes
8.50%, 07/15/10 144A	B-	500	350,000
Calpine Corp., Sr. Notes
8.50%, 02/15/11	Caa1	825	410,438
Dynegy Holdings, Inc., Sec’d. Notes
10.125%, 07/15/13 144A	B3	250	258,750
Dynegy Holdings, Inc., Sr. Notes
8.75%, 02/15/12	Caa2	500	446,250
Midwest Generation LLC, Notes
8.75%, 05/01/34	B1	750	821,249
NRG Energy, Inc., Sec’d. Notes
8.00%, 12/15/13 144A	B1	386	391,790
Reliant Resource, Inc., Sec’d. Notes
9.25%, 07/15/10	B1	250	256,875
Texas Genco LLC Financing, Sr. Notes
6.875%, 12/15/14 144A (cost $264,782; purchased 02/15/05)(g)	B1	$250	$246,250

			4,021,105

ENERGY — 2.5%
Chesapeake Energy Corp., Sr. Notes
6.375%, 06/15/15 144A (cost $261,020; purchased 02/09/05)(g)	Ba3	250	246,250
El Paso Production Holding Co., Gtd. Notes
7.75%, 06/01/13	B3	500	506,250
Foundation PA Coal Co., Sr. Notes
7.25%, 08/01/14	B1	500	516,250
Magnum Hunter Resources, Inc., Gtd. Notes
9.60%, 03/15/12	B2	195	217,425
Pride International, Inc., Sr. Notes
7.375%, 07/15/14	Ba2	375	395,625
Swift Energy Co., Sr. Sub. Notes
9.375%, 05/01/12	B2	675	725,625
Tesoro Petroleum Corp., Gtd. Notes, Series B
9.625%, 11/01/08	B2	650	695,500
Tesoro Petroleum Corp., Sec’d. Notes
8.00%, 04/15/08	Ba3	125	131,563

			3,434,488

ENTERTAINMENT — 1.4%
Six Flags, Inc., Sr. Notes
9.75%, 04/15/13	Caa1	250	220,000
Universal City Development Partners Ltd., Sr. Notes
11.75%, 04/01/10	B2	750	853,125

	MOODY’S RATING	PRINCIPAL AMOUNT (000)#		VALUE (NOTE 2)
Warner Music Group, Sr. Sub. Notes
7.375%, 04/15/14	B3		$500	$502,500
WMG Holdings Corp., Sr. Disc. Notes, Zero Coupon (until 12/15/09)
9.50%, 12/15/14 144A(c)	Caa2		500	335,000

				1,910,625

ENVIRONMENTAL — 1.0%
Allied Waste North America Co., Gtd Notes, Series B
8.875%, 04/01/08	B2		500	516,250
8.50%, 12/01/08	B2		225	230,344
9.25%, 09/01/12	B2		167	177,020
Allied Waste North America, Inc., Sr. Notes
7.25%, 03/15/15 144A	B2		250	228,750
Waste Services, Inc., Sr. Sub. Notes
9.50%, 04/15/14 144A (cost $254,375; purchased 05/04/04)(g)	Ca		250	249,375

				1,401,739

FINANCE — 0.7%
Refco Finance Holdings LLC, Sr. Sub. Notes
9.00%, 08/01/12 144A	B3		875	949,375

FOOD — 4.9%
American Seafood Group LLC, Gtd. Notes
10.125%, 04/15/10	B3		750	802,499
Dole Foods Co., Inc., Sr. Notes
8.625%, 05/01/09	B2		375	396,563
Dominos, Inc., Sr. Sub. Notes
8.25%, 07/01/11	B2		164	172,200
Family Foods, Inc., Gtd. Notes, Series B
8.75%, 01/15/08	Caa2		500	422,500
Land O’ Lakes, Inc., Sec’d. Notes
9.00%, 12/15/10	B2		$250	$261,250
Land O’ Lakes, Inc., Sr. Notes
8.75%, 11/15/11	B3		250	243,750
Landry’s Restaurants, Inc., Sr. Notes
7.50%, 12/15/14 144A	B2		750	701,250
Michael Foods, Sr. Sub. Notes
8.00%, 11/15/13	B3		350	360,500
National Beef Packaging Co., Sr. Notes
10.50%, 08/01/11	B3		275	264,688
Pilgrim’s Pride Corp., Gtd. Notes
9.625%, 09/15/11	Ba2		825	905,437
Pilgrim’s Pride Corp., Sr. Sub. Notes
9.25%, 11/15/13	Ba3		525	588,000
Pinnacle Foods, Inc., Sr. Sub. Notes
8.25%, 12/01/13	B3		375	313,125
Smithfield Foods, Inc., Sr. Notes
8.00%, 10/15/09	Ba2		500	537,500
Swift & Co., Gtd. Notes
10.125%, 10/01/09	B1		250	268,750
Swift & Co., Sr. Sub. Notes
12.50%, 01/01/10	B2		225	249,188
United Biscuits, Co., Gtd. Notes (United Kingdom)
10.625%, 04/15/11	B1	EUR	250	331,364

				6,818,564

GAMING — 7.6%
Boyd Gaming Corp., Sr. Sub. Notes
8.75%, 04/15/12	B1		750	811,875
Global Cash Account/Finance Corp., Sr. Sub. Notes
8.75%, 03/15/12	Caa1		300	324,000
Isle of Capri Casinos, Inc., Gtd. Notes
9.00%, 03/15/12	B2		250	271,875

Strategic Partners High Yield Bond Fund

SCHEDULE OF INVESTMENTS

April 30, 2005

(Unaudited)

	MOODY’S RATING	PRINCIPAL AMOUNT (000)#		VALUE (NOTE 2)
Isle of Capri Casinos, Inc., Sr. Sub. Notes
7.00%, 03/01/14	B2		$125	$121,875
Las Vegas Sands Corp., Sr. Notes
6.375%, 02/15/15 144A	B2		250	235,625
Mandalay Resort Group, Sr. Notes
9.50%, 08/01/08	Ba2		50	55,625
Mandalay Resort Group, Sr. Sub. Notes
10.25%, 08/01/07	Ba3		1,325	1,460,813
MGM Grand, Inc., Gtd. Notes
8.375%, 02/01/11	Ba3		1,500	1,601,249
Mohegan Tribal Gaming Authority, Sr. Sub Notes
8.00%, 04/01/12	Ba3		450	480,375
MTR Gaming Group, Inc., Gtd. Notes, Series B
9.75%, 04/01/10	B2		500	547,500
Park Place Entertainment Corp., Sr. Sub. Notes
7.875%, 03/15/10	Ba2		750	825,000
8.125%, 05/15/11	Ba2		700	787,500
Penn National Gaming, Inc., Sr. Sub. Notes
6.75%, 03/01/15 144A	B3		250	240,625
Pinnacle Entertainment, Inc., Sr. Sub. Notes
8.25%, 03/15/12	Caa1		250	246,250
River Rock Entertainment, Sr. Notes
9.75%, 11/01/11	B2		225	240,750
Seneca Gaming Corp., Sr. Notes
7.25%, 05/01/12	B2		250	248,750
Station Casinos, Inc., Sr. Sub. Notes
6.50%, 02/01/14	B1		500	501,250
6.875%, 03/01/16	B1		500	507,500
Sun International Hotels Ltd., Gtd. Notes
8.875%, 08/15/11	B2		650	698,750
Wynn Las Vegas, LLC Corp., First Mortgage
6.625%, 12/01/14 144A	B2		$375	$352,500

				10,559,687

HEALTH CARE — 4.3%
Alliance Imaging, Sr. Sub. Notes
7.25%, 12/15/12 144A	B3		250	238,750
AmeriPath, Inc., Gtd. Notes
10.50%, 04/01/13	Caa1		625	628,124
CDRV Investors, Inc., Sr. Disc. Notes, Zero Coupon (until 01/01/10)
9.625%, 01/01/15 144A	Caa2		1,000	525,000
Davita, Inc., Sr. Sub. Notes
7.25%, 03/15/15 144A (cost $250,000; purchased 03/15/05)(g)	B3		250	244,375
Fisher Scientific International, Inc., Sr. Sub Notes
8.00%, 09/01/13	Ba3		500	540,000
Kinetic Concepts, Inc., Sr. Sub. Notes
7.375%, 05/15/13	B3		114	119,130
Medical Device Manufacturing, Inc., Sr. Sub. Debs
10.00%, 07/15/12	Caa1		250	268,750
Nyco Holdings, Sr. Notes (Denmark)
11.50%, 03/31/13	B3	EUR	250	365,144
Quintiles Transnational Corp., Sr. Sub.
10.00%, 10/01/13	B3		500	542,500
Select Medical Corp., Sr. Sub. Notes
7.625%, 02/01/15 144A	B3		125	123,438

	MOODY’S RATING	PRINCIPAL AMOUNT (000)#	VALUE (NOTE 2)
Sybron Dental Specialties, Inc., Gtd. Notes
8.125%, 06/15/12	B1	$375	$399,375
Tenet Healthcare Corp., Notes
7.375%, 02/01/13	B3	250	235,625
Tenet Healthcare Corp., Sr. Notes
9.875%, 07/01/14	B3	375	387,188
US Oncology, Inc., Sr. Notes
9.00%, 08/15/12	B2	500	525,000
Vanguard Health Holdings II, Sr. Sub. Notes
9.00%, 10/01/14	Caa1	500	523,750
VWR International, Inc., Sr. Sub. Notes (Germany)
8.00%, 04/15/14(l)	Caa1	250	254,375

			5,920,524

LODGING — 1.6%
Cornell Cos., Inc., Sr. Notes
10.75%, 07/01/12	B3	250	261,250
Gaylord Entertainment Co., Sr. Notes
6.75%, 11/15/14 144A	B3	250	232,500
HMH Properties, Inc., Gtd. Notes, Series B
7.875%, 08/01/08	Ba3	43	44,075
Host Marriott L.P., Sr. Notes
7.00%, 08/15/12	Ba3	500	507,500
Starwood Hotels & Resorts Worldwide, Inc., Gtd. Notes
7.375%, 05/01/07	Ba1	1,000	1,040,000
Starwood Hotels & Resorts Worldwide, Inc., Notes
6.75%, 11/15/05	Ba1	175	176,313

			2,261,638

MEDIA — BROADCAST TOWERS — 0.8%
American Tower Corp., Sr. Notes
7.50%, 05/01/12	B3	$500	$510,000
Crown Castle International Corp., Sr. Notes
7.50%, 12/01/13	B3	500	535,000

			1,045,000

MEDIA — BROADCASTING & RADIO — 0.5%
Radio One, Inc., Sr. Sub. Notes
6.375%, 02/15/13 144A	B2	250	244,375
Sinclair Broadcasting Group, Inc., Gtd
8.75%, 12/15/11	B2	250	256,875
XM Satellite Radio, Inc., Sec’d. Notes, Zero Coupon (until 12/31/05)
14.00%, 12/31/09	Caa1	203	207,509

			708,759

MEDIA — CABLE — 4.4%
Adelphia Communications Corp., Sr. Notes
10.25%, 06/15/11 (cost $247,500; purchased 07/14/04)(g)(i)	NR	250	226,250
Cablevision Systems Corp. Holdings, Inc., Sr. Notes
7.875%, 12/15/07	B1	500	513,750
8.125%, 07/15/09	B1	150	154,500
Cablevision Systems Corp., Sr. Notes
8.00%, 04/15/12 144A	B3	500	495,625
Charter Communications Holdings LLC, Sr. Notes
10.25%, 09/15/10	Caa1	500	501,875
9.92%, 04/01/11	Ca	750	532,500
10.00%, 05/15/11	Ca	750	528,750

Strategic Partners High Yield Bond Fund

SCHEDULE OF INVESTMENTS

April 30, 2005

(Unaudited)

	MOODY’S RATING	PRINCIPAL AMOUNT (000)#	VALUE (NOTE 2)
Ono Finance PLC, Gtd. Notes (United Kingdom)
10.50%, 05/15/14	Caa2	EUR 500	$670,772
Tele Columbus AG & Co., Sr. Notes (Germany)
9.375%, 04/15/12	B3	EUR 250	316,887
Tele Columbus AG & Co., Sr. Sub. Notes (Germany)
9.375%, 04/15/12	B3	EUR 500	633,775
Telenet Communication NV, Sr. Notes (Belgium)
9.00%, 12/15/13	B3	EUR 500	710,986
Telenet Group Holdings NV, Disc. Notes, Zero Coupon (until 12/15/08) (Belgium)
11.50%, 06/15/14 144A(l)	Caa2	$1,000	755,000

			6,040,670

MEDIA — NON CABLE — 1.5%
DIRECTV Holdings LLC, Sr. Notes
8.375%, 03/15/13	Ba2	500	543,750
Echostar DBS Corp., Sr. Notes
5.75%, 10/01/08	Ba3	375	370,781
Lamar Media Corp., Gtd. Notes
7.25%, 01/01/13	Ba3	600	621,000
Panamsat Corp., Gtd. Notes
9.00%, 08/15/14	B1	325	339,625
Panamsat Holding Corp., Sr. Disc. Notes, Zero coupon (until 11/01/09)
10.375%, 11/01/14	B3	250	161,250

			2,036,406

METALS — 3.0%
AK Steel Corp., Gtd. Notes
7.75%, 06/15/12	B1	500	447,500
Almatis Holding BV, Sr. Notes (Netherland)
9.00%, 07/15/12	B3	EUR 150	215,709
Euramax International PLC, Sr. Sub. Notes
8.50%, 08/15/11	B2	$750	$798,750
Neenah Corp., Sec’d. Notes
11.00%, 09/30/10 144A	B2	500	547,500
Novelis, Inc., Sr. Notes (Canada)
7.25%, 02/15/15 144A(l)	B1	250	243,125
OM Group, Inc., Gtd. Notes
9.25%, 12/15/11	Caa1	500	507,500
Ryerson Tull, Inc., Notes
9.125%, 07/15/06	B2	550	558,250
UCAR Finance, Inc., Gtd. Notes
10.25%, 02/15/12	B2	250	262,500
United States Steel Corp., Sr. Notes
9.75%, 05/15/10	Ba2	484	534,820

			4,115,654

PACKAGING — 4.1%
Consolidated Container Co., Gtd. Notes
10.125%, 07/15/09	Caa2	250	225,000
Consolidated Container Co., Sr. Disc. Notes, Zero Coupon (until 06/15/07)
10.75%, 06/15/09	B3	500	407,500
Crown European Holdings SA, Sec’d. Notes (France)
9.50%, 03/01/11(l)	B1	250	271,250
10.875%, 03/01/13(l)	B2	250	286,875
Crown European Holdings SA, Sec’d. Notes (France)
10.25%, 03/01/11	B2	EUR 250	361,123
Gerresheimer Holdings GMBH, Gtd. Notes (Germany)
7.875%, 03/01/15 144A	Caa1	EUR 250	301,606

	MOODY’S RATING	PRINCIPAL AMOUNT (000)#		VALUE (NOTE 2)
Graham Packaging Co. Sub. Notes
9.875%, 10/15/14 144A	Caa2		$1,500	$1,440,000
Graham Packaging International Corp., Sr. Sub. Notes
9.50%, 08/15/13	B3		500	500,000
Huntsman Packaging Corp., Gtd. Notes
13.00%, 06/01/10	Caa2		500	377,500
Owens-Brockway Glass Container, Inc., Gtd. Notes
8.875%, 02/15/09	B1		500	535,000
8.25%, 05/15/13	B2		375	399,375
Pliant Corp., Sec’d. Notes
11.125%, 09/01/09	B3		125	114,375
Portola Packaging, Inc., Sr. Notes
8.25%, 02/01/12	Caa1		125	83,750
Russell Stanley Holdings, Inc., Sr. Sub. Notes
9.00%, 11/30/08 [PIK] 144A (cost $144,330; purchased 02/05/99- 02/28/05)(g)	NR		54	0
Tekni-Plex, Inc., Gtd. Notes
12.75%, 06/15/10	Caa2		125	103,750
Tekni-Plex, Inc., Sec’d. Notes
8.75%, 11/15/13 144A (cost $244,509; purchased 02/16/05)(g)	Caa1		250	233,750

				5,640,854

PAPER — 2.4%
Ainsworth Lumber Co. Ltd., Sr. Notes (Canada)
7.25%, 10/01/12 144A(l)	B2		250	237,500
Boise Cascade LLC., Sr. Notes
7.125%, 10/15/14 144A	B2		$250	$238,750
Georgia-Pacific Corp., Gtd. Notes
9.375%, 02/01/13	Ba2		500	559,375
Georgia-Pacific Corp., Notes
8.125%, 05/15/11	Ba3		500	549,375
Jefferson Smurfit Corp., Gtd. Notes
7.50%, 06/01/13	B2		250	235,000
Jefferson Smurfit Corp., Sr. Notes (Ireland)
9.625%, 10/01/12(l)	B3		500	497,500
JSG Holding PLC (Ireland)
11.50%, 10/01/15 [PIK] 144A	Caa2	EUR	255	278,784
Stone Container Corp., Sr. Notes
9.75%, 02/01/11	B2		500	526,250
Tembec Industries, Inc., Gtd. Notes
8.50%, 02/01/11(l)	B2		250	192,500

				3,315,034

PIPELINES — 4.1%
El Paso Corp., Notes
7.875%, 06/15/12	Caa1		1,000	982,500
El Paso Corp., Sr. Notes
6.75%, 05/15/09	Caa1		500	482,500
7.80%, 08/01/31	Caa1		750	684,375
Southern Natural Gas Co., Notes
8.00%, 03/01/32	B1		250	277,411
Tennessee Gas Pipeline Co., Bonds
8.375%, 06/15/32	B1		350	403,255
Tennessee Gas Pipeline Co., Debs.
7.50%, 04/01/17	B1		500	541,184
Transcontinental Gas Pipe Co., Sr. Notes, Series B
8.875%, 07/15/12	Ba2		475	555,750

Strategic Partners High Yield Bond Fund

SCHEDULE OF INVESTMENTS

April 30, 2005

(Unaudited)

	MOODY’S RATING		PRINCIPAL AMOUNT (000)#	VALUE (NOTE 2)
Williams Cos., Inc., Notes
8.125%, 03/15/12	B1		$375	$412,500
7.625%, 07/15/19	B1		750	808,125
7.875%, 09/01/21	B1		500	540,000

				5,687,600

PUBLISHING — 5.1%
Advanstar Communications, Inc., Gtd. Notes
12.00%, 02/15/11	Caa2		500	535,000
Advanstar Communications, Inc., Sec’d. Notes
10.75%, 08/15/10	B3		125	137,500
Advanstar, Inc., Gtd. Notes, Zero Coupon (until 10/15/05)
15.00%, 10/15/11	NR		250	236,250
Advertising Direct Solutions, Sr. Notes (Canada)
9.25%, 11/15/12(l) 144A (cost $384,294; purchased 10/28/04)(g)	Caa1		375	393,750
American Media Operations, Inc., Gtd. Notes
8.875%, 01/15/11	B2		75	76,688
Dex Media East LLC, Gtd. Notes
12.125%, 11/15/12	B2		487	575,269
Dex Media West Finance, Sr. Sub. Notes
9.875%, 08/15/13	B2		303	337,845
Dex Media, Inc., Disc. Notes, Zero Coupon (until 11/15/08)
9.00%, 11/15/13	B	(d)	1,000	755,000
Houghton Mifflin Co., Sr. Disc. Notes, Zero Coupon (until 10/15/08)
11.50%, 10/15/13	Caa2		350	234,500
Houghton Mifflin Co., Sr. Sub. Notes
9.875%, 02/01/13	Caa1		250	253,750
Lighthouse International Co. SA, Sr. Notes (Luxembourg)
8.00%, 04/30/14	B3		EUR1,000	1,278,809
Vertis, Inc., Gtd. Notes, Series B
10.875%, 06/15/09	Caa1		250	222,500
WDAC Subsidiary Corp., Sr. Notes
8.375%, 12/01/14 144A	B2		250	228,125
8.50%, 12/01/14	Caa1		1,000	1,138,864
Yell Finance BV, Sr. Disc. Notes, Zero Coupon (until 08/01/06) (Netherlands)
13.50%, 08/01/11(l)	B1		592	591,260
Ziff Davis Media, Inc., Gtd. Notes, Series B
12.00%, 08/12/09 [PIK]	CCC	+(d)	92	101,546

				7,096,656

REAL ESTATE — 0.1%
CB Richard Ellis Service, Sr. Notes
9.75%, 05/15/10	B1		114	127,680

RETAILERS — 0.7%
General Nutrition Center, Sr. Sub. Notes
8.50%, 12/01/10	Caa1		200	154,000
Penney, (J.C.) Co., Inc., Notes
9.00%, 08/01/12	Ba2		500	575,000
Victoria Acquisition III BV, Sr. Notes (Netherlands)
7.875%, 10/01/14	B3		EUR 250	302,410

				1,031,410

RETAILERS — FOOD & DRUG — 1.1%
Brake Brothers Finance PLC, Sr. Notes (United Kingdom)
12.00%, 12/15/11	B3		GBP 250	541,167
Couche-Tard Corp., Sr. Sub. Notes
7.50%, 12/15/13	Ba3		250	257,500

	MOODY’S RATING		PRINCIPAL AMOUNT (000)#		VALUE (NOTE 2)
Jean Coutu PJC, Inc. Sr. Sub. Note (Canada)
8.50%, 08/01/14(l)	B3			$500	473,750
Rite Aid Corp., Sec’d. Notes
8.125%, 05/01/10	B2			250	245,000

					1,517,417

TECHNOLOGY — 1.9%
Activant Solutions, Sr. Notes
10.50%, 06/15/11	B2			375	395,625
Amkor Technology, Inc., Notes
5.00%, 03/15/07	Caa1			125	100,625
9.25%, 02/15/08	B3			250	223,125
Lucent Technologies, Debs.
6.45%, 03/15/29	B2			500	424,375
Riverdeep Group Ltd., Sr. Notes (Ireland)
9.25%, 04/15/11	B3		EUR	250	347,450
TSI Telecommunication Services, Inc., Gtd. Notes
12.75%, 02/01/09	B2			56	62,440
Xerox Corp., Gtd. Notes
9.75%, 01/15/09	Ba2			500	570,000
Xerox Corp., Sr. Notes
7.625%, 06/15/13	Ba2			500	536,250

					2,659,890

TELECOMMUNICATIONS — 2.5%
Cincinnati Bell, Inc., Sr. Sub. Notes
8.375%, 01/15/14	B3			500	478,750
Citizens Communications, Sr. Notes
6.25%, 01/15/13	Ba3			250	234,375
Eircom Funding, Sr. Sub. Notes (Ireland)
8.25%, 08/15/13(l)	B1			250	271,250
Inmarsat Finance II Plc, Sr. Disc. Notes
10.375%, 11/15/12	Caa1			500	372,500
Qwest Capital Funding Co., Gtd. Notes
7.90%, 08/15/10	Caa2			250	231,250
Qwest Corp., Notes
9.125%, 03/15/12 144A	Ba3			$750	798,750
Qwest Services Corp., Notes
13.50%, 12/15/10 144A	Caa1			1,000	1,130,000

					3,516,875

TELECOMMUNICATIONS — CELLULAR — 3.6%
Alamosa Delaware, Inc., Gtd. Notes, Zero Coupon (until 7/31/05)
12.00%, 07/31/09	Caa1			250	273,750
Alamosa Delaware, Inc., Notes
8.50%, 01/31/12	Caa1			500	520,000
American Cellular Corp., Sr. Notes, Series B
10.00%, 08/01/11	Caa1			250	235,000
Centennial Cellular Operating Co., Gtd. Notes
10.125%, 06/15/13	Caa1			250	274,375
Horizon PCS, Inc., Sr. Notes
11.375%, 07/15/12 144A	CCC	(d)		125	138,750
Nextel Communications, Inc., Sr. Notes
7.375%, 08/01/15	Ba3			875	936,249
Nextel Communications, Sr. Notes
5.95%, 03/15/14	Ba3			500	508,750
Nextel Partners, Inc., Sr. Notes
12.50%, 11/15/09	B3			51	56,100
8.125%, 07/01/11	B3			200	216,000
Oskar Mobil AS, Sec’d. Notes (Czech Republic)
7.50%, 10/15/11 144A	B1		EUR	188	278,217
Rodgers Wireless Inc., Sec’d. Notes (Canada)
7.50%, 03/15/15(l)	Ba3			250	257,813

Strategic Partners High Yield Bond Fund

SCHEDULE OF INVESTMENTS

April 30, 2005

(Unaudited)

	MOODY’S RATING	PRINCIPAL AMOUNT (000)#	VALUE (NOTE 2)
Rodgers Wireless Inc., Sr. Sub. Notes (Canada)
8.00%, 12/15/12(l)	B2	$125	128,750
Rodgers Wireless, Inc., Sr. Sec’d. Notes
6.375%, 03/01/14	Ba3	625	601,563
US Unwired, Inc., Sec’d. Notes
10.00%, 06/15/12	Caa1	500	551,250

			4,976,567

TEXTILE — 1.1%
Collins & Aikman Corp., Gtd. Notes
9.75%, 02/15/10	Caa1	350	369,250
Propex Fabrics, Inc. Sr. Notes
10.00%, 12/01/12	Caa1	375	358,125
Russell Corp., Gtd. Notes
9.25%, 05/01/10	B1	275	286,688
Warnaco Group, Inc., Sr. Notes
8.875%, 06/15/13	B1	500	542,500

			1,556,563

TRANSPORTATION — 0.7%
Petroleum Helicopters, Inc., Gtd. Notes, Series B
9.375%, 05/01/09	B1	375	393,750
Stena AB, Sr. Notes (Sweden)
9.625%, 12/01/12(l)	Ba3	500	543,750
			937,500

TOTAL CORPORATE OBLIGATIONS (Cost $128,142,782)			130,967,607

	SHARES
COMMON STOCK — 0.1%
CHEMICALS
General Chemicals
Industry Products*	179	49,907

METALS — 0.1%
ACP Holding Co.*	58,411	112,441

	SHARES	VALUE (NOTE 2)
PACKAGING
Russell Stanley Holdings, Inc.* (cost $80,450; purchased 02/05/99)(g)	6,000	$0

TOTAL COMMON STOCK (Cost $577,916)		162,348

PREFERRED STOCK — 0.8%
PUBLISHING — 0.7%
Primedia, Inc., Series D, 10.00%	2,600	263,900
Primedia, Inc., Series F, 9.20%	6,750	678,375
Ziff Davis Media, Inc., Series E, 10.00%	24	1,662

		943,937

RETAILERS — 0.1%
General Nutrition Center, Series A, 12.00% [PIK]	250	183,125

TOTAL PREFERRED STOCK (Cost $1,131,807)		1,127,062

	UNITS
WARRANTS*
CHEMICALS
General Chemical
Industry Product, Inc., Series A, expiring 04/30/11 (cost $0; purchased 08/26/99 - 11/17/99)(g)	103	0
General Chemical
Industry Product, Inc., Series B, expiring 04/30/11 (cost $0; purchased 08/26/99 - 11/17/99)(g)	77	0

MEDIA — BROADCASTING & RADIO
XM Satellite Radio, Inc., expiring 03/15/10 144A (cost $79,313; purchased 08/31/00)(g)	450	27,449

PACKAGING
Pliant Corp., expiring 06/01/10 (cost $0; purchased 09/29/00)(g)	475	5

	UNITS	VALUE (NOTE 2)
PAPER
MDP Acquisitions PLC, expiring 10/01/13 (Ireland) 144A (cost $0; purchased 04/30/03)(g)	275	$7,013

PUBLISHING
Advanstar Holdings Corp., expiring 10/15/11 144A (cost $0; purchased 10/09/01)(g)	225	5
Ziff Davis Media, Inc., expiring 08/12/12	4,400	440

		445

TOTAL WARRANTS* (Cost $79,357)		34,912

TOTAL LONG-TERM INVESTMENTS (Cost $129,931,862)		132,291,929

	SHARES
SHORT-TERM INVESTMENTS — 1.3%
REGISTERED INVESTMENT COMPANIES
BlackRock Provident Institutional Funds TempCash Portfolio(j)	871,738	871,738
BlackRock Provident Institutional Funds TempFund Portfolio(j)	871,738	871,738

TOTAL SHORT-TERM INVESTMENTS (Cost $1,743,476)		1,743,476

TOTAL INVESTMENTS(O) — 96.9% (Cost $131,675,338; Note 5)		134,035,405
OTHER ASSETS IN EXCESS OF LIABILITIES(U) — 3.1%		4,302,131

NET ASSETS — 100.0%		$138,337,536

THE FOLLOWING ABBREVIATIONS ARE USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

144A	—	Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

EUR	—	Euro

GBP	—	British Pound

NR	—	Not Rated by Moody’s or Standard & Poor’s.

PIK	—	Payment-in-kind

THE FOLLOWING ANNOTATIONS ARE USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

*	Non-income producing security.

#	Principal amount is shown in U.S. dollars unless otherwise stated.

(c)	Indicates a variable rate security. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.

(d)	Standard & Poor’s rating.

(g)	Indicates a security that has been deemed illiquid. The aggregate cost of illiquid securities is $4,703,380. The aggregate value, $4,469,809 represents 3.23% of net assets.

(i)	Represents issuer in default on interest payments. Non-income producing security.

(j)	Security available to institutional investors only.

(l)	US$ Denominated Foreign Bonds.

(o)	As of April 30, 2005, 5 securities representing $49,912 and 0.0% of the total market value were fair valued in accordance with the policies adopted by the Board of Directors.

(u)	Liabilities in excess of other assets includes net unrealized appreciation on forward foreign currency contracts as follows:

Forward Foreign currency exchange contracts outstanding at April 30, 2005:

PURCHASE CONTRACT

SETTLEMENT MONTH	TYPE		CONTRACTS TO RECEIVE	IN EXCHANGE FOR	CONTRACTS AT VALUE	UNREALIZED DEPRECIATION
May 05	Buy	EUR	2,162,298	$2,798,413	$2,782,983	$(15,430)

SALE CONTRACTS

SETTLEMENT MONTH	TYPE		CONTRACTS TO DELIVER	IN EXCHANGE FOR	CONTRACTS AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
May 05	Sell	EUR	15,589,015	$20,121,956	$20,063,824	$58,132
May 05	Sell	GBP	286,438	531,850	546,122	(14,272)

				$20,653,806	$20,609,946	$43,860

Strategic Partners High Yield Bond Fund

SCHEDULE OF INVESTMENTS

April 30, 2005

(Unaudited)

The industry classification of long-term portfolio holdings, short-term investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2005 were as follows:

Chemicals	8.7%
Gaming	7.6
Consumer Products	6.9
Publishing	5.8
Food	4.9
Media—Cable	4.4
Health Care	4.3
Packaging	4.1
Pipelines	4.1
Telecommunications—Cellular	3.6
Building Materials	3.2
Metals	3.1
Automotive Parts	2.9
Electric	2.9
Conglomerates	2.5
Energy	2.5
Telecommunications	2.5
Paper	2.4
Consumer Cyclical—Services	2.2
Aerospace	2.1
Technology	1.9
Lodging	1.6
Media—Non Cable	1.5
Entertainment	1.4
Retailers—Food & Drug	1.1
Textile	1.1
Environmental	1.0
Capital Goods—Others	0.9
Media—Broadcast Towers	0.8
Retailers	0.8
Defense	0.7
Finance	0.7
Transportation	0.7
Media-Broadcasting & Radio	0.5
Airlines	0.1
Real Estate	0.1
Short-Term Investments	1.3

96.9
Other assets in excess of liabilities	3.1

TOTAL	100.0%

See Notes to Financial Statements.

Strategic Partners Bond Fund

SCHEDULE OF INVESTMENTS

April 30, 2005

(Unaudited)

	MOODY’S RATING		PRINCIPAL AMOUNT (000)	VALUE (NOTE 2)
LONG-TERM INVESTMENTS — 77.1%
ASSET-BACKED SECURITIES — 0.8%
Ace Securities Corp., Series 2002-HE1, Class A
3.36%, 06/25/32(c)	Aaa		$3	$2,877
Brazos Student Loan Finance Corp., Series 1998-A, Class A2
2.80%, 06/01/23(c)	Aaa		1,546	1,560,956
CDC Mortgage Capital Trust, Series 2002-HE2, Class A
3.31%, 01/25/33(c)	Aaa		62	62,258
Conseco Finance Trust, Series 2000-C, Class A
3.18%, 12/15/29(c)	Aaa		416	416,106
Household Mortgage Loan Trust, Series 2002-HC1, Class A
3.29%, 05/20/32(c)	Aaa		217	217,895
Irwin Home Equity, Series 2002-1, Class 2A1
3.31%, 06/25/29(c)	Aaa		25	25,385

TOTAL ASSET-BACKED SECURITIES (Cost $2,262,182)				2,285,477

COLLATERALIZED MORTGAGE OBLIGATIONS — 5.9%
Bear Stearns Alt-A Trust, Series 2005-4, Class 3A1
5.446%, 05/25/35(c)	Aaa		1,500	1,519,301
Bear Stearns Trust, Series 2002-9, Class 2A
5.272%, 10/25/32(c)	Aaa		93	93,432
CS First Boston Mortgage Securities Corp., Series 2002-AR8, Class 2A
6.074%, 04/25/32(c)	Aaa		35	35,201
Freddie Mac, Series 1628, Class LZ
6.50%, 12/15/23	Aaa		313	332,082
Series 1935, Class JZ
7.00%, 02/15/27	Aaa		1,175	1,234,901
Series 2241, Class PH
7.50%, 07/15/30	Aaa		775	804,719
Government National Mortgage Assoc., Series 2001-16, Class Z
6.75%, 10/16/40	Aaa		$5,959	$6,641,542
Prime Mortgage Trust, Series 2004-CL1, Class 1A2
3.42%, 02/25/34(c)	AAA	(d)	446	447,151
Series 2004-CL1, Class 2A2
3.25%, 02/25/19(c)	AAA	(d)	135	134,999
Regal Trust IV, Series 1999-1, Class A
3.525%, 09/29/31 144A (cost $2,112,093; purchased 10/26/01)(c)(g)	Aaa		2,100	2,071,753
Sequoia Mortgage Trust, Series 8, Class 2A
3.29%, 08/20/32(c)	Aaa		1,375	1,375,504
Structured Asset Mortgage Investments, Inc., Series 2002-AR3, Class A1
3.31%, 09/19/32(c)	Aaa		667	668,093
Series 2002-13, Class 3A1
3.47%, 06/25/17(c)	Aaa		362	362,336
Series 2002-14A, Class 2A1
6.15%, 07/25/32(c)	Aaa		117	117,380
Structured Asset Securities Corp., Series 2002-1A, Class 4A
6.127%, 02/25/32(c)	Aaa		62	62,653
Torrens Trust, Series 2000-1GA, Class A
3.214%, 07/15/31 144A(c)	Aaa		347	346,898
Washington Mutual, Series 2002-AR11, Class A1
5.131%, 10/25/32(c)	Aaa		484	490,266

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $15,853,798)				16,738,211

Strategic Partners Bond Fund

SCHEDULE OF INVESTMENTS

April 30, 2005

(Unaudited)

	MOODY’S RATING	PRINCIPAL AMOUNT (000)	VALUE (NOTE 2)
CORPORATE OBLIGATIONS — 6.7%
AUTOMOBILE MANUFACTURERS — 0.8%
Daimlerchrysler NA Holdings, Gtd. Notes
3.15%, 11/16/06(c)	A3	$2,200	$2,191,959

FINANCIAL — BANK & TRUST 1.4%
Bank of America Corp., Sr. Notes
3.30%, 08/26/05(c)	Aa2	4,000	4,002,468

FINANCIAL SERVICES — 2.6%
American General Finance, Notes
3.092%, 03/23/07(c)	A1	100	99,838
Citigroup Global Markets, Notes
2.999%, 03/07/08(c)	Aa1	1,200	1,200,182
Ford Motor Credit Co., Notes
7.60%, 08/01/05	A3	300	302,120
6.875%, 02/01/06	A3	1,100	1,112,868
General Motors Acceptance Corp., Notes
7.50%, 07/15/05	Baa1	600	602,787
6.125%, 09/15/06	Baa2	2,300	2,287,023
Pemex Project Funding Master Trust, Gtd. Notes
7.375%, 12/15/14	Baa1	300	326,700
Phoenix Quake Ltd., Notes
4.47%, 07/03/08 144A (cost $700,000; purchased 06/18/03—03/29/05)(c)(g)	Baa3	700	721,416
Qwest Capital Funding Corp., Gtd. Notes
7.25%, 02/15/11	Caa2	717	645,300

			7,298,234

INSURANCE — 1.0%
Residential Reinsurance Ltd., Sec’d. Notes
7.86%, 06/08/06 144A (cost $3,000,000; purchased 05/22/03)(c)(g)	Ba2	3,000	2,920,465

OIL & GAS — 0.6% El Paso Corp., Sr. Notes
7.75%, 01/15/32	Caa1	2,000	1,850,000

TELECOMMUNICATIONS — 0.3%
Sprint Capital Corp., Gtd. Notes
6.125%, 11/15/08	Baa3	$800	$841,427

TOTAL CORPORATE OBLIGATIONS (Cost $19,159,171)			19,104,553

FOREIGN GOVERNMENT BONDS — 6.5%
Canadian Government (Canada)
5.75%, 06/01/33	Aaa	300	282,166
3.00%, 12/01/36	Aaa	102	101,087
French Government (France)
5.75%, 10/25/32	Aaa	1,100	1,836,884
4.75%, 04/25/35	Aaa	800	1,167,807
4.00%, 04/25/49	Aaa	200	258,208
German Government (Germany)
5.625%, 01/04/28	Aaa	300	484,870
5.50%, 01/04/31	Aaa	300	481,933
4.75%, 07/04/34	Aaa	500	730,617
Republic of Brazil (Brazil)
4.25%, 10/17/05 [BRB](c)	B2	176	176,317
4.313%, 04/15/09 [BRB](c)	B2	376	370,375
8.84%, 06/29/09(c)	B1	100	114,375
11.00%, 01/11/12 [BRB]	B1	3,670	4,266,376
4.313%, 04/15/12 [BRB](c)	B1	165	155,013
8.00%, 04/15/14 [BRB]	B2	633	632,516
11.00%, 08/17/40	B1	300	340,275
Republic of Panama (Panama)
9.375%, 07/23/12	Ba1	700	822,500
8.875%, 09/30/27	Ba1	700	787,500
Republic of Peru (Peru)
9.125%, 02/21/12	Ba3	800	919,226
Russian Federation (Russia)
5.00%, 03/31/30(c)	Baa3	2,500	2,660,501
Spanish Government (Spain)
5.75%, 07/30/32	Aaa	300	500,275
4.20%, 01/31/37	Aaa	300	400,212

	MOODY’S RATING		PRINCIPAL AMOUNT (000)	VALUE (NOTE 2)
United Mexican States (Mexico)
9.875%, 02/01/10	Baa1		$200	$239,100
6.375%, 01/16/13	Baa1		600	627,300
8.125%, 12/30/19	Baa1		100	117,350

TOTAL FOREIGN GOVERNMENT BONDS (Cost $17,207,315)				18,472,783

MUNICIPAL BONDS — 1.2%
NEW JERSEY 0.8%
Tobacco Settlement Funding Corp. Revenue Bonds
4.375%, 06/01/19	Baa2		900	904,959
6.125%, 06/01/42	Baa2		1,200	1,209,852

				2,114,811

NEW YORK — 0.4%
Metropolitan Transportation Authority New York Revenue Bonds
7.63%, 11/15/33 144A (cost $802,216; purchased 03/24/05)(g)	NR		750	831,645
New York City Municipal Water Finance Authority
5.00%, 06/15/38 144A (cost $325,659; purchased 04/29/05)(g)	AA	+(d)	300	325,659
New York State General Obligation Bond
6.66%, 03/02/30 144A (cost $105,047; purchased 03/24/05)(c)(g)	NR		100	107,696

				1,265,000

TOTAL MUNICIPAL BONDS (Cost $3,076,214)				3,379,811

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 41.8%
Federal Home Loan Mortgage Corp.
5.00%, 11/01/18	1,808	1,824,453
6.00%, 02/01/16-01/02/34	4,211	4,331,698
7.818%, 07/01/30(c)	15	14,837
8.50%, 08/01/24-12/01/25	82	89,091

		6,260,079

Federal National Mortgage Assoc.
3.287%, 09/01/40(c)	$887	$904,014
4.116%, 05/01/36(c)	4,996	5,100,017
4.50%, 02/01/20	982	973,550
4.548%, 01/02/28(c)	76	77,872
5.00%, 09/01/17-03/01/34	38,286	38,593,244
5.00%, [TBA]	10,000	9,936,871
5.50%, 03/01/16-05/01/34	7,021	7,173,178
5.50%, [TBA]	42,000	42,406,895
5.937%, 11/01/11(c)	4,332	4,639,546
6.00%, 11/01/16-03/01/33	3,036	3,148,070

		112,953,257

Government National Mortgage Assoc.
3.375%, 05/20/30(c)	502	500,355

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $119,140,825)		119,713,691

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.8%
Federal Housing Authority
3.00%, 01/02/09	436	422,657
Small Business Administration
7.449%, 08/01/10	242	259,041
6.344%, 08/01/11	2,933	3,075,690
6.29%, 01/02/21	961	1,018,624
5.13%, 09/01/23	276	281,054

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $4,851,405)		5,057,066

U.S. TREASURY OBLIGATIONS — 12.2%
U.S. Treasury Bonds
5.25%, 11/15/28	4,100	4,473,4858
U.S. Treasury Inflationary Bonds [TIPS]
3.375%, 01/15/07(k)	700	889,618
3.875%, 01/15/09	5,400	6,981,183
4.25%, 01/15/10	700	913,087
0.875%, 04/15/10	5,200	5,194,716
3.50%, 01/15/11	4,200	5,208,446
3.00%, 07/15/12	1,900	2,255,061
1.875%, 07/15/13	200	215,408
2.00%, 01/15/14	500	539,020
2.00%, 07/15/14	4,900	5,175,739

Strategic Partners Bond Fund

SCHEDULE OF INVESTMENTS

April 30, 2005

(Unaudited)

	PRINCIPAL AMOUNT (000)	VALUE (NOTE 2)
1.625%, 01/15/15	$1,300	$1,309,854
2.375%, 01/15/25	1,400	1,556,354
3.625%, 04/15/28	200	316,946

TOTAL U.S. TREASURY OBLIGATIONS (Cost $33,811,058)		35,028,917

	SHARES
PREFERRED STOCK — 0.2%
FINANCIAL SERVICES
Fannie Mae, 7.00% (Cost $399,100)	7,900	440,672

TOTAL LONG-TERM INVESTMENTS (Cost $215,761,068)		220,221,181

	PRINCIPAL AMOUNT (000)
SHORT-TERM INVESTMENTS — 40.7%
COMMERCIAL PAPER — 25.4%
Barclays Capital Funding
2.93%, 06/14/05	$4,000	3,978,535
Carolina Power Co.
3.67%, 10/11/05	100	98,134
Comcast Corp.
3.19%, 05/18/05	300	299,575
Danske Corp.
2.65%, 05/23/05	800	798,743
GE Capital Corp.
2.84%, 06/01/05	2,300	2,291,460
2.97%, 06/20/05	6,500	6,460,148
HBOS Treasury PLC
2.83%, 05/31/05	8,200	8,171,648
Ixis
2.605%, 05/18/05 144A (cost $3,695,716; purchased 01/06/05)(h)	3,700	3,695,495
2.775%, 06/08/05 144A (cost $1,196,578; purchased 02/16/05)(h)	1,200	1,196,400
3.08%, 07/19/05 144A (cost $3,774,641; purchased 04/26/05)(h)	3,800	3,772,691
National Funding
2.82%, 05/05/05 144A (cost 6,198,543; purchased 04/22/05)(h)	6,200	6,198,543

	PRINCIPAL AMOUNT (000)	VALUE (NOTE 2)
Royal Bank of Scotland
2.96%, 05/25/05	$7,900	$7,885,060
Skandinaviska Enskilda Banken AB
2.68%, 05/03/05 144A (cost $899,933; purchased 02/03/05)(h)	900	899,932
2.70%, 05/27/05 144A (cost $1,696,813; purchased 01/27/05)(h)	1,700	1,696,600
2.85%, 06/24/05 144A (cost $4,580,699; purchased 02/24/05)(h)	4,600	4,561,398
3.07%, 07/14/05 144A (cost $1,490,662; purchased 04/29/05)(h)	1,500	1,490,278
Spintab AB
3.08%, 08/11/05	300	297,048
Svenska Handelsbanken, Inc.
3.05%, 07/20/05	3,900	3,869,932
Swedbank
2.71%, 05/31/05	2,800	2,793,786
Total Finance
2.87%, 05/03/05 144A (cost $7,899,370; purchased 04/26/05)(h)	7,900	7,899,370
UBS Finance (DE) LLC, Inc.
2.86%, 05/03/05	400	399,968
2.795%, 05/04/05	600	599,907
2.805%, 05/06/05	1,000	999,688
2.865%, 05/13/05	400	399,650
2.95%, 05/25/05	2,100	2,096,042

		72,850,031

FOREIGN TREASURY BILLS — 10.1%
French Government (France)
2.07%, 06/16/05(n)	9,100	11,681,079
Spanish Government (Spain)
2.06%, 06/17/05(n)	13,380	17,175,210

		28,856,289

	PRINCIPAL AMOUNT (000)	VALUE (NOTE 2)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.8%
Federal Home Loan Bank
2.80%, 05/02/05(n)	$100	$100,000
Federal Home Loan Mortgage Corp.
2.96%, 07/12/05(n)	400	397,708
3.00%, 08/08/05(n)	1,600	1,586,913
Federal National Mortgage Assoc.
2.71%, 06/13/05(n)	300	299,018
2.73%, 06/13/05(n)	1,500	1,495,091
2.915%, 06/22/05(n)	1,200	1,199,401
2.97%, 07/13/05(n)	1,500	1,491,285
3.03%, 08/03/05(n)	100	99,224
3.04%, 08/09/05(n)	1,200	1,190,083

		7,858,723

U.S. TREASURY OBLIGATIONS — 0.4%
U.S. Treasury Bills
2.44%, 05/05/05(n)(k)	20	19,996
2.71%, 06/02/05(n)(k)	140	139,680
2.658%, 06/16/05(n)(k)	10	9,967
2.74%, 06/16/05(n)(k)	968	964,831
2.75%, 06/16/05(n)(k)	10	9,967

		1,144,441

	SHARES
REGISTERED INVESTMENT COMPANIES — 2.0%
BlackRock Provident Institutional Funds TempCash Portfolio(j)	2,851,715	2,851,715
BlackRock Provident Institutional Funds TempFund Portfolio(j)	2,851,714	2,851,714

		5,703,429

	NUMBER OF CONTRACTS
OUTSTANDING PUT OPTIONS PURCHASED*
3-Month Euro-Euribor Interest Futures, Strike Price $97.75, Expires 06/13/05	45	0
Eurodollar Futures, Strike Price $95.50, Expires 06/13/05	75	$469
Eurodollar Futures, Strike Price $95.875, Expires 6/13/05	71	0
Eurodollar Futures, Strike Price $96.00, Expires 6/13/05	150	937
Eurodollar Futures, Strike Price $96.25, Expires 6/13/05	2	13

		1,419

TOTAL SHORT-TERM INVESTMENTS (Cost $116,574,797)		116,414,332

TOTAL INVESTMENTS, BEFORE OUTSTANDING OPTIONS WRITTEN —117.8% (Cost $332,335,865; Note 5)		336,635,513

OUTSTANDING OPTIONS WRITTEN* CALL OPTIONS
U.S. Treasury Note Futures, Strike Price $112, Expires 05/20/05	19	(6,531)
U.S. Treasury Note Futures, Strike Price $113, Expires 05/20/05	75	(9,375)
U.S. Treasury Note Futures, Strike Price $114, Expires 05/20/05	33	(1,547)
U.S. Treasury Note Futures, Strike Price $116, Expires 05/20/05	40	(18,750)
U.S. Treasury Note Futures, Strike Price $118, Expires 05/20/05	3	(281)

		(36,484)

Strategic Partners Bond Fund

SCHEDULE OF INVESTMENTS

April 30, 2005

(Unaudited)

	NUMBER OF CONTRACTS	VALUE (NOTE 2)
PUT OPTIONS
3-Month UK LIBOR Interest Futures, Strike Price $94.25, Expires 06/15/05	22	$0
U.S. Treasury Note Futures, Strike Price $108, Expires 05/20/05	208	(4,860)
U.S. Treasury Note Futures, Strike Price $111, Expires 05/20/05	50	(4,687)

		(9,547)

TOTAL OUTSTANDING OPTIONS WRITTEN (Premium Received $199,036)		(46,031)

TOTAL INVESTMENTS, NET OF OUTSTANDING OPTIONS WRITTEN — 117.8% (Cost $332,136,829)		336,589,482
LIABILITIES IN EXCESS OF OTHER ASSETS(U) — (17.8%)		(50,976,566)

NET ASSETS — 100.0%		$285,612,916

THE FOLLOWING ABBREVIATIONS ARE USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

144A

—Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

BRB	— Brady Bond

BRC	— Brazilian Real

CAD	— Canadian Dollar

CLP	— Chilean Peso

EUR	— Euro

INR	— Indonesian Rupiah

JPY	— Japanese Yen

KRW	— Korean Won

MXN	— Mexican Peso

NR	— Not Rated by Moody’s or Standard & Poor’s.

PEN	— Peruvian Sol

PLZ	— Polish Zloty

RUB	— Russian Rouble

SGD	— Singapore Dollar

SKK	— Slovak Koruna

TBA	— Securities purchased on a forward commitment basis

TIPS	— Treasury Inflation Protection Securities

TWD	— Taiwan Dollar

THE FOLLOWING ANNOTATIONS ARE USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

*	Non-income producing security.

(c)	Indicates a variable rate security. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.

(d)	Standard & Poor’s rating.

(g)	Indicates a security that has been deemed illiquid. The aggregate cost of illiquid securities is $7,155,262. The aggregate value, $7,543,081 represents 2.64% of net assets.

(h)	Security is restricted as to resale and generally is sold only to institutional investors who agree that they are purchasing the paper for investment and not with a view to public distribution (does not include 144A securities — see footnote above). At the end of the current reporting period, the aggregate cost of such securities was $31,432,955. The aggregate market value of $31,410,707 is approximately 11.0% of net assets. These securities have been deemed to be liquid under procedures established by the Board of Trustees.

(j)	Security available to institutional investors only.

(k)	Securities or a portion thereof with an aggregate market value of $1,506,643 have been segregated with the custodian to cover margin requirements for open futures contracts.

(n)	Rates shown are the effective yields at purchase date.

(u)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency contracts, interest rate and credit default swaps as follows:

Open futures contracts at April 30, 2005:

NUMBER OF CONTRACTS	TYPE	EXPIRATION MONTH	VALUE AT TRADE DATE	VALUE AT APRIL 30, 2005	UNREALIZED APPRECIATION (DEPRECIATION)
LONG POSITIONS:
5	Euro Dollar	Jun 05	$1,216,188	$1,207,188	$(9,000)
333	Euro Dollar	Sep 05	80,659,225	80,132,287	(526,938)
191	Euro Dollar	Dec 05	45,998,613	45,871,038	(127,575)
66	Euro Dollar	Mar 06	15,806,213	15,830,100	23,887
3	Euro Dollar	Sep 06	718,525	718,050	(475)
5	Japanese Government 10 Year Bond	Jun 05	6,555,720	6,700,525	144,805
135	U.S. Treasury 30 Year Bond	Jun 05	14,830,890	15,041,953	211,063
13	U.S. Treasury 5 Year Note	Jun 05	1,397,094	1,409,891	12,797
61	U.S. Treasury 10 Year Note	Jun 05	6,829,406	7,005,469	176,063

					$(95,373)

Forward foreign currency exchange contracts outstanding at April 30, 2005:

PURCHASE CONTRACTS

SETTLEMENT MONTH	TYPE		CONTRACTS TO RECEIVE	IN EXCHANGE FOR	CONTRACTS AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
May 05	Buy	BRC	260,000	$97,579	$102,828	$5,249
Jun 05	Buy	BRC	301,000	106,927	119,043	12,116
Jul 05	Buy	BRC	122,000	45,085	48,250	3,165
Sep 05	Buy	BRC	1,556,200	547,387	615,464	68,077
May 05	Buy	CLP	61,773,000	108,468	106,070	(2,398)
Jun 05	Buy	CLP	60,602,000	102,741	104,060	1,319
Jun 05	Buy	INR	6,752,000	155,337	155,040	(297)
Jun 05	Buy	JPY	478,902,000	4,444,580	4,585,822	141,242
May 05	Buy	KRW	101,700,000	99,016	101,995	2,979
Jun 05	Buy	KRW	118,000,000	117,822	118,342	520
Jul 05	Buy	KRW	181,624,000	181,760	182,151	391
May 05	Buy	MXN	916,000	81,455	82,394	939
Jun 05	Buy	MXN	1,122,000	98,210	100,336	2,126
May 05	Buy	PEN	297,000	90,881	91,230	349
Jun 05	Buy	PEN	348,000	106,732	106,896	164
May 05	Buy	PLZ	272,000	88,003	81,532	(6,471)
Jun 05	Buy	PLZ	274,000	87,860	81,962	(5,898)
May 05	Buy	RUB	2,489,000	89,148	89,594	446
Jun 05	Buy	RUB	3,048,000	110,595	109,715	(880)
Jul 05	Buy	RUB	2,404,000	86,631	86,534	(97)
May 05	Buy	SGD	149,000	91,003	91,109	106
Jun 05	Buy	SGD	171,000	105,593	104,673	(920)
Jul 05	Buy	SGD	142,000	86,454	87,015	561
May 05	Buy	SKK	2,808,000	96,594	91,813	(4,781)
Jun 05	Buy	SKK	3,343,000	114,162	109,396	(4,766)
May 05	Buy	TWD	2,900,000	92,298	92,830	532
Jun 05	Buy	TWD	3,321,000	109,369	106,306	(3,063)

				$7,541,690	$7,752,400	$210,710

SALE CONTRACTS

SETTLEMENT MONTH	TYPE		CONTRACTS TO DELIVER	IN EXCHANGE FOR	CONTRACTS AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Sep 05	Sell	BRC	391,000	$147,163	$154,637	$(7,474)
Jun 05	Sell	CAD	471,000	380,631	374,356	6,275
May 05	Sell	EUR	6,298,000	8,186,501	8,107,656	78,845
Jun 05	Sell	EUR	22,480,000	29,100,266	28,974,549	125,717

				$37,814,561	$37,611,198	$203,363

Interest rate swap agreements outstanding at April 30, 2005:

DESCRIPTION	EXPIRATION MONTH/ YEAR	NOTIONAL AMOUNT (000)		UNREALIZED APPRECIATION (DEPRECIATION)
Receive fixed rate payments of 6.00% and pay variable rate payments on the six month LIBOR-BBA floating rate. (cost $31,807; purchased on 04/01/05)(g)(1)	Mar 32	EUR	300	$3,341
Receive fixed rate payments of 4.00% and pay variable rate payments on the six month LIBOR-BBA floating rate. (cost $40,718; purchased on 07/08/04-07/22/04)(g)(4)	Jun 34	EUR	1,000	124,487
Receive fixed rate payments of 6.00% and pay variable rate payments on the six month LIBOR-BBA floating rate. (cost $30,247; purchased on 11/15/04)(g)(4)	Jun 34	EUR	400	35,670
Receive fixed rate payments of 6.00% and pay variable rate payments on the six month LIBOR-BBA floating rate. (cost ($343); purchased on 03/26/02)(g)(3)	Mar 32	EUR	1,300	$152,770
Receive fixed rate payments of 6.00% and pay variable rate payments on the six month LIBOR-BBA floating rate. (cost $12,457; purchased on 05/15/02-07/02/02)(g)(6)	Mar 32	EUR	1,300	139,973
Receive fixed rate payments of 5.00% and pay variable rate payments on the six month LIBOR-BBA floating rate. (cost 6,098; purchased on 02/01/05)(g)(1)	Jun 11	GBP	1,800	17,990
Receive variable rate payments on the six month LIBOR-BBA floating rate and pay fixed rate payments of 5.00%.(3)	Mar 32	GBP	700	(24,330)
Receive variable rate payments on the six month LIBOR-BBA floating rate and pay fixed rate payments of 5.00%.(6)	Mar 32	GBP	600	(24,587)
Receive variable rate payments on the six month LIBOR-BBA floating rate and pay fixed rate payments of 5.00%.(1)	Mar 32	GBP	300	(6,591)
Receive variable rate payments on the six month LIBOR-BBA floating rate and pay fixed rate payments of 2.00%.(2)	Jun 12	JPY	130,000	(91,546)
Receive variable rate payments on the six month LIBOR-BBA floating rate and pay fixed rate payments of 2.00%.(2)	Jun 12	JPY	129,100	(87,574)
Receive variable rate payments on the six month LIBOR-BBA floating rate and pay fixed rate payments of 2.00%.(6)	Jun 12	JPY	250,000	(175,993)
Receive variable rate payments on the six month LIBOR-BBA floating rate and pay fixed rate payments of 2.00%.(5)	Jun 12	JPY	130,000	(90,409)

				$(26,799)

Broker/Counterparty:

(1)	Barclays Bank PLC

(2)	Goldman Sachs

(3)	JP Morgan Chase & Co.

(4)	Merrill Lynch

(5)	Morgan Stanley

(6)	UBS — Warburg

Credit default swap agreements outstanding at April 30, 2005:

DESCRIPTION	EXPIRATION MONTH/ YEAR	NOTIONAL AMOUNT (000)	UNREALIZED APPRECIATION (DEPRECIATION)
Receive a fixed rate equal to 0.625% and the Portfolio will pay to the counterparty at par in the event of default of United Mexican States 11.5% due 05/15/26. (cost $0; purchased on 05/14/04)(g)(3)	May 05	$200	$48

Strategic Partners Bond Fund

SCHEDULE OF INVESTMENTS

April 30, 2005

(Unaudited)

DESCRIPTION	EXPIRATION MONTH/YEAR	NOTIONAL AMOUNT (000)	UNREALIZED APPRECIATION (DEPRECIATION)
Receive a fixed rate equal to 0.65% and the Portfolio will pay to the counterparty at par in the event of default of United Mexican States 7.5% due 04/08/33. (cost $0; purchased on 05/14/04)(g)(1)	May 05	100	26
Receive a fixed rate equal to 1.80% and the Portfolio will pay to the counterparty at par in the event of default of Republic of Panama 9.375% due 04/01/29. (cost $0; purchased on 05/30/03)(g)(3)	Jun 05	100	194
Receive a fixed rate equal to 1.10% and the Portfolio will pay to the counterparty at par in the event of default of Republic of Panama 8.875% due 09/30/27. (cost $0; purchased on 06/07/04)(g)(3)	Jun 05	300	290
Receive a fixed rate equal to 0.98% and the Portfolio will pay to the counterparty at par in the event of default of Russian Federation 5.0% due 03/31/30. (cost $0; purchased on 08/03/04)(g)(4)	Aug 05	500	742
Receive a fixed rate equal to 3.50% and the Portfolio will pay to the counterparty at par in the event of default of Ford Motor Credit Co. 7.0% due 10/01/13. (cost $0; purchased on 04/18/05)(g)(2)	Jun 06	1,500	14,453
Receive a fixed rate equal to 3.35% and the Portfolio will pay to the counterparty at par in the event of default of Ford Motor Credit Co. 7.0% due on 10/01/13. (cost $0; purchased on 04/12/05)(g)(4)	Jun 07	500	(289)

			$15,464

Broker/Counterparty:

(1)	Barclays Bank PLC

(2)	JP Morgan Chase & Co.

(3)	Morgan Stanley

(4)	UBS — Warburg

The industry classification of long-term portfolio holdings, short-term investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2005 were as follows:

U.S. Government Agency Mortgage-Backed Securities	41.8%
U.S. Treasury Obligations	12.2
Foreign Government Bonds	6.5
Collateralized Mortgage Obligations	5.9
Financial Services	2.8
U.S. Government Agency Obligations	1.8
Financial- Bank & Trust	1.4
Municipal Bonds	1.2
Insurance	1.0
Automobile Manufacturers	0.8
Asset-Backed Securities	0.8
Oil & Gas	0.6
Telecommunications	0.3
Short-Term Investments	40.7

117.8
Liabilities in excess of other assets	-17.8

TOTAL	100.0%

See Notes to Financial Statements.

Strategic Partners Money Market Fund

SCHEDULE OF INVESTMENTS

April 30, 2005

(Unaudited)

	PRINCIPAL AMOUNT (000)	VALUE (NOTE 2)
COMMERCIAL PAPER — 47.0%
Abbey National North America LLC
2.84%, 05/02/05	$4,250	$4,250,000
Alliance & Leicester PLC
2.73%, 07/06/05 144A (cost $3,980,283; purchased 01/05/05)(h)	4,000	3,980,283
Banco Bilbao Vizc ARG PR
2.95%, 05/02/05 (cost $4,250,000; purchased 04/29/05)(h)	4,250	4,250,000
Barclays U.S. Funding
2.99%, 08/23/05	4,400	4,358,705
Citi Group, Inc.
2.74%, 05/19/05	4,000	3,994,824
Greenwich Capital Holdings
2.91%, 05/16/05(c)	4,500	4,500,000
Irish Life & Permanent Corp.
2.55%, 06/02/05 144A (cost $4,789,460; purchased 12/07/04)(h)	4,800	4,789,460
KFW International Finance
2.52%, 05/13/05 144A (cost $3,996,920; purchased 11/29/04)(h)	4,000	3,996,920
Nationwide Building Society
2.84%, 06/03/05 144A (cost $4,239,271; purchased 03/01/05)(h)	4,250	4,239,271
Northern Rock PLC
2.84%, 06/02/05 144A (cost $4,239,606; purchased 03/01/05)(h)	4,250	4,239,606
Rabobank USA Financial Corp.
2.95%, 05/02/05	4,250	4,250,000
Spintab AB
2.90%, 08/09/05	4,000	3,968,100
State Street Corp.
2.94%, 05/02/05	4,250	4,250,000
Total Capital
2.94%, 05/02/05 144A (cost $4,250,000; purchased 04/29/05)(h)	4,250	4,250,000
UBS Finance Delaware LLC
2.90%, 05/04/05	$4,250	$4,249,315
Westpac Capital Corp.
2.96%, 06/16/05	4,250	4,234,275

TOTAL COMMERCIAL PAPER (Cost $67,800,759)		67,800,759

EURO TIME DEPOSITS — 22.8%
Branch Bank and Trust
2.969%, 05/02/05	3,100	3,100,000
Calyon
2.92%, 05/03/05	4,250	4,250,000
Danske Bank AS Cayman
2.97%, 05/06/05	4,250	4,250,000
Dexia Cred Local de Fran
2.98%, 05/06/05	4,250	4,250,000
Ixis Corp & Invest Bank
2.99%, 05/05/05	4,250	4,250,000
National Australian Bank Cayman Island
2.94%, 05/02/05	4,250	4,250,000
Regions Bank
2.94%, 05/02/05	4,250	4,250,000
Societe Generale(Canada)
2.92%, 05/04/05	4,250	4,250,000

TOTAL EURO TIME DEPOSITS (Cost $32,850,000)		32,850,000

CERTIFICATES OF DEPOSIT — 15.9%
Federal Home Loan Mortgage Corp.
2.94%, 06/27/05	5,000	4,977,133
Lloyds TSB Bank PLC
3.061%, 07/25/05 (c)	5,000	4,998,653
Natexis Banque Populair Corp.
2.905%, 05/16/05 (c)	6,000	5,999,211
U.S. Bank NA
3.098%, 07/25/05 (c)	5,000	4,999,857
Wal-Mart Stores
5.199%, 06/01/05	2,000	2,004,785

TOTAL CERTIFICATES OF DEPOSIT (Cost $22,979,639)		22,979,639

Strategic Partners Money Market Fund

SCHEDULE OF INVESTMENTS

April 30, 2005

(Unaudited)

	PRINCIPAL AMOUNT (000)	VALUE (NOTE 2)
CORPORATE OBLIGATIONS — 12.2%
3M Co.
5.674%, 12/12/05 144A	$1,000	$1,016,895
American Honda Finance Corp.
3.00%, 06/20/05 144A(c)	5,500	5,500,000
Bank of America Corp.
7.875%, 05/16/05	2,000	2,004,586
General Electric Capital Corp.
6.80%, 11/01/05	2,446	2,497,228
Goldman Sachs Group, Inc.
3.25%, 06/21/05(c)	2,250	2,254,598
HBOS Treasury Services PLC
3.16%, 07/12/05 144A(c)	2,000	2,000,695
Lehman Brothers Holdings, Inc.
3.25%, 07/22/05(c)	2,350	2,350,618

TOTAL CORPORATE OBLIGATIONS (Cost $17,624,620)		17,624,620

SOVEREIGN ISSUE — 1.3%
Province of Ontario
7.00%, 08/04/05 (Cost $1,821,326)	1,800	1,821,326

ASSET-BACKED SECURITY — 0.9%
Daimler Chrysler Auto Trust Series 2005-A Cl-A1
2.63%, 01/08/06 144A (Cost $1,322,821)	1,323	1,322,821

	SHARES
REGISTERED INVESTMENT COMPANIES
BlackRock Provident Institutional Funds TempCash Portfolio(j)	1,099	1,099
BlackRock Provident Institutional Funds TempFund Portfolio(j)	1,098	1,098

TOTAL REGISTERED INVESTMENT COMPANIES (Cost $2,197)		2,197

TOTAL INVESTMENTS — 100.1% (Cost $144,401,363)+		144,401,363
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1%)		(160,205)

NET ASSETS — 100.0%		$144,241,158

THE FOLLOWING ABBREVIATION IS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

144A	Security was purchased pursuant to Rule 144A under the securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

THE FOLLOWING ANNOTATIONS ARE USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

+	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.

(c)	Indicates a variable rate security. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.

(h)	Security is restricted as to resale and generally is sold only to institutional investors who agree that they are purchasing the paper for investment and not with a view to public distribution (does not include 144A securities — see footnote above). At the end of the current reporting period, the aggregate cost of such securities was $29,745,540. The aggregate market value of $29,745,540 is approximately 20.6% of net assets. These securities have been deemed to be liquid under procedures established by the Board of Trustees.

(j)	Security available to institutional investors only.

The following is a breakdown of the money market portfolio by industry classification, as of April 30, 2005. Percentages are based on net assets.

Bank	57.1%
Financial	28.5
Industrial	8.9
Government	3.5
Foreign Government	1.2
Asset-Backed Securities	0.9

100.1
Liabilities in excess of other assets	-0.1

TOTAL	100.0%

See Notes to Financial Statements.

THIS PAGE INTENTIONALLY LEFT BLANK

STATEMENTS OF ASSETS AND LIABILITIES

APRIL 30, 2005 (UNAUDITED)

	STRATEGIC PARTNERS INTERNATIONAL GROWTH FUND	STRATEGIC PARTNERS SMALL-CAP GROWTH OPPORTUNITY FUND	STRATEGIC PARTNERS MANAGED SMALL-CAP GROWTH FUND	STRATEGIC PARTNERS SMALL COMPANY FUND	STRATEGIC PARTNERS MID-CAP GROWTH FUND
ASSETS:
Investments in Securities at Value (A) including Securities on Loan (D)	$263,354,544	$70,501,396	$39,555,303	$200,959,198	$175,203,242
Cash (F)	—	631,573	492,059	226,570	3,204,557
Foreign Currency (B)	900,272	—	—	—	—
Swap Contracts, outstanding	—	—	—	—	—
Receivable For:
Securities Sold	7,556,677	—	—	902,374	—
Dividends and Interest	819,509	7,012	8,294	98,874	23,979
Futures Variation Margin	—	6,662	6,662	—	—
Fund Shares Sold	98,046	20,364	7,925	168,616	42,428
Unrealized Appreciation on Foreign Currency
Forward Contracts	—	—	—	—	—
Unrealized Appreciation on Swap Agreements	—	—	—	—	—
Receivable from Investment Manager	—	754	3,105	—	—
Prepaid Expenses	144,826	19,641	49,237	27,871	30,896

Total Assets	272,873,874	71,187,402	40,122,585	202,383,503	178,505,102

LIABILITIES:
Payable to Custodian	5,831,728	—	—	—	—
Written Options Outstanding, at Value (C)	—	—	—	—	—
Payable to Investment Manager	182,231	—	—	70,953	31,674
Unrealized Depreciation on Foreign Currency Forward Contracts	—	—	—	—	—
Unrealized Depreciation on Swap Agreements	—	—	—	—	—
Payable to Broker for Collateral for Securities on Loan	—	4,368,684	2,815,793	12,643,938	29,450,418
Payable For:
Securities Purchased	1,623,243	—	—	6,380	1,193,891
Fund Shares Redeemed	918,313	556,863	179,869	737,877	523,036
Futures Variation Margin	—	—	—	—	—
Distribution Fees	191,111	49,252	27,051	140,147	104,639
Deferred Directors' Fees	17,637	6,486	1,887	5,799	7,774
Transfer Agents' Fees (E)	418,115	151,442	119,616	204,671	417,225
Accrued Expenses and Other Liabilities	185,670	78,245	52,921	446,370	142,895
Withholding Tax	83,560	—	—	—	—
Dividends and Distributions	—	—	—	—	—

Total Liabilities	9,451,608	5,210,972	3,197,137	14,256,135	31,871,552

NET ASSETS	$263,422,266	$65,976,430	$36,925,448	$188,127,368	$146,633,550

COMPONENTS OF NET ASSETS
Common Stock, at $0.001 Par Value	$21,596	$7,120	$7,664	$12,739	$34,887
Paid-In Capital in Excess of Par	396,448,964	190,755,291	70,485,924	116,914,897	300,042,494

	396,470,560	190,762,411	70,493,588	116,927,636	300,077,381
Undistributed Net Investment Income (Loss)	(5,752,471)	(733,324)	(394,725)	(1,181,981)	(1,426,541)
Accumulated Net Realized Gain (Loss) on Investments	(179,319,933)	(117,651,343)	(31,182,765)	10,789,829	(163,665,786)
Net Unrealized Appreciation (Depreciation) on Investments	52,024,110	(6,401,314)	(1,990,650)	61,591,884	11,648,496

NET ASSETS	$263,422,266	$65,976,430	$36,925,448	$188,127,368	$146,633,550

(A) Investments at Cost	$211,276,641	$76,874,399	$41,511,467	$139,367,314	$163,554,746

(B) Foreign Currency at Cost	$905,296	$—	$—	$—	$—

(C) Premiums Received for Written Options	$—	$—	$—	$—	$—

(D) Securities on Loan at Value	$—	$4,264,505	$2,731,296	$11,865,618	$28,380,675

(E) Affiliated Transfer Agent Accrual	$308,354	$106,229	$54,644	$140,908	$176,613

(F) Amount Segregated to Cover Open Futures Contracts	$—	$—	$—	$—	$—

See Notes to Financial Statements.

	STRATEGIC PARTNERS INTERNATIONAL GROWTH FUND	STRATEGIC PARTNERS SMALL-CAP GROWTH OPPORTUNITY FUND	STRATEGIC PARTNERS MANAGED SMALL-CAP GROWTH FUND	STRATEGIC PARTNERS SMALL COMPANY FUND	STRATEGIC PARTNERS MID-CAP GROWTH FUND
NET ASSET VALUE:
Class A: Net Assets	$15,060,421	$4,038,516	$2,957,371	$9,786,066	$10,962,930

Shares Outstanding	1,211,685	421,755	598,582	641,379	2,557,239

Net Asset Value and Redemption Price Per Share	$12.43	$9.58	$4.94	$15.26	$4.29

Maximum Sales Charge	5.50%	5.50%	5.50%	5.50%	5.50%

Offering Price Per Share*	$13.15	$10.14	$5.23	$16.15	$4.54

Class B: Net Assets	$2,031,865	$596,305	$439,909	$1,408,874	$1,686,329

Shares Outstanding	167,655	64,949	92,678	96,110	402,120

Net Asset Value, Offering and Redemption Price Per Share	$12.12	$9.18	$4.75	$14.66	$4.19

Class C: Net Assets	$50,131,675	$11,004,872	$6,672,245	$35,048,704	$23,406,040

Shares Outstanding	4,127,524	1,199,267	1,395,722	2,396,006	5,613,312

Net Asset Value, Offering and Redemption Price Per Share	$12.15	$9.18	$4.78	$14.63	$4.17

Class D: Net Assets	$—	$—	$—	$—	$—

Shares Outstanding	—	—	—	—	—

Net Asset Value, Offering and Redemption Price Per Share	$—	$—	$—	$—	$—

Class L: Net Assets	$52,409,367	$13,353,261	$7,951,111	$34,870,812	$32,146,172

Shares Outstanding	4,222,851	1,401,405	1,620,426	2,297,840	7,539,551

Net Asset Value and Redemption Price Per Share	$12.41	$9.53	$4.91	$15.18	$4.26

Class M: Net Assets	$111,557,794	$29,290,012	$15,908,031	$82,102,698	$65,329,981

Shares Outstanding	9,207,170	3,193,467	3,330,886	5,607,047	15,632,396

Net Asset Value and Redemption Price Per Share	$12.12	$9.17	$4.78	$14.64	$4.18

Class X: Net Assets	$32,231,144	$7,693,464	$2,996,781	$24,910,214	$13,102,098

Shares Outstanding	2,658,716	838,853	626,177	1,700,698	3,142,599

Net Asset Value, Offering and Redemption Price Per Share	$12.12	$9.17	$4.79	$14.65	$4.17

*	On sales of $50,000 or more, the offering price of Class A shares is reduced for High Yield Bond Fund and Bond Fund. For all other Funds with the exception of Money Market Fund the offering price is reduced for $25,000 or more.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2005 (UNAUDITED)

	STRATEGIC PARTNERS RELATIVE VALUE FUND	STRATEGIC PARTNERS TECHNOLOGY FUND	STRATEGIC PARTNERS HEALTH SCIENCES FUND	STRATEGIC PARTNERS MANAGED OTC FUND	STRATEGIC PARTNERS CAPITAL GROWTH FUND
ASSETS:
Investments in Securities at Value (A) including Securities on Loan (D)	$330,392,590	$22,108,443	$21,742,013	$34,511,022	$780,013,418
Cash (F)	—	8,965	400,498	1,029,325	—
Foreign Currency (B)	—	—	2,824	—	—
Swap Contracts, outstanding	—	—	—	—	—
Receivable For:
Securities Sold	—	174,444	213,688	—	1,896,311
Dividends and Interest	165,110	2,466	22,218	6,761	465,554
Futures Variation Margin	—	—	—	—	—
Fund Shares Sold	325,431	2,305	25,143	34,625	279,274
Unrealized Appreciation on Foreign Currency Forward Contracts	—	—	—	—	—
Unrealized Appreciation on Swap Agreements	—	—	—	—	—
Receivable from Investment Manager	—	10,386	492	8,616	—
Prepaid Expenses	45,343	12,827	57,529	14,506	148,102

Total Assets	330,928,474	22,319,836	22,464,405	35,604,855	782,802,659

LIABILITIES:
Payable to Custodian	876	—	—	—	34,378
Written Options Outstanding, at Value (C)	—	—	1,630	—	—
Payable to Investment Manager	223,626	—	—	—	430,735
Unrealized Depreciation on Foreign Currency Forward Contracts	—	—	—	—	—
Unrealized Depreciation on Swap Agreements	—	—	—	—	—
Payable to Broker for Collateral for Securities on Loan	22,445,003	4,803,475	1,896,300	5,929,801	101,627,932
Payable For:
Securities Purchased	—	—	258,013	12	—
Fund Shares Redeemed	1,040,870	80,424	88,684	110,528	1,768,165
Futures Variation Margin	—	—	—	9,300	—
Distribution Fees	224,229	11,749	13,293	21,671	494,537
Deferred Directors’ Fees	8,671	824	562	889	27,468
Transfer Agents’ Fees (E)	208,919	58,919	21,602	166,078	986,220
Accrued Expenses and Other Liabilities	97,371	27,264	38,284	39,443	194,796
Withholding Tax	—	—	—	—	—
Dividends and Distributions	—	—	—	—	—

Total Liabilities	24,249,565	4,982,655	2,318,368	6,277,722	105,564,231

NET ASSETS	$306,678,909	$17,337,181	$20,146,037	$29,327,133	$677,238,428

COMPONENTS OF NET ASSETS
Common Stock, at $0.001 Par Value	$17,318	$6,965	$1,775	$12,492	$49,088
Paid-In Capital in Excess of Par	249,104,558	57,412,401	19,357,994	67,790,401	721,155,090

	249,121,876	57,419,366	19,359,769	67,802,893	721,204,178
Undistributed Net Investment Income (Loss)	(1,577,701)	(110,761)	(122,009)	21,603	(4,255,739)
Accumulated Net Realized Gain (Loss) on Investments	23,824,531	(42,272,198)	38,712	(42,925,002)	(235,064,380)
Net Unrealized Appreciation (Depreciation) on Investments	35,310,203	2,300,774	869,565	4,427,639	195,354,369

NET ASSETS	$306,678,909	$17,337,181	$20,146,037	$29,327,133	$677,238,428

(A) Investments at Cost	$295,082,387	$19,807,669	$20,873,036	$29,445,229	$584,662,979

(B) Foreign Currency at Cost	$—	$—	$2,753	$—	$—

(C) Premiums Received for Written Options	$—	$—	$1,724	$—	$—

(D) Securities on Loan at Value	$21,652,285	$4,637,252	$1,844,248	$5,719,785	$99,233,247

(E) Affiliated Transfer Agent Accrual	$197,561	$28,944	$20,625	$33,421	$474,741

(F) Amount Segregated to Cover Open Futures Contracts	$—	$—	$—	$930,000	$—

See Notes to Financial Statements.

	STRATEGIC PARTNERS RELATIVE VALUE FUND	STRATEGIC PARTNERS TECHNOLOGY FUND	STRATEGIC PARTNERS HEALTH SCIENCES FUND	STRATEGIC PARTNERS MANAGED OTC FUND	STRATEGIC PARTNERS CAPITAL GROWTH FUND
NET ASSET VALUE:
Class A: Net Assets	$18,945,025	$2,315,712	$2,911,759	$1,637,422	$27,852,877

Shares Outstanding	1,036,886	909,525	252,084	684,276	1,959,107

Net Asset Value and Redemption Price Per Share	$18.27	$2.55	$11.55	$2.39	$14.22

Maximum Sales Charge	5.50%	5.50%	5.50%	5.50%	5.50%

Offering Price Per Share*	$19.33	$2.70	$12.22	$2.53	$15.05

Class B: Net Assets	$2,875,712	$273,602	$414,966	$762,085	$6,230,062

Shares Outstanding	163,664	111,314	36,831	326,818	454,270

Net Asset Value, Offering and Redemption Price Per Share	$17.57	$2.46	$11.27	$2.33	$13.71

Class C: Net Assets	$55,767,145	$3,918,515	$3,697,954	$8,827,505	$154,764,726

Shares Outstanding	3,178,109	1,586,644	327,581	3,783,072	11,310,587

Net Asset Value, Offering and Redemption Price Per Share	$17.55	$2.47	$11.29	$2.33	$13.68

Class D: Net Assets	$—	$—	$—	$—	$—

Shares Outstanding	—	—	—	—	—

Net Asset Value, Offering and Redemption Price Per Share	$—	$—	$—	$—	$—

Class L: Net Assets	$62,348,544	$3,420,866	$3,452,512	$5,514,338	$125,960,520

Shares Outstanding	3,432,875	1,348,348	300,152	2,318,977	8,898,164

Net Asset Value and Redemption Price Per Share	$18.16	$2.54	$11.50	$2.38	$14.16

Class M: Net Assets	$140,959,289	$6,282,179	$8,208,189	$11,439,476	$307,723,195

Shares Outstanding	8,032,571	2,554,179	728,601	4,888,824	22,464,846

Net Asset Value and Redemption Price Per Share	$17.55	$2.46	$11.27	$2.34	$13.70

Class X: Net Assets	$25,783,194	$1,126,307	$1,460,657	$1,146,307	$54,707,048

Shares Outstanding	1,473,630	454,927	129,346	489,967	4,001,012

Net Asset Value, Offering and Redemption Price Per Share	$17.50	$2.48	$11.29	$2.34	$13.67

*	On sales of $50,000 or more, the offering price of Class A shares is reduced for High Yield Bond Fund and Bond Fund. For all other Funds with the exception of Money Market Fund the offering price is reduced for $25,000 or more.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2005 (UNAUDITED)

	STRATEGIC PARTNERS CONCENTRATED GROWTH FUND	STRATEGIC PARTNERS CORE VALUE FUND	STRATEGIC PARTNERS MANAGED INDEX 500 FUND	STRATEGIC PARTNERS EQUITY INCOME FUND	STRATEGIC PARTNERS GROWTH WITH INCOME FUND
ASSETS:
Investments in Securities at Value (A) including Securities on Loan (D)	$387,997,517	$55,297,587	$138,548,630	$220,756,796	$35,492,211
Cash (F)	3,113,684	—	—	34,987	89,484
Foreign Currency (B)	—	—	—	—	—
Swap Contracts, outstanding	—	—	—	—	—
Receivable For:
Securities Sold	1,118,090	219,660	—	1,872,703	174,351
Dividends and Interest	89,814	75,092	152,390	309,682	43,393
Futures Variation Margin	—	—	—	—	—
Fund Shares Sold	67,071	60,942	132,939	167,430	4,247
Unrealized Appreciation on Foreign Currency Forward Contracts	—	—	—	—	—
Unrealized Appreciation on Swap Agreements	—	—	—	—	—
Receivable from Investment Manager	—	—	7,763	—	1,758
Prepaid Expenses	22,097	62,452	46,260	30,500	21,921

Total Assets	392,408,273	55,715,733	138,887,982	223,172,098	35,827,365

LIABILITIES:
Payable to Custodian	—	114,472	6,062	—	100,000
Written Options Outstanding, at Value (C)	—	—	—	—	—
Payable to Investment Manager	56,894	19,138	—	94,901	—
Unrealized Depreciation on Foreign Currency Forward Contracts	—	—	—	—	—
Unrealized Depreciation on Swap Agreements	—	—	—	—	—
Payable to Broker for Collateral for Securities on Loan	64,466,020	6,184,457	4,293,380	2,669,701	2,976,640
Payable For:
Securities Purchased	1,219,668	—	—	3,969,954	—
Fund Shares Redeemed	1,414,084	101,425	261,081	1,230,331	83,791
Futures Variation Margin	—	—	—	—	—
Distribution Fees	242,773	36,132	97,931	157,430	22,511
Deferred Directors’ Fees	57,971	661	4,264	8,436	1,479
Transfer Agents’ Fees (E)	751,215	50,685	310,563	261,346	58,379
Accrued Expenses and Other Liabilities	109,642	58,174	779,795	127,171	66,700
Withholding Tax	—	—	—	—	—
Dividends and Distributions	—	—	—	—	—

Total Liabilities	68,318,267	6,565,144	5,153,076	8,519,270	3,309,500

Net Assets	$324,090,006	$49,150,589	$133,734,906	$214,652,828	$32,517,865

COMPONENTS OF NET ASSETS
Common Stock, at $0.001 Par Value	$33,523	$3,967	$15,213	$16,214	$3,798
Paid-In Capital in Excess of Par	1,308,735,001	40,832,472	148,387,491	220,927,217	41,447,697

	1,308,768,524	40,836,439	148,402,704	220,943,431	41,451,495
Undistributed Net Investment Income (Loss)	(94,963)	34,673	455,472	216,249	(111,745)
Accumulated Net Realized Gain (Loss) on Investments	(1,008,793,902)	1,112,824	(31,363,942)	(40,723,394)	(12,941,825)
Net Unrealized Appreciation (Depreciation) on Investments	24,210,347	7,166,653	16,240,672	34,216,542	4,119,940

NET ASSETS	$324,090,006	$49,150,589	$133,734,906	$214,652,828	$32,517,865

(A) Investments at Cost	$363,787,170	$48,130,934	$122,307,958	$186,540,254	$31,372,490

(B) Foreign Currency at Cost	$—	$—	$—	$—	$—

(C) Premiums Received for Written Options	$—	$—	$—	$—	$—

(D) Securities on Loan at Value	$63,208,725	$6,026,736	$4,054,835	$2,624,007	$2,904,610

(E) Affiliated Transfer Agent Accrual	$479,659	$33,190	$81,150	$151,137	$30,267

(F) Amount Segregated to Cover Open Futures Contracts	$—	$—	$—	$—	$—

See Notes to Financial Statements.

	STRATEGIC PARTNERS CONCENTRATED GROWTH FUND	STRATEGIC PARTNERS CORE VALUE FUND	STRATEGIC PARTNERS MANAGED INDEX 500 FUND	STRATEGIC PARTNERS EQUITY INCOME FUND	STRATEGIC PARTNERS GROWTH WITH INCOME FUND
NET ASSET VALUE:
Class A: Net Assets	$12,693,802	$2,768,081	$10,143,906	$12,762,834	$2,027,603

Shares Outstanding	1,162,304	222,811	1,125,786	946,309	231,365

Net Asset Value and Redemption Price Per Share	$10.92	$12.42	$9.01	$13.49	$8.76

Maximum Sales Charge	5.50%	5.50%	5.50%	5.50%	5.50%

Offering Price Per Share*	$11.56	$13.15	$9.53	$14.27	$9.27

Class B: Net Assets	$2,784,429	$767,300	$2,340,221	$1,959,008	$480,557

Shares Outstanding	296,752	61,954	267,392	148,624	56,514

Net Asset Value, Offering and Redemption Price Per Share	$9.38	$12.38	$8.75	$13.18	$8.50

Class C: Net Assets	$48,189,926	$11,020,373	$25,850,486	$39,107,600	$5,143,296

Shares Outstanding	5,147,044	889,924	2,957,770	2,970,817	605,079

Net Asset Value, Offering and Redemption Price Per Share	$9.36	$12.38	$8.74	$13.16	$8.50

Class D: Net Assets	$—	$—	$—	$—	$—

Shares Outstanding	—	—	—	—	—

Net Asset Value, Offering and Redemption
Price Per Share	$—	$—	$—	$—	$—

Class L: Net Assets	$55,779,762	$7,901,002	$19,244,033	$35,577,837	$6,315,508

Shares Outstanding	5,127,838	637,023	2,145,472	2,639,875	723,120

Net Asset Value and Redemption Price Per Share	$10.88	$12.40	$8.97	$13.48	$8.73

Class M: Net Assets	$174,100,370	$22,053,520	$69,396,962	$99,457,397	$16,184,403

Shares Outstanding	18,540,466	1,781,051	7,941,637	7,548,233	1,903,149

Net Asset Value and Redemption Price Per Share	$9.39	$12.38	$8.74	$13.18	$8.50

Class X: Net Assets	$30,541,717	$4,640,313	$6,759,298	$25,788,152	$2,366,498

Shares Outstanding	3,248,198	374,522	774,448	1,960,197	278,515

Net Asset Value, Offering and Redemption Price Per Share	$9.40	$12.39	$8.73	$13.16	$8.50

*	On sales of $50,000 or more, the offering price of Class A shares is reduced for High Yield Bond Fund and Bond Fund. For all other Funds with the exception of Money Market Fund the offering price is reduced for $25,000 or more.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 2005 (UNAUDITED)

	STRATEGIC PARTNERS CAPITAL INCOME FUND	STRATEGIC PARTNERS BALANCED FUND	STRATEGIC PARTNERS HIGH YIELD BOND FUND	STRATEGIC PARTNERS BOND FUND	STRATEGIC PARTNERS MONEY MARKET FUND
ASSETS:
Investments in Securities at Value (A) including Securities on Loan (D)	$156,101,401	$139,039,541	$134,035,405	$336,635,513	$144,401,363
Cash (F)	527	150,935	533	31,847	—
Foreign Currency (B)	—	—	1,155,885	268,402	—
Swap Contracts, outstanding	—	—	—	75,282	—
Receivable For:
Securities Sold	2,504,241	5,164,197	1,526,847	630,291	—
Dividends and Interest	250,331	382,022	3,014,737	1,315,366	359,499
Futures Variation Margin	—	11,550	—	132,490	—
Fund Shares Sold	47,164	48,362	158,382	364,480	340,356
Unrealized Appreciation on Foreign Currency Forward Contracts	—	—	60,052	451,118	—
Unrealized Appreciation on Swap Agreements	—	—	—	489,984	—
Receivable from Investment Manager	—	—	—	10,822	—
Prepaid Expenses	5,581	16,239	29,866	—	72,514

Total Assets	158,909,245	144,812,846	139,981,707	340,405,595	145,173,732

LIABILITIES:
Payable to Custodian	—	—	—	—	—
Written Options Outstanding, at Value (C)	—	—	—	46,031	—
Payable to Investment Manager	45,351	49,903	36,820	—	38,566
Unrealized Depreciation on Foreign Currency Forward Contracts	—	—	29,702	37,045	—
Unrealized Depreciation on Swap Agreements	—	—	—	501,319	—
Payable to Broker for Collateral for Securities on Loan	22,534,478	9,359,347	—	—	—
Payable For:
Securities Purchased	1,663,232	16,899,091	—	52,101,689	—
Fund Shares Redeemed	461,557	493,029	834,376	860,209	558,922
Futures Variation Margin	—	—	—	—	—
Distribution Fees	100,197	86,733	104,993	205,134	101,525
Deferred Directors’ Fees	12,674	5,358	4,577	22,728	28,109
Transfer Agents’ Fees (E)	250,226	104,598	259,490	257,263	109,620
Accrued Expenses and Other Liabilities	107,806	95,576	91,960	641,420	78,121
Withholding Tax	—	—	—	—	—
Dividends and Distributions	—	—	282,253	119,841	17,711

Total Liabilities	25,175,521	27,093,635	1,644,171	54,792,679	932,574

NET ASSETS	$133,733,724	$117,719,211	$138,337,536	$285,612,916	$144,241,158

COMPONENTS OF NET ASSETS
Common Stock, at $0.001 Par Value	$10,567	$9,164	$19,298	$27,263	$144,285
Paid-In Capital in Excess of Par	161,636,762	119,148,383	170,432,165	280,347,049	144,139,931

	161,647,329	119,157,547	170,451,463	280,374,312	144,284,216
Undistributed Net Investment Income (Loss)	517,321	131,918	130,052	(814,208)	(28,647)
Accumulated Net Realized Gain (Loss) on Investments	(37,412,980)	(10,547,617)	(34,622,114)	1,259,275	(14,411)
Net Unrealized Appreciation (Depreciation) on Investments	8,982,054	8,977,363	2,378,135	4,793,537	—

NET ASSETS	$133,733,724	$117,719,211	$138,337,536	$285,612,916	$144,241,158

(A) Investments at Cost	$147,119,347	$130,035,740	$131,675,338	$332,335,865	$144,401,363

(B) Foreign Currency at Cost	$—	$—	$1,157,035	$266,772	$—

(C) Premiums Received for Written Options	$—	$—	$—	$199,036	$—

(D) Securities on Loan at Value	$21,796,272	$9,121,751	$—	$—	$—

(E) Affiliated Transfer Agent Accrual	$100,360	$69,393	$81,397	$151,357	$95,828

(F) Amount Segregated to Cover Open Futures Contracts	$—	$48,000	$—	$—	$—

See Notes to Financial Statements.

	STRATEGIC PARTNERS CAPITAL INCOME FUND	STRATEGIC PARTNERS BALANCED FUND	STRATEGIC PARTNERS HIGH YIELD BOND FUND	STRATEGIC PARTNERS BOND FUND	STRATEGIC PARTNERS MONEY MARKET FUND
NET ASSET VALUE:
Class A: Net Assets	$4,313,624	$6,864,480	$7,124,473	$17,117,557	$—

Shares Outstanding	339,093	532,787	992,132	1,619,752	—

Net Asset Value and Redemption Price Per Share	$12.72	$12.88	$7.18	$10.57	$—

Maximum Sales Charge	5.50%	5.50%	4.50%	4.50%	—

Offering Price Per Share*	$13.46	$13.63	$7.52	$11.07	$—

Class B: Net Assets	$637,192	$1,757,716	$1,297,728	$1,615,965	$—

Shares Outstanding	50,368	136,845	180,911	154,433	—

Net Asset Value, Offering and Redemption Price Per Share	$12.65	$12.84	$7.17	$10.46	$—

Class C: Net Assets	$22,571,717	$15,974,335	$18,360,602	$42,642,781	$15,349,895

Shares Outstanding	1,784,898	1,244,598	2,560,104	4,082,061	15,356,547

Net Asset Value, Offering and Redemption Price Per Share	$12.65	$12.83	$7.17	$10.45	$1.00

Class D: Net Assets	$—	$—	$—	$—	$17,692,479

Shares Outstanding	—	—	—	—	17,697,033

Net Asset Value, Offering and Redemption Price Per Share	$—	$—	$—	$—	$1.00

Class L: Net Assets	$23,440,142	$18,844,752	$17,267,470	$48,244,891	$27,953,894

Shares Outstanding	1,847,908	1,464,416	2,407,197	4,568,246	27,964,298

Net Asset Value and Redemption Price Per Share	$12.68	$12.87	$7.17	$10.56	$1.00

Class M: Net Assets	$64,192,772	$60,335,107	$82,496,088	$151,705,813	$67,714,666

Shares Outstanding	5,074,566	4,698,789	11,511,561	14,517,374	67,733,488

Net Asset Value and Redemption Price Per Share	$12.65	$12.84	$7.17	$10.45	$1.00

Class X: Net Assets	$18,578,277	$13,942,821	$11,791,175	$24,285,909	$15,530,224

Shares Outstanding	1,470,223	1,086,592	1,645,972	2,320,958	15,534,129

Net Asset Value, Offering and Redemption Price Per Share	$12.64	$12.83	$7.16	$10.46	$1.00

*	On sales of $50,000 or more, the offering price of Class A shares is reduced for High Yield Bond Fund and Bond Fund. For all other Funds with the exception of Money Market Fund the offering price is reduced for $25,000 or more.

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

SIX MONTHS ENDED APRIL 30, 2005 (UNAUDITED)

	STRATEGIC PARTNERS INTERNATIONAL GROWTH FUND	STRATEGIC PARTNERS SMALL-CAP GROWTH OPPORTUNITY FUND	STRATEGIC PARTNERS MANAGED SMALL-CAP GROWTH FUND	STRATEGIC PARTNERS SMALL COMPANY FUND	STRATEGIC PARTNERS MID-CAP GROWTH FUND
INVESTMENT INCOME:
Interest	$28,618	$14,711	$7,818	$8,394	$7,729
Dividends	2,517,657	111,468	83,045	1,122,858	393,219
Income from Securities Loaned, Net	—	7,356	8,306	18,387	18,361
Foreign Taxes Withheld	(294,884)	(364)	(480)	(820)	—

Total Income	2,251,391	133,171	98,689	1,148,819	419,309

EXPENSES:
Advisory Fees	1,405,744	357,894	208,572	1,021,820	818,640
Distribution Fees — Class A	17,057	5,076	3,502	10,712	12,634
Distribution Fees — Class B	7,992	2,585	1,825	5,147	6,745
Distribution Fees — Class C	273,956	67,243	40,830	194,129	134,844
Distribution Fees — Class D	—	—	—	—	—
Distribution Fees — Class L	143,624	41,208	24,882	96,442	91,437
Distribution Fees — Class M	594,819	178,857	95,009	449,220	369,107
Distribution Fees — Class X	173,502	46,254	18,110	137,593	74,536
Transfer Agent’s Fees and Expenses (A)	673,000	266,000	185,000	366,000	613,000
Administration and Accounting Fees	90,000	40,000	29,000	81,000	70,000
Custodian Fees and Expenses	111,000	22,000	11,000	2,000	6,000
Audit and Legal Fees	32,000	19,000	16,000	119,000	18,000
Directors’ Fees	6,000	4,000	4,400	7,000	5,000
Registration Fees	21,000	23,000	19,000	23,000	28,000
Interest Expense	2,129	1,827	—	1,208	2,942
Reports to Shareholders	97,000	35,000	22,000	298,000	74,000
Miscellaneous	48,307	18,194	14,671	14,578	26,691

Total Expenses	3,697,130	1,128,138	693,801	2,826,849	2,351,576
Less: Advisory Fee Waivers and Expense Reimbursements	(234,862)	(268,130)	(202,274)	(501,848)	(513,500)

Net Expenses	3,462,268	860,008	491,527	2,325,001	1,838,076

Net Investment Income (Loss)	(1,210,877)	(726,837)	(392,838)	(1,176,182)	(1,418,767)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net Realized Gain (Loss) on:
Investments	26,709,124	7,592,079	3,287,844	12,101,666	21,236,758
Futures	—	(73,191)	47,304	—	—
Options Written	—	—	—	—	—
Swap Agreements	—	—	—	—	—
Foreign Currency	(222,740)	—	—	—	—

	26,486,384	7,518,888	3,335,148	12,101,666	21,236,758

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(8,751,524)	(9,924,774)	(4,001,371)	(1,068,286)	(18,946,503)
Futures	—	(28,311)	(40,274)	—	—
Options Written	—	—	—	—	—
Swap Agreements	—	—	—	—	—
Foreign Currency	(48,072)	—	—	—	—
Unrealized Foreign Capital Gain Tax on Appreciated Securities	(38,837)	—	—	—	—

	(8,838,433)	(9,953,085)	(4,041,645)	(1,068,286)	(18,946,503)

Net Gain (Loss) on Investments and Foreign Currencies	17,647,951	(2,434,197)	(706,497)	11,033,380	2,290,255

Net Increase (Decrease) in Net Assets Resulting from Operations	$16,437,074	$(3,161,034)	$(1,099,335)	$9,857,198	$871,488

(A) Affiliated Transfer Agent’s Fees and Expenses	$469,000	$163,000	$83,000	$214,000	$268,000

See Notes to Financial Statements.

	STRATEGIC PARTNERS RELATIVE VALUE FUND	STRATEGIC PARTNERS TECHNOLOGY FUND	STRATEGIC PARTNERS HEALTH SCIENCES FUND	STRATEGIC PARTNERS MANAGED OTC FUND	STRATEGIC PARTNERS CAPITAL GROWTH FUND
INVESTMENT INCOME:
Interest	$—	$—	$6,407	$397	$—
Dividends	2,028,441	109,861	100,889	390,146	3,835,801
Income from Securities Loaned, Net	14,875	2,379	1,176	5,739	26,942
Foreign Taxes Withheld	—	(386)	(3,113)	(275)	(182,317)

Total Income	2,043,316	111,854	105,359	396,007	3,680,426

EXPENSES:
Advisory Fees	1,473,336	99,605	102,011	149,786	3,491,659
Distribution Fees — Class A	21,257	2,681	2,851	1,996	30,435
Distribution Fees — Class B	9,734	1,093	1,645	3,029	23,057
Distribution Fees — Class C	301,601	24,409	20,624	53,193	837,558
Distribution Fees — Class D	—	—	—	—	—
Distribution Fees — Class L	170,926	9,723	9,467	17,074	343,879
Distribution Fees — Class M	759,734	36,781	41,540	70,129	1,660,795
Distribution Fees — Class X	139,090	7,151	7,863	7,737	296,866
Transfer Agent’s Fees and Expenses (A)	534,000	91,000	53,000	136,000	1,402,000
Administration and Accounting Fees	98,000	30,000	30,000	28,000	86,000
Custodian Fees and Expenses	7,000	8,000	9,000	7,000	8,000
Audit and Legal Fees	19,000	16,000	13,000	20,000	26,000
Directors’ Fees	4,000	4,000	3,000	4,000	10,000
Registration Fees	28,000	23,000	14,000	24,000	22,000
Interest Expense	—	506	—	85	—
Reports to Shareholders	60,000	4,000	6,000	14,000	154,000
Miscellaneous	26,522	9,638	15,005	7,131	64,716

Total Expenses	3,652,200	367,587	329,006	543,160	8,456,965
Less: Advisory Fee Waivers and Expense Reimbursements	(39,854)	(145,796)	(102,200)	(169,645)	(548,268)

Net Expenses	3,612,346	221,791	226,806	373,515	7,908,697

Net Investment Income (Loss)	(1,569,030)	(109,937)	(121,447)	22,492	(4,228,271)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net Realized Gain (Loss) on:
Investments	33,129,872	386,460	1,036,520	(119,327)	29,033,468
Futures	—	—	—	875,289	—
Options Written	—	—	—	—	—
Swap Agreements	—	—	—	—	—
Foreign Currency	—	1	(33,326)	—	(3,112)

	33,129,872	386,461	1,003,194	755,962	29,030,356

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(13,137,291)	(1,049,254)	(172,064)	(1,412,656)	15,654,629
Futures	—	—	—	(1,363,346)	—
Options Written	—	—	94	—	—
Swap Agreements	—	—	—	—	—
Foreign Currency	—	—	—	—	145
Unrealized Foreign Capital Gain Tax on Appreciated Securities	—	—	394	—	—

	(13,137,291)	(1,049,254)	(171,576)	(2,776,002)	15,654,774

Net Gain (Loss) on Investments and Foreign Currencies	19,992,581	(662,793)	831,618	(2,020,040)	44,685,130

Net Increase (Decrease) in Net Assets Resulting from Operations	$18,423,551	$(772,730)	$710,171	$(1,997,548)	$40,456,859

(A) Affiliated Transfer Agent’s Fees and Expenses	$298,000	$44,000	$31,000	$51,000	$720,000

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

SIX MONTHS ENDED APRIL 30, 2005 (UNAUDITED)

	STRATEGIC PARTNERS CONCENTRATED GROWTH FUND	STRATEGIC PARTNERS CORE VALUE FUND	STRATEGIC PARTNERS MANAGED INDEX 500 FUND	STRATEGIC PARTNERS EQUITY INCOME FUND	STRATEGIC PARTNERS GROWTH WITH INCOME FUND
INVESTMENT INCOME:
Interest	$9,360	$2	$—	$—	$1,411
Dividends	3,908,541	627,727	1,841,442	3,104,002	273,119
Income from Securities Loaned, Net	25,618	2,885	3,175	1,465	2,132
Foreign Taxes Withheld	—	(1,119)	(176)	(878)	(3,382)

Total Income	3,943,519	629,495	1,844,441	3,104,589	273,280

EXPENSES:
Advisory Fees	1,859,296	213,171	589,221	1,154,671	177,109
Distribution Fees — Class A	14,748	3,134	12,101	14,252	2,176
Distribution Fees — Class B	11,103	2,448	9,007	7,434	1,640
Distribution Fees — Class C	280,148	57,813	144,646	210,999	28,452
Distribution Fees — Class D	—	—	—	—	—
Distribution Fees — Class L	162,264	20,850	54,958	99,280	18,099
Distribution Fees — Class M	1,008,101	112,192	387,273	540,802	89,504
Distribution Fees — Class X	176,423	24,102	37,281	139,870	12,610
Transfer Agent’s Fees and Expenses (A)	1,320,000	86,000	415,000	422,000	89,000
Administration and Accounting Fees	102,000	31,000	29,000	84,000	27,000
Custodian Fees and Expenses	15,000	4,000	2,000	4,000	12,000
Audit and Legal Fees	18,000	15,000	56,000	20,000	25,000
Directors’ Fees	5,000	5,000	4,000	6,000	5,000
Registration Fees	26,000	15,000	26,000	28,000	20,000
Interest Expense	3,767	—	2,953	12,209	646
Reports to Shareholders	99,000	15,000	143,000	60,000	36,000
Miscellaneous	61,299	11,786	18,120	25,247	7,808

Total Expenses	5,162,149	616,496	1,930,560	2,828,764	552,044
Less: Advisory Fee Waivers and Expense Reimbursements	(1,181,638)	(95,010)	(545,855)	(476,237)	(168,675)

Net Expenses	3,980,511	521,486	1,384,705	2,352,527	383,369

Net Investment Income (Loss)	(36,992)	108,009	459,736	752,062	(110,089)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net Realized Gain (Loss) on:
Investments	5,500,971	1,113,787	878,314	15,028,775	1,534,281
Futures	—	—	—	—	—
Options Written	—	—	—	—	—
Swap Agreements	—	—	—	—	—
Foreign Currency	—	—	—	—	75

	5,500,971	1,113,787	878,314	15,028,775	1,534,356

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(13,297,745)	745,301	843,252	(4,825,935)	13,892
Futures	—	—	—	—	—
Options Written	—	—	—	—	—
Swap Agreements	—	—	—	—	—
Foreign Currency	—	—	—	—	17
Unrealized Foreign Capital Gain Tax on Appreciated Securities	—	—	—	—	—

	(13,297,745)	745,301	843,252	(4,825,935)	13,909

Net Gain (Loss) on Investments and Foreign Currencies	(7,796,774)	1,859,088	1,721,566	10,202,840	1,548,265

Net Increase (Decrease) in Net Assets Resulting from Operations	$(7,833,766)	$1,967,097	$2,181,302	$10,954,902	$1,438,176

(A) Affiliated Transfer Agent’s Fees and Expenses	$735,000	$49,000	$123,000	$230,000	$46,000

See Notes to Financial Statements.

	STRATEGIC PARTNERS CAPITAL INCOME FUND	STRATEGIC PARTNERS BALANCED FUND	STRATEGIC PARTNERS HIGH YIELD BOND FUND	STRATEGIC PARTNERS BOND FUND	STRATEGIC PARTNERS MONEY MARKET FUND
INVESTMENT INCOME:
Interest	$—	$1,034,309	$6,867,983	$5,356,678	$1,835,681
Dividends	2,041,838	755,116	87,442	49,263	445
Income from Securities Loaned, Net	14,188	5,735	—	—	—
Foreign Taxes Withheld	(15,010)	(797)	—	—	—

Total Income	2,041,016	1,794,363	6,955,425	5,405,941	1,836,126

EXPENSES:
Advisory Fees	549,161	575,180	571,652	984,622	389,539
Distribution Fees — Class A	4,589	7,377	10,518	19,068	—
Distribution Fees — Class B	2,531	6,354	4,296	6,100	—
Distribution Fees — Class C	125,982	87,629	115,927	233,784	93,280
Distribution Fees — Class D	—	—	—	—	37,756
Distribution Fees — Class L	64,122	52,795	51,121	129,009	93,226
Distribution Fees — Class M	355,160	333,364	483,751	809,795	350,464
Distribution Fees — Class X	101,945	76,645	68,359	130,834	71,990
Transfer Agent’s Fees and Expenses (A)	329,000	194,000	294,000	594,000	327,000
Administration and Accounting Fees	64,000	58,000	69,000	92,000	26,000
Custodian Fees and Expenses	5,000	30,000	5,000	30,000	9,000
Audit and Legal Fees	17,000	21,000	25,000	158,000	22,000
Directors’ Fees	5,000	5,000	5,000	4,000	5,000
Registration Fees	28,000	25,000	30,000	26,000	23,581
Interest Expense	—	—	1,664	—	—
Reports to Shareholders	52,000	15,000	34,000	415,000	42,000
Miscellaneous	19,987	23,776	24,445	25,925	18,558

Total Expenses	1,723,477	1,511,120	1,793,733	3,658,137	1,509,394
Less: Advisory Fee Waivers and Expense Reimbursements	(212,456)	(212,005)	(241,977)	(1,117,706)	(90,788)

Net Expenses	1,511,021	1,299,115	1,551,756	2,540,431	1,418,606

Net Investment Income (Loss)	529,995	495,248	5,403,669	2,865,510	417,520

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net Realized Gain (Loss) on:
Investments	3,167,705	4,866,387	2,772,436	(244,107)	(14,411)
Futures	—	17,784	—	388,938	—
Options Written	—	—	—	298,960	—
Swap Agreements	—	—	—	1,531,870	—
Foreign Currency	—	13,672	(309,993)	693,966	—

	3,167,705	4,897,843	2,462,443	2,669,627	(14,411)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	3,788,414	(1,621,483)	(9,450,716)	(495,027)	—
Futures	—	(29,126)	—	(1,453,463)	—
Options Written	—	—	—	308,048	—
Swap Agreements	—	—	—	(2,052,663)	—
Foreign Currency	—	—	587,883	241,248	—
Unrealized Foreign Capital Gain Tax on Appreciated Securities	—	—	—	—	—

	3,788,414	(1,650,609)	(8,862,833)	(3,451,857)	—

Net Gain (Loss) on Investments and Foreign Currencies	6,956,119	3,247,234	(6,400,390)	(782,230)	(14,411)

Net Increase (Decrease) in Net Assets Resulting from Operations	$7,486,114	$3,742,482	$(996,721)	$2,083,280	$403,109

(A) Affiliated Transfer Agent’s Fees and Expenses	$153,000	$105,000	$125,000	$231,000	$149,000

See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

(UNAUDITED)

	STRATEGIC PARTNERS INTERNATIONAL GROWTH FUND		STRATEGIC PARTNERS SMALL-CAP GROWTH OPPORTUNITY FUND
	SIX MONTHS ENDED APRIL 30, 2005	YEAR ENDED OCTOBER 31, 2004	SIX MONTHS ENDED APRIL 30, 2005	YEAR ENDED OCTOBER 31, 2004
OPERATIONS:
Net Investment Income (Loss)	$(1,210,877)	$(2,713,279)	$(726,837)	$(2,039,396)
Net Realized Gain (Loss) on Investments and Foreign Currencies	26,486,384	28,047,074	7,518,888	19,673,756
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currencies	(8,838,433)	(420,169)	(9,953,085)	(33,407,467)

Net Increase (Decrease) in Net Assets Resulting from Operations	16,437,074	24,913,626	(3,161,034)	(15,773,107)

DIVIDENDS AND DISTRIBUTIONS:
Dividends from Net Investment Income:
Class A	(159,915)	(7,675)	—	—
Class B	(6,278)	—	—	—
Class C	(248,656)	—	—	—
Class D	—	—	—	—
Class L	(588,340)	(91,348)	—	—
Class M	(538,340)	—	—	—
Class X	(156,884)	—	—	—

Total Dividends	(1,698,413)	(99,023)	—	—

Distributions from Net Realized Gains:
Class A	—	—	—	—
Class B	—	—	—	—
Class C	—	—	—	—
Class D	—	—	—	—
Class L	—	—	—	—
Class M	—	—	—	—
Class X	—	—	—	—

Total Distributions	—	—	—	—

FUND SHARE TRANSACTIONS (NOTE 4)
Net Proceeds from Shares Sold(b)	18,079,538	196,070,018	3,263,983	14,422,373
Net Asset Value of Shares Issued in Reinvestment of Dividends and Distributions	1,567,606	87,863	—	—
Cost of Shares Redeemed	(50,127,451)	(96,567,861)	(18,363,271)	(41,810,177)

Increase (Decrease) in Net Assets from Fund Share Transactions	(30,480,307)	99,590,020	(15,099,288)	(27,387,804)

Net Increase (Decrease) in Net Assets	(15,741,646)	124,404,623	(18,260,322)	(43,160,911)
NET ASSETS:
Beginning of Year	279,163,912	154,759,289	84,236,752	127,397,663

End of Year(a)	$263,422,266	$279,163,912	$65,976,430	$84,236,752

(a) Includes Undistributed Net Investment Income of:	$—	$—	$—	$—

(b) Includes Value of Shares Issued in Merger:	$—	$149,666,303	$—	$—

See Notes to Financial Statements.

STRATEGIC PARTNERS MANAGED SMALL-CAP GROWTH FUND		STRATEGIC PARTNERS SMALL COMPANY FUND		STRATEGIC PARTNERS MID-CAP GROWTH FUND		STRATEGIC PARTNERS RELATIVE VALUE FUND
SIX MONTHS ENDED APRIL 30, 2005	YEAR ENDED OCTOBER 31, 2004	SIX MONTHS ENDED APRIL 30, 2005	YEAR ENDED OCTOBER 31, 2004	SIX MONTHS ENDED APRIL 30, 2005	YEAR ENDED OCTOBER 31, 2004	SIX MONTHS ENDED APRIL 30, 2005	YEAR ENDED OCTOBER 31, 2004
$(392,838)	$(973,411)	$(1,176,182)	$(2,478,344)	$(1,418,767)	$(2,570,924)	$(1,569,030)	$(2,743,552)
3,335,148	7,949,886	12,101,666	9,793,405	21,236,758	21,152,208	33,129,872	42,917,689
(4,041,645)	(6,757,437)	(1,068,286)	21,131,600	(18,946,503)	(6,027,667)	(13,137,291)	877,486

(1,099,335)	219,038	9,857,198	28,446,661	871,488	12,553,617	18,423,551	41,051,623

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—

—	—	(251,988)	—	—	—	(1,706,973)	—
—	—	(26,670)	—	—	—	(152,535)	—
—	—	(1,322,744)	—	—	—	(7,000,236)	(551,438)
—	—	—	—	—	—	—	—
—	—	(1,279,729)	—	—	—	(7,910,219)	(693,820)
—	—	(3,060,994)	—	—	—	(17,653,222)	(1,287,867)
—	—	(936,563)	—	—	—	(3,193,460)	(231,903)

—	—	(6,878,688)	—	—	—	(37,616,645)	(2,765,028)

3,060,279	13,723,679	13,245,653	37,315,206	10,421,753	182,608,812	27,560,621	156,486,555
—	—	6,372,923	—	—	—	34,307,053	2,545,232
(9,626,317)	(22,325,892)	(35,107,004)	(73,845,312)	(30,462,132)	(57,108,333)	(50,912,647)	(99,404,076)

(6,566,038)	(8,602,213)	(15,488,428)	(36,530,106)	(20,040,379)	125,500,479	10,955,027	59,627,711

(7,665,373)	(8,383,175)	(12,509,918)	(8,083,445)	(19,168,891)	138,054,096	(8,238,067)	97,914,306
44,590,821	52,973,996	200,637,286	208,720,731	165,802,441	27,748,345	314,916,976	217,002,670

$36,925,448	$44,590,821	$188,127,368	$200,637,286	$146,633,550	$165,802,441	$306,678,909	$314,916,976

$—	$—	$—	$—	$—	$—	$—	$—

$—	$—	$—	$—	$—	$158,906,224	$—	$87,404,927

STATEMENTS OF CHANGES IN NET ASSETS

(UNAUDITED)

	STRATEGIC PARTNERS TECHNOLOGY FUND		STRATEGIC PARTNERS HEALTH SCIENCES FUND
	SIX MONTHS ENDED APRIL 30, 2005	YEAR ENDED OCTOBER 31, 2004	SIX MONTHS ENDED APRIL 30, 2005	YEAR ENDED OCTOBER 31, 2004
OPERATIONS:
Net Investment Income (Loss)	$(109,937)	$(469,765)	$(121,447)	$(300,411)
Net Realized Gain (Loss) on Investments and Foreign Currencies	386,461	1,379,026	1,003,194	2,818,413
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currencies	(1,049,254)	(2,254,995)	(171,576)	(1,632,781)

Net Increase (Decrease) in Net Assets Resulting from Operations	(772,730)	(1,345,734)	710,171	885,221

DIVIDENDS AND DISTRIBUTIONS:
Dividends from Net Investment Income:
Class A	—	—	—	—
Class B	—	—	—	—
Class C	—	—	—	—
Class D	—	—	—	—
Class L	—	—	—	—
Class M	—	—	—	—
Class X	—	—	—	—

Total Dividends.	—	—	—	—

Distributions from Net Realized Gains:
Class A	—	—	—	—
Class B	—	—	—	—
Class C	—	—	—	—
Class D	—	—	—	—
Class L	—	—	—	—
Class M	—	—	—	—
Class X	—	—	—	—

Total Distributions	—	—	—	—

FUND SHARE TRANSACTIONS (NOTE 4)
Net Proceeds from Shares Sold(b)	2,524,487	8,330,726	3,520,148	7,429,268
Net Asset Value of Shares Issued in Reinvestment of Dividends and Distributions	—	—	—	—
Cost of Shares Redeemed	(5,539,789)	(11,281,479)	(4,445,141)	(6,316,689)

Increase (Decrease) in Net Assets from Fund Share Transactions	(3,015,302)	(2,950,753)	(924,993)	1,112,579

Net Increase (Decrease) in Net Assets	(3,788,032)	(4,296,487)	(214,822)	1,997,800
NET ASSETS:
Beginning of Year	21,125,213	25,421,700	20,360,859	18,363,059

End of Year(a)	$17,337,181	$21,125,213	$20,146,037	$20,360,859

(a) Includes Undistributed Net Investment Income of:	$—	$—	$—	$—

(b) Includes Value of Shares Issued in Merger:	$—	$—	$—	$—

See Notes to Financial Statements.

STRATEGIC PARTNERS MANAGED OTC FUND		STRATEGIC PARTNERS CAPITAL GROWTH FUND		STRATEGIC PARTNERS CONCENTRATED GROWTH FUND		STRATEGIC PARTNERS CORE VALUE FUND
SIX MONTHS ENDED APRIL 30, 2005	YEAR ENDED OCTOBER 31, 2004	SIX MONTHS ENDED APRIL 30, 2005	YEAR ENDED OCTOBER 31, 2004	SIX MONTHS ENDED APRIL 30, 2005	YEAR ENDED OCTOBER 31, 2004	SIX MONTHS ENDED APRIL 30, 2005	YEAR ENDED OCTOBER 31, 2004
$22,492	$(755,848)	$(4,228,271)	$(9,586,084)	$(36,992)	$(5,999,641)	$108,009	$112,707
755,962	(2,537,981)	29,030,356	41,641,863	5,500,971	16,028,481	1,113,787	1,777,105
(2,776,002)	4,070,516	15,654,774	(15,119,836)	(13,297,745)	(2,970,123)	745,301	2,788,786

(1,997,548)	776,687	40,456,859	16,935,943	(7,833,766)	7,058,717	1,967,097	4,678,598

—	—	—	—	—	—	(27,263)	—
—	—	—	—	—	—	(854)	—
—	—	—	—	—	—	(9,707)	(40,685)
—	—	—	—	—	—	—	—
—	—	—	—	—	—	(70,548)	(55,771)
—	—	—	—	—	—	(32,335)	(62,711)
—	—	—	—	—	—	(3,884)	(11,514)

—	—	—	—	—	—	(144,591)	(170,681)

—	—	—	—	—	—	(56,822)	—
—	—	—	—	—	—	(6,723)	—
—	—	—	—	—	—	(263,393)	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	(194,959)	—
—	—	—	—	—	—	(497,987)	—
—	—	—	—	—	—	(105,395)	—

—	—	—	—	—	—	(1,125,279)	—

3,181,209	15,930,602	32,090,813	229,363,952	9,390,537	32,643,631	10,463,365	22,857,818
—	—	—	—	—	—	1,209,481	161,002
(8,381,399)	(21,745,124)	(111,223,802)	(230,466,365)	(77,349,325)	(160,216,520)	(10,053,522)	(21,612,296)

(5,200,190)	(5,814,522)	(79,132,989)	(1,102,413)	(67,958,788)	(127,572,889)	1,619,324	1,406,524

(7,197,738)	(5,037,835)	(38,676,130)	15,833,530	(75,792,554)	(120,514,172)	2,316,551	5,914,441
36,524,871	41,562,706	715,914,558	700,081,028	399,882,560	520,396,732	46,834,038	40,919,597

$29,327,133	$36,524,871	$677,238,428	$715,914,558	$324,090,006	$399,882,560	$49,150,589	$46,834,038

$21,603	$—	$—	$—	$—	$—	$34,673	$71,255

—	$—	—	$116,120,633	—	$—	—	$—

STATEMENT OF CHANGES IN NET ASSETS

(UNAUDITED)

	STRATEGIC PARTNERS MANAGED INDEX 500 FUND		STRATEGIC PARTNERS EQUITY INCOME FUND
	SIX MONTHS ENDED APRIL 30, 2005	YEAR ENDED OCTOBER 31, 2004	SIX MONTHS ENDED APRIL 30, 2005	YEAR ENDED OCTOBER 31, 2004
OPERATIONS:
Net Investment Income (Loss).	$459,736	$(310,493)	$752,062	$(431,521)
Net Realized Gain (Loss) on Investments and Foreign Currencies	878,314	205,398	15,028,775	13,495,142
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currencies	843,252	9,710,452	(4,825,935)	9,259,414

Net Increase (Decrease) in Net Assets Resulting from Operations	2,181,302	9,605,357	10,954,902	22,323,035

DIVIDENDS AND DISTRIBUTIONS:
Dividends from Net Investment Income:
Class A	—	(833)	(96,725)	—
Class B	—	—	(1,065)	—
Class C	—	—	(36,016)	—
Class D	—	—	—	—
Class L	—	(4,243)	(276,305)	—
Class M	—	—	(93,218)	—
Class X	—	—	(24,048)	—

Total Dividends	—	(5,076)	(527,377)	—

Distributions from Net Realized Gains:
Class A	—	—	—	—
Class B	—	—	—	—
Class C	—	—	—	—
Class D	—	—	—	—
Class L	—	—	—	—
Class M	—	—	—	—
Class X	—	—	—	—

Total Distributions	—	—	—	—

FUND SHARE TRANSACTIONS (NOTE 4)
Net Proceeds from Shares Sold(b)	11,857,039	56,405,756	11,749,768	45,603,649
Net Asset Value of Shares Issued in Reinvestment of Dividends and Distributions	—	5,076	510,778	—
Cost of Shares Redeemed	(29,240,384)	(69,681,893)	(41,055,566)	(88,799,884)

Increase (Decrease) in Net Assets from Fund Share Transactions	(17,383,345)	(13,271,061)	(28,795,020)	(43,196,235)

Net Increase (Decrease) in Net Assets	(15,202,043)	(3,670,780)	(18,367,495)	(20,873,200)
NET ASSETS:
Beginning of Year	148,936,949	152,607,729	233,020,323	253,893,523

End of Year(a)	$133,734,906	$148,936,949	$214,652,828	$233,020,323

(a) Includes Undistributed Net Investment Income of:	$455,472	$—	$216,249	$—

(b) Includes Value of Shares Issued in Merger:	$—	$14,341,252	$—	$1,775,446

See Notes to Financial Statements.

STRATEGIC PARTNERS GROWTH WITH INCOME FUND		STRATEGIC PARTNERS CAPITAL INCOME FUND		STRATEGIC PARTNERS BALANCED FUND		STRATEGIC PARTNERS HIGH YIELD BOND FUND
SIX MONTHS ENDED APRIL 30, 2005	YEAR ENDED OCTOBER 31, 2004	SIX MONTHS ENDED APRIL 30, 2005	YEAR ENDED OCTOBER 31, 2004	SIX MONTHS ENDED APRIL 30, 2005	YEAR ENDED OCTOBER 31, 2004	SIX MONTHS ENDED APRIL 30, 2005	YEAR ENDED OCTOBER 31, 2004
$(110,089)	$(238,404)	$529,995	$(584,601)	$495,248	$776,128	$5,403,669	$12,534,299
1,534,356	2,279,405	3,167,705	7,747,905	4,897,843	11,986,747	2,462,443	3,079,394
13,909	726,905	3,788,414	(1,869,096)	(1,650,609)	(3,360,363)	(8,862,833)	4,600,404

1,438,176	2,767,906	7,486,114	5,294,208	3,742,482	9,402,512	(996,721)	20,214,097

—	—	—	—	(41,040)	(21,201)	(312,199)	(177,921)
—	—	—	—	(4,479)	(948)	(28,871)	(12,153)
—	—	—	(23,493)	(72,036)	(129,517)	(774,316)	(1,947,832)
—	—	—	—	—	—	—	—
—	—	—	(117,688)	(155,668)	(322,476)	(733,761)	(2,092,523)
—	—	—	(58,196)	(273,307)	(421,170)	(3,237,591)	(7,812,965)
—	—	—	(16,254)	(63,259)	(95,177)	(457,060)	(997,409)

—	—	—	(215,631)	(609,789)	(990,489)	(5,543,798)	(13,040,803)

—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

—	—	—	—	—	—	—	—

2,205,744	8,106,250	3,430,455	11,986,181	8,909,580	29,951,874	19,888,740	68,286,315
—	—	—	200,911	571,341	927,821	3,644,754	8,586,844
(6,962,511)	(14,520,861)	(27,827,207)	(61,177,446)	(25,544,600)	(49,402,492)	(56,822,510)	(122,627,026)

(4,756,767)	(6,414,611)	(24,396,752)	(48,990,354)	(16,063,679)	(18,522,797)	(33,289,016)	(45,753,867)

(3,318,591)	(3,646,705)	(16,910,638)	(43,911,777)	(12,930,986)	(10,110,774)	(39,829,535)	(38,580,573)
35,836,456	39,483,161	150,644,362	194,556,139	130,650,197	140,760,971	178,167,071	216,747,644

$32,517,865	$35,836,456	$133,733,724	$150,644,362	$117,719,211	$130,650,197	$138,337,536	$178,167,071

$—	$—	$517,321	$—	$131,918	$246,459	$130,052	$270,181

$—	$—	$—	$—	$—	$—	$—	$—

STATEMENT OF CHANGES IN NET ASSETS

(UNAUDITED)

	STRATEGIC PARTNERS BOND FUND		STRATEGIC PARTNERS MONEY MARKET FUND
	SIX MONTHS ENDED APRIL 30, 2005	YEAR ENDED OCTOBER 31, 2004	SIX MONTHS ENDED APRIL 30, 2005	YEAR ENDED OCTOBER 31, 2004
OPERATIONS:
Net Investment Income (Loss)	$2,865,510	$5,549,582	$417,520	$448,697
Net Realized Gain (Loss) on Investments and Foreign Currencies	2,669,627	11,543,409	(14,411)	388
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currencies	(3,451,857)	2,035,295	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	2,083,280	19,128,286	403,109	449,085

DIVIDENDS AND DISTRIBUTIONS:
Dividends from Net Investment Income:
Class A	(220,130)	(125,087)	—	—
Class B	(13,102)	(5,325)	—	—
Class C	(493,934)	(1,119,189)	(36,642)	(680)
Class D	—	—	(69,716)	(65,074)
Class L	(674,518)	(1,732,693)	(164,819)	(378,932)
Class M	(1,714,013)	(3,560,607)	(145,159)	(3,506)
Class X	(276,381)	(545,367)	(29,831)	(505)

Total Dividends	(3,392,078)	(7,088,268)	(446,167)	(448,697)

Distributions from Net Realized Gains:
Class A	(386,956)	—	—	—
Class B	(28,719)	—	—	—
Class C	(1,414,621)	(2,172,572)	—	—
Class D	—	—	—	—
Class L	(1,541,816)	(2,712,956)	—	—
Class M	(4,835,269)	(7,005,565)	—	—
Class X	(779,120)	(1,044,571)	—	—

Total Distributions	(8,986,501)	(12,935,664)	—	—

FUND SHARE TRANSACTIONS (NOTE 4)
Net Proceeds from Shares Sold(b)	15,103,894	64,017,370	45,578,779	239,455,706
Net Asset Value of Shares Issued in Reinvestment of Dividends and Distributions	10,772,712	18,036,864	389,218	409,993
Cost of Shares Redeemed	(63,300,555)	(216,682,365)	(81,315,523)	(354,289,517)

Increase (Decrease) in Net Assets from Fund Share Transactions	(37,423,949)	(134,628,131)	(35,347,526)	(114,423,818)

Net Increase (Decrease) in Net Assets	(47,719,248)	(135,523,777)	(35,390,584)	(114,423,430)
NET ASSETS:
Beginning of Year	333,332,164	468,855,941	179,631,742	294,055,172

End of Year(a)	$285,612,916	$333,332,164	$144,241,158	$179,631,742

(a) Includes Undistributed Net Investment Income of:	$—	$—	$—	$—

(b) Includes Value of Shares Issued in Merger:	$—	$—	$—	$—

See Notes to Financial Statements.

APRIL 30, 2005

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION

Strategic Partners Mutual Funds, Inc., formerly known as American Skandia Advisor Funds, Inc., (the “Company”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended. The Company was organized on March 5, 1997, as a Maryland Corporation. The Company operates as a series company and effective April 12, 2004, the name of the Company was changed to Strategic Partners Mutual Funds, Inc. At April 30, 2005, the Company consisted of 18 diversified and 2 non-diversified investment portfolios (Strategic Partners Mid-Cap Growth Fund and Strategic Partners Managed OTC Fund) (each a “Fund” and collectively the “Funds”).

The Funds of the Company have the following as investment objectives:

Strategic Partners International Growth Fund (“International Growth”): Capital growth by investing in equity securities of foreign companies.

Strategic Partners Small-Cap Growth Opportunity Fund (“Small-Cap Growth Opportunity”): Capital growth by investing primarily in common stocks of small capitalization U.S. companies.

Strategic Partners Managed Small-Cap Growth Fund (“Managed Small-Cap Growth”): Maximum capital growth by investing in equity securities of small capitalization companies included in the Russell 2000 Growth Index.

Strategic Partners Small Company Fund (“Small Company”): Long-term capital growth by investing in stocks and equity-related securities of small capitalization U.S. companies that appear to be undervalued.

Strategic Partners Mid-Cap Growth Fund (“Mid-Cap Growth”): Long-term capital growth by investing primarily in equity securities of medium-sized companies.

Strategic Partners Relative Value Fund (“Relative Value”): Capital growth by investing primarily in common stocks of medium capitalization companies.

Strategic Partners Technology Fund (“Technology”): Capital growth by investing primarily in equity securities of companies engaged in technology-related industries.

Strategic Partners Health Sciences Fund (“Health Science”): Growth by investing primarily in the equity securities of companies that develop, produce or distribute products or services related to health care.

Strategic Partners Managed OTC Fund (“Managed OTC”): Provide investment results that correlate to a multiple of the daily performance of the NASDAQ 100 Index by investing primarily in securities of companies included in the NASDAQ 100 and leveraged instruments, such as futures contracts and options, relating to the NASDAQ 100.

Strategic Partners Capital Growth Fund (“Capital Growth”): Capital growth by investing primarily in common stocks, with the majority of the Fund’s assets in large-cap stocks.

Strategic Partners Concentrated Growth Fund (“Concentrated Growth”): Capital growth by investing in equity securities of approximately 30-45 large-cap companies.

Strategic Partners Core Value Fund (“Core Value”): Long-term capital growth by investing primarily in common stocks of large capitalization companies that appear to be undervalued.

Strategic Partners Managed Index 500 Fund (“Managed Index 500”): To outperform the S&P 500 Stock Index by investing primarily in common stocks included in the S&P 500.

Strategic Partners Equity Income Fund (“Equity Income”): Long term capital growth and income by investing primarily in common stocks that are believed to be selling at reasonable valuation in relation to their fundamental business prospects.

Strategic Partners Growth with Income Fund (“Growth with Income”): Long-term growth of capital with a secondary objective to seek reasonable current income by investing primarily in common stocks and related securities.

Strategic Partners Capital Income Fund (“Capital Income”): Capital growth and current income by investing primarily in dividend-paying common and preferred stocks, and to a lesser extent in fixed income securities.

Strategic Partners Balanced Fund (“Balanced”): Capital growth and current income by investing in approximately 60% of its assets in equity securities and the remainder in bonds and other fixed income securities.

Strategic Partners High Yield Bond Fund (“High Yield Bond”): High current income by investing primarily in lower-quality fixed income securities.

Strategic Partners Bond Fund (“Bond”): Maximize total return, consistent with preservation of capital by investing in higher-quality fixed income securities of varying maturities, so that the Fund’s expected average duration will be from three to six years.

Strategic Partners Money Market Fund (“Money Market”): Maximize current income and maintain high levels of liquidity by investing in high-quality, short-term, U.S. dollar-denominated instruments.

2. SIGNIFICANT ACCOUNTING POLICIES

The following accounting policies are in conformity with accounting principles generally accepted in the United States of America. Such policies are consistently followed by the Company and the Funds in the preparation of their financial statements.

SECURITIES VALUATION

Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities that are actively traded via Nasdaq are valued at the official closing price as provided by Nasdaq. Securities that are actively traded in the over-the-counter market, including listed securities for which primary market is believed by Prudential Investments LLC (“PI” or “Manager”) in consultation with the subadviser, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset value.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase or market value on the 61st day, and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities, which mature in more than sixty days, are valued at current market quotation.

FOREIGN CURRENCY TRANSLATION

Fund securities and other assets and liabilities denominated in foreign currencies are translated each business day into U.S. dollars based on the current rates of exchange. Purchases and sales of Fund securities and income and expenses are translated into U.S. dollars on the respective dates of such transactions.

Gains and losses resulting from changes in exchange rates applicable to long-term foreign securities are not reported separately from gains and losses arising from movements in securities prices.

Net realized foreign exchange gains and losses include gains and losses from sales and maturities of foreign currency exchange contracts, gains and losses realized between the trade and settlement dates of foreign securities transactions, and the difference between the amount of net investment income accrued on foreign securities and the U.S. dollar amount actually received. Net unrealized foreign exchange gains and losses include gains and losses from changes in the value of assets and liabilities other than Fund securities, resulting from changes in exchange rates.

FORWARD CURRENCY CONTRACTS

A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain Funds, as defined in the prospectus, enter into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or on specific receivables and payables denominated in a foreign currency. The contracts are valued daily at forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on investments. Gain or loss is realized on the settlement date of the contract equal to the difference between the settlement value of the original and renegotiated forward contracts. This gain or loss, if any, is included in net realized gain or loss on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counter parties to meet the terms of their contracts.

OPTIONS

The Funds may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option.

If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid, respectively. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on written option transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option.

When a Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay (receive) a fixed interest rate (noted as the strike price) and receive (pay) a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

FINANCIAL FUTURES CONTRACTS

A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures contracts. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and underlying hedged assets.

REPURCHASE AGREEMENTS

A repurchase agreement is a commitment to purchase securities from a seller who agrees to repurchase the securities at an agreed-upon price and date. The excess of the resale price over the purchase price determines the yield on the transaction. Under the terms of the agreement, the market value, including accrued interest, of the securities will be at least equal to their repurchase price.

Repurchase agreements are recorded at cost, which, combined with accrued interest, approximates market value.

Repurchase agreements bear a risk of loss in the event that the seller defaults on its obligation to repurchase the securities. In such case, the Fund may be delayed or prevented from exercising its right to dispose of the securities.

SWAP AGREEMENTS

The Funds may enter into swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Funds may enter into interest rate, forward swap spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by the Fund with another party of their respective commitments to pay or receive interest.

Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and a fixed spread, multiplied by the notional amount times the duration of the swap. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issues or sovereign issues of an emerging country, on its obligation. Dividends and interest on the securities in the swap are included in the value of the exchange. The swaps are valued daily at current market value and any unrealized gain or loss is included in the net unrealized appreciation or depreciation on investments. Gain or loss is realized on the termination date of the swap and is equal to the difference between the Fund’s basis in the swap and the proceeds or costs of the closing transaction, including fees. During the period that the swap agreement is open, the Fund may be subject to risk from the potential inability of the counter party to meet the terms of the agreement.

Forward currency contracts, written options, financial futures contracts, and swap agreements involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

DELAYED DELIVERY TRANSACTIONS

Certain Funds may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

SECURITIES LOANS

The Funds may lend their portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Funds have the right to repurchase the securities using the collateral in the open market. The Funds recognize income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Funds also continue to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognize any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent. These may include the Institutional Money Market Trust, advised by BlackRock Capital Management, Inc., or directly in high-quality, short-term instruments with a maturity date not to exceed 397 days.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded on the trade date. Realized gains or losses on sales of investments and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund amortizes premiums and discounts on portfolio securities as adjustments to interest income. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

TRADED CUSTODY RECEIPTS

The Trust invests in securities that represent an interest in a diversified portfolio (the “basket”) of debt instruments (the underlying securities). Under the term of the baskets, the Trust has direct ownership in each underlying security equal to its pro rata interest in the basket. In the event of default of any underlying security, the notional amount on which interest is earned is reduced by the par amount of the defaulted security, and the pro rata interest of such security is distributed to the Trust. Traded custody receipts (“TRACERS”) are custody receipts representing direct ownership in a static, unlevered portfolio of 28 investment-grade corporate bonds with an approximate 10-year final legal maturity. Purchasers of TRACERS will generally have all the rights and privileges of owners of the underlying bonds. Purchasers must withdraw any underlying bond that has defaulted or been downgraded below investment grade by Fitch, Ratings Ltd., either in the form of cash proceeds from liquidation or the transfer of their pro rata share of the underlying bond.

As TRACERS approaches its final maturity date, it is expected that its market risk exposures will be reduced. Therefore, the volatility rating assigned to TRACERS is expected to improve (be lowered) over time.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders are recorded on the ex-divided date. Dividends, if any, from net investment income are declared and paid at least annually by the International Growth, Small-Cap Growth Opportunity, Managed Small-Cap Growth, Small Company, Mid-Cap Growth, Relative Value, Technology, Health Sciences, Managed OTC, Capital Growth, Concentrated Growth, Core Value, Managed Index 500, Equity Income, Growth with Income; semiannually by the Capital Income and Balanced, and declared daily and paid monthly by the High Yield Bond, Bond and Money Market.

These dividends and distributions are determined in accordance with federal income tax regulations and may differ from accounting principles generally accepted in the United States of America.

Net realized gains from investment transactions, if any are distributed at least annually. Permanent book/tax differences relating to income and gains are reclassified to paid-in capital when they arise.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Funds have entered into investment management agreements with Prudential Investments LLC (“Investment Manager”) which provide that the Investment Manager will furnish each Fund with investment advice and investment management and administrative services. The Investment Manager has presently engaged the following firms as Sub-advisors for their respective Funds:

A I M Capital Management, Inc. for Health Sciences; Alliance Capital Management L.P. for Core Value, Equity Income and Managed Index 500; American Century Investment Management, Inc. for Balanced; Deutsche Asset Management, Inc. for Managed Small-Cap Growth and Small-Cap Growth Opportunity; The Dreyfus Corporation for Technology; GAMCO Investors, Inc. for Small Company; Goldman Sachs Asset Management, L.P. for Mid-Cap Growth, Concentrated Growth and High Yield Bond; Marsico Capital Management, LLC for Capital Growth; Massachusetts Financial Services Company for Growth with Income; Neuberger Berman Management, Inc. for Relative Value; Pacific Investment Management Company LLC for Bond; ProFund Advisors LLC for Managed OTC; T. Rowe Price Associates, Inc. for Capital Income; Wells Capital Management, Inc. for Money Market; William Blair & Company, LLC for International Growth.

ADVISORY FEES AND EXPENSE LIMITATIONS

The Investment Manager receives a fee, computed daily and paid monthly, based on an annual rate of the average net assets. The Investment Manager pays each Sub-advisor a fee as compensation for advisory services provided to the Funds.

The Investment Manager has voluntarily agreed to waive expenses in accordance with limitation expense policies as noted in the table below. The Investment Manager will reimburse each Fund for its respective operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees and extraordinary expenses, but inclusive of the advisory fee, which in the aggregate exceed specified percentages of the Funds’ average net assets while retaining their ability to be reimbursed for such fee waivers prior to the end of the fiscal year. The advisory fees and expense limitations are summarized as follows:

	ADVISORY EXPENSE	EFFECTIVE ADVISORY FEES NET OF WAIVER	FEES LIMITATIONS
International Growth Fund	1.00% to $500 million;	0.95%	1.60%
	0.95% next $500 million;
	0.90% $1 billion and over
Small-Cap Growth Opportunity Fund	0.90% to $500 million;	0.90%	1.30%
	0.85% next $500 million;
	0.80% $1 billion and over
Managed Small-Cap Growth Fund	0.95%	0.85%	1.40%
Small Company Fund	1.00% to $500 million;	1.00%	1.40%
	0.95% next $500 million;
	0.90% $1 billion and over
Mid-Cap Growth Fund	1.00% to $500 million;	0.90%	1.40%
	0.90% next $500 million;
	0.85% $1 billion and over
Relative Value Fund	0.90% to $500 million;	0.90%	1.35%
	0.85% next $500 million;
	0.80% $1 billion and over
Technology Fund	1.00%	1.00%	1.40%
Health Sciences Fund	1.00%	1.00%	1.40%
Managed OTC Fund	0.85%	0.85%	1.25%
Capital Growth Fund	1.00% to $500 million;	0.9625%	1.30%
	0.90% next $500 million;
	0.85% $1 billion and over
Concentrated Growth Fund	1.00% to $500 million;	0.93%	1.25%
	0.90% next $500 million;
	0.85% $1 billion and over
Core Value Fund	0.85%	0.85%	1.20%
Managed Index 500 Fund	0.80% to $500 million;	0.80%	1.00%
	0.75% next $500 million;
	0.70% $1 billion and over
Equity Income Fund	1.00% to $500 million;	0.80%	1.15%
	0.80% next $500 million;
	0.75% $1 billion and over
Growth with Income Fund	1.00%	1.00%	1.30%
Capital Income Fund	0.75% to $500 million;	0.75%	1.17%
	0.70% next $500 million;
	0.65% $1 billion and over
Balanced Fund	0.90% to $500 million;	0.90%	1.15%
	0.80% next $500 million;
	0.75% $1 billion and over
High Yield Bond Fund	0.70% to $500 million;	0.70%	1.00%
	0.65% next $500 million;
	0.60% $1 billion and over
Bond Fund	0.65% to $500 million;	0.65%	0.80%
	0.60% next $500 million;
	0.55% $1 billion and over
Money Market Fund	0.50%	0.4934%	1.00%

The Investment Manager has voluntarily agreed to waive portions of its advisory fees equal to 0.07% of average daily net assets of Concentrated Growth, 0.05% of average daily net assets of

International Growth, 0.10% for Managed Small-Cap Growth and Mid-Cap Growth; 0.20% of the average daily net assets of Equity Income for the six months ended April 30, 2005. The Investment Manager will waive a portion of its advisory fee for the Money Market Fund to the extent necessary to keep net operating expenses from exceeding total investment income. Such voluntary fee waivers or reductions have been calculated prior to any fee reimbursements with respect to the expense limitations, and may be rescinded at any time and without notice to investors. All reimbursements by the Investment Manager are reflected in the Statements of Operations.

MANAGEMENT OF THE COMPANY

Certain officers and directors of the Funds are officers or directors of the Investment Manager. The Funds pay no compensation directly to their officers or interested directors.

DISTRIBUTOR

Prudential Investment Management Services LLC (“PIMS”), an affiliate of Prudential Investments LLC and an indirect, wholly-owned subsidiary of Prudential serves as the distributor for the Funds. The Company has adopted a separate Distribution and Service plan (each a “Plan” and collectively the “Plans”) for Class A, B, C, D, L, M and X shares of each Fund in accordance with the requirements of Rule 12b-1 of the Investment Company Act of 1940.

During the six months ended April 30, 2005, PIMS has advised the Funds, front-end sales charges (“FESC”) and gross contingent deferred sales charges (“CDSC”) were approximately as follows:

	CLASS A FESC	CLASS A CDSC	CLASS B CDSC	CLASS C CDSC	CLASS M CDSC	CLASS X CDSC
International Growth	$32,800	$—	$2,200	$1,300	$305,700	$75,200
Small-Cap Growth Opportunity	9,200	—	1,800	200	125,800	21,900
Managed Small-Cap Growth	8,200	—	400	300	54,000	10,700
Small Company	36,200	—	1,600	900	182,200	45,800
Mid-Cap Growth	30,000	—	3,800	900	215,400	47,400
Relative Value	58,100	400	2,300	4,300	307,300	46,700
Technology	3,600	—	600	100	42,400	2,600
Health Sciences	3,900	—	600	200	26,700	3,700
Managed OTC	14,700	—	6,100	300	65,900	5,300
Capital Growth	121,400	—	8,700	5,600	792,500	135,700
Concentrated Growth	50,500	—	8,700	1,000	667,900	102,900
Core Value	14,400	—	700	500	54,600	14,300
Managed Index 500	25,900	—	3,200	1,100	227,200	18,700
Equity Income	28,800	—	3,300	1,000	300,800	58,900
Growth with Income	6,200	—	400	200	69,900	4,600
Capital Income	12,100	—	1,400	300	211,100	42,000
Balanced	36,200	—	1,600	300	172,800	41,800
High Yield Bond	41,700	—	2,000	1,000	343,600	26,900
Bond	34,200	800	4,900	2,300	501,200	70,400
Money Market	—	—	—	—	342,300	101,100

Under the Plans, the Funds compensates PIMS a distribution and service fee at an annual rate up to 0.30%, 1.00%, 1.00%, 0.50%, 0.50%, 1.00% and 1.00% of the average daily net assets of the Class A, B, C, D, L, M and X shares, respectively. For the six months ended April 30, 2005, PIMS has contractually agreed to limit such fees to .25 of 1% of the average daily net assets of the Class A shares.

TRANSFER AGENT

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of Prudential Investments LLC and an indirect, wholly-owned subsidiary of Prudential, serves as the Funds’ transfer agent. Transfer agent fees and expenses are shown in the Statements of Operations.

BROKER

For the six months ended April 30, 2005, Wachovia Securities LLC (“Wachovia”), an affiliate of PI, earned the following amount of brokerage commissions from portfolio transactions executed on behalf of the Funds:

Mid-Cap Growth	$1,605
Relative Value	1,945
Equity Income	630

4. SHARES OF CAPITAL STOCK

Class A shares (except for Money Market) are sold with a front-end sales charge of up to 5.50%. Purchases of $1 million or more are subject to a contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of their purchase. Class B shares (except for Money Market) are sold with a CDSC which declines from 5% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares approximately seven years after purchase. Class C shares are sold with a CDSC of 1% during the first 12 months. Class X shares are closed to new purchases. In addition, for Money Market only, Class D shares are offered with no sales charge. The authorized capital stock of the Funds is 5.5 billion shares, with a par value of $.001 per share.

Transactions in shares of capital stock, during the six months ended April 30, 2005, were as follows:

	CLASS A		CLASS B		CLASS C		CLASS L
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
INTERNATIONAL GROWTH:
Sold	576,153	$7,272,565	194,214	$2,393,423	135,801	$1,680,664	103,573	$1,314,729
Reinvested	12,713	159,673	477	5,859	19,575	240,965	40,035	502,843
Redeemed	(279,454)	(3,550,700)	(115,062)	(1,435,849)	(822,853)	(10,192,432)	(892,894)	(11,296,517)

Net Increase/ (Decrease) before Conversion	309,412	3,881,538	79,629	963,433	(667,477)	(8,270,803)	(749,286)	(9,478,945)
Conversion from Class B into Class A	249	3,286	(255)	(3,286)	—	—	—	—

Net Increase/ (Decrease)	309,661	$3,884,824	79,374	$960,147	(667,477)	$(8,270,803)	(749,286)	$(9,478,945)

SMALL-CAP GROWTH OPPORTUNITY:
Sold	164,461	$1,744,322	30,272	$306,602	28,077	$284,443	52,570	$554,645
Redeemed	(84,056)	(871,725)	(5,901)	(59,357)	(314,516)	(3,192,923)	(404,429)	(4,252,372)

Net Increase/ (Decrease)	80,405	$872,597	24,371	$247,245	(286,439)	$(2,908,480)	(351,859)	$(3,697,727)

MANAGED SMALL-CAP GROWTH:
Sold	388,859	$2,139,410	42,462	$220,194	48,288	$258,777	3,884	$21,987
Redeemed	(193,160)	(1,042,245)	(6,475)	(33,477)	(364,908)	(1,934,178)	(454,884)	(2,470,025)

Net Increase/ (Decrease)	195,699	$1,097,165	35,987	$186,717	(316,620)	$(1,675,401)	(451,000)	$(2,448,038)

SMALL COMPANY:
Sold	354,311	$5,580,983	47,998	$732,030	98,258	$1,486,903	72,543	$1,150,727
Reinvested	16,110	249,544	1,707	25,507	82,568	1,231,086	75,853	1,170,411
Redeemed	(138,430)	(2,179,699)	(3,862)	(58,759)	(446,892)	(6,802,020)	(467,502)	(7,346,679)

Net Increase/ (Decrease) before Conversion	231,991	3,650,828	45,843	698,778	(266,066)	(4,084,031)	(319,106)	(5,025,541)
Conversion from Class B into Class A	2	40	(3)	(40)	—	—	—	—

Net Increase/ (Decrease)	231,993	$3,650,868	45,840	$698,738	(266,066)	$(4,084,031)	(319,106)	$(5,025,541)

	CLASS M		CLASS X
	SHARES	AMOUNT	SHARES	AMOUNT
INTERNATIONAL GROWTH:
Sold	379,964	$4,709,021	57,647	$709,136
Reinvested	41,086	504,535	12,519	153,731
Redeemed	(1,516,028)	(18,721,490)	(399,901)	(4,930,463)

Net Increase/ (Decrease) before Conversion	(1,094,978)	(13,507,934)	(329,735)	(4,067,596)
Conversion from Class B into Class A	—	—	—	—

Net Increase/ (Decrease)	(1,094,978)	$(13,507,934)	(329,735)	$(4,067,596)

SMALL-CAP GROWTH OPPORTUNITY:
Sold	31,348	$321,366	5,077	$52,605
Redeemed	(807,603)	(8,197,061)	(176,458)	(1,789,833)

Net Increase/ (Decrease)	(776,255)	$(7,875,695)	(171,381)	$(1,737,228)

MANAGED SMALL-CAP GROWTH:
Sold	57,824	$307,431	21,015	$112,480
Redeemed	(641,348)	(3,382,493)	(145,265)	(763,899)

Net Increase/ (Decrease)	(583,524)	$(3,075,062)	(124,250)	$(651,419)

SMALL COMPANY:
Sold	228,459	$3,447,323	55,728	$847,687
Reinvested	186,068	2,776,131	61,637	920,244
Redeemed	(927,460)	(14,065,775)	(307,191)	(4,654,072)

Net Increase/ (Decrease) before Conversion	(512,933)	(7,842,321)	(189,826)	(2,886,141)
Conversion from Class B into Class A	—	—	—	—

Net Increase/ (Decrease)	(512,933)	$(7,842,321)	(189,826)	$(2,886,141)

	CLASS A		CLASS B		CLASS C		CLASS L
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
MID-CAP GROWTH:
Sold	1,278,952	$5,764,475	197,102	$867,583	273,703	$1,201,198	156,087	$706,721
Redeemed	(580,563)	(2,633,927)	(28,037)	(124,603)	(1,305,997)	(5,724,207)	(1,622,105)	(7,290,700)

Net Increase/ (Decrease) before Conversion	698,389	3,130,548	169,065	742,980	(1,032,294)	(4,523,009)	(1,466,018)	(6,583,979)
Conversion from Class B into Class A	1,072	4,878	(1,094)	(4,878)	—	—	—	—

Net Increase/ (Decrease)	699,461	$3,135,426	167,971	$738,102	(1,032,294)	$(4,523,009)	(1,466,018)	$(6,583,979)

RELATIVE VALUE:
Sold	467,559	$8,984,800	99,714	$1,834,384	226,642	$4,191,038	154,061	$2,966,075
Reinvested	92,980	1,722,931	7,986	142,786	356,992	6,372,310	367,808	6,782,378
Redeemed	(232,118)	(4,407,359)	(4,390)	(80,164)	(533,641)	(9,812,599)	(615,144)	(11,695,770)

Net Increase/ (Decrease) before Conversion	328,421	6,300,372	103,310	1,897,006	49,993	750,749	(93,275)	(1,947,317)
Conversion from Class B into Class A	55	1,074	(57)	(1,074)	—	—	—	—

Net Increase/ (Decrease)	328,476	$6,301,446	103,253	$1,895,932	49,993	$750,749	(93,275)	$(1,947,317)

TECHNOLOGY:
Sold	748,099	$2,025,493	57,417	$149,390	76,725	$202,838	12,517	$33,581
Redeemed	(383,892)	(1,060,465)	(9,970)	(26,086)	(561,178)	(1,458,873)	(311,123)	(852,543)

Net Increase/ (Decrease)	364,207	$965,028	47,447	$123,304	(484,453)	$(1,256,035)	(298,606)	$(818,962)

HEALTH SCIENCES:
Sold	188,749	$2,208,037	25,831	$291,573	22,703	$257,489	1,111	$13,562
Redeemed	(38,146)	(441,127)	(13,435)	(152,663)	(90,737)	(1,026,753)	(94,448)	(1,090,205)

Net Increase/ (Decrease) before Conversion	150,603	1,766,910	12,396	138,910	(68,034)	(769,264)	(93,337)	(1,076,643)
Conversion from Class B into Class A	98	1,126	(100)	(1,126)	—	—	—	—

Net Increase/ (Decrease)	150,701	$1,768,036	12,296	$137,784	(68,034)	$(769,264)	(93,337)	$(1,076,643)

MANAGED OTC:
Sold	289,452	$760,875	169,710	$418,570	163,390	$424,725	51,199	$139,162
Redeemed	(168,797)	(440,967)	(58,718)	(151,038)	(855,408)	(2,194,903)	(592,410)	(1,563,353)

Net Increase/ (Decrease)	120,655	$319,908	110,992	$267,532	(692,018)	$(1,770,178)	(541,211)	$(1,424,191)

CAPITAL GROWTH:
Sold	901,367	$13,055,286	241,955	$3,371,515	349,542	$4,869,573	179,507	$2,587,155
Redeemed	(293,458)	(4,240,999)	(20,822)	(290,318)	(1,912,424)	(26,636,472)	(1,693,747)	(24,409,456)

Net Increase/ (Decrease) before Conversion	607,909	8,814,287	221,133	3,081,197	(1,562,882)	(21,766,899)	(1,514,240)	(21,822,301)
Conversion from Class B into Class A	28	410	(29)	(410)	—	—	—	—

Net Increase/ (Decrease)	607,937	$8,814,697	221,104	$3,080,787	(1,562,882)	$(21,766,899)	(1,514,240)	$(21,822,301)

CONCENTRATED GROWTH:
Sold	536,823	$6,170,429	160,503	$1,579,731	109,342	$1,076,500	7,199	$82,819
Redeemed	(275,658)	(3,156,487)	(30,387)	(298,595)	(1,348,370)	(13,310,799)	(1,295,908)	(14,855,964)

Net Increase/ (Decrease) before Conversion	261,165	3,013,942	130,116	1,281,136	(1,239,028)	(12,234,299)	(1,288,709)	(14,773,145)
Conversion from Class B into Class A	19	213	(22)	(213)	—	—	—	—

Net Increase/ (Decrease)	261,184	$3,014,155	130,094	$1,280,923	(1,239,028)	$(12,234,299)	(1,288,709)	$(14,773,145)

	CLASS M		CLASS X
	SHARES	AMOUNT	SHARES	AMOUNT
MID-CAP GROWTH:
Sold	365,108	$1,585,089	67,368	$296,687
Redeemed	(2,743,231)	(12,061,277)	(599,495)	(2,627,418)

Net Increase/ (Decrease) before Conversion	(2,378,123)	(10,476,188)	(532,127)	(2,330,731)
Conversion from Class B into Class A	—	—	—	—

Net Increase/ (Decrease)	(2,378,123)	$(10,476,188)	(532,127)	$(2,330,731)

RELATIVE VALUE:
Sold	417,547	$7,778,122	96,884	$1,806,202
Reinvested	904,962	16,153,566	176,016	3,133,082
Redeemed	(1,145,180)	(21,065,395)	(210,748)	(3,851,360)

Net Increase/ (Decrease) before Conversion	177,329	2,866,293	62,152	1,087,924
Conversion from Class B into Class A	—	—	—	—

Net Increase/ (Decrease)	177,329	$2,866,293	62,152	$1,087,924

TECHNOLOGY:
Sold	36,370	$97,121	6,151	$16,064
Redeemed	(653,763)	(1,718,440)	(161,427)	(423,382)

Net Increase/ (Decrease)	(617,393)	$(1,621,319)	(155,276)	$(407,318)

HEALTH SCIENCES:
Sold	58,378	$655,957	8,228	$93,530
Redeemed	(122,398)	(1,390,921)	(30,273)	(343,472)

Net Increase/ (Decrease) before Conversion	(64,020)	(734,964)	(22,045)	(249,942)
Conversion from Class B into Class A	—	—	—	—

Net Increase/ (Decrease)	(64,020)	$(734,964)	(22,045)	$(249,942)

MANAGED OTC:
Sold	426,341	$1,129,730	115,667	$308,147
Redeemed	(1,294,994)	(3,355,691)	(257,938)	(675,447)

Net Increase/ (Decrease)	(868,653)	$(2,225,961)	(142,271)	$(367,300)

CAPITAL GROWTH:
Sold	457,799	$6,378,284	130,922	$1,829,000
Redeemed	(3,331,973)	(46,449,504)	(661,281)	(9,197,053)

Net Increase/ (Decrease) before Conversion	(2,874,174)	(40,071,220)	(530,359)	(7,368,053)
Conversion from Class B into Class A	—	—	—	—

Net Increase/ (Decrease)	(2,874,174)	$(40,071,220)	(530,359)	$(7,368,053)

CONCENTRATED GROWTH:
Sold	36,714	$364,483	11,674	$116,575
Redeemed	(3,951,178)	(38,967,381)	(685,238)	(6,760,099)

Net Increase/ (Decrease) before Conversion	(3,914,464)	(38,602,898)	(673,564)	(6,643,524)
Conversion from Class B into Class A	—	—	—	—

Net Increase/ (Decrease)	(3,914,464)	$(38,602,898)	(673,564)	$(6,643,524)

	CLASS A		CLASS B		CLASS C		CLASS L
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
CORE VALUE:
Sold	158,505	$2,000,242	43,728	$552,208	127,623	$1,615,272	69,714	$877,693
Reinvested	6,748	84,419	605	7,563	20,523	256,748	20,365	254,769
Redeemed	(82,639)	(1,050,571)	(1,542)	(19,368)	(187,153)	(2,350,895)	(154,141)	(1,946,819)

Net Increase/ (Decrease) before Conversion	82,614	1,034,090	42,791	540,403	(39,007)	(478,875)	(64,062)	(814,357)
Conversion from Class B into Class A	89	1,143	(89)	(1,143)	—	—	—	—

Net Increase/ (Decrease)	82,703	$1,035,233	42,702	$539,260	(39,007)	$(478,875)	(64,062)	$(814,357)

MANAGED INDEX 500:
Sold	553,497	$5,129,365	134,715	$1,218,536	143,202	$1,307,932	60,984	$558,056
Redeemed	(277,559)	(2,614,876)	(15,780)	(142,725)	(606,454)	(5,511,819)	(637,450)	(5,950,364)

Net Increase/ (Decrease)	275,938	$2,514,489	118,935	$1,075,811	(463,252)	$(4,203,887)	(576,466)	$(5,392,308)

EQUITY INCOME:
Sold	445,530	$6,144,925	72,996	$979,895	113,613	$1,527,146	21,033	$294,507
Reinvested	6,971	96,404	71	960	2,525	34,167	19,535	270,175
Redeemed	(201,704)	(2,763,293)	(8,189)	(109,882)	(510,793)	(6,838,074)	(626,680)	(8,601,371)

Net Increase/ (Decrease) before Conversion	250,797	3,478,036	64,878	870,973	(394,655)	(5,276,761)	(586,112)	(8,036,689)
Conversion from Class B into Class A	238	3,335	(243)	(3,335)	—	—	—	—

Net Increase/ (Decrease)	251,035	$3,481,371	64,635	$867,638	(394,655)	$(5,276,761)	(586,112)	$(8,036,689)

GROWTH WITH INCOME:
Sold	104,099	$937,773	36,176	$316,459	30,196	$264,210	12,376	$111,444
Redeemed	(36,972)	(333,110)	(1,775)	(15,477)	(139,902)	(1,221,999)	(191,553)	(1,723,239)

Net Increase/ (Decrease)	67,127	$604,663	34,401	$300,982	(109,706)	$(957,789)	(179,177)	$(1,611,795)

CAPITAL INCOME:
Sold	141,145	$1,816,600	22,080	$282,872	36,244	$464,929	17,680	$227,063
Redeemed	(42,594)	(547,620)	(4,069)	(52,229)	(450,589)	(5,770,061)	(361,629)	(4,641,720)

Net Increase/ (Decrease)	98,551	$1,268,980	18,011	$230,643	(414,345)	$(5,305,132)	(343,949)	$(4,414,657)

BALANCED:
Sold	281,673	$3,678,749	77,951	$1,013,388	44,964	$583,608	36,770	$475,582
Reinvested	3,090	40,606	328	4,312	5,172	67,907	11,513	151,282
Redeemed	(107,050)	(1,398,603)	(8,171)	(106,255)	(268,944)	(3,501,482)	(387,052)	(5,054,340)

Net Increase/ (Decrease) before Conversion	177,713	2,320,752	70,108	911,445	(218,808)	(2,849,967)	(338,769)	(4,427,476)
Conversion from Class B into Class A	1,886	24,857	(1,891)	(24,857)	—	—	—	—

Net Increase/ (Decrease)	179,599	$2,345,609	68,217	$886,588	(218,808)	$(2,849,967)	(338,769)	$(4,427,476)

HIGH YIELD BOND:
Sold	534,236	$4,027,188	130,400	$976,101	304,235	$2,268,165	186,659	$1,409,621
Reinvested	36,552	273,946	2,812	20,898	81,479	609,543	65,994	493,591
Redeemed	(588,681)	(4,368,604)	(18,336)	(137,783)	(1,326,554)	(9,945,622)	(943,026)	(7,107,014)

Net Increase/ (Decrease) before Conversion	(17,893)	(67,470)	114,876	859,216	(940,840)	(7,067,914)	(690,373)	(5,203,802)
Conversion from Class B into Class A	784	5,960	(785)	(5,960)	—	—	—	—

Net Increase/ (Decrease)	(17,109)	$(61,510)	114,091	$853,256	(940,840)	$(7,067,914)	(690,373)	$(5,203,802)

BOND:
Sold	584,779	$6,191,490	76,950	$805,581	202,846	$2,124,033	153,738	$1,624,047
Reinvested	55,214	581,662	3,570	37,242	167,436	1,743,466	175,019	1,843,253
Redeemed	(371,635)	(3,971,344)	(14,585)	(152,623)	(1,150,126)	(12,049,129)	(1,089,231)	(11,562,647)

Net Increase/ (Decrease)	268,358	$2,801,808	65,935	$690,200	(779,844)	$(8,181,630)	(760,474)	$(8,095,347)

	CLASS M		CLASS X
	SHARES	AMOUNT	SHARES	AMOUNT
CORE VALUE:
Sold	306,987	$3,891,793	120,508	$1,526,157
Reinvested	39,678	496,373	8,755	109,609
Redeemed	(278,955)	(3,528,772)	(91,246)	(1,157,097)

Net Increase/ (Decrease) before Conversion	67,710	859,394	38,017	478,669
Conversion from Class B into Class A	—	—	—	—

Net Increase/ (Decrease)	67,710	$859,394	38,017	$478,669

MANAGED INDEX 500:
Sold	295,569	$2,674,798	106,365	$968,352
Redeemed	(1,484,218)	(13,478,059)	(170,519)	(1,542,541)

Net Increase/ (Decrease)	(1,188,649)	$(10,803,261)	(64,154)	$(574,189)

EQUITY INCOME:
Sold	176,335	$2,350,636	33,577	$452,659
Reinvested	6,297	85,324	1,755	23,748
Redeemed	(1,365,299)	(18,307,073)	(331,909)	(4,435,873)

Net Increase/ (Decrease) before Conversion	(1,182,667)	(15,871,113)	(296,577)	(3,959,466)
Conversion from Class B into Class A	—	—	—	—

Net Increase/ (Decrease)	(1,182,667)	$(15,871,113)	(296,577)	$(3,959,466)

GROWTH WITH INCOME:
Sold	50,947	$447,130	14,681	$128,728
Redeemed	(375,209)	(3,278,501)	(44,741)	(390,185)

Net Increase/ (Decrease)	(324,262)	$(2,831,371)	(30,060)	$(261,457)

CAPITAL INCOME:
Sold	42,539	$540,409	7,715	$98,582
Redeemed	(1,035,578)	(13,267,184)	(277,750)	(3,548,393)

Net Increase/ (Decrease)	(993,039)	$(12,726,775)	(270,035)	$(3,449,811)

BALANCED:
Sold	206,062	$2,666,884	37,693	$491,369
Reinvested	18,660	245,194	4,725	62,040
Redeemed	(969,676)	(12,635,929)	(219,086)	(2,847,991)

Net Increase/ (Decrease) before Conversion	(744,954)	(9,723,851)	(176,668)	(2,294,582)
Conversion from Class B into Class A	—	—	—	—

Net Increase/ (Decrease)	(744,954)	$(9,723,851)	(176,668)	$(2,294,582)

HIGH YIELD BOND:
Sold	1,334,374	$9,972,176	163,715	$1,235,489
Reinvested	246,767	1,842,117	54,222	404,659
Redeemed	(4,178,240)	(31,283,818)	(529,914)	(3,979,669)

Net Increase/ (Decrease) before Conversion	(2,597,099)	(19,469,525)	(311,977)	(2,339,521)
Conversion from Class B into Class A	—	—	—	—

Net Increase/ (Decrease)	(2,597,099)	$(19,469,525)	(311,977)	$(2,339,521)

BOND:
Sold	356,025	$3,720,621	60,772	$638,122
Reinvested	531,584	5,539,726	98,481	1,027,363
Redeemed	(2,910,099)	(30,517,178)	(481,902)	(5,047,634)

Net Increase/ (Decrease)	(2,022,490)	$(21,256,831)	(322,649)	$(3,382,149)

	CLASS C		CLASS D		CLASS L		CLASS M
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES
MONEY MARKET:
Sold	767,383	$767,383	5,353,246	$5,353,246	7,388,878	$7,388,877	23,532,485
Reinvested	30,075	30,075	54,448	54,448	149,883	149,883	127,794
Redeemed	(7,525,537)	(7,525,549)	(3,689,929)	(3,689,928)	(24,372,935)	(24,372,935)	(35,868,111)

Net Increase/(Decrease)	(6,728,079)	$(6,728,091)	1,717,765	$1,717,766	(16,834,174)	$(16,834,175)	(12,207,832)

	CLASS M	CLASS X
	AMOUNT	SHARES	AMOUNT
MONEY MARKET:
Sold	$23,532,485	8,536,788	$8,536,788
Reinvested	127,794	27,018	27,018
Redeemed	(35,868,111)	(9,859,000)	(9,859,000)

Net Increase/(Decrease)	$(12,207,832)	(1,295,194)	$(1,295,194)

Transactions in shares of capital stock, during the period ended October 31, 2004, were as follows:

	CLASS A		CLASS B		CLASS C		CLASS L
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
INTERNATIONAL GROWTH:
Sold	1,050,355	$11,824,806	188,688	$2,100,234	3,699,119	$41,670,891	4,727,029	$39,461,552
Reinvested	694	7,905	—	—	—	—	7,021	79,958
Redeemed	(149,025)	(1,701,488)	(100,407)	(1,124,237)	(2,166,332)	(23,920,067)	(2,723,239)	(30,808,943)

Net Increase/(Decrease)	902,024	$10,131,223	88,281	$975,997	1,532,787	$17,750,824	2,010,811	$8,732,567

GROWTH OPPORTUNITY:
Sold	421,209	$4,543,742	42,433	$432,867	176,059	$1,984,604	319,498	$3,735,837
Redeemed	(79,859)	(793,610)	(1,855)	(18,275)	(884,400)	(9,597,445)	(1,095,007)	(12,164,353)

Net Increase/(Decrease)	341,350	$3,750,132	40,578	$414,592	(708,341)	$(7,612,841)	(775,509)	$(8,428,516)

MANAGED SMALL-CAP GROWTH:
Sold	446,197	$2,245,087	58,410	$289,730	423,589	$2,198,938	561,440	$2,954,835
Redeemed	(43,314)	(220,990)	(1,719)	(8,490)	(1,043,593)	(5,300,660)	(1,515,219)	(7,850,666)

Net Increase/(Decrease)	402,883	$2,024,097	56,691	$281,240	(620,004)	$(3,101,722)	(953,779)	$(4,895,831)

SMALL COMPANY:
Sold	517,723	$7,446,173	52,147	$728,736	530,987	$7,342,230	613,756	$8,694,444
Redeemed	(108,337)	(1,584,563)	(1,877)	(26,258)	(1,489,275)	(20,439,655)	(1,549,135)	(22,100,800)

Net Increase/(Decrease)	409,386	$5,861,610	50,270	$702,478	(958,288)	$(13,097,425)	(935,379)	$(13,406,356)

MID-CAP GROWTH:
Sold	2,198,686	$8,974,407	240,589	$968,602	7,930,760	$30,584,964	11,443,714	$43,552,947
Redeemed	(340,908)	(1,408,824)	(6,440)	(26,016)	(3,132,850)	(12,530,737)	(4,709,947)	(19,205,290)

Net Increase/(Decrease)	1,857,778	$7,565,583	234,149	$942,586	4,797,910	$18,054,227	6,733,767	$24,347,657

RELATIVE VALUE:
Sold	814,751	$15,004,809	62,842	$1,132,501	1,858,076	$32,663,323	2,280,313	$39,633,245
Reinvested	—	—	—	—	29,255	507,275	34,773	617,578
Redeemed	(106,341)	(2,009,393)	(2,431)	(44,076)	(1,362,157)	(24,233,920)	(1,873,827)	(34,268,419)

Net Increase/(Decrease)	708,410	$12,995,416	60,411	$1,088,425	525,174	$8,936,678	441,259	$5,982,404

TECHNOLOGY:
Sold	831,174	$2,170,892	68,352	$170,815	599,973	$1,629,845	818,815	$2,347,991
Redeemed	(285,856)	(740,490)	(4,485)	(11,900)	(962,622)	(2,557,152)	(1,846,596)	(5,042,630)

Net Increase/(Decrease)	545,318	$1,430,402	63,867	$158,915	(362,649)	$(927,307)	(1,027,781)	$(2,694,639)

HEALTH SCIENCES:
Sold	123,754	$1,409,259	24,718	$276,983	88,006	$995,705	83,016	$960,476
Redeemed	(22,371)	(249,152)	(183)	(2,000)	(118,004)	(1,326,014)	(168,257)	(1,908,272)

Net Increase/(Decrease)	101,383	$1,160,107	24,535	$274,983	(29,998)	$(330,309)	(85,241)	$(947,796)

MANAGED OTC:
Sold	620,579	$1,505,535	233,749	$549,446	1,558,590	$3,909,246	979,473	$2,477,134
Redeemed	(56,958)	(139,590)	(17,923)	(41,938)	(2,662,267)	(6,452,018)	(1,851,437)	(4,555,263)

Net Increase/(Decrease)	563,621	$1,365,945	215,826	$507,508	(1,103,677)	$(2,542,772)	(871,964)	$(2,078,129)

CAPITAL GROWTH:
Sold	1,773,464	$23,367,858	375,113	$4,861,604	4,123,618	$52,261,363	3,782,039	$49,150,192
Redeemed	(422,294)	(5,723,929)	(141,947)	(1,875,810)	(5,283,822)	(67,329,854)	(4,720,356)	(61,975,957)

Net Increase/(Decrease)	1,351,170	$17,643,929	233,166	$2,985,794	(1,160,204)	$(15,068,491)	(938,317)	$(12,825,765)

CONCENTRATED GROWTH:
Sold	1,000,937	$11,195,953	174,680	$1,677,359	437,077	$4,283,826	618,792	$6,961,708
Redeemed	(99,817)	(1,096,070)	(8,022)	(76,114)	(3,208,117)	(31,208,619)	(3,561,377)	(39,960,420)

Net Increase/(Decrease)	901,120	$10,099,883	166,658	$1,601,245	(2,771,040)	$(26,924,793)	(2,942,585)	$(32,998,712)

	CLASS M		CLASS X
	SHARES	AMOUNT	SHARES	AMOUNT
INTERNATIONAL GROWTH:
Sold	6,530,937	$81,545,776	1,817,957	$19,466,759
Reinvested	—	—	—	—
Redeemed	(2,744,440)	(30,321,434)	(786,828)	(8,691,692)

Net Increase/(Decrease)	3,786,497	$51,224,342	1,031,129	$10,775,067

GROWTH OPPORTUNITY:
Sold	242,556	$2,758,341	85,840	$966,982
Redeemed	(1,461,343)	(15,591,783)	(338,631)	(3,644,711)

Net Increase/(Decrease)	(1,218,787)	$(12,833,442)	(252,791)	$(2,677,729)

MANAGED SMALL-CAP GROWTH:
Sold	930,395	$4,776,242	244,525	$1,258,847
Redeemed	(1,452,458)	(7,341,222)	(316,050)	(1,603,864)

Net Increase/(Decrease)	(522,063)	$(2,564,980)	(71,525)	$(345,017)

SMALL COMPANY:
Sold	732,655	$10,131,623	213,925	$2,972,000
Redeemed	(1,708,889)	(23,738,593)	(429,627)	(5,955,443)

Net Increase/(Decrease)	(976,234)	$(13,606,970)	(215,702)	$(2,983,443)

MID-CAP GROWTH:
Sold	20,422,916	$83,977,889	4,136,736	$14,550,003
Redeemed	(4,959,720)	(19,953,592)	(997,158)	(3,983,874)

Net Increase/(Decrease)	15,463,196	$64,024,297	3,139,578	$10,566,129

RELATIVE VALUE:
Sold	3,311,025	$58,002,928	574,529	$10,049,749
Reinvested	68,677	1,190,179	13,306	230,200
Redeemed	(1,786,953)	(31,970,475)	(385,604)	(6,877,793)

Net Increase/(Decrease)	1,592,749	$27,222,632	202,231	$3,402,156

TECHNOLOGY:
Sold	539,800	$1,493,256	190,743	$517,927
Redeemed	(933,246)	(2,472,895)	(173,770)	(456,412)

Net Increase/(Decrease)	(393,446)	$(979,639)	16,973	$61,515

HEALTH SCIENCES:
Sold	277,559	$3,082,196	62,537	$704,649
Redeemed	(195,606)	(2,177,595)	(57,805)	(653,656)

Net Increase/(Decrease)	81,953	$904,601	4,732	$50,993

MANAGED OTC:
Sold	2,421,007	$6,012,763	597,006	$1,476,478
Redeemed	(3,701,639)	(8,921,315)	(686,645)	(1,635,000)

Net Increase/(Decrease)	(1,280,632)	$(2,908,552)	(89,639)	$(158,522)

CAPITAL GROWTH:
Sold	6,314,729	$82,371,716	1,485,238	$17,351,219
Redeemed	(6,199,324)	(79,108,282)	(1,132,153)	(14,452,533)

Net Increase/(Decrease)	115,405	$3,263,434	353,085	$2,898,686

CONCENTRATED GROWTH:
Sold	688,521	$6,769,965	177,706	$1,754,820
Redeemed	(7,839,505)	(76,221,543)	(1,193,524)	(11,653,754)

Net Increase/(Decrease)	(7,150,984)	$(69,451,578)	(1,015,818)	$(9,898,934)

	CLASS A		CLASS B		CLASS C		CLASS L
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT
CORE VALUE:
Sold	207,659	$2,463,700	66,078	$796,050	418,035	$4,924,500	297,635	$3,502,915
Reinvested	—	—	—	—	3,311	38,441	4,573	53,232
Redeemed	(67,551)	(824,773)	(46,826)	(567,331)	(802,257)	(9,247,274)	(369,748)	(4,359,597)

Net Increase/(Decrease)	140,108	$1,638,927	19,252	$228,719	(380,911)	$(4,284,333)	(67,540)	$(803,450)

MANAGED INDEX 500:
Sold	1,030,207	$9,017,200	218,066	$1,874,286	1,150,668	$10,238,986	965,258	$8,799,541
Reinvested	71	834	—	—	—	—	473	4,242
Redeemed	(180,430)	(1,590,317)	(69,609)	(612,031)	(2,152,041)	(18,852,465)	(2,041,515)	(18,385,214)

Net Increase/(Decrease)	849,848	$7,427,717	148,457	$1,262,255	(1,001,373)	$(8,613,479)	(1,075,784)	$(9,581,431)

EQUITY INCOME:
Sold	801,495	$10,234,325	87,515	$1,094,404	692,580	$8,577,841	594,467	$7,560,275
Redeemed	(106,221)	(1,359,208)	(3,526)	(43,930)	(1,975,106)	(24,368,958)	(2,024,920)	(25,781,858)

Net Increase/(Decrease)	695,274	$8,875,117	83,989	$1,050,474	(1,282,526)	$(15,791,117)	(1,430,453)	$(18,221,583)

GROWTH WITH INCOME:
Sold	224,064	$1,838,358	106,134	$856,532	126,283	$1,013,297	149,121	$1,211,631
Redeemed	(59,826)	(497,584)	(84,021)	(681,643)	(445,675)	(3,557,578)	(498,598)	(4,095,384)

Net Increase/(Decrease)	164,238	$1,340,774	22,113	$174,889	(319,392)	$(2,544,281)	(349,477)	$(2,883,753)

CAPITAL INCOME:
Sold	281,660	$3,367,704	33,451	$401,348	160,550	$1,943,654	225,379	$2,719,993
Reinvested	—	—	—	—	1,747	21,378	9,075	110,718
Redeemed	(41,118)	(495,453)	(1,094)	(13,020)	(1,331,042)	(16,039,362)	(1,211,417)	(14,572,492)

Net Increase/(Decrease)	240,542	$2,872,251	32,357	$388,328	(1,168,745)	$(14,074,330)	(976,963)	$(11,741,781)

BALANCED:
Sold	515,537	$6,373,095	89,595	$1,113,492	284,203	$3,501,320	389,816	$4,739,159
Reinvested	1,720	21,151	72	891	10,116	124,086	24,907	306,046
Redeemed	(164,069)	(2,047,942)	(21,039)	(266,926)	(805,539)	(9,961,380)	(1,264,768)	(15,618,323)

Net Increase/(Decrease)	353,188	$4,346,304	68,628	$847,457	(511,220)	$(6,335,974)	(850,045)	$(10,573,118)

HIGH YIELD BOND:
Sold	1,119,275	$8,176,650	71,606	$522,070	2,258,489	$16,579,094	1,869,507	$13,689,059
Reinvested	23,308	172,462	1,219	8,988	212,929	1,565,516	213,386	1,568,568
Redeemed	(133,342)	(964,509)	(6,005)	(43,238)	(4,103,255)	(30,076,602)	(4,019,383)	(29,475,957)

Net Increase/(Decrease)	1,009,241	$7,384,603	66,820	$487,820	(1,631,837)	$(11,931,992)	(1,936,490)	$(14,218,330)

BOND:
Sold	1,637,078	$17,345,337	396,675	$4,206,501	1,103,731	$11,789,549	1,255,048	$13,515,319
Reinvested	10,929	117,720	409	4,356	296,431	3,124,866	387,090	4,125,282
Redeemed	(296,613)	(3,178,973)	(308,586)	(3,279,349)	(4,615,307)	(49,185,160)	(5,311,752)	(56,795,806)

Net Increase/(Decrease)	1,351,394	$14,284,084	88,498	$931,508	(3,215,145)	$(34,270,745)	(3,669,614)	$(39,155,205)

	CLASS M		CLASS X
	SHARES	AMOUNT	SHARES	AMOUNT
CORE VALUE:
Sold	809,557	$9,557,506	136,242	$1,613,147
Reinvested	4,997	58,009	975	11,320
Redeemed	(498,660)	(5,912,898)	(59,140)	(700,423)

Net Increase/(Decrease)	315,894	$3,702,617	78,077	$924,044

MANAGED INDEX 500:
Sold	2,518,904	$22,687,406	423,428	$3,788,337
Reinvested	—	—	—	—
Redeemed	(2,891,704)	(25,802,174)	(500,518)	(4,439,692)

Net Increase/(Decrease)	(372,800)	$(3,114,768)	(77,090)	$(651,355)

EQUITY INCOME:
Sold	1,142,481	$14,178,033	317,020	$3,958,771
Redeemed	(2,446,067)	(30,359,317)	(554,396)	(6,886,613)

Net Increase/(Decrease)	(1,303,586)	$(16,181,284)	(237,376)	$(2,927,842)

GROWTH WITH INCOME:
Sold	351,291	$2,808,400	46,855	$378,032
Redeemed	(590,306)	(4,717,844)	(122,188)	(970,828)

Net Increase/(Decrease)	(239,015)	$(1,909,444)	(75,333)	$(592,796)

CAPITAL INCOME:
Sold	241,613	$2,914,013	52,908	$639,469
Reinvested	4,305	52,741	1,315	16,074
Redeemed	(1,992,317)	(23,929,518)	(508,600)	(6,127,601)

Net Increase/(Decrease)	(1,746,399)	$(20,962,764)	(454,377)	$(5,472,058)

BALANCED:
Sold	943,605	$11,602,493	212,017	$2,622,315
Reinvested	31,174	382,433	7,604	93,214
Redeemed	(1,416,597)	(17,441,505)	(330,708)	(4,066,416)

Net Increase/(Decrease)	(441,818)	$(5,456,579)	(111,087)	$(1,350,887)

HIGH YIELD BOND:
Sold	3,479,459	$25,485,800	523,331	$3,833,642
Reinvested	594,289	4,364,359	123,562	906,951
Redeemed	(7,696,468)	(56,145,099)	(810,322)	(5,921,621)

Net Increase/(Decrease)	(3,622,720)	$(26,294,940)	(163,429)	$(1,181,028)

BOND:
Sold	1,393,844	$14,863,360	215,005	$2,297,305
Reinvested	858,542	9,051,891	152,672	1,612,749
Redeemed	(8,684,927)	(92,135,454)	(1,138,565)	(12,107,624)

Net Increase/(Decrease)	(6,432,541)	$(68,220,203)	(770,888)	$(8,197,570)

	CLASS C		CLASS D		CLASS L		CLASS M
	SHARES	AMOUNT	SHARES	AMOUNT	SHARES	AMOUNT	SHARES
MONEY MARKET:
Sold	29,661,908	$29,661,723	43,430,435	$43,430,436	83,800,458	$83,800,458	63,806,252
Reinvested	175	175	50,024	50,024	357,676	357,676	2,028
Redeemed	(53,299,719)	(53,299,740)	(27,501,191)	(27,501,191)	(142,585,681)	(142,585,681)	(104,042,545)

Net Increase/(Decrease)	(23,637,636)	$(23,637,842)	15,979,268	$15,979,269	(58,427,547)	$(58,427,547)	(40,234,265)

	CLASS M	CLASS X
	AMOUNT	SHARES	AMOUNT
MONEY MARKET:
Sold	$63,806,252	18,756,839	$18,756,837
Reinvested	2,028	90	90
Redeemed	(104,042,548)	(26,860,356)	(26,860,357)

Net Increase/(Decrease)	$(40,234,268)	(8,103,427)	$(8,103,430)

5. TAXATION

For federal income tax purposes, the following portfolios had capital loss carryforward as of October 31, 2004:

	EXPIRING IN
	2007	2008	2009	2010	2011	2012
International Growth(a)	$7,303,768	$20,045,268	$111,385,580	$50,162,120	$15,797,152	—
Small-Cap Growth Opportunity	—	12,834,392	85,158,694	24,271,236	2,016,071	—
Managed Small-Cap Growth	—	—	23,205,889	11,049,424	—	—
Mid-Cap Growth	—	118,798,188	61,020,585	3,486,677	1,026,620	—
Relative Value	—	—	982,865	5,275,188	—	—
Technology(a)	—	195,454	17,178,543	17,782,577	6,709,869	$52,275
Health Sciences	—	—	—	408,622	379,039	—
Managed OTC	—	1,097,897	13,155,667	12,453,037	4,038,335	4,246,151
Capital Growth	—	36,592,792	143,579,895	81,004,983	—	—
Concentrated Growth(a)	40,399,600	304,073,150	384,441,491	201,055,611	82,009,725	—
Managed Index 500	—	73,985	11,218,214	11,058,348	8,971,027	329,206
Equity Income	—	—	—	43,401,632	10,532,980	—
Growth with Income	—	—	5,525,954	7,428,950	974,431	—
Capital Income	—	—	5,995,300	31,692,286	2,828,941	—
Balanced	—	—	—	10,631,535	3,468,657	—
High Yield Bond	—	—	11,897,219	18,610,007	6,554,905	—

(a)	It is uncertain whether the Fund will be able to realize the full benefit prior to the expiration date.

The United States federal income tax basis and unrealized appreciation (depreciation) of the Portfolio’s investments as of April 30, 2005 were as follows:

	TAX BASIS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION (DEPRECIATION)
International Growth	$212,269,116	$54,108,861	$(3,023,433)	$51,085,428
Small-Cap Growth Opportunity	76,932,306	1,999,075	(8,429,985)	(6,430,910)
Managed Small-Cap Growth	41,636,514	2,350,073	(4,431,284)	(2,081,211)
Small Company	140,683,521	68,227,164	(7,951,487)	60,275,677
Mid-Cap Growth	164,615,685	16,901,961	(6,314,404)	10,587,557
Relative Value	297,167,420	44,186,381	(10,961,211)	33,225,170
Technology	20,454,347	1,938,209	(284,113)	1,654,096
Health Sciences	21,015,194	1,720,825	(994,006)	726,819
Managed OTC	36,326,040	86,973	(1,901,991)	(1,815,018)
Capital Growth	587,710,962	197,128,742	(4,826,286)	192,302,456
Concentrated Growth	366,625,309	53,652,081	(32,279,873)	21,372,208
Core Value	48,131,894	9,075,337	(1,909,644)	7,165,693
Managed Index 500	122,878,229	23,873,913	(8,203,512)	15,670,401
Equity Income	188,072,124	39,136,556	(6,451,884)	32,684,672
Growth with Income	31,865,306	4,329,145	(702,240)	3,626,905
Capital Income	147,224,081	12,435,118	(3,557,798)	8,877,320
Balanced	130,931,165	10,050,803	(1,942,427)	8,108,376
High Yield Bond	131,687,283	6,931,491	(4,583,369)	2,348,122
Bond	332,337,193	5,351,746	(1,053,426)	4,298,320

The differences between book basis and tax basis are primarily attributable to deferred losses on wash sales.

6. PORTFOLIO SECURITIES

Purchases and sales of securities, other than U.S. government securities and short-term obligations, during the six months ended April 30, 2005, were as follows:

	PURCHASES	SALES
International Growth	$128,584,651	$162,051,319
Small-Cap Growth Opportunity	132,175,291	147,687,515
Managed Small-Cap Growth	56,014,094	62,550,409
Small Company	12,325,552	34,712,404
Mid-Cap Growth	75,749,621	98,953,593
Relative Value	94,476,900	118,387,605
Technology	3,480,929	7,052,676
Health Sciences	11,160,764	11,380,322
Managed OTC	2,408,336	7,122,762
Capital Growth	192,961,996	260,987,138
Concentrated Growth	41,215,350	109,837,046
Core Value	7,134,364	6,111,866
Managed Index 500	11,863,346	27,436,743
Equity Income	63,819,091	88,762,925
Growth with Income	9,071,192	13,457,451
Capital Income	9,823,539	34,228,829
Balanced	49,577,212	58,247,825
High Yield Bond	21,412,716	50,175,155
Bond	52,948,461	9,973,632
Money Market	—	—

Purchases and sales of U.S. government securities, during the period ended April 30, 2005, were as follows:

	PURCHASES	SALES
Balanced	$90,516,044	$95,347,728
Bond	339,754,583	327,820,622

7. WRITTEN OPTIONS TRANSACTIONS

Written options transactions, during the six months ended April 30, 2005, were as follows:

	BOND		HEALTH SCIENCES
	NUMBER OF CONTRACTS/ SWAP NOTIONAL AMOUNT $(000)	PREMIUM RECEIVED	NUMBER OF CONTRACTS	PREMIUM RECEIVED
Balance at beginning of period	41,065	$1,474,843	—	—
Written options	866	345,672	16	$1,724
Expired options	(881)	(405,659)	—	—
Expired swap options	(21,000)	(698,400)	—	—
Closed swap options	(19,600)	(517,420)	—	—

Balance at end of period	450	$199,036	16	$1,724

8. LINE OF CREDIT

The Funds and other affiliated funds participated in a $500 million unsecured, committed line of credit, provided by PNC Bank and The Bank of New York, under a line of credit agreement. Borrowings may be made for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Any borrowings must be repaid within 30 days of their receipt. Interest is charged to each Fund, based on its borrowings, at a premium above the

Federal Funds Rate. In addition, a commitment fee, equal to an annual rate of 0.075% of the average daily unused portion of the line of credit, is allocated among the participants at the end of each quarter. The expiration date of the line of credit is October 28, 2005.

The following table summarizes the borrowing that occurred during the six months ended April 30, 2005:

	AVERAGE LOAN OUTSTANDING DURING THE BORROWING PERIOD	AVERAGE INTEREST RATE	NUMBER OF DAYS OUTSTANDING
International Growth	$1,928,571	2.832%	14
Small-Cap Growth Opportunity	1,000,000	2.734%	24
Small Company	1,040,000	2.789%	15
Mid-Cap Growth	1,348,148	2.919%	27
Technology	1,100,000	2.760%	6
Managed OTC	1,000,000	3.070%	1
Concentrated Growth	1,412,121	2.981%	33
Managed Index 500	1,292,308	3.001%	26
Equity Income	1,877,632	3.079%	76
Growth with Income	912,500	3.184%	8
High Yield Bond	2,642,857	3.237%	7

9. OTHER

On May 26, 2004, September 1, 2004, November 16, 2004, and March 3, 2005 the Board of Directors of the Company had approved an Agreement and Plan of Reorganization (the “Plan”) which provides for the transfer of all the assets of the Class A, B, C, L, M and X shares of the following funds for like shares of the acquiring funds and the assumption of the liabilities of the funds.

FUND	ACQUIRING FUND
Bond	Strategic Partners Style Specific Total Return Bond Fund
Capital Income	Equity Income
Growth with Income	Managed Index 500
Health Sciences	Jennison Health Sciences Fund
Managed OTC	Jennison Technology Fund
Mid-Cap Value Fund	Relative Value
Small-Cap Growth Opportunity	Managed Small-Cap Growth
Small Capitalization Growth Fund	Managed Small-Cap Growth
Small Company	Strategic Partners Small-Cap Value Fund
Technology	Jennison Technology Fund

THIS PAGE INTENTIONALLY LEFT BLANK

FINANCIAL HIGHLIGHTS (UNAUDITED)

Per Share Data

(for a Share Outstanding Throughout Each Period)

				Increase (Decrease) from Investment Operations			Less Distributions
	Period Ended		Net Asset Value Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gain (Loss)	Total from Investment Operations	From Net Investment Income	From Net Realized Gains
STRATEGIC PARTNERS INTERNATIONAL GROWTH FUND:
Class A	04/30/05	(12)	$11.87	$— +	$0.71	$0.71	$(0.15)	$—
	10/31/04	(10)(12)	12.13	(0.03)	(0.21)	(0.24)	(0.02)	—
Class B	04/30/05	(12)	11.53	(0.05)	0.69	0.64	(0.05)	—
	10/31/04	(10)(12)	11.82	(0.08)	(0.21)	(0.29)	—	—
Class C	04/30/05	(12)	11.55	(0.06)	0.71	0.65	(0.05)	—
	10/31/04	(12)	10.50	(0.13)	1.18	1.05	—	—
	10/31/03	(12)	8.08	(0.08)	2.50	2.42	—	—
	10/31/02	(12)	9.79	(0.05)	(1.66)	(1.71)	—	—
	10/31/01	(12)	17.06	(0.18)	(6.62)	(6.80)	(0.47)	—
	10/31/00	(12)	13.96	(0.17)	3.27	3.10	—	—
Class L (11)	04/30/05	(12)	11.84	(0.04)	0.73	0.69	(0.12)	—
	10/31/04	(12)	10.72	(0.08)	1.22	1.14	(0.02)	—
	10/31/03	(12)	8.21	(0.04)	2.55	2.51	—	—
	10/31/02	(12)	9.90	— +	(1.69)	(1.69)	—	—
	10/31/01	(12)	17.27	(0.13)	(6.67)	(6.80)	(0.57)	—
	10/31/00	(12)	14.06	(0.08)	3.29	3.21	—	—
Class M (11)	04/30/05	(12)	11.52	(0.06)	0.71	0.65	(0.05)	—
	10/31/04	(12)	10.48	(0.13)	1.17	1.04	—	—
	10/31/03	(12)	8.06	(0.08)	2.50	2.42	—	—
	10/31/02	(12)	9.77	(0.05)	(1.66)	(1.71)	—	—
	10/31/01	(12)	17.03	(0.17)	(6.62)	(6.79)	(0.47)	—
	10/31/00	(12)	13.94	(0.17)	3.26	3.09	—	—
Class X	04/30/05	(12)	11.53	(0.07)	0.71	0.64	(0.05)	—
	10/31/04	(12)	10.48	(0.13)	1.18	1.05	—	—
	10/31/03	(12)	8.06	(0.08)	2.50	2.42	—	—
	10/31/02	(12)	9.77	(0.05)	(1.66)	(1.71)	—	—
	10/31/01	(12)	17.03	(0.15)	(6.64)	(6.79)	(0.47)	—
	10/31/00	(12)	13.93	(0.18)	3.28	3.10	—	—

STRATEGIC PARTNERS SMALL-CAP GROWTH OPPORTUNITY FUND:
Class A	04/30/05	(12)	$10.11	$(0.06)	$(0.47)	$(0.53)	$—	$—
	10/31/04	(10)	12.50	(0.05)	(2.34)	(2.39)	—	—
Class B	04/30/05	(12)	9.72	(0.10)	(0.44)	(0.54)	—	—
	10/31/04	(10)	12.09	(0.06)	(2.31)	(2.37)	—	—
Class C	04/30/05	(12)	9.71	(0.10)	(0.43)	(0.53)	—	—
	10/31/04		11.33	(0.27)	(1.35)	(1.62)	—	—
	10/31/03	(12)	8.14	(0.16)	3.35	3.19	—	—
	10/31/02	(12)	10.82	(0.21)	(2.47)	(2.68)	—	—
	10/31/01	(12)	17.03	(0.21)	(6.00)	(6.21)	—	—
	10/31/00	(12)	16.90	(0.29)	0.53	0.24	—	(0.11)
Class L (11)	04/30/05	(12)	10.06	(0.08)	(0.45)	(0.53)	—	—
	10/31/04		11.67	(0.21)	(1.40)	(1.61)	—	—
	10/31/03	(12)	8.34	(0.12)	3.45	3.33	—	—
	10/31/02	(12)	11.04	(0.16)	(2.54)	(2.70)	—	—
	10/31/01	(12)	17.30	(0.15)	(6.11)	(6.26)	—	—
	10/31/00	(12)	17.08	(0.18)	0.51	0.33	—	(0.11)
Class M (11)	04/30/05	(12)	9.71	(0.10)	(0.44)	(0.54)	—	—
	10/31/04		11.32	(0.25)	(1.36)	(1.61)	—	—
	10/31/03	(12)	8.13	(0.16)	3.35	3.19	—	—
	10/31/02	(12)	10.81	(0.21)	(2.47)	(2.68)	—	—
	10/31/01	(12)	17.02	(0.21)	(6.00)	(6.21)	—	—
	10/31/00	(12)	16.87	(0.29)	0.55	0.26	—	(0.11)
Class X	04/30/05	(12)	9.70	(0.10)	(0.43)	(0.53)	—	—
	10/31/04		11.32	(0.25)	(1.37)	(1.62)	—	—
	10/31/03	(12)	8.13	(0.16)	3.35	3.19	—	—
	10/31/02	(12)	10.81	(0.21)	(2.47)	(2.68)	—	—
	10/31/01	(12)	17.03	(0.22)	(6.00)	(6.22)	—	—
	10/31/00	(12)	16.90	(0.29)	0.53	0.24	—	(0.11)

	Total Distributions	Net Asset Value End of Period
STRATEGIC PARTNERS INTERNATIONAL GROWTH FUND:
Class A	$(0.15)	$12.43
	(0.02)	11.87
Class B	(0.05)	12.12
	—	11.53
Class C	(0.05)	12.15
	—	11.55
	—	10.50
	—	8.08
	(0.47)	9.79
	—	17.06
Class L (11)	(0.12)	12.41
	(0.02)	11.84
	—	10.72
	—	8.21
	(0.57)	9.90
	—	17.27
Class M (11)	(0.05)	12.12
	—	11.52
	—	10.48
	—	8.06
	(0.47)	9.77
	—	17.03
Class X	(0.05)	12.12
	—	11.53
	—	10.48
	—	8.06
	(0.47)	9.77
	—	17.03

STRATEGIC PARTNERS SMALL-CAP GROWTH OPPORTUNITY FUND:
Class A	$—	$9.58
	—	10.11
Class B	—	9.18
	—	9.72
Class C	—	9.18
	—	9.71
	—	11.33
	—	8.14
	—	10.82
	(0.11)	17.03
Class L (11)	—	9.53
	—	10.06
	—	11.67
	—	8.34
	—	11.04
	(0.11)	17.30
Class M (11)	—	9.17
	—	9.71
	—	11.32
	—	8.13
	—	10.81
	(0.11)	17.02
Class X	—	9.17
	—	9.70
	—	11.32
	—	8.13
	—	10.81
	(0.11)	17.03

Supplemental Data				Ratios of Expenses to Average Net Assets(2)
Total Return		Net Assets at End of Period (in 000’s)	Portfolio Turnover Rate	Net Operating Expenses (after Expense Reimbursement and Waiver)(3)	Net Operating Expenses (before Expense Reimbursement and Waiver)(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(2)
6.09%		$15,060	47%	1.85%	2.02%	(0.15%)
(2.09%)		10,704	87%	1.85%	2.12%	(0.55%)
5.67%		2,032	47%	2.60%	2.77%	(0.84%)
(2.54%)		1,018	87%	2.60%	2.87%	(1.34%)
5.75%		50,132	47%	2.60%	2.77%	(1.01%)
9.91%		55,388	87%	2.60%	2.87%	(1.16%)
29.95%		34,265	126%	2.60%	2.86%	(0.94%)
(17.47%)		32,443	56%	2.60%	2.88%	(0.48%)
(40.76%)		56,063	69%	2.56%	2.66%	(1.13%)
22.29%		132,594	72%	2.43%	2.53%	(0.86%)
5.94%		52,409	47%	2.10%	2.27%	(0.51%)
10.00%		58,880	87%	2.10%	2.37%	(0.66%)
30.57%		31,759	126%	2.10%	2.36%	(0.41%)
(17.07%)		31,546	56%	2.10%	2.37%	0.03%
(40.46%)		57,798	69%	2.06%	2.16%	(0.64%)
22.92%		146,865	72%	1.93%	2.03%	(0.39%)
5.67%		111,558	47%	2.60%	2.77%	(1.00%)
9.92%		118,719	87%	2.60%	2.87%	(1.16%)
30.02%		68,304	126%	2.60%	2.86%	(0.95%)
(17.50%)		65,261	56%	2.60%	2.88%	(0.47%)
(40.78%)		106,979	69%	2.56%	2.66%	(1.13%)
22.25%		234,154	72%	2.43%	2.53%	(0.87%)
5.67%		32,231	47%	2.60%	2.77%	(1.00%)
10.02	%(1)	34,454	87%	2.60%	2.87%	(1.16%)
30.02	%(1)	20,520	126%	2.60%	2.86%	(0.95%)
(17.50	%)(1)	17,976	56%	2.60%	2.88%	(0.48%)
(40.79	%)(1)	27,923	69%	2.56%	2.66%	(1.13%)
22.34	%(1)	54,487	72%	2.42%	2.53%	(0.90%)
(5.45%)		$4,039	165%	1.55%	2.23%	(1.21%)
(19.12%)		3,450	230%	1.55%	2.03%	(1.34%)
(5.56%)		596	165%	2.30%	2.98%	(1.96%)
(19.60%)		394	230%	2.30%	2.78%	(2.10%)
(5.46%)		11,005	165%	2.30%	2.98%	(1.97%)
(14.30%)		14,426	230%	2.30%	2.78%	(1.98%)
39.19%		24,850	106%	2.30%	2.77%	(1.78%)
(24.77%)		19,674	120%	2.30%	2.72%	(1.98%)
(36.50%)		31,186	103%	2.30%	2.54%	(1.71%)
1.23%		72,934	90%	2.23%	2.34%	(1.31%)
(5.27%)		13,353	165%	1.80%	2.48%	(1.47%)
(13.80%)		17,632	230%	1.80%	2.28%	(1.48%)
39.93%		29,516	106%	1.80%	2.27%	(1.28%)
(24.46%)		22,388	120%	1.80%	2.21%	(1.49%)
(36.18%)		43,941	103%	1.80%	2.04%	(1.21%)
1.69%		85,342	90%	1.73%	1.84%	(0.81%)
(5.56%)		29,290	165%	2.30%	2.98%	(1.97%)
(14.22%)		38,531	230%	2.30%	2.78%	(1.98%)
39.24%		58,731	106%	2.30%	2.77%	(1.78%)
(24.79%)		48,295	120%	2.30%	2.72%	(1.98%)
(36.52%)		80,943	103%	2.30%	2.54%	(1.71%)
1.29%		169,925	90%	2.23%	2.34%	(1.31%)
(5.46%)		7,693	165%	2.30%	2.98%	(1.97%)
(14.31	%)(1)	9,804	230%	2.30%	2.78%	(1.98%)
39.24	%(1)	14,301	106%	2.30%	2.77%	(1.78%)
(24.79	%)(1)	11,238	120%	2.30%	2.73%	(1.98%)
(36.52	%)(1)	17,624	103%	2.30%	2.54%	(1.71%)
1.17	%(1)	33,072	90%	2.23%	2.34%	(1.31%)

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (UNAUDITED)

Per Share Data

(for a Share Outstanding Throughout Each Period)

				Increase (Decrease) from Investment Operations			Less Distributions
	Period Ended		Net Asset Value Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gain (Loss)	Total from Investment Operations	From Net Investment Income	From Net Realized Gains
STRATEGIC PARTNERS MANAGED SMALL-CAP GROWTH FUND:
Class A	04/30/05		$5.12	$(0.04)	$(0.14)	$(0.18)	$—	$—
	10/31/04	(10)	5.61	(0.02)	(0.47)	(0.49)	—	—
Class B	04/30/05		4.93	(0.05)	(0.13)	(0.18)	—	—
	10/31/04	(10)	5.49	(0.03)	(0.53)	(0.56)	—	—
Class C	04/30/05		4.97	(0.06)	(0.13)	(0.19)	—	—
	10/31/04		4.97	(0.13)	0.13	—	—	—
	10/31/03	(12)	3.46	(0.06)	1.57	1.51	—	—
	10/31/02	(12)	4.55	(0.08)	(1.01)	(1.09)	—	—
	10/31/01	(12)	8.04	(0.10)	(3.39)	(3.49)	—	—
	10/31/00	(5)(12)	10.00	(0.10)	(1.86)	(1.96)	—	—
Class L (11)	04/30/05		5.09	(0.04)	(0.14)	(0.18)	—	—
	10/31/04		5.06	(0.10)	0.13	0.03	—	—
	10/31/03	(12)	3.51	(0.04)	1.59	1.55	—	—
	10/31/02	(12)	4.59	(0.06)	(1.02)	(1.08)	—	—
	10/31/01	(12)	8.08	(0.07)	(3.42)	(3.49)	—	—
	10/31/00	(5)(12)	10.00	(0.06)	(1.86)	(1.92)	—	—
Class M (11)	04/30/05		4.97	(0.06)	(0.13)	(0.19)	—	—
	10/31/04		4.96	(0.12)	0.13	0.01	—	—
	10/31/03	(12)	3.46	(0.06)	1.56	1.50	—	—
	10/31/02	(12)	4.54	(0.08)	(1.00)	(1.08)	—	—
	10/31/01	(12)	8.04	(0.10)	(3.40)	(3.50)	—	—
	10/31/00	(5)(12)	10.00	(0.10)	(1.86)	(1.96)	—	—
Class X	04/30/05		4.98	(0.06)	(0.13)	(0.19)	—	—
	10/31/04		4.97	(0.12)	0.13	0.01	—	—
	10/31/03	(12)	3.47	(0.06)	1.56	1.50	—	—
	10/31/02	(12)	4.55	(0.08)	(1.00)	(1.08)	—	—
	10/31/01	(12)	8.05	(0.10)	(3.40)	(3.50)	—	—
	10/31/00	(5)(12)	10.00	(0.10)	(1.85)	(1.95)	—	—
STRATEGIC PARTNERS SMALL COMPANY FUND:
Class A	04/30/05	(12)	$15.01	$(0.04)	$0.79	$0.75	$—	$(0.50)
	10/31/04	(10)(12)	14.82	(0.05)	0.24	0.19	—	—
Class B	04/30/05	(12)	14.50	(0.10)	0.76	0.66	—	(0.50)
	10/31/04	(10)(12)	14.39	(0.10)	0.21	0.11	—	—
Class C	04/30/05	(12)	14.47	(0.10)	0.76	0.66	—	(0.50)
	10/31/04	(12)	12.66	(0.18)	1.99	1.81	—	—
	10/31/03	(12)	9.43	(0.13)	3.36	3.23	—	—
	10/31/02	(12)	10.10	(0.13)	(0.33)	(0.46)	—	(0.21)
	10/31/01	(12)	10.45	(0.08)	0.11	0.03	—	(0.38)
	10/31/00	(12)	8.84	(0.02)	1.87	1.85	—	(0.24)
Class L (11)	04/30/05	(12)	14.96	(0.06)	0.78	0.72	—	(0.50)
	10/31/04	(12)	13.02	(0.11)	2.05	1.94	—	—
	10/31/03	(12)	9.66	(0.08)	3.44	3.36	—	—
	10/31/02	(12)	10.29	(0.08)	(0.34)	(0.42)	—	(0.21)
	10/31/01	(12)	10.58	(0.03)	0.12	0.09	—	(0.38)
	10/31/00	(12)	8.90	0.03	1.89	1.92	—	(0.24)
Class M (11)	04/30/05	(12)	14.49	(0.10)	0.75	0.65	—	(0.50)
	10/31/04	(12)	12.67	(0.18)	2.00	1.82	—	—
	10/31/03	(12)	9.44	(0.13)	3.36	3.23	—	—
	10/31/02	(12)	10.11	(0.13)	(0.33)	(0.46)	—	(0.21)
	10/31/01	(12)	10.46	(0.08)	0.11	0.03	—	(0.38)
	10/31/00	(12)	8.84	(0.02)	1.88	1.86	—	(0.24)
Class X	04/30/05	(12)	14.49	(0.10)	0.76	0.66	—	(0.50)
	10/31/04	(12)	12.68	(0.18)	1.99	1.81	—	—
	10/31/03	(12)	9.44	(0.13)	3.37	3.24	—	—
	10/31/02	(12)	10.11	(0.13)	(0.33)	(0.46)	—	(0.21)
	10/31/01	(12)	10.47	(0.08)	0.10	0.02	—	(0.38)
	10/31/00	(12)	8.84	(0.02)	1.89	1.87	—	(0.24)

	Total Distributions	Net Asset Value End of Period
STRATEGIC PARTNERS MANAGED SMALL-CAP GROWTH FUND:
Class A	$—	$4.94
	—	5.12
Class B	—	4.75
	—	4.93
Class C	—	4.78
	—	4.97
	—	4.97
	—	3.46
	—	4.55
	—	8.04
Class L (11)	—	4.91
	—	5.09
	—	5.06
	—	3.51
	—	4.59
	—	8.08
Class M (11)	—	4.78
	—	4.97
	—	4.96
	—	3.46
	—	4.54
	—	8.04
Class X	—	4.79
	—	4.98
	—	4.97
	—	3.47
	—	4.55
	—	8.05
STRATEGIC PARTNERS SMALL COMPANY FUND:
Class A	$(0.50)	$15.26
	—	15.01
Class B	(0.50)	14.66
	—	14.50
Class C	(0.50)	14.63
	—	14.47
	—	12.66
	(0.21)	9.43
	(0.38)	10.10
	(0.24)	10.45
Class L (11)	(0.50)	15.18
	—	14.96
	—	13.02
	(0.21)	9.66
	(0.38)	10.29
	(0.24)	10.58
Class M (11)	(0.50)	14.64
	—	14.49
	—	12.67
	(0.21)	9.44
	(0.38)	10.11
	(0.24)	10.46
Class X	(0.50)	14.65
	—	14.49
	—	12.68
	(0.21)	9.44
	(0.38)	10.11
	(0.24)	10.47

Supplemental Data				Ratios of Expenses to Average Net Assets(2)
Total Return		Net Assets at End of Period (in 000’s)	Portfolio Turnover Rate	Net Operating Expenses (after Expense Reimbursement and Waiver)(3)	Net Operating Expenses (before Expense Reimbursement and Waiver)(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(2)
(3.52%)		$2,957	130%	1.65%	2.57%	(1.20%)
(8.73%)		2,063	242%	1.65%	2.36%	(1.23%)
(3.65%)		440	130%	2.40%	3.32%	(1.95%)
(10.20%)		280	242%	2.40%	3.11%	(2.01%)
(3.82%)		6,672	130%	2.40%	3.32%	(1.95%)
0.00%		8,516	242%	2.40%	3.11%	(2.04%)
43.64%		11,580	203%	2.40%	3.11%	(1.55%)
(23.96%)		8,054	309%	2.36%	3.15%	(1.78%)
(43.41%)		10,968	110%	2.30%	3.13%	(1.76%)
(19.60%)		14,676	61%	2.30%	2.94%	(1.24%)
(3.54%)		7,951	130%	1.90%	2.82%	(1.45%)
0.59%		10,549	242%	1.90%	2.61%	(1.53%)
44.16%		15,297	203%	1.90%	2.60%	(1.05%)
(23.53%)		10,499	309%	1.86%	2.64%	(1.29%)
(43.19%)		17,736	110%	1.80%	2.65%	(1.24%)
(19.20%)		17,172	61%	1.80%	2.43%	(0.72%)
(3.82%)		15,908	130%	2.40%	3.32%	(1.95%)
0.20%		19,448	242%	2.40%	3.11%	(2.03%)
43.35%		22,010	203%	2.40%	3.11%	(1.56%)
(23.79%)		16,513	309%	2.36%	3.15%	(1.78%)
(43.53%)		22,969	110%	2.30%	3.13%	(1.75%)
(19.60%)		27,872	61%	2.30%	2.94%	(1.25%)
(3.82%)		2,997	130%	2.40%	3.32%	(1.95%)
0.20	%(1)	3,736	242%	2.40%	3.11%	(2.03%)
43.23	%(1)	4,087	203%	2.40%	3.11%	(1.55%)
(23.74	%)(1)	2,995	309%	2.36%	3.15%	(1.78%)
(43.48	%)(1)	3,875	110%	2.30%	3.13%	(1.76%)
(19.50	%)(1)	4,499	61%	2.30%	2.93%	(1.23%)
4.95%		$9,786	6%	1.65%	2.14%	(0.53%)
1.28%		6,147	7%	1.65%	1.86%	(0.59%)
4.49%		1,409	6%	2.40%	2.89%	(1.29%)
0.76%		729	7%	2.40%	2.61%	(1.35%)
4.50%		35,049	6%	2.40%	2.89%	(1.28%)
14.30%		38,531	7%	2.40%	2.61%	(1.27%)
34.25%		45,826	7%	2.40%	2.67%	(1.24%)
(4.86%)		36,245	24%	2.40%	2.66%	(1.21%)
0.13%		32,808	72%	2.40%	2.59%	(0.78%)
21.34%		20,484	71%	2.31%	2.71%	(0.22%)
4.69%		34,871	6%	1.90%	2.39%	(0.78%)
14.90%		39,157	7%	1.90%	2.11%	(0.76%)
34.78%		46,265	7%	1.90%	2.17%	(0.74%)
(4.37%)		36,088	24%	1.90%	2.15%	(0.72%)
0.71%		36,357	72%	1.90%	2.09%	(0.28%)
21.99%		23,156	71%	1.81%	2.21%	0.26%
4.42%		82,103	6%	2.40%	2.89%	(1.28%)
14.36%		88,673	7%	2.40%	2.61%	(1.27%)
34.22%		89,931	7%	2.40%	2.67%	(1.24%)
(4.86%)		77,004	24%	2.40%	2.66%	(1.21%)
0.13%		69,831	72%	2.40%	2.59%	(0.78%)
21.45%		41,477	71%	2.31%	2.71%	(0.22%)
4.49%		24,910	6%	2.40%	2.89%	(1.28%)
14.27	%(1)	27,401	7%	2.40%	2.61%	(1.27%)
34.32	%(1)	26,699	7%	2.40%	2.67%	(1.24%)
(4.86	%)(1)	22,365	24%	2.40%	2.65%	(1.21%)
0.03	%(1)	22,817	72%	2.40%	2.59%	(0.77%)
21.57	%(1)	18,557	71%	2.31%	2.70%	(0.22%)

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (UNAUDITED)

Per Share Data

(for a Share Outstanding Throughout Each Period)

				Increase (Decrease) from Investment Operations			Less Distributions
	Period Ended		Net Asset Value Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gain (Loss)	Total from Investment Operations	From Net Investment Income		From Net Realized Gains
STRATEGIC PARTNERS MID-CAP GROWTH FUND:
Class A	04/30/05	(12)	$4.28	$(0.03)	$0.04	$0.01	$—		$—
	10/31/04	(10)(12)	4.27	(0.02)	0.03	0.01	—		—
Class B	04/30/05	(12)	4.20	(0.04)	0.03	(0.01)	—		—
	10/31/04	(10)(12)	4.21	(0.04)	0.03	(0.01)	—		—
Class C	04/30/05	(12)	4.18	(0.04)	0.03	(0.01)	—		—
	10/31/04	(12)	3.83	(0.07)	0.42	0.35	—		—
	10/31/03	(12)	3.06	(0.06)	0.83	0.77	—		—
	10/31/02	(12)	4.03	(0.07)	(0.90)	(0.97)	—		—
	10/31/01	(12)	10.01	(0.09)	(5.89)	(5.98)	—	+	—
	10/31/00	(6)(12)	10.00	0.01	—	0.01	—		—
Class L (11)	04/30/05	(12)	4.26	(0.03)	0.03	—	—		—
	10/31/04	(12)	3.89	(0.05)	0.42	0.37	—		—
	10/31/03	(12)	3.09	(0.04)	0.84	0.80	—		—
	10/31/02	(12)	4.04	(0.05)	(0.90)	(0.95)	—		—
	10/31/01	(12)	10.01	(0.06)	(5.90)	(5.96)	(0.01)		—
	10/31/00	(6)(12)	10.00	0.02	(0.01)	0.01	—		—
Class M (11)	04/30/05	(12)	4.19	(0.04)	0.03	(0.01)	—		—
	10/31/04	(12)	3.84	(0.07)	0.42	0.35	—		—
	10/31/03	(12)	3.06	(0.06)	0.84	0.78	—		—
	10/31/02	(12)	4.03	(0.07)	(0.90)	(0.97)	—		—
	10/31/01	(12)	10.00	(0.09)	(5.88)	(5.97)	—	+	—
	10/31/00	(6)(12)	10.00	0.01	(0.01)	—	—		—
Class X	04/30/05	(12)	4.18	(0.04)	0.03	(0.01)	—		—
	10/31/04	(12)	3.83	(0.07)	0.42	0.35	—		—
	10/31/03	(12)	3.06	(0.06)	0.83	0.77	—		—
	10/31/02	(12)	4.02	(0.07)	(0.89)	(0.96)	—		—
	10/31/01	(12)	10.00	(0.09)	(5.89)	(5.98)	—	+	—
	10/31/00	(6)(12)	10.00	0.01	(0.01)	—	—		—
STRATEGIC PARTNERS RELATIVE VALUE FUND:
Class A	04/30/05	(12)	$19.33	$(0.04)	$1.23	$1.19	$—		$(2.25)
	10/31/04	(10)(12)	18.92	(0.03)	0.44	0.41	—		—
Class B	04/30/05	(12)	18.74	(0.10)	1.19	1.08	—		(2.25)
	10/31/04	(10)(12)	18.43	(0.11)	0.42	0.31	—		—
Class C	04/30/05	(12)	18.73	(0.10)	1.17	1.07	—		(2.25)
	10/31/04	(12)	16.40	(0.18)	2.66	2.48	—		(0.15)
	10/31/03	(12)	12.84	(0.16)	3.72	3.56	—		—
	10/31/02	(12)	13.17	(0.14)	(0.08)	(0.22)	—		(0.11)
	10/31/01	(12)	14.53	(0.11)	(1.17)	(1.28)	—		(0.08)
	10/31/00	(12)	11.38	(0.11)	3.48	3.37	—		(0.22)
Class L (11)	04/30/05	(12)	19.28	(0.06)	1.19	1.13	—		(2.25)
	10/31/04	(12)	16.79	(0.10)	2.74	2.64	—		(0.15)
	10/31/03	(12)	13.08	(0.09)	3.80	3.71	—		—
	10/31/02	(12)	13.35	(0.07)	(0.09)	(0.16)	—		(0.11)
	10/31/01	(12)	14.65	(0.03)	(1.19)	(1.22)	—		(0.08)
	10/31/00	(12)	11.42	(0.05)	3.50	3.45	—		(0.22)
Class M (11)	04/30/05	(12)	18.73	(0.10)	1.17	1.07	—		(2.25)
	10/31/04	(12)	16.40	(0.18)	2.66	2.48	—		(0.15)
	10/31/03	(12)	12.83	(0.16)	3.73	3.57	—		—
	10/31/02	(12)	13.17	(0.14)	(0.09)	(0.23)	—		(0.11)
	10/31/01	(12)	14.53	(0.11)	(1.17)	(1.28)	—		(0.08)
	10/31/00	(12)	11.38	(0.11)	3.48	3.37	—		(0.22)
Class X	04/30/05	(12)	18.69	(0.10)	1.16	1.06	—		(2.25)
	10/31/04	(12)	16.37	(0.18)	2.65	2.47	—		(0.15)
	10/31/03	(12)	12.81	(0.16)	3.72	3.56	—		—
	10/31/02	(12)	13.14	(0.14)	(0.08)	(0.22)	—		(0.11)
	10/31/01	(12)	14.50	(0.11)	(1.17)	(1.28)	—		(0.08)
	10/31/00	(12)	11.36	(0.11)	3.47	3.36	—		(0.22)

	Total Distributions	Net Asset Value End of Period
STRATEGIC PARTNERS MID-CAP GROWTH FUND:
Class A	$—	$4.29
	—	4.28
Class B	—	4.19
	—	4.20
Class C	—	4.17
	—	4.18
	—	3.83
	—	3.06
	—	4.03
	—	10.01
Class L (11)	—	4.26
	—	4.26
	—	3.89
	—	3.09
	(0.01)	4.04
	—	10.01
Class M (11)	—	4.18
	—	4.19
	—	3.84
	—	3.06
	—	4.03
	—	10.00
Class X	—	4.17
	—	4.18
	—	3.83
	—	3.06
	—	4.02
	—	10.00
STRATEGIC PARTNERS RELATIVE VALUE FUND:
Class A	$(2.25)	$18.27
	—	19.33
Class B	(2.25)	17.57
	—	18.74
Class C	(2.25)	17.55
	(0.15)	18.73
	—	16.40
	(0.11)	12.84
	(0.08)	13.17
	(0.22)	14.53
Class L (11)	(2.25)	18.16
	(0.15)	19.28
	—	16.79
	(0.11)	13.08
	(0.08)	13.35
	(0.22)	14.65
Class M (11)	(2.25)	17.55
	(0.15)	18.73
	—	16.40
	(0.11)	12.83
	(0.08)	13.17
	(0.22)	14.53
Class X	(2.25)	17.50
	(0.15)	18.69
	—	16.37
	(0.11)	12.81
	(0.08)	13.14
	(0.22)	14.50

Supplemental Data				Ratios of Expenses to Average Net Assets(2)
Total Return		Net Assets at End of Period (in 000’s)	Portfolio Turnover Rate	Net Operating Expenses (after Expense Reimbursement and Waiver)(3)	Net Operating Expenses (before Expense Reimbursement and Waiver)(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(2)
0.23%		$10,963	46%	1.65%	2.28%	(1.14%)
0.23%		7,956	98%	1.65%	2.18%	(1.12%)
(0.24%)		1,686	46%	2.40%	3.03%	(1.89%)
(0.24%)		984	98%	2.40%	2.93%	(1.85%)
(0.24%)		23,406	46%	2.40%	3.03%	(1.89%)
9.14%		27,756	98%	2.40%	2.93%	(1.79%)
25.16%		7,083	132%	2.40%	3.54%	(1.85%)
(24.07%)		3,566	89%	2.40%	3.65%	(1.88%)
(59.72%)		4,687	188%	2.40%	3.40%	(1.61%)
0.10%		4,495	3%	2.40%	3.49%	0.71%
0.00%		32,146	46%	1.90%	2.53%	(1.39%)
9.51%		38,359	98%	1.90%	2.43%	(1.29%)
25.89%		8,839	132%	1.90%	3.05%	(1.34%)
(23.51%)		5,765	89%	1.90%	3.17%	(1.38%)
(59.56%)		6,012	188%	1.90%	2.95%	(1.13%)
0.10%		3,069	3%	1.90%	2.96%	1.19%
(0.24%)		65,330	46%	2.40%	3.03%	(1.89%)
9.12%		75,401	98%	2.40%	2.93%	(1.79%)
25.49%		9,777	132%	2.40%	3.56%	(1.83%)
(24.07%)		7,310	89%	2.40%	3.65%	(1.88%)
(59.68%)		9,098	188%	2.40%	3.37%	(1.60%)
0.00%		8,853	3%	2.40%	3.32%	0.45%
(0.24%)		13,102	46%	2.40%	3.03%	(1.89%)
9.14	%(1)	15,346	98%	2.40%	2.93%	(1.79%)
25.16	%(1)	2,049	132%	2.40%	3.54%	(1.85%)
(23.88	%)(1)	916	89%	2.40%	3.65%	(1.88%)
(59.78	%)(1)	1,174	188%	2.40%	3.47%	(1.65%)
0.00	%(1)	676	3%	2.40%	3.39%	0.72%
6.01%		$18,945	29%	1.60%	1.62%	(0.37%)
2.17%		13,692	80%	1.60%	1.64%	(0.29%)
5.57%		2,876	29%	2.35%	2.37%	(1.15%)
1.68%		1,132	80%	2.35%	2.39%	(1.07%)
5.53%		55,767	29%	2.35%	2.37%	(1.10%)
15.21%		58,598	80%	2.35%	2.39%	(1.02%)
27.73%		42,700	61%	2.35%	2.52%	(1.16%)
(1.78%)		36,403	109%	2.35%	2.49%	(0.99%)
(8.87%)		34,719	219%	2.35%	2.41%	(0.73%)
29.86%		22,114	196%	2.36%	2.62%	(0.85%)
5.70%		62,349	29%	1.85%	1.87%	(0.60%)
15.81%		67,968	80%	1.85%	1.89%	(0.53%)
28.37%		51,801	61%	1.85%	2.01%	(0.66%)
(1.31%)		43,346	109%	1.85%	1.99%	(0.49%)
(8.39%)		43,595	219%	1.85%	1.91%	(0.24%)
30.46%		27,571	196%	1.87%	2.11%	(0.37%)
5.53%		140,959	29%	2.35%	2.37%	(1.10%)
15.21%		147,143	80%	2.35%	2.39%	(1.02%)
27.83%		102,711	61%	2.35%	2.52%	(1.16%)
(1.86%)		94,735	109%	2.35%	2.49%	(0.99%)
(8.87%)		96,608	219%	2.35%	2.41%	(0.73%)
29.86%		57,561	196%	2.37%	2.62%	(0.85%)
5.49%		25,783	29%	2.35%	2.37%	(1.10%)
15.18	%(1)	26,383	80%	2.35%	2.39%	(1.02%)
27.79	%(1)	19,791	61%	2.35%	2.52%	(1.16%)
(1.79	%)(1)	17,141	109%	2.35%	2.49%	(0.99%)
(8.89	%)(1)	15,781	219%	2.35%	2.41%	(0.73%)
29.83	%(1)	10,565	196%	2.36%	2.62%	(0.84%)

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (UNAUDITED)

Per Share Data

(for a Share Outstanding Throughout Each Period)

	Period Ended		Net Asset Value Beginning of Period	Increase (Decrease) from Investment Operations			Less Distributions
				Net Investment Income (Loss)	Net Realized & Unrealized Gain (Loss)	Total from Investment Operations	From Net Investment Income	From Net Realized Gains
STRATEGIC PARTNERS TECHNOLOGY FUND:
Class A	04/30/05	(12)	$2.66	$(0.01)	$(0.10)	$(0.11)	$—	$—
	10/31/04	(10)(12)	2.92	(0.02)	(0.24)	(0.26)	—	—
Class B	04/30/05	(12)	2.58	(0.02)	(0.10)	(0.12)	—	—
	10/31/04	(10)(12)	2.84	(0.03)	(0.23)	(0.26)	—	—
Class C	04/30/05	(12)	2.59	(0.02)	(0.10)	(0.12)	—	—
	10/31/04	(12)	2.73	(0.06)	(0.08)	(0.14)	—	—
	10/31/03	(12)	1.94	(0.05)	0.84	0.79	—	—
	10/31/02	(12)	3.14	(0.06)	(1.14)	(1.20)	—	—
	10/31/01	(12)	9.26	(0.08)	(6.04)	(6.12)	—	—+
	10/31/00	(6)(12)	10.00	—	(0.74)	(0.74)	—	—
Class L (11)	04/30/05	(12)	2.66	(0.01)	(0.11)	(0.12)	—	—
	10/31/04	(12)	2.79	(0.04)	(0.09)	(0.13)	—	—
	10/31/03	(12)	1.97	(0.04)	0.86	0.82	—	—
	10/31/02	(12)	3.18	(0.05)	(1.16)	(1.21)	—	—
	10/31/01	(12)	9.27	(0.05)	(6.03)	(6.08)	(0.01)	—+
	10/31/00	(6)(12)	10.00	—	(0.73)	(0.73)	—	—
Class M (11)	04/30/05	(12)	2.58	(0.02)	(0.10)	(0.12)	—	—
	10/31/04	(12)	2.72	(0.06)	(0.08)	(0.14)	—	—
	10/31/03	(12)	1.93	(0.05)	0.84	0.79	—	—
	10/31/02	(12)	3.13	(0.07)	(1.13)	(1.20)	—	—
	10/31/01	(12)	9.25	(0.08)	(6.04)	(6.12)	—	—+
	10/31/00	(6)(12)	10.00	—	(0.75)	(0.75)	—	—
Class X	04/30/05	(12)	2.60	(0.02)	(0.10)	(0.12)	—	—
	10/31/04	(12)	2.74	(0.06)	(0.08)	(0.14)	—	—
	10/31/03	(12)	1.94	(0.05)	0.85	0.80	—	—
	10/31/02	(12)	3.14	(0.07)	(1.13)	(1.20)	—	—
	10/31/01	(12)	9.25	(0.08)	(6.03)	(6.11)	—	—+
	10/31/00	(6)(12)	10.00	—	(0.75)	(0.75)	—	—
STRATEGIC PARTNERS HEALTH SCIENCES FUND:
Class A	04/30/05	(12)	$11.12	$(0.04)	$0.47	$0.43	$—	$—
	10/31/04	(10)	12.06	(0.03)	(0.91)	(0.94)	—	—
Class B	04/30/05	(12)	10.88	(0.08)	0.47	0.39	—	—
	10/31/04	(10)	11.87	(0.05)	(0.94)	(0.99)	—	—
Class C	04/30/05	(12)	10.91	(0.08)	0.46	0.38	—	—
	10/31/04		10.40	(0.18)	0.69	0.51	—	—
	10/31/03	(12)	9.34	(0.14)	1.20	1.06	—	—
	10/31/02	(12)	11.33	(0.18)	(1.81)	(1.99)	—	—
	10/31/01	(7)(12)	10.00	(0.12)	1.45	1.33	—	—
Class L (11)	04/30/05	(12)	11.09	(0.05)	0.46	0.41	—	—
	10/31/04		10.52	(0.14)	0.71	0.57	—	—
	10/31/03	(12)	9.40	(0.09)	1.21	1.12	—	—
	10/31/02	(12)	11.35	(0.12)	(1.83)	(1.95)	—	—
	10/31/01	(7)(12)	10.00	(0.08)	1.43	1.35	—	—
Class M (11)	04/30/05	(12)	10.89	(0.08)	0.46	0.38	—	—
	10/31/04		10.38	(0.18)	0.69	0.51	—	—
	10/31/03	(12)	9.31	(0.14)	1.21	1.07	—	—
	10/31/02	(12)	11.31	(0.18)	(1.82)	(2.00)	—	—
	10/31/01	(7)(12)	10.00	(0.11)	1.42	1.31	—	—
Class X	04/30/05	(12)	10.92	(0.08)	0.45	0.37	—	—
	10/31/04		10.40	(0.18)	0.70	0.52	—	—
	10/31/03	(12)	9.34	(0.14)	1.20	1.06	—	—
	10/31/02	(12)	11.33	(0.18)	(1.81)	(1.99)	—	—
	10/31/01	(7)(12)	10.00	(0.11)	1.44	1.33	—	—

	Total Distributions	Net Asset Value End of Period
STRATEGIC PARTNERS TECHNOLOGY FUND:
Class A	$—	$2.55
	—	2.66
Class B	—	2.46
	—	2.58
Class C	—	2.47
	—	2.59
	—	2.73
	—	1.94
	—	3.14
	—	9.26
Class L (11)	—	2.54
	—	2.66
	—	2.79
	—	1.97
	(0.01)	3.18
	—	9.27
Class M (11)	—	2.46
	—	2.58
	—	2.72
	—	1.93
	—	3.13
	—	9.25
Class X	—	2.48
	—	2.60
	—	2.74
	—	1.94
	—	3.14
	—	9.25
STRATEGIC PARTNERS HEALTH SCIENCES FUND:
Class A	$—	$11.55
	—	11.12
Class B	—	11.27
	—	10.88
Class C	—	11.29
	—	10.91
	—	10.40
	—	9.34
	—	11.33
Class L (11)	—	11.50
	—	11.09
	—	10.52
	—	9.40
	—	11.35
Class M (11)	—	11.27
	—	10.89
	—	10.38
	—	9.31
	—	11.31
Class X	—	11.29
	—	10.92
	—	10.40
	—	9.34
	—	11.33

Supplemental Data				Ratios of Expenses to Average Net Assets(2)		Ratio of Net Investment Income (Loss) to Average Net Assets(2)
Total Return		Net Assets at End of Period (in 000’s)	Portfolio Turnover Rate	Net Operating Expenses (after Expense Reimbursement and Waiver)(3)	Net Operating Expenses (before Expense Reimbursement and Waiver)(3)
(4.14%)		$2,316	18%	1.66%	3.12%	(0.66%)
(8.90%)		1,453	136%	1.65%	3.05%	(1.31%)
(4.65%)		274	18%	2.41%	3.87%	(1.54%)
(9.16%)		165	136%	2.40%	3.80%	(2.05%)
(4.63%)		3,919	18%	2.41%	3.87%	(1.27%)
(5.13%)		5,366	136%	2.40%	3.80%	(2.13%)
40.72%		6,651	89%	2.40%	3.77%	(2.09%)
(38.22%)		4,559	91%	2.40%	3.54%	(2.25%)
(66.09%)		6,939	74%	2.40%	3.31%	(1.68%)
(7.40%)		7,384	4%	2.40%	3.05%	(0.30%)
(4.51%)		3,421	18%	1.91%	3.37%	(0.76%)
(4.66%)		4,374	136%	1.90%	3.30%	(1.64%)
41.62%		7,452	89%	1.90%	3.27%	(1.59%)
(38.05%)		4,773	91%	1.90%	3.03%	(1.74%)
(65.64%)		7,989	74%	1.90%	2.90%	(1.21%)
(7.30%)		4,910	4%	1.90%	2.65%	0.19%
(4.65%)		6,282	18%	2.41%	3.87%	(1.26%)
(5.15%)		8,182	136%	2.40%	3.80%	(2.13%)
40.93%		9,694	89%	2.40%	3.77%	(2.10%)
(38.34%)		6,036	91%	2.40%	3.52%	(2.25%)
(66.16%)		10,259	74%	2.40%	3.30%	(1.67%)
(7.50%)		11,811	4%	2.40%	3.02%	(0.36%)
(4.62%)		1,126	18%	2.41%	3.87%	(1.26%)
(5.11	%)(1)	1,585	136%	2.40%	3.80%	(2.13%)
41.24	%(1)	1,624	89%	2.40%	3.78%	(2.10%)
(38.22	%)(1)	1,013	91%	2.40%	3.51%	(2.26%)
(66.05	%)(1)	1,830	74%	2.40%	3.44%	(1.71%)
(7.50	%)(1)	1,003	4%	2.40%	3.16%	(0.33%)
3.87%		$2,912	58%	1.65%	2.65%	(0.63%)
(7.79%)		1,127	178%	1.65%	2.75%	(0.83%)
3.59%		415	58%	2.40%	3.40%	(1.37%)
(8.34%)		267	178%	2.40%	3.50%	(1.60%)
3.48%		3,698	58%	2.40%	3.40%	(1.37%)
4.90%		4,317	178%	2.40%	3.50%	(1.53%)
11.35%		4,427	144%	2.40%	3.62%	(1.47%)
(17.64%)		3,870	122%	2.40%	3.68%	(1.70%)
13.40%		2,659	35%	2.40%	4.70%	(1.56%)
3.70%		3,453	58%	1.90%	2.90%	(0.85%)
5.42%		4,365	178%	1.90%	3.00%	(1.02%)
11.92%		5,036	144%	1.90%	3.12%	(0.97%)
(17.25%)		4,210	122%	1.90%	3.18%	(1.19%)
13.60%		3,971	35%	1.90%	3.96%	(1.10%)
3.40%		8,208	58%	2.40%	3.40%	(1.37%)
4.91%		8,632	178%	2.40%	3.50%	(1.52%)
11.37%		7,375	144%	2.40%	3.62%	(1.48%)
(17.60%)		7,256	122%	2.40%	3.66%	(1.69%)
13.10%		6,427	35%	2.40%	4.75%	(1.54%)
3.39%		1,461	58%	2.40%	3.40%	(1.37%)
5.00	%(1)	1,653	178%	2.40%	3.50%	(1.52%)
11.35	%(1)	1,526	144%	2.40%	3.62%	(1.47%)
(17.64	%)(1)	1,956	122%	2.40%	3.69%	(1.70%)
13.40	%(1)	1,702	35%	2.40%	5.49%	(1.48%)

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (UNAUDITED)

Per Share Data

(for a Share Outstanding Throughout Each Period)

	Period Ended		Net Asset Value Beginning of Period	Increase (Decrease) from Investment Operations			Less Distributions
				Net Investment Income (Loss)	Net Realized & Unrealized Gain (Loss)	Total from Investment Operations	From Net Investment Income	From Net Realized Gains
STRATEGIC PARTNERS MANAGED OTC FUND:
Class A	04/30/05	(12)	$2.56	$0.01	$(0.18)	$(0.17)	$—	$—
	10/31/04	(10)(12)	2.60	(0.02)	(0.02)	(0.04)	—	—
Class B	04/30/05	(12)	2.50	— +	(0.17)	(0.17)	—	—
	10/31/04	(10)(12)	2.57	(0.03)	(0.04)	(0.07)	—	—
Class C	04/30/05	(12)	2.50	— +	(0.17)	(0.17)	—	—
	10/31/04	(12)	2.42	(0.05)	0.13	0.08	—	—
	10/31/03	(12)	1.60	(0.04)	0.86	0.82	—	—
	10/31/02	(12)	2.51	(0.05)	(0.86)	(0.91)	—	—
	10/31/01	(12)	8.21	(0.07)	(5.63)	(5.70)	—	—
	10/31/00	(6)(12)	10.00	(0.02)	(1.77)	(1.79)	—	—
Class L (11)	04/30/05	(12)	2.55	0.01	(0.18)	(0.17)	—	—
	10/31/04	(12)	2.45	(0.04)	0.14	0.10	—	—
	10/31/03	(12)	1.61	(0.03)	0.87	0.84	—	—
	10/31/02	(12)	2.53	(0.04)	(0.88)	(0.92)	—	—
	10/31/01	(12)	8.22	(0.05)	(5.64)	(5.69)	—	—
	10/31/00	(6)(12)	10.00	(0.01)	(1.77)	(1.78)	—	—
Class M (11)	04/30/05	(12)	2.51	— +	(0.17)	(0.17)	—	—
	10/31/04	(12)	2.43	(0.05)	0.13	0.08	—	—
	10/31/03	(12)	1.60	(0.04)	0.87	0.83	—	—
	10/31/02	(12)	2.52	(0.05)	(0.87)	(0.92)	—	—
	10/31/01	(12)	8.22	(0.07)	(5.63)	(5.70)	—	—
	10/31/00	(6)(12)	10.00	(0.02)	(1.76)	(1.78)	—	—
Class X	04/30/05	(12)	2.51	— +	(0.17)	(0.17)	—	—
	10/31/04	(12)	2.43	(0.05)	0.13	0.08	—	—
	10/31/03	(12)	1.60	(0.04)	0.87	0.83	—	—
	10/31/02	(12)	2.52	(0.05)	(0.87)	(0.92)	—	—
	10/31/01	(12)	8.21	(0.07)	(5.62)	(5.69)	—	—
	10/31/00	(6)(12)	10.00	(0.02)	(1.77)	(1.79)	—	—
STRATEGIC PARTNERS CAPITAL GROWTH FUND:
Class A	04/30/05	(12)	$13.44	$(0.04)	$0.82	$0.78	$—	$—
	10/31/04	(10)	13.73	(0.02)	(0.27)	(0.29)	—	—
Class B	04/30/05	(12)	13.01	(0.09)	0.79	0.70	—	—
	10/31/04	(10)	13.35	(0.05)	(0.29)	(0.34)	—	—
Class C	04/30/05	(12)	12.98	(0.09)	0.79	0.70	—	—
	10/31/04		12.70	(0.20)	0.48	0.28	—	—
	10/31/03	(12)	10.45	(0.16)	2.41	2.25	—	—
	10/31/02	(12)	10.98	(0.17)	(0.36)	(0.53)	—	—
	10/31/01	(12)	15.78	(0.17)	(4.63)	(4.80)	—	—
	10/31/00	(12)	14.49	(0.18)	1.47	1.29	—	—
Class L (11)	04/30/05	(12)	13.40	(0.06)	0.82	0.76	—	—
	10/31/04		13.04	(0.13)	0.49	0.36	—	—
	10/31/03	(12)	10.68	(0.11)	2.47	2.36	—	—
	10/31/02	(12)	11.16	(0.12)	(0.36)	(0.48)	—	—
	10/31/01	(12)	15.96	(0.10)	(4.70)	(4.80)	—	—
	10/31/00	(12)	14.58	(0.10)	1.48	1.38	—	—
Class M (11)	04/30/05	(12)	13.00	(0.09)	0.79	0.70	—	—
	10/31/04		12.72	(0.19)	0.47	0.28	—	—
	10/31/03	(12)	10.46	(0.16)	2.42	2.26	—	—
	10/31/02	(12)	10.99	(0.17)	(0.36)	(0.53)	—	—
	10/31/01	(12)	15.80	(0.17)	(4.64)	(4.81)	—	—
	10/31/00	(12)	14.51	(0.19)	1.48	1.29	—	—
Class X	04/30/05	(12)	12.97	(0.09)	0.79	0.70	—	—
	10/31/04		12.69	(0.18)	0.46	0.28	—	—
	10/31/03	(12)	10.44	(0.16)	2.41	2.25	—	—
	10/31/02	(12)	10.97	(0.17)	(0.36)	(0.53)	—	—
	10/31/01	(12)	15.77	(0.17)	(4.63)	(4.80)	—	—
	10/31/00	(12)	14.48	(0.19)	1.48	1.29	—	—

	Total Distributions	Net Asset Value End of Period
STRATEGIC PARTNERS MANAGED OTC FUND:
Class A	$—	$2.39
	—	2.56
Class B	—	2.33
	—	2.50
Class C	—	2.33
	—	2.50
	—	2.42
	—	1.60
	—	2.51
	—	8.21
Class L (11)	—	2.38
	—	2.55
	—	2.45
	—	1.61
	—	2.53
	—	8.22
Class M (11)	—	2.34
	—	2.51
	—	2.43
	—	1.60
	—	2.52
	—	8.22
Class X	—	2.34
	—	2.51
	—	2.43
	—	1.60
	—	2.52
	—	8.21
STRATEGIC PARTNERS CAPITAL GROWTH FUND:
Class A	$—	$14.22
	—	13.44
Class B	—	13.71
	—	13.01
Class C	—	13.68
	—	12.98
	—	12.70
	—	10.45
	—	10.98
	—	15.78
Class L (11)	—	14.16
	—	13.40
	—	13.04
	—	10.68
	—	11.16
	—	15.96
Class M (11)	—	13.70
	—	13.00
	—	12.72
	—	10.46
	—	10.99
	—	15.80
Class X	—	13.67
	—	12.97
	—	12.69
	—	10.44
	—	10.97
	—	15.77

Supplemental Data				Ratios of Expenses to Average Net Assets(2)		Ratio of Net Investment Income (Loss) to Average Net Assets(2)
Total Return		Net Assets at End of Period (in 000’s)	Portfolio Turnover Rate	Net Operating Expenses (after Expense Reimbursement and Waiver)(3)	Net Operating Expenses (before Expense Reimbursement and Waiver)(3)
(6.64%)		$1,638	7%	1.50%	2.46%	0.46%
(1.54%)		1,442	17%	1.50%	2.25%	(1.17%)
(6.80%)		762	7%	2.25%	3.21%	(0.32%)
(2.72%)		541	17%	2.25%	3.00%	(1.94%)
(6.80%)		8,828	7%	2.25%	3.21%	(0.03%)
3.31%		11,209	17%	2.25%	3.00%	(1.98%)
51.25%		13,526	17%	2.25%	2.93%	(1.96%)
(36.26%)		7,688	30%	2.25%	3.10%	(2.06%)
(69.43%)		7,760	54%	2.25%	3.14%	(1.93%)
(17.90%)		6,927	1%	2.25%	2.82%	(1.58%)
(6.67%)		5,514	7%	1.75%	2.71%	0.54%
4.08%		7,284	17%	1.75%	2.50%	(1.48%)
52.17%		9,161	17%	1.75%	2.42%	(1.46%)
(36.36%)		5,076	30%	1.75%	2.58%	(1.56%)
(69.22%)		6,805	54%	1.75%	2.59%	(1.42%)
(17.80%)		7,052	1%	1.75%	2.40%	(1.11%)
(6.77%)		11,439	7%	2.25%	3.21%	0.02%
3.29%		14,462	17%	2.25%	3.00%	(1.98%)
51.88%		17,120	17%	2.25%	2.93%	(1.96%)
(36.51%)		10,978	30%	2.25%	3.09%	(2.06%)
(69.34%)		13,664	54%	2.25%	3.13%	(1.92%)
(17.80%)		12,048	1%	2.25%	2.73%	(1.57%)
(6.77%)		1,146	7%	2.25%	3.21%	0.16%
3.29	%(1)	1,588	17%	2.25%	3.00%	(1.98%)
51.88	%(1)	1,756	17%	2.25%	2.92%	(1.96%)
(36.51	%)(1)	739	30%	2.25%	3.07%	(2.06%)
(69.31	%)(1)	1,106	54%	2.25%	3.23%	(1.94%)
(17.90	%)(1)	835	1%	2.25%	2.81%	(1.55%)
5.80%		$27,853	27%	1.55%	1.70%	(0.53%)
(2.11%)		18,159	78%	1.55%	1.69%	(0.47%)
5.38%		6,230	27%	2.30%	2.45%	(1.27%)
(2.55%)		3,034	78%	2.30%	2.44%	(1.21%)
5.39%		154,765	27%	2.30%	2.45%	(1.29%)
2.20%		167,119	78%	2.30%	2.44%	(1.37%)
21.88%		178,255	81%	2.30%	2.51%	(1.52%)
(5.10%)		144,397	103%	2.30%	2.50%	(1.51%)
(30.37%)		156,021	133%	2.30%	2.44%	(1.26%)
8.90%		249,913	108%	2.28%	2.36%	(1.11%)
5.67%		125,961	27%	1.80%	1.95%	(0.79%)
2.76%		139,498	78%	1.80%	1.94%	(0.87%)
22.44%		148,052	81%	1.80%	2.01%	(1.02%)
(4.57%)		124,022	103%	1.80%	2.00%	(1.01%)
(30.03%)		149,093	133%	1.80%	1.94%	(0.76%)
9.47%		232,611	108%	1.78%	1.87%	(0.61%)
5.39%		307,723	27%	2.30%	2.45%	(1.29%)
2.20%		329,320	78%	2.30%	2.44%	(1.36%)
21.96%		320,738	81%	2.30%	2.51%	(1.53%)
(5.10%)		282,066	103%	2.30%	2.50%	(1.51%)
(30.44%)		331,904	133%	2.30%	2.44%	(1.26%)
8.89%		534,179	108%	2.28%	2.36%	(1.11%)
5.40%		54,707	27%	2.30%	2.45%	(1.29%)
2.21	%(1)	58,784	78%	2.30%	2.44%	(1.36%)
21.90	%(1)	53,036	81%	2.30%	2.51%	(1.52%)
(5.10	%)(1)	45,557	103%	2.30%	2.50%	(1.51%)
(30.39	%)(1)	51,745	133%	2.30%	2.44%	(1.26%)
8.83	%(1)	79,187	108%	2.28%	2.36%	(1.11%)

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (UNAUDITED)

Per Share Data

(for a Share Outstanding Throughout Each Period)

				Increase (Decrease) from Investment Operations			Less Distributions
	Period Ended		Net Asset Value Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gain (Loss)	Total from Investment Operations	From Net Investment Income	From Net Realized Gains
STRATEGIC PARTNERS CONCENTRATED GROWTH FUND(9):
Class A	04/30/05	(12)	$11.20	$0.02	$(0.30)	$(0.28)	$—	$—
	10/31/04	(10)(12)	11.70	(0.04)	(0.46)	(0.50)	—	—
Class B	04/30/05	(12)	9.66	(0.02)	(0.26)	(0.28)	—	—
	10/31/04	(10)(12)	10.16	(0.07)	(0.43)	(0.50)	—	—
Class C	04/30/05	(12)	9.64	(0.01)	(0.27)	(0.28)	—	—
	10/31/04	(12)	9.53	(0.13)	0.24	0.11	—	—
	10/31/03	(12)	8.51	(0.13)	1.15	1.02	—	—
	10/31/02	(12)	10.91	(0.12)	(2.28)	(2.40)	—	—
	10/31/01	(12)	20.10	(0.07)	(9.12)	(9.19)	—	—
	10/31/00	(12)	19.47	(0.21)	0.84	0.63	—	—
Class L (11)	04/30/05	(12)	11.17	0.02	(0.31)	(0.29)	—	—
	10/31/04	(12)	10.99	(0.10)	0.28	0.18	—	—
	10/31/03	(12)	9.76	(0.10)	1.33	1.23	—	—
	10/31/02	(12)	12.44	(0.12)	(2.56)	(2.68)	—	—
	10/31/01	(12)	22.80	0.01	(10.37)	(10.36)	—	—
	10/31/00	(12)	21.97	(0.11)	0.94	0.83	—	—
Class M (11)	04/30/05	(12)	9.67	(0.01)	(0.27)	(0.28)	—	—
	10/31/04	(12)	9.56	(0.14)	0.25	0.11	—	—
	10/31/03	(12)	8.54	(0.13)	1.15	1.02	—	—
	10/31/02	(12)	10.94	(0.12)	(2.28)	(2.40)	—	—
	10/31/01	(12)	20.14	(0.07)	(9.13)	(9.20)	—	—
	10/31/00	(12)	19.50	(0.21)	0.85	0.64	—	—
Class X	04/30/05	(12)	9.68	(0.01)	(0.27)	(0.28)	—	—
	10/31/04	(12)	9.57	(0.14)	0.25	0.11	—	—
	10/31/03	(12)	8.55	(0.13)	1.15	1.02	—	—
	10/31/02	(12)	10.95	(0.11)	(2.29)	(2.40)	—	—
	10/31/01	(12)	20.17	(0.07)	(9.15)	(9.22)	—	—
	10/31/00	(12)	19.52	(0.22)	0.87	0.65	—	—
STRATEGIC PARTNERS CORE VALUE FUND:
Class A	04/30/05	(12)	$12.29	$0.07	$0.48	$0.55	$(0.14)	$(0.28)
	10/31/04	(10)(12)	12.21	0.06	0.02	0.08	—	—
Class B	04/30/05	(12)	12.20	0.03	0.47	0.50	(0.04)	(0.28)
	10/31/04	(10)(12)	12.17	0.01	0.02	0.03	—	—
Class C	04/30/05	(12)	12.18	0.02	0.47	0.49	(0.01)	(0.28)
	10/31/04	(12)	10.95	0.02	1.25	1.27	(0.04)	—
	10/31/03	(12)	8.88	0.04	2.05	2.09	(0.02)	—
	10/31/02	(12)	9.73	0.03	(0.85)	(0.82)	(0.01)	(0.02)
	10/31/01	(7)(12)	10.00	0.01	(0.28)	(0.27)	—	—
Class L (11)	04/30/05	(12)	12.26	0.05	0.47	0.52	(0.10)	(0.28)
	10/31/04	(12)	10.99	0.07	1.27	1.34	(0.07)	—
	10/31/03	(12)	8.92	0.10	2.04	2.14	(0.07)	—
	10/31/02	(12)	9.77	0.08	(0.86)	(0.78)	(0.05)	(0.02)
	10/31/01	(7)(12)	10.00	0.05	(0.28)	(0.23)	—	—
Class M (11)	04/30/05	(12)	12.18	0.02	0.48	0.50	(0.02)	(0.28)
	10/31/04	(12)	10.95	0.02	1.25	1.27	(0.04)	—
	10/31/03	(12)	8.88	0.04	2.05	2.09	(0.02)	—
	10/31/02	(12)	9.74	0.03	(0.86)	(0.83)	(0.01)	(0.02)
	10/31/01	(7)(12)	10.00	0.01	(0.27)	(0.26)	—	—
Class X	04/30/05	(12)	12.18	0.02	0.48	0.50	(0.01)	(0.28)
	10/31/04	(12)	10.95	0.02	1.25	1.27	(0.04)	—
	10/31/03	(12)	8.88	0.04	2.05	2.09	(0.02)	—
	10/31/02	(12)	9.73	0.03	(0.85)	(0.82)	(0.01)	(0.02)
	10/31/01	(7)(12)	10.00	0.02	(0.29)	(0.27)	—	—

	Total Distributions	Net Asset Value End of Period
STRATEGIC PARTNERS CONCENTRATED GROWTH FUND(9):
Class A	$—	$10.92
	—	11.20
Class B	—	9.38
	—	9.66
Class C	—	9.36
	—	9.64
	—	9.53
	—	8.51
	—	10.91
	—	20.10
Class L (11)	—	10.88
	—	11.17
	—	10.99
	—	9.76
	—	12.44
	—	22.80
Class M (11)	—	9.39
	—	9.67
	—	9.56
	—	8.54
	—	10.94
	—	20.14
Class X	—	9.40
	—	9.68
	—	9.57
	—	8.55
	—	10.95
	—	20.17
STRATEGIC PARTNERS CORE VALUE FUND:
Class A	$(0.42)	$12.42
	—	12.29
Class B	(0.32)	12.38
	—	12.20
Class C	(0.29)	12.38
	(0.04)	12.18
	(0.02)	10.95
	(0.03)	8.88
	—	9.73
Class L (11)	(0.38)	12.40
	(0.07)	12.26
	(0.07)	10.99
	(0.07)	8.92
	—	9.77
Class M (11)	(0.30)	12.38
	(0.04)	12.18
	(0.02)	10.95
	(0.03)	8.88
	—	9.74
Class X	(0.29)	12.39
	(0.04)	12.18
	(0.02)	10.95
	(0.03)	8.88
	—	9.73

Supplemental Data				Ratios of Expenses to Average Net Assets(2)
Total Return		Net Assets at End of Period (in 000’s)	Portfolio Turnover Rate	Net Operating Expenses (after Expense Reimbursement and Waiver)(3)	Net Operating Expenses (before Expense Reimbursement and Waiver)(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(2)
(2.50%)		$12,694	11%	1.50%	2.14%	0.37%
(4.27%)		10,089	16%	1.50%	1.92%	(0.66%)
(2.90%)		2,784	11%	2.25%	2.89%	(0.49%)
(4.92%)		1,609	16%	2.25%	2.67%	(1.39%)
(2.91%)		48,190	11%	2.25%	2.89%	(0.11%)
1.15%		61,542	16%	2.25%	2.67%	(1.39%)
11.99%		87,291	107%	2.25%	2.76%	(1.48%)
(22.00%)		99,201	76%	2.25%	2.67%	(1.19%)
(45.72%)		185,968	54%	2.25%	2.47%	(0.45%)
3.24%		421,207	32%	2.22%	2.31%	(0.95%)
(2.60%)		55,780	11%	1.75%	2.39%	0.40%
1.64%		71,664	16%	1.75%	2.17%	(0.89%)
12.60%		102,837	107%	1.75%	2.26%	(0.98%)
(21.54%)		112,352	76%	1.75%	2.16%	(1.05%)
(45.44%)		210,590	54%	1.75%	1.98%	0.05%
3.78%		463,777	32%	1.72%	1.81%	(0.45%)
(2.90%)		174,100	11%	2.25%	2.89%	(0.13%)
1.15%		217,028	16%	2.25%	2.67%	(1.39%)
11.94%		283,005	107%	2.25%	2.76%	(1.48%)
(21.94%)		309,908	76%	2.25%	2.67%	(1.21%)
(45.68%)		556,811	54%	2.25%	2.47%	(0.45%)
3.28%		1,219,774	32%	2.22%	2.31%	(0.95%)
(2.89%)		30,542	11%	2.25%	2.89%	(0.13%)
1.15	%(1)	37,951	16%	2.25%	2.67%	(1.39%)
11.93	%(1)	47,264	107%	2.25%	2.76%	(1.48%)
(21.92	%)(1)	49,108	76%	2.25%	2.67%	(1.11%)
(45.71	%)(1)	82,210	54%	2.25%	2.47%	(0.45%)
3.33	%(1)	172,382	32%	2.22%	2.31%	(0.96%)
4.46%		$2,768	12%	1.45%	1.83%	1.06%
0.66%		1,722	35%	1.45%	1.93%	0.93%
4.08%		767	12%	2.20%	2.58%	0.22%
0.25%		235	35%	2.20%	2.68%	0.15%
4.04%		11,020	12%	2.20%	2.58%	0.31%
11.64%		11,311	35%	2.20%	2.68%	0.15%
23.64%		14,337	21%	2.20%	2.72%	0.41%
(8.49%)		7,212	14%	2.20%	3.25%	0.30%
(2.70%)		3,040	9%	2.20%	4.73%	0.22%
4.28%		7,901	12%	1.70%	2.08%	0.82%
12.24%		8,595	35%	1.70%	2.18%	0.63%
24.15%		8,450	21%	1.70%	2.21%	0.91%
(8.16%)		4,537	14%	1.70%	2.76%	0.75%
(2.20%)		1,677	9%	1.70%	3.95%	0.70%
4.11%		22,054	12%	2.20%	2.58%	0.31%
11.64%		20,874	35%	2.20%	2.68%	0.13%
23.64%		15,304	21%	2.20%	2.72%	0.42%
(8.58%)		9,378	14%	2.20%	3.26%	0.29%
(2.60%)		3,867	9%	2.20%	5.57%	0.22%
4.12%		4,640	12%	2.20%	2.58%	0.29%
11.64	%(1)	4,098	35%	2.20%	2.68%	0.14%
23.64	%(1)	2,829	21%	2.20%	2.72%	0.43%
(8.49	%)(1)	2,217	14%	2.20%	3.28%	0.30%
(2.70	%)(1)	514	9%	2.20%	4.75%	0.23%

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (UNAUDITED)

Per Share Data

(for a Share Outstanding Throughout Each Period)

			Increase (Decrease) from Investment Operations			Less Distributions
	Period Ended	Net Asset Value Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gain (Loss)	Total from Investment Operations	From Net Investment Income	From Net Realized Gains
STRATEGIC PARTNERS MANAGED INDEX 500 FUND:
Class A	04/30/05(12)	$8.89	$0.05	$0.07	$0.12	$—	$—
	10/31/04(10)(12)	9.06	0.03	(0.20)	(0.17)	— +	—
Class B	04/30/05(12)	8.67	0.01	0.07	0.08	—	—
	10/31/04(10)(12)	8.87	(0.01)	(0.19)	(0.20)	—	—
Class C	04/30/05(12)	8.66	0.02	0.06	0.08	—	—
	10/31/04(12)	8.16	(0.03)	0.53	0.50	—	—
	10/31/03(12)	6.85	(0.01)	1.32	1.31	—	—
	10/31/02(12)	8.08	(0.02)	(1.21)	(1.23)	—	—
	10/31/01(12)	10.20	(0.02)	(2.09)	(2.11)	—	(0.01)
	10/31/00(4)(12)	10.00	(0.03)	0.23	0.20	—	—
Class L (11)	04/30/05(12)	8.87	0.05	0.05	0.10	— +	—
	10/31/04(12)	8.32	0.02	0.53	0.55	— +	—
	10/31/03(12)	6.95	0.03	1.34	1.37	—	—
	10/31/02(12)	8.15	0.02	(1.22)	(1.20)	—	—
	10/31/01(12)	10.24	0.02	(2.10)	(2.08)	— +	(0.01)
	10/31/00(4)(12)	10.00	0.03	0.21	0.24	—	—
Class M (11)	04/30/05(12)	8.66	0.02	0.06	0.08	—	—
	10/31/04(12)	8.16	(0.03)	0.53	0.50	—	—
	10/31/03(12)	6.85	(0.01)	1.32	1.31	—	—
	10/31/02(12)	8.08	(0.02)	(1.21)	(1.23)	—	—
	10/31/01(12)	10.20	(0.02)	(2.09)	(2.11)	—	(0.01)
	10/31/00(4)(12)	10.00	(0.03)	0.23	0.20	—	—
Class X	04/30/05(12)	8.65	0.02	0.06	0.08	—	—
	10/31/04(12)	8.15	(0.03)	0.53	0.50	—	—
	10/31/03(12)	6.84	(0.01)	1.32	1.31	—	—
	10/31/02(12)	8.06	(0.02)	(1.20)	(1.22)	—	—
	10/31/01(12)	10.20	(0.02)	(2.11)	(2.13)	—	(0.01)
	10/31/00(4)(12)	10.00	(0.03)	0.23	0.20	—	—
STRATEGIC PARTNERS EQUITY INCOME FUND:
Class A	04/30/05(12)	$12.99	$0.09	$0.54	$0.63	$(0.13)	$—
	10/31/04(10)(12)	13.28	0.04	(0.33)	(0.29)	—	—
Class B	04/30/05(12)	12.63	0.02	0.54	0.56	(0.01)	—
	10/31/04(10)(12)	12.98	(0.01)	(0.34)	(0.35)	—	—
Class C	04/30/05(12)	12.61	0.03	0.53	0.56	(0.01)	—
	10/31/04(12)	11.57	(0.03)	1.07	1.04	—	—
	10/31/03(12)	9.40	(0.02)	2.19	2.17	—	—
	10/31/02(12)	12.09	(0.03)	(2.36)	(2.39)	—	(0.30)
	10/31/01(12)	13.67	(0.07)	(0.92)	(0.99)	—	(0.59)
	10/31/00(12)	12.31	(0.03)	1.39	1.36	—	—
Class L (11)	04/30/05(12)	12.96	0.07	0.54	0.61	(0.09)	—
	10/31/04(12)	11.83	0.03	1.10	1.13	—	—
	10/31/03(12)	9.56	0.03	2.24	2.27	—	—
	10/31/02(12)	12.23	0.03	(2.40)	(2.37)	—	(0.30)
	10/31/01(12)	13.76	—	(0.94)	(0.94)	—	(0.59)
	10/31/00(12)	12.33	0.04	1.39	1.43	—	—
Class M (11)	04/30/05(12)	12.63	0.03	0.53	0.56	(0.01)	—
	10/31/04(12)	11.58	(0.03)	1.08	1.05	—	—
	10/31/03(12)	9.41	(0.02)	2.19	2.17	—	—
	10/31/02(12)	12.10	(0.03)	(2.36)	(2.39)	—	(0.30)
	10/31/01(12)	13.69	(0.07)	(0.93)	(1.00)	—	(0.59)
	10/31/00(12)	12.32	(0.02)	1.39	1.37	—	—
Class X	04/30/05(12)*	12.61	0.03	0.53	0.56	(0.01)	—
	10/31/04(12)	11.56	(0.03)	1.08	1.05	—	—
	10/31/03(12)	9.39	(0.02)	2.19	2.17	—	—
	10/31/02(12)	12.08	(0.03)	(2.36)	(2.39)	—	(0.30)
	10/31/01(12)	13.66	(0.06)	(0.93)	(0.99)	—	(0.59)
	10/31/00(12)	12.30	(0.02)	1.38	1.36	—	—

	Total Distributions	Net Asset Value End of Period
STRATEGIC PARTNERS MANAGED INDEX 500 FUND:
Class A	$—	$9.01
	— +	8.89
Class B	—	8.75
	—	8.67
Class C	—	8.74
	—	8.66
	—	8.16
	—	6.85
	(0.01)	8.08
		10.20
Class L (11)	—	8.97
	— +	8.87
	—	8.32
	—	6.95
	(0.01)	8.15
	—	10.24
Class M (11)	—	8.74
	—	8.66
	—	8.16
	—	6.85
	(0.01)	8.08
	—	10.20
Class X	—	8.73
	—	8.65
	—	8.15
	—	6.84
	(0.01)	8.06
	—	10.20
STRATEGIC PARTNERS EQUITY INCOME FUND:
Class A	$(0.13)	$13.49
	—	12.99
Class B	(0.01)	13.18
	—	12.63
Class C	(0.01)	13.16
	—	12.61
	—	11.57
	(0.30)	9.40
	(0.59)	12.09
	—	13.67
Class L (11)	(0.09)	13.48
	—	12.96
	—	11.83
	(0.30)	9.56
	(0.59)	12.23
	—	13.76
Class M (11)	(0.01)	13.18
	—	12.63
	—	11.58
	(0.30)	9.41
	(0.59)	12.10
	—	13.69
Class X	(0.01)	13.16
	—	12.61
	—	11.56
	(0.30)	9.39
	(0.59)	12.08
	—	13.66

Supplemental Data				Ratios of Expenses to Average Net Assets(2)
Total Return		Net Assets at End of Period (in 000’s)	Portfolio Turnover Rate	Net Operating Expenses (after Expense Reimbursement and Waiver)(3)	Net Operating Expenses (before Expense Reimbursement and Waiver)(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(2)
1.35%		$10,144	8%	1.25%	2.00%	1.16%
(1.86%)		7,558	29%	1.25%	1.56%	0.60%
0.92%		2,340	8%	2.00%	2.75%	0.29%
(2.25%)		1,288	29%	2.00%	2.31%	(0.13%)
0.92%		25,850	8%	2.00%	2.75%	0.50%
6.13%		29,631	29%	2.00%	2.31%	(0.30%)
19.12%		36,069	39%	2.00%	2.35%	(0.09%)
(15.22%)		31,253	19%	2.00%	2.33%	(0.20%)
(20.74%)		30,585	30%	2.00%	2.35%	(0.26%)
2.00%		25,239	107%	2.04%	2.56%	(0.25%)
1.13%		19,244	8%	1.50%	2.25%	1.05%
6.63%		24,137	29%	1.50%	1.81%	0.19%
19.71%		31,579	39%	1.50%	1.84%	0.40%
(14.72%)		26,122	19%	1.50%	1.83%	(0.30%)
(20.36%)		24,163	30%	1.50%	1.86%	0.24%
2.40%		19,437	107%	1.54%	2.00%	0.30%
0.92%		69,397	8%	2.00%	2.75%	0.50%
6.13%		79,069	29%	2.00%	2.31%	(0.30%)
19.12%		77,502	39%	2.00%	2.34%	(0.10%)
(15.22%)		64,146	19%	2.00%	2.33%	(0.20%)
(20.74%)		53,206	30%	2.00%	2.36%	(0.27%)
2.00%		34,025	107%	2.04%	2.53%	(0.25%)
0.93%		6,759	8%	2.00%	2.75%	0.49%
6.14	%(1)	7,253	29%	2.00%	2.31%	(0.30%)
19.15	%(1)	7,459	39%	2.00%	2.35%	(0.09%)
(15.14	%)(1)	6,964	19%	2.00%	2.33%	(0.21%)
(20.94	%)(1)	5,918	30%	2.00%	2.36%	(0.26%)
2.00	%(1)	4,959	107%	2.04%	2.50%	(0.25%)
4.83%		$12,763	28%	1.41%	1.82%	1.12%
(2.18%)		9,032	54%	1.40%	1.78%	0.59%
4.44%		1,959	28%	2.16%	2.57%	0.33%
(2.70%)		1,061	54%	2.15%	2.53%	(0.21%)
4.45%		39,108	28%	2.16%	2.57%	0.52%
8.99%		42,450	54%	2.15%	2.53%	(0.28%)
23.09%		53,779	60%	2.15%	2.59%	(0.17%)
(20.39%)		50,779	88%	2.15%	2.54%	(0.25%)
(7.59%)		64,103	128%	2.15%	2.44%	(0.51%)
11.05%		47,592	135%	2.23%	2.59%	(0.20%)
4.70%		35,578	28%	1.66%	2.07%	1.05%
9.55%		41,796	54%	1.65%	2.03%	0.21%
23.74%		55,064	60%	1.65%	2.09%	0.32%
(19.99%)		47,611	88%	1.65%	2.04%	0.25%
(7.16%)		66,446	128%	1.65%	1.94%	(0.01%)
11.60%		49,218	135%	1.73%	2.09%	0.31%
4.44%		99,457	28%	2.16%	2.57%	0.54%
9.07%		110,231	54%	2.15%	2.53%	(0.28%)
23.06%		116,211	60%	2.15%	2.59%	(0.17%)
(20.37%)		106,401	88%	2.15%	2.54%	(0.25%)
(7.65%)		152,314	128%	2.15%	2.44%	(0.51%)
11.12%		110,793	135%	2.23%	2.59%	(0.19%)
4.45%		25,788	28%	2.16%	2.57%	0.54%
9.08	%(1)	28,451	54%	2.15%	2.53%	(0.28%)
23.11	%(1)	28,840	60%	2.15%	2.59%	(0.17%)
(20.41	%)(1)	25,972	88%	2.15%	2.54%	(0.24%)
(7.60	%)(1)	36,297	128%	2.15%	2.44%	(0.51%)
11.06	%(1)	33,141	135%	2.23%	2.60%	(0.18%)

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (UNAUDITED)

Per Share Data

(for a Share Outstanding Throughout Each Period)

				Increase (Decrease) from Investment Operations			Less Distributions
	Period Ended		Net Asset Value Beginning of Period	Net Investment Income (Loss)	Net Realized & Unrealized Gain (Loss)	Total from Investment Operations	From Net Investment Income	From Net Realized Gains
STRATEGIC PARTNERS GROWTH WITH INCOME FUND:
Class A	04/30/05	(12)	$8.43	$(0.00)	$0.33	$0.33	$—	$—
	10/31/04	(10)(12)	8.42	(0.01)	0.02	0.01	—	—
Class B	04/30/05	(12)	8.21	(0.04)	0.33	0.29	—	—
	10/31/04	(10)(12)	8.24	(0.04)	0.01	(0.03)	—	—
Class C	04/30/05	(12)	8.21	(0.03)	0.32	0.29	—	—
	10/31/04	(12)	7.65	(0.06)	0.62	0.56	—	—
	10/31/03	(12)	6.79	(0.05)	0.91	0.86	—	—
	10/31/02	(12)	8.11	(0.06)	(1.26)	(1.32)	—	—
	10/31/01	(12)	10.67	(0.07)	(2.49)	(2.56)	—	—
	10/31/00	(4)(12)	10.00	(0.08)	0.75	0.67	—	—
Class L (11)	04/30/05	(12)	8.41	(0.01)	0.33	0.32	—	—
	10/31/04	(12)	7.80	(0.02)	0.63	0.61	—	—
	10/31/03	(12)	6.89	(0.01)	0.92	0.91	—	—
	10/31/02	(12)	8.19	(0.02)	(1.28)	(1.30)	—	—
	10/31/01	(12)	10.73	(0.03)	(2.51)	(2.54)	—	—
	10/31/00	(4)(12)	10.00	(0.03)	0.76	0.73	—	—
Class M (11)	04/30/05	(12)	8.21	(0.03)	0.32	0.29	—	—
	10/31/04	(12)	7.65	(0.06)	0.62	0.56	—	—
	10/31/03	(12)	6.80	(0.05)	0.90	0.85	—	—
	10/31/02	(12)	8.12	(0.06)	(1.26)	(1.32)	—	—
	10/31/01	(12)	10.68	(0.07)	(2.49)	(2.56)	—	—
	10/31/00	(4)(12)	10.00	(0.07)	0.75	0.68	—	—
Class X	04/30/05	(12)	8.20	(0.03)	0.33	0.30	—	—
	10/31/04	(12)	7.64	(0.06)	0.62	0.56	—	—
	10/31/03	(12)	6.79	(0.05)	0.90	0.85	—	—
	10/31/02	(12)	8.12	(0.06)	(1.27)	(1.33)	—	—
	10/31/01	(12)	10.69	(0.07)	(2.50)	(2.57)	—	—
	10/31/00	(4)(12)	10.00	(0.08)	0.77	0.69	—	—
STRATEGIC PARTNERS CAPITAL INCOME FUND (9):
Class A	04/30/05	(12)	$12.10	$0.08	$0.54	$0.62	$—	$—
	10/31/04	(10)(12)	12.41	0.03	(0.34)	(0.31)	—	—
Class B	04/30/05	(12)	12.08	0.03	0.54	0.57	—	—
	10/31/04	(10)(12)	12.44	(0.01)	(0.35)	(0.36)	—	—
Class C	04/30/05	(12)	12.08	0.04	0.53	0.57	—	—
	10/31/04	(12)	11.76	(0.05)	0.38	0.33	(0.01)	—
	10/31/03	(12)	10.43	0.04	1.34	1.38	(0.05)	—
	10/31/02	(12)	12.13	0.07	(1.67)	(1.60)	(0.10)	—
	10/31/01	(12)	14.54	0.13	(2.42)	(2.29)	(0.12)	—
	10/31/00	(12)	13.68	0.15	1.04	1.19	(0.14)	(0.19)
Class L (11)	04/30/05	(12)	12.08	0.07	0.53	0.60	—	—
	10/31/04	(12)	11.74	0.03	0.35	0.38	(0.04)	—
	10/31/03	(12)	10.41	0.10	1.34	1.44	(0.11)	—
	10/31/02	(12)	12.11	0.13	(1.67)	(1.54)	(0.16)	—
	10/31/01	(12)	14.51	0.20	(2.41)	(2.21)	(0.19)	—
	10/31/00	(12)	13.66	0.22	1.03	1.25	(0.21)	(0.19)
Class M (11)	04/30/05	(12)	12.08	0.04	0.53	0.57	—	—
	10/31/04	(12)	11.77	(0.05)	0.37	0.32	(0.01)	—
	10/31/03	(12)	10.43	0.04	1.35	1.39	(0.05)	—
	10/31/02	(12)	12.14	0.07	(1.68)	(1.61)	(0.10)	—
	10/31/01	(12)	14.55	0.13	(2.42)	(2.29)	(0.12)	—
	10/31/00	(12)	13.69	0.15	1.04	1.19	(0.14)	(0.19)
Class X	04/30/05	(12)	12.07	0.04	0.53	0.57	—	—
	10/31/04	(12)	11.75	(0.05)	0.38	0.33	(0.01)	—
	10/31/03	(12)	10.43	0.04	1.33	1.37	(0.05)	—
	10/31/02	(12)	12.13	0.07	(1.67)	(1.60)	(0.10)	—
	10/31/01	(12)	14.53	0.14	(2.42)	(2.28)	(0.12)	—
	10/31/00	(12)	13.68	0.14	1.04	1.18	(0.14)	(0.19)

	Total Distributions	Net Asset Value End of Period
STRATEGIC PARTNERS GROWTH WITH INCOME FUND:
Class A	$—	$8.76
	—	8.43
Class B	—	8.50
	—	8.21
Class C	—	8.50
	—	8.21
	—	7.65
	—	6.79
	—	8.11
	—	10.67
Class L (11)	—	8.73
	—	8.41
	—	7.80
	—	6.89
	—	8.19
	—	10.73
Class M (11)	—	8.50
	—	8.21
	—	7.65
	—	6.80
	—	8.12
	—	10.68
Class X	—	8.50
	—	8.20
	—	7.64
	—	6.79
	—	8.12
	—	10.69
STRATEGIC PARTNERS CAPITAL INCOME FUND (9):
Class A	$—	$12.72
	—	12.10
Class B	—	12.65
	—	12.08
Class C	—	12.65
	(0.01)	12.08
	(0.05)	11.76
	(0.10)	10.43
	(0.12)	12.13
	(0.33)	14.54
Class L (11)	—	12.68
	(0.04)	12.08
	(0.11)	11.74
	(0.16)	10.41
	(0.19)	12.11
	(0.40)	14.51
Class M (11)	—	12.65
	(0.01)	12.08
	(0.05)	11.77
	(0.10)	10.43
	(0.12)	12.14
	(0.33)	14.55
Class X	—	12.64
	(0.01)	12.07
	(0.05)	11.75
	(0.10)	10.43
	(0.12)	12.13
	(0.33)	14.53

Supplemental Data				Ratios of Expenses to Average Net Assets(2)
Total Return		Net Assets at End of Period (in 000’s)	Portfolio Turnover Rate	Net Operating Expenses (after Expense Reimbursement and Waiver)(3)	Net Operating Expenses (before Expense Reimbursement and Waiver)(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(2)
3.92%		$2,028	26%	1.55%	2.50%	(0.04%)
0.12%		1,384	88%	1.55%	2.36%	(0.13%)
3.53%		481	26%	2.30%	3.25%	(0.83%)
(0.36%)		182	88%	2.30%	3.11%	(0.87%)
3.53%		5,143	26%	2.30%	3.25%	(0.76%)
7.32%		5,865	88%	2.30%	3.11%	(0.74%)
12.67%		7,909	79%	2.30%	2.98%	(0.65%)
(16.28%)		7,592	88%	2.30%	2.92%	(0.80%)
(23.99%)		9,084	64%	2.30%	2.93%	(0.77%)
6.70%		6,681	65%	2.30%	3.06%	(0.76%)
3.81%		6,316	26%	1.80%	2.75%	(0.26%)
7.82%		7,589	88%	1.80%	2.61%	(0.24%)
13.21%		9,764	79%	1.80%	2.48%	(0.15%)
(15.87%)		9,978	88%	1.80%	2.43%	(0.30%)
(23.67%)		11,312	64%	1.80%	2.43%	(0.27%)
7.30%		7,301	65%	1.80%	2.54%	(0.29%)
3.53%		16,184	26%	2.30%	3.25%	(0.76%)
7.32%		18,287	88%	2.30%	3.11%	(0.75%)
12.50%		18,875	79%	2.30%	2.98%	(0.65%)
(16.26%)		17,075	88%	2.30%	2.92%	(0.80%)
(23.97%)		20,584	64%	2.30%	2.91%	(0.77%)
6.80%		16,156	65%	2.30%	3.17%	(0.72%)
3.66%		2,366	26%	2.30%	3.25%	(0.76%)
7.33	%(1)	2,531	88%	2.30%	3.11%	(0.74%)
12.52	%(1)	2,935	79%	2.30%	2.98%	(0.64%)
(16.38	%)(1)	2,817	88%	2.30%	2.92%	(0.81%)
(24.04	%)(1)	4,153	64%	2.30%	2.91%	(0.77%)
6.90	%(1)	3,487	65%	2.30%	3.06%	(0.76%)
5.12%		$4,314	7%	1.42%	1.71%	1.27%
(2.50%)		2,912	116%	1.42%	1.59%	0.51%
4.72%		637	7%	2.17%	2.46%	0.51%
(2.89%)		391	116%	2.17%	2.34%	(0.19%)
4.72%		22,572	7%	2.17%	2.46%	0.63%
2.79%		26,559	116%	2.17%	2.34%	(0.44%)
13.31%		39,614	104%	2.17%	2.35%	0.41%
(13.33%)		38,192	36%	2.17%	2.30%	0.60%
(15.83%)		56,530	25%	2.17%	2.21%	0.98%
8.78%		56,401	63%	2.14%	2.26%	1.02%
4.97%		23,440	7%	1.67%	1.96%	1.12%
3.22%		26,486	116%	1.67%	1.84%	0.06%
13.91%		37,203	104%	1.67%	1.85%	0.92%
(12.91%)		39,223	36%	1.67%	1.80%	1.10%
(15.39%)		56,537	25%	1.67%	1.71%	1.48%
9.35%		54,424	63%	1.64%	1.76%	1.51%
4.72%		64,193	7%	2.17%	2.46%	0.62%
2.70%		73,297	116%	2.17%	2.34%	(0.43%)
13.41%		91,942	104%	2.17%	2.35%	0.42%
(13.40%)		97,872	36%	2.17%	2.30%	0.60%
(15.82%)		139,634	25%	2.17%	2.21%	0.98%
8.86%		138,391	63%	2.14%	2.26%	1.02%
4.72%		18,578	7%	2.17%	2.46%	0.62%
2.79	%(1)	21,000	116%	2.17%	2.34%	(0.43%)
13.22	%(1)	25,797	104%	2.17%	2.35%	0.42%
(13.33	%)(1)	27,589	36%	2.17%	2.30%	0.60%
(15.77	%)(1)	37,635	25%	2.17%	2.21%	0.99%
8.79	%(1)	42,330	63%	2.14%	2.26%	1.02%

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (UNAUDITED)

Per Share Data

(for a Share Outstanding Throughout Each Period)

				Increase (Decrease) from Investment Operations
	Period Ended		Net Asset Value Beginning of Period	Net Investment Income (Loss)		Net Realized & Unrealized Gain (Loss)		Total from Investment Operations
STRATEGIC PARTNERS BALANCED FUND:
Class A	04/30/05		$12.60	$0.09		$0.29		$0.38
	10/31/04	(10)	12.58	0.08		—		0.08
Class B	04/30/05		12.57	0.04		0.28		0.32
	10/31/04	(10)	12.54	0.03		0.03		0.06
Class C	04/30/05		12.56	0.04		0.28		0.32
	10/31/04		11.83	0.06		0.74		0.80
	10/31/03	(12)	10.47	0.08		1.39		1.47
	10/31/02	(12)	11.50	0.14	(a)	(1.03	)(a)	(0.89)
	10/31/01	(12)	13.10	0.15		(1.64)		(1.49)
	10/31/00	(12)	12.80	0.16		0.40		0.56
Class L (11)	04/30/05		12.60	0.07		0.29		0.36
	10/31/04		11.87	0.11		0.75		0.86
	10/31/03	(12)	10.50	0.13		1.41		1.54
	10/31/02	(12)	11.54	0.19	(a)	(1.04	)(a)	(0.85)
	10/31/01	(12)	13.14	0.21		(1.64)		(1.43)
	10/31/00	(12)	12.85	0.23		0.39		0.62
Class M (11)	04/30/05		12.56	0.04		0.29		0.33
	10/31/04		11.84	0.06		0.73		0.79
	10/31/03	(12)	10.47	0.08		1.40		1.48
	10/31/02	(12)	11.50	0.14	(a)	(1.03	)(a)	(0.89)
	10/31/01	(12)	13.10	0.15		(1.64)		(1.49)
	10/31/00	(12)	12.81	0.16		0.39		0.55
Class X	04/30/05		12.55	0.04		0.29		0.33
	10/31/04		11.83	0.06		0.73		0.79
	10/31/03	(12)	10.47	0.08		1.39		1.47
	10/31/02	(12)	11.50	0.14	(a)	(1.03	)(a)	(0.89)
	10/31/01	(12)	13.09	0.15		(1.63)		(1.48)
	10/31/00	(12)	12.80	0.16		0.39		0.55
STRATEGIC PARTNERS HIGH YIELD BOND FUND:
Class A	04/30/05		$7.52	$0.27		$(0.33)		$(0.06)
	10/31/04	(10)	7.37	0.29		0.16		0.45
Class B	04/30/05		7.51	0.23		(0.32)		(0.09)
	10/31/04	(10)	7.36	0.26		0.16		0.42
Class C	04/30/05		7.51	0.25		(0.34)		(0.09)
	10/31/04		7.23	0.46		0.31		0.77
	10/31/03	(12)	6.26	0.50		0.98		1.48
	10/31/02	(12)	6.96	0.55	(b)	(0.68	)(b)	(0.13)
	10/31/01	(12)	8.02	0.71		(1.06)		(0.35)
	10/31/00	(12)	9.13	0.80		(1.11)		(0.31)
Class L (11)	04/30/05		7.51	0.26		(0.33)		(0.07)
	10/31/04		7.23	0.49		0.31		0.80
	10/31/03	(12)	6.26	0.53		0.98		1.51
	10/31/02	(12)	6.96	0.59	(b)	(0.69	)(b)	(0.10)
	10/31/01	(12)	8.02	0.75		(1.06)		(0.31)
	10/31/00	(12)	9.13	0.85		(1.11)		(0.26)
Class M (11)	04/30/05		7.50	0.24		(0.32)		(0.08)
	10/31/04		7.22	0.46		0.31		0.77
	10/31/03	(12)	6.25	0.49		0.98		1.48
	10/31/02	(12)	6.96	0.55	(b)	(0.69	)(b)	(0.14)
	10/31/01	(12)	8.02	0.71		(1.06)		(0.35)
	10/31/00	(12)	9.13	0.80		(1.11)		(0.31)
Class X	04/30/05		7.50	0.24		(0.33)		(0.09)
	10/31/04		7.22	0.46		0.31		0.77
	10/31/03	(12)	6.25	0.49		0.98		1.48
	10/31/02	(12)	6.95	0.55	(b)	(0.68	)(b)	(0.13)
	10/31/01	(12)	8.01	0.71		(1.06)		(0.35)
	10/31/00	(12)	9.13	0.80		(1.12)		(0.32)

	Less Distributions
	From Net Investment Income	From Net Realized Gains	Total Distributions	Net Asset Value End of Period
STRATEGIC PARTNERS BALANCED FUND:
Class A	$(0.10)	$—	$(0.10)	$12.88
	(0.06)	—	(0.06)	12.60
Class B	(0.05)	—	(0.05)	12.84
	(0.03)	—	(0.03)	12.57
Class C	(0.05)	—	(0.05)	12.83
	(0.07)	—	(0.07)	12.56
	(0.11)	—	(0.11)	11.83
	(0.14)	—	(0.14)	10.47
	(0.11)	—	(0.11)	11.50
	(0.13)	(0.13)	(0.26)	13.10
Class L (11)	(0.09)	—	(0.09)	12.87
	(0.13)	—	(0.13)	12.60
	(0.17)	—	(0.17)	11.87
	(0.19)	—	(0.19)	10.50
	(0.17)	—	(0.17)	11.54
	(0.20)	(0.13)	(0.33)	13.14
Class M (11)	(0.05)	—	(0.05)	12.84
	(0.07)	—	(0.07)	12.56
	(0.11)	—	(0.11)	11.84
	(0.14)	—	(0.14)	10.47
	(0.11)	—	(0.11)	11.50
	(0.13)	(0.13)	(0.26)	13.10
Class X	(0.05)	—	(0.05)	12.83
	(0.07)	—	(0.07)	12.55
	(0.11)	—	(0.11)	11.83
	(0.14)	—	(0.14)	10.47
	(0.11)	—	(0.11)	11.50
	(0.13)	(0.13)	(0.26)	13.09
STRATEGIC PARTNERS HIGH YIELD BOND FUND:
Class A	$(0.28)	$—	$(0.28)	$7.18
	(0.30)	—	(0.30)	7.52
Class B	(0.25)	—	(0.25)	7.17
	(0.27)	—	(0.27)	7.51
Class C	(0.25)	—	(0.25)	7.17
	(0.49)	—	(0.49)	7.51
	(0.51)	—	(0.51)	7.23
	(0.57)	—	(0.57)	6.26
	(0.71)	—	(0.71)	6.96
	(0.80)	—	(0.80)	8.02
Class L (11)	(0.27)	—	(0.27)	7.17
	(0.52)	—	(0.52)	7.51
	(0.54)	—	(0.54)	7.23
	(0.60)	—	(0.60)	6.26
	(0.75)	—	(0.75)	6.96
	(0.85)	—	(0.85)	8.02
Class M (11)	(0.25)	—	(0.25)	7.17
	(0.49)	—	(0.49)	7.50
	(0.51)	—	(0.51)	7.22
	(0.57)	—	(0.57)	6.25
	(0.71)	—	(0.71)	6.96
	(0.80)	—	(0.80)	8.02
Class X	(0.25)	—	(0.25)	7.16
	(0.49)	—	(0.49)	7.50
	(0.51)	—	(0.51)	7.22
	(0.57)	—	(0.57)	6.25
	(0.71)	—	(0.71)	6.95
	(0.80)	—	(0.80)	8.01

Supplemental Data				Ratios of Expenses to Average Net Assets(2)
Total Return		Net Assets at End of Period (in 000’s)	Portfolio Turnover Rate	Net Operating Expenses (after Expense Reimbursement and Waiver)(3)	Net Operating Expenses (before Expense Reimbursement and Waiver)(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(2)
3.02%		$6,864	102%	1.40%	1.73%	1.33%
0.68%		4,451	216%	1.40%	1.71%	1.24%
2.63%		1,758	102%	2.15%	2.48%	0.54%
0.39%		862	216%	2.15%	2.46%	0.49%
2.55%		15,974	102%	2.15%	2.48%	0.66%
6.80%		18,375	216%	2.15%	2.46%	0.44%
14.16%		23,359	129%	2.15%	2.51%	0.75%
(7.87%)		22,188	119%	2.15%	2.45%	1.21	%(a)
(11.44%)		32,294	122%	2.15%	2.41%	1.22%
4.35%		36,859	119%	2.14%	2.42%	1.21%
2.87%		18,845	102%	1.65%	1.98%	1.17%
7.30%		22,716	216%	1.65%	1.96%	0.93%
14.79%		31,493	129%	1.65%	2.01%	1.25%
(7.46%)		29,785	119%	1.65%	1.96%	1.71	%(a)
(10.96%)		37,523	122%	1.65%	1.91%	1.71%
4.87%		38,001	119%	1.64%	1.91%	1.71%
2.63%		60,335	102%	2.15%	2.48%	0.66%
6.71%		68,387	216%	2.15%	2.46%	0.44%
14.25%		69,656	129%	2.15%	2.51%	0.75%
(7.87%)		67,109	119%	2.15%	2.46%	1.21	%(a)
(11.44%)		86,075	122%	2.15%	2.41%	1.22%
4.27%		93,323	119%	2.14%	2.42%	1.21%
2.63%		13,943	102%	2.15%	2.48%	0.66%
6.71	%(1)	15,859	216%	2.15%	2.46%	0.44%
14.26	%(1)	16,254	129%	2.15%	2.51%	0.75%
(7.96	%)(1)	16,048	119%	2.15%	2.46%	1.21	%(a)
(11.38	%)(1)	21,106	122%	2.15%	2.41%	1.22%
4.27	%(1)	23,269	119%	2.14%	2.42%	1.20%
(0.92%)		$7,124	14%	1.25%	1.55%	7.24%
6.47%		7,587	49%	1.25%	1.46%	7.05%
(1.29%)		1,298	14%	2.00%	2.30%	6.55%
6.04%		502	49%	2.00%	2.21%	6.30%
(1.29%)		18,361	14%	2.00%	2.30%	6.51%
10.96%		26,291	49%	2.00%	2.21%	6.37%
24.34%		37,091	48%	2.00%	2.18%	7.19%
(2.24%)		22,882	35%	2.00%	2.23%	8.08	%(b)
(4.58%)		16,599	31%	2.00%	2.33%	9.33%
(3.68%)		12,637	20%	2.00%	2.27%	9.14%
(1.05%)		17,267	14%	1.50%	1.80%	7.01%
11.50%		23,262	49%	1.50%	1.71%	6.86%
24.96%		36,377	48%	1.50%	1.68%	7.63%
(1.75%)		23,613	35%	1.50%	1.74%	8.58	%(b)
(4.10%)		26,426	31%	1.50%	1.82%	9.77%
(3.20%)		16,581	20%	1.50%	1.78%	9.68%
(1.16%)		82,496	14%	2.00%	2.30%	6.52%
10.96%		105,842	49%	2.00%	2.21%	6.38%
24.37%		127,974	48%	2.00%	2.18%	7.19%
(2.39%)		83,293	35%	2.00%	2.23%	8.10	%(b)
(4.58%)		80,038	31%	2.00%	2.33%	9.40%
(3.68%)		73,413	20%	2.00%	2.27%	9.14%
(1.30%)		11,791	14%	2.00%	2.30%	6.51%
11.11	%(1)	14,682	49%	2.00%	2.21%	6.37%
24.20	%(1)	15,306	48%	2.00%	2.18%	7.24%
(2.25	%)(1)	12,882	35%	2.00%	2.24%	8.12	%(b)
(4.59	%)(1)	14,777	31%	2.00%	2.34%	9.46%
(3.80	%)(1)	16,953	20%	2.00%	2.28%	9.16%

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (UNAUDITED)

Per Share Data

(for a Share Outstanding Throughout Each Period)

				Increase (Decrease) from Investment Operations						Less Distributions
	Period Ended		Net Asset Value Beginning of Period	Net Investment Income (Loss)		Net Realized & Unrealized Gain (Loss)		Total from Investment Operations		From Net Investment Income	From Net Realized Gains
STRATEGIC PARTNERS BOND FUND (9):
Class A	04/30/05	(12)	$10.91	$0.13		$(0.02)		$0.11		$(0.15)	$(0.30)
	10/31/04	(10)(12)	10.71	0.12		0.22		0.34		(0.14)	—
Class B	04/30/05	(12)	10.81	0.09		(0.03)		0.06		(0.11)	(0.30)
	10/31/04	(10)(12)	10.60	0.08		0.22		0.30		(0.09)	—
Class C	04/30/05	(12)	10.79	0.09		(0.02)		0.07		(0.11)	(0.30)
	10/31/04	(12)	10.76	0.14		0.39		0.53		(0.18)	(0.32)
	10/31/03	(12)	10.72	0.19		0.42		0.61		(0.24)	(0.33)
	10/31/02	(12)	10.93	0.28	(a)	0.06	(a)	0.34		(0.30)	(0.25)
	10/31/01	(12)	10.08	0.43		0.85		1.28		(0.43)	—
	10/31/00	(12)	10.01	0.53		0.07		0.60		(0.53)	—
Class L (11)	04/30/05	(12)	10.90	0.12		(0.02)		0.10		(0.14)	(0.30)
	10/31/04	(12)	10.87	0.19		0.40		0.59		(0.24)	(0.32)
	10/31/03	(12)	10.83	0.24		0.43		0.67		(0.30)	(0.33)
	10/31/02	(12)	11.04	0.34	(a)	0.06	(a)	0.40		(0.36)	(0.25)
	10/31/01	(12)	10.18	0.48		0.86		1.34		(0.48)	—
	10/31/00	(12)	10.11	0.58		0.07		0.65		(0.58)	—
Class M (11)	04/30/05	(12)	10.79	0.09		(0.02)		0.07		(0.11)	(0.30)
	10/31/04	(12)	10.76	0.14		0.39		0.53		(0.18)	(0.32)
	10/31/03	(12)	10.73	0.19		0.41		0.60		(0.24)	(0.33)
	10/31/02	(12)	10.93	0.28	(a)	0.07	(a)	0.35		(0.30)	(0.25)
	10/31/01	(12)	10.08	0.43		0.85		1.28		(0.43)	—
	10/31/00	(12)	10.01	0.53		0.07		0.60		(0.53)	—
Class X	04/30/05	(12)	10.81	0.09		(0.03)		0.06		(0.11)	(0.30)
	10/31/04	(12)	10.78	0.14		0.39		0.53		(0.18)	(0.32)
	10/31/03	(12)	10.74	0.20		0.42		0.62		(0.25)	(0.33)
	10/31/02	(12)	10.94	0.28	(a)	0.07	(a)	0.35		(0.30)	(0.25)
	10/31/01	(12)	10.09	0.43		0.85		1.28		(0.43)	—
	10/31/00	(12)	10.02	0.53		0.07		0.60		(0.53)	—
STRATEGIC PARTNERS MONEY MARKET FUND (9):
Class C	04/30/05	(12)	$1.00	$0.002		$—	+	$0.002		$— +	$— +
	10/31/04		1.00	—	+	—	+	—	+	— +	—
	10/31/03	(12)	1.00	—	+	—	+	—	+	— +	— +
	10/31/02	(12)	1.00	0.001		—	+	0.001		(0.001)	— +
	10/31/01	(12)	1.00	0.030		—	+	0.030		(0.030)	— +
	10/31/00	(12)	1.00	0.043		—		0.043		(0.043)	—
Class D	04/30/05	(12)	1.00	0.005		—	+	0.005		— +	— +
	10/31/04	(10)	1.00	—	+	—	+	—		— +	—
Class L (11)	04/30/05	(12)	1.00	—	+	—	+	—	+	— +	— +
	10/31/04		1.00	0.010		—	+	0.010		(0.010)	—
	10/31/03	(12)	1.00	0.005		—	+	0.005		(0.005)	— +
	10/31/02	(12)	1.00	0.006		—	+	0.006		(0.006)	— +
	10/31/01	(12)	1.00	0.040		—	+	0.040		(0.040)	— +
	10/31/00	(12)	1.00	0.048		—		0.048		(0.048)	—
Class M (11)	04/30/05	(12)	1.00	—	+	—	+	—	+	— +	— +
	10/31/04		1.00	—	+	—	+	—	+	— +	—
	10/31/03	(12)	1.00	—	+	—	+	—	+	— +	— +
	10/31/02	(12)	1.00	0.001		—	+	0.001		(0.001)	— +
	10/31/01	(12)	1.00	0.030		—	+	0.030		(0.030)	— +
	10/31/00	(12)	1.00	0.042		—		0.042		(0.043)	—
Class X	04/30/05	(12)	1.00	—	+	—	+	—	+	— +	— +
	10/31/04		1.00	—	+	—	+	—	+	— +	—
	10/31/03	(12)	1.00	—	+	—	+	—	+	— +	— +
	10/31/02	(12)	1.00	0.001		—	+	0.001		(0.001)	— +
	10/31/01	(12)	1.00	0.030		—	+	0.030		(0.030)	— +
	10/31/00	(12)	1.00	0.042		—		0.042		(0.043)	—

	Total Distributions		Net Asset Value End of Period
STRATEGIC PARTNERS BOND FUND (9):
Class A	$(0.45)		$10.57
	(0.14)		10.91
Class B	(0.41)		10.46
	(0.09)		10.81
Class C	(0.41)		10.45
	(0.50)		10.79
	(0.57)		10.76
	(0.55)		10.72
	(0.43)		10.93
	(0.53)		10.08
Class L (11)	(0.44)		10.56
	(0.56)		10.90
	(0.63)		10.87
	(0.61)		10.83
	(0.48)		11.04
	(0.58)		10.18
Class M (11)	(0.41)		10.45
	(0.50)		10.79
	(0.57)		10.76
	(0.55)		10.73
	(0.43)		10.93
	(0.53)		10.08
Class X	(0.41)		10.46
	(0.50)		10.81
	(0.57)		10.78
	(0.55)		10.74
	(0.43)		10.94
	(0.53)		10.09
STRATEGIC PARTNERS MONEY MARKET FUND (9):
Class C	$ —		$1.00
	—	+	1.00
	—	+	1.00
	(0.001)		1.00
	(0.030)		1.00
	(0.043)		1.00
Class D	—	+	1.00
	(0.003)		1.00
Class L (11)	—		1.00
	(0.005)		1.00
	(0.005)		1.00
	(0.006)		1.00
	(0.040)		1.00
	(0.048)		1.00
Class M (11)	—		1.00
	—	+	1.00
	—	+	1.00
	(0.001)		1.00
	(0.030)		1.00
	(0.043)		1.00
Class X	—		1.00
	—	+	1.00
	—	+	1.00
	(0.001)		1.00
	(0.030)		1.00
	(0.043)		1.00

Supplemental Data				Ratios of Expenses to Average Net Assets(2)
Total Return		Net Assets at End of Period (in 000’s)	Portfolio Turnover Rate	Net Operating Expenses (after Expense Reimbursement and Waiver)(3)	Net Operating Expenses (before Expense Reimbursement and Waiver)(3)	Ratio of Net Investment Income (Loss) to Average Net Assets(2)
0.99%		$17,118	155%	1.05%	1.79%	2.54%
3.39%		14,745	132%	1.05%	1.28%	2.07%
0.61%		1,616	155%	1.80%	2.54%	1.80%
2.94%		956	132%	1.80%	2.03%	1.31%
0.71%		42,643	155%	1.80%	2.54%	1.77%
5.34%		52,454	132%	1.80%	2.03%	1.33%
5.81%		86,927	260%	2.00%	2.05%	1.83%
3.61%		104,916	250%	2.00%	2.07%	2.59	%(a)
13.04%		75,605	394%	2.00%	2.06%	3.82%
6.16%		27,548	464%	1.94%	2.11%	5.26%
0.86%		48,245	155%	1.30%	2.04%	2.27%
5.97%		58,104	132%	1.30%	1.53%	1.81%
6.29%		97,836	260%	1.50%	1.54%	2.27%
4.26%		109,692	250%	1.50%	1.57%	3.10	%(a)
13.49%		93,305	394%	1.50%	1.54%	4.21%
6.67%		34,799	464%	1.43%	1.59%	5.61%
0.61%		151,706	155%	1.80%	2.54%	1.77%
5.45%		178,505	132%	1.80%	2.03%	1.32%
5.71%		247,291	260%	2.00%	2.05%	1.82%
3.71%		287,193	250%	2.00%	2.07%	2.60	%(a)
13.03%		217,344	394%	2.00%	2.06%	3.90%
6.16%		102,417	464%	1.94%	2.11%	5.26%
0.61%		24,286	155%	1.80%	2.54%	1.76%
5.32	%(1)	28,567	132%	1.80%	2.03%	1.31%
5.80	%(1)	36,801	260%	2.00%	2.05%	1.82%
3.72	%(1)	41,855	250%	2.00%	2.07%	2.61	%(a)
13.02	%(1)	32,044	394%	2.00%	2.07%	3.98%
6.16	%(1)	21,185	464%	1.94%	2.11%	5.28%
0.21%		$15,350	—	1.99%	2.11%	0.35%
0.00%		22,084	—	1.23%	1.90%	0.01%
0.00%		45,723	—	1.32%	1.92%	—	+
0.15%		73,787	—	1.89%	1.96%	0.13%
3.09%		73,282	—	1.91%	1.91%	2.95%
4.33%		31,743	—	1.98%	1.98%	4.43%
0.46%		17,692	—	1.49%	1.61%	0.89%
0.29%		15,973	—	0.83%	1.38%	0.51%
0.46%		27,954	—	1.49%	1.61%	0.85%
0.50%		44,800	—	0.72%	1.40%	0.50%
0.50%		103,228	—	0.80%	1.42%	0.50%
0.65%		135,044	—	1.39%	1.46%	0.66%
3.61%		176,679	—	1.41%	1.41%	3.55%
4.85%		108,598	—	1.48%	1.48%	5.03%
0.21%		67,715	—	1.99%	2.11%	0.38%
0.00%		79,944	—	1.25%	1.91%	0.01%
0.00%		120,172	—	1.31%	1.92%	—	+
0.15%		157,867	—	1.89%	1.96%	0.14%
3.09%		147,983	—	1.91%	1.91%	2.78%
4.33%		75,980	—	1.98%	1.98%	4.27%
0.21%		15,530	—	1.99%	2.11%	0.38%
0.00	%(1)	16,830	—	1.25%	1.91%	0.01%
0.00	%(1)	24,933	—	1.30%	1.92%	—	+
0.15	%(1)	32,558	—	1.89%	1.96%	0.14%
3.09	%(1)	30,941	—	1.91%	1.91%	2.95%
4.33	%(1)	18,632	—	1.98%	1.98%	4.16%

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS (UNAUDITED)

Per Share Data

(for a Share Outstanding Throughout Each Period)

(1)	Total return for Class X shares does not reflect the payment of bonus shares.

(2)	Annualized for periods less than one year.

(3)	Includes commissions received by American Skandia Marketing, Incorporated under the Funds’ Supplemental Distribution Plan, as described in Note 3 to the Financial Statements. Any expense limitation excludes taxes, interest, brokerage commissions, distribution fees and extraordinary expenses. The distributor of the Funds has contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.

(4)	Commenced operations on November 1, 1999.

(5)	Commenced operations on March 1, 2000.

(6)	Commenced operations on September 11, 2000.

(7)	Commenced operations on March 1, 2001.

(8)	Commenced operations on May 1, 2002.

(9)	For the Periods ended 10/31/00, 10/31/01, and 10/31/02 the Portfolio Turnover Rate, Ratios of Expenses and Ratios of Net Investment Income (Loss) represent the combined ratios for the respective Fund and its respective pro rata share of its Master Portfolio. On 9/27/02 these Funds withdrew their net assets-in-kind from its corresponding ASMT Portfolio.

(10)	Opened on April 12, 2004.

(11)	Converted from classes A and B to classes L and M, respectively on April 12, 2004.

(12)	Calculations are based on the average daily number of shares outstanding.

(a)	The reclassification of paydown gains and losses as discussed in Note 2 of the Notes to Financial Statements had a $(0.01) per share effect for Balanced Fund and no per share effect for Bond Fund. For Balanced Fund and Bond Fund the Ratio of Net Investment Income (Loss) would have been 1.64%, 1.14%, 1.14%, and 1.14%, and 3.19%, 2.70%, 2.69%, and 2.71% for Class A, Class B, Class C, and Class X, respectively, without the reclassification of paydown gains and losses for the year ended 10/31/02. Ratios for prior periods have not been restated to reflect this change.

(b)	The adoption of the change in amortization method had a $0.01 per share effect for Federated High Yield Bond. Without the change in amortization method the Net Investment Income Ratio would have been 8.71%, 8.23%, 8.21%, and 8.25% for Class A, Class B, Class C, and Class X, respectively. Ratios for prior periods have not been restated to reflect this change.

+	Amount is less than $0.0005.

Approvals of New Subadvisory Agreements

During the six-month period ending April 30, 2005, the Board of Directors of Strategic Partners Mutual Funds, Inc. approved several new subadvisory agreements as explained below.

Strategic Partners Money Market Fund

Matters Considered by the Board

The proposal to present the proposed subadvisory agreement with Prudential Investment Management, Inc. (PIM) to shareholders was approved by the Board of Directors of Strategic Partners Mutual Funds, Inc. (SPMF), including the Independent Directors, on March 3, 2005. The Board received materials relating to the proposed subadvisory agreement in advance of the meeting at which the proposed subadvisory agreement was considered, and had the opportunity to ask questions and request further information in connection with such consideration. In approving the new subadvisory agreement, the Board, including the Independent Directors advised by independent legal counsel, considered and concluded the following:

Reasons for Replacing Wells Capital Management, Inc. (Wells) with PIM

The Board considered the Manager’s reasons for proposing that Wells be replaced with PIM as the subadviser to the Fund, including PIM’s experience and above-average investment performance advising other money market funds, and the strength and experience of the PIM money markets portfolio management team.

The Board concluded that these reasons supported its selection of PIM.

Nature, Quality, and Extent of Services

The Board received and considered information regarding the nature and extent of services provided to the Fund by Wells under the current subadvisory agreements and those that would be provided to the Fund by PIM under the new subadvisory agreement, noting that the nature and extent of services under the existing and new agreements were generally similar in that Wells and PIM were each required to provide day-to-day portfolio management services and comply with all Fund policies and applicable rules and regulations. The Board also received and considered information regarding the nature and extent of services currently being provided by PIM to other JennisonDryden Funds under existing subadvisory agreements and those that would be provided to the Fund by PIM under the new subadvisory agreement.

With respect to the quality of services, the Board considered, among other things, the background and experience of PIM’s senior management and the expertise of, and amount of attention expected to be given to the Fund by PIM’s portfolio management team. The Board reviewed the qualifications, backgrounds, and responsibilities of the portfolio managers who would be responsible for the day-to-day management of the Fund. The Board was also provided with information pertaining to PIM’s organization structure, senior management, investment operations, and other relevant information pertaining to PIM. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (CCO) as to PIM. The Board noted that PIM is affiliated with the Manager.

The Board concluded that it was satisfied with the nature, extent and quality of the investment subadvisory services anticipated to be provided to the Fund by PIM and that there was a reasonable basis on which to conclude that the quality of investment subadvisory services to be provided by PIM under the new subadvisory agreement should equal or exceed the quality of similar services provided by Wells under the existing subadvisory agreement.

Performance of Strategic Partners Money Market Fund

The Board received and considered information about the Fund’s historical performance, noting that the Fund had consistently underperformed, over three-year and five-year time periods, the median of the group of funds that was most similar to the Fund (the “Peer Group”).

The funds included in the Fund’s Peer Group are determined by Lipper Inc., an independent provider of investment company data. The Board received and considered information regarding the performance of other money market funds advised by PIM over one-year, three-year, and five-year time periods, noting that the other money market funds advised by PIM had outperformed the Peer Group over one-year, three-year, and five-year time periods.

Investment Subadvisory Fee Rates

The Board considered that the proposed subadvisory fee rate payable by PI to PIM under the proposed new subadvisory agreement was higher than the subadvisory fee payable by PI to Wells under the existing subadvisory agreement. The Board noted, however, that any change in the investment subadvisory fee rate payable to PIM would not impact Fund shareholders directly because those fees are payable by PI and there would be no change to the investment advisory fee rate payable by the Fund to PI. As a result of the above considerations, the Board concluded that PIM’s proposed subadvisory fee rate under the new subadvisory agreement was reasonable.

PIM’s Profitability

Because the engagement of PIM is new, there is no historical profitability with regard to its arrangements with the Fund. As a result, this factor was not considered by the Board.

Economies of Scale

The Board considered the potential of both PI and PIM to experience economies of scale as the Fund grows in size. The Board noted that PI’s advisory fee rate and PIM’s proposed subadvisory fee rate did not contain breakpoints. Accordingly, the Board recognized that economies of scale would not be shared by the Fund unless the agreements were changed in the future to add breakpoints.

Other Benefits to PIM

The Board considered potential ancillary benefits anticipated to be received by PIM and its affiliates as a result of PIM’s relationship with the Fund. The Board concluded that potential benefits to be derived by PIM were consistent with those generally resulting from an increase in assets under management, specifically potential access to additional research resources and reputational benefits, which were consistent with those generally derived by subadvisers to mutual funds.

Strategic Partners Small Cap Growth Opportunity Fund

Matters Considered by the Board

At a regular in-person meeting of the Board at which a majority of the Directors were in attendance (including a majority of the Independent Directors), the Board of Directors considered whether the approval of the Subadvisory Agreement was in the best interests of the Fund and its investors. Before approving the new Subadvisory Agreement, the Directors reviewed performance, compliance, and organizational materials regarding DAMI and received formal presentations from the Co-Managers at their November 16, 2004 meeting. Representatives of DAMI participated in the discussions with the Directors at the meeting.

In making the determination to replace State Street with DAMI, the Directors, including the Independent Directors advised by independent legal counsel, considered the following information:

Nature, Quality, and Extent of Services

The Board received and considered information regarding the nature and extent of services provided to the Fund by State Street under the current subadvisory agreements and those that would be provided to the Fund by DAMI under the new subadvisory agreement, noting that the nature and extent of services under the existing and new agreements were generally similar in that State Street and DAMI were each required to provide day-to-day portfolio management services and comply with all Fund policies and applicable rules and regulations. The Board also received and considered information regarding the nature and extent of services currently being provided by DAMI to other JennisonDryden or Strategic Partners mutual funds under existing subadvisory agreements and those that would be provided to the Fund by DAMI under the new subadvisory agreement. The Board noted that the nature and extent of services under all of the agreements were generally similar in that DAMI was required to provide day-to-day portfolio management services and comply with all Fund policies and applicable rules and regulations.

With respect to the quality of services, the Board considered, among other things, the background and experience of DAMI’s senior management and the expertise of, and amount of attention expected to be given to the Fund by DAMI’s portfolio management team. The Board reviewed the qualifications, backgrounds, and responsibilities of the portfolio managers who would be responsible for the day-to-day management of the Fund. The Board was also provided with information pertaining to DAMI’s organizational structure, senior management, investment operations, and other relevant information pertaining to DAMI. The Board noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (CCO) as to DAMI, summarizing his level of comfort from a compliance perspective with respect to the Manager’s recommendation to hire DAMI.

The Board concluded that it was satisfied with the nature, extent, and quality of the investment subadvisory services anticipated to be provided to the Fund by DAMI and that there was a reasonable basis on which to conclude that the quality of investment subadvisory services to be provided by DAMI under the new subadvisory agreement should equal or exceed the quality of similar services provided by State Street under the existing subadvisory agreement.

Investment Performance of the Fund and DAMI

The Board received and considered information about the Fund’s historical performance. In particular, the Board considered comparative performance information of the Fund to that of Strategic Partners Small Cap Growth Fund (Small Cap Growth), another series of Strategic Partners Mutual Funds, Inc., in connection with the proposed reorganization of the Fund into Small Cap Growth. It was noted that DAMI is the subadviser of Small Cap Growth.

This performance data reflected that Small Cap Growth outperformed the Fund by 1,685 basis points, on a one-year basis. This data also reflected that the Morningstar Rating of Small Cap Growth was three stars, but that the rating of the Fund was one star, and that performance as of September 30, 2004 for the past three months, one, three, and five years was –13.14%, –8.17%, –1.87%, and –7.38% respectively, while the performance of Small Cap Growth as of September 30, 2004 for the past three months, one, and three years was –7.73%, 8.68%, and 5.89%.

Approvals of New Subadvisory Agreements (continued)

Investment Subadvisory Fee Rates

The Board considered the proposed subadvisory fee rate payable by the Co-Managers to DAMI under the proposed new subadvisory agreement. The Board noted, however, that any change in the investment subadvisory fee rate payable to DAMI would not impact Fund shareholders directly because those fees are payable by the Co-Managers and there was no change to the investment advisory fee rate payable by the Fund to the Co-Managers. As a result of the above considerations, the Board concluded that DAMI’s proposed subadvisory fee rate under the new subadvisory agreement was reasonable.

DAMI’s Profitability

Because the engagement of DAMI is new, there is no historical profitability with regard to its arrangements with the Fund. As a result, this factor was not considered by the Board. The Board noted that the Co-Managers pay the subadvisory fees, and therefore a change in the subadvisory fee will not change the fee paid by the Fund.

Instead, any increase or decrease will increase or decrease, as applicable, the net fee rate retained by the Co-Managers.

Economies of Scale

The Board considered information about the potential of both the Co-Managers and DAMI to experience economies of scale as the Fund grows in size.

The Board noted that the Co-Managers’ advisory fee rate and DAMI’s proposed subadvisory fee rate each contained breakpoints, and accordingly, each reflected the potential to share economies of scale. Even though the asset levels at which breakpoints were provided in the subadvisory fee rate did not directly correspond to the asset levels at which breakpoints were provided in the advisory fee rate, the Board concluded that the breakpoint structure and levels established the potential for the sharing of economies of scale among the Co-Managers, DAMI, and Fund shareholders as the Fund grows.

Other Benefits to DAMI or Its Affiliates

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by DAMI and its affiliates as a result of DAMI’s relationship with the Fund. The Board concluded that any potential benefits to be derived by DAMI included potential access to additional research resources, larger assets under management, and reputational benefits, which were consistent with those generally derived by subadvisers to mutual funds.

The Board concluded that these reasons supported its selection of DAMI.

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.strategicpartners.com

PROXY VOTING
The Board of Directors for the Funds has delegated to the Funds’ investment advisers the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Funds. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s (the Commission) website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004, is available on the Funds’ website at http://www.prudential.com and on the Commission’s website at http://www.sec.gov.

DIRECTORS
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • William V. Healey, Chief Legal Officer • Deborah A. Docs, Secretary • Jonathan D. Shain, Assistant Secretary •
Maryanne Ryan, Anti-Money Laundering Officer • Helene Gurian, Acting Anti-Money Laundering Compliance Officer •
Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT ADVISERS	Alliance Capital Management, L.P.	1345 Avenue of the Americas New York, NY 10105

	American Century Investment Management, Inc.	4500 Main Street Kansas City, MO 64111

	Deutsche Asset Management, Inc.	345 Park Avenue New York, NY 10154

	The Dreyfus Corporation	200 Park Avenue New York, NY 10166

	GAMCO Investors, Inc. (Gabelli Asset Management Company)	One Corporate Center Rye, NY 10580

	Goldman Sachs Asset Management, L.P.	32 Old Slip New York, NY 10005

	A I M Capital Management, Inc.	11 Greenway Plaza Houston, TX 77046

	Marsico Capital Management, LLC	1200 Seventeenth Street Suite 1300 Denver, CO 80202

	Massachusetts Financial Services Company (MFS)	500 Boylston Street Boston, MA 02116

	Neuberger Berman Management Inc.	605 Third Avenue New York, NY 10158

	Pacific Investment Management Company LLC (PIMCO)	840 Newport Center Drive Suite 300 Newport Beach, CA 92660

	ProFund Advisors LLC	7501 Wisconsin Avenue Bethesda, MD 20814

	T. Rowe Price Associates, Inc.	100 East Pratt Street Baltimore, MD 21202

	Wells Capital Management, Inc.	525 Market Street San Francisco, CA 94105

	William Blair & Company, L.L.C.	222 West Adams Street Chicago, IL 60606

DISTRIBUTORS	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

	American Skandia Marketing, Incorporated	One Corporate Drive Shelton, CT 06484

CUSTODIANS	PFPC Trust Company	400 Bellevue Parkway Wilmington, DE 19809

	JP Morgan Chase Bank	4 MetroTech Center Brooklyn, NY 11245

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

ADMINISTRATOR	PFPC Inc.	103 Bellevue Parkway Wilmington, DE 19809

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Shearman & Sterling LLP	599 Lexington Avenue New York, NY 10022

An investor should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. The prospectus for the Funds contains this and other information about the Funds. An investor may obtain a prospectus by visiting our website at www.strategicpartners.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

The views expressed in this report and information about the Funds’ portfolio holdings are for the period covered by this report and are subject to change thereafter. The accompanying financial statements as of April 30, 2005, were not audited, and accordingly, no auditor’s opinion is expressed on them.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders of the Funds can communicate directly with the Board of Directors by writing to the Chair of the Board, Strategic Partners Mutual Funds, Inc., PO Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Director by writing to that Director at Strategic Partners Mutual Funds, Inc., PO Box 13964, Philadelphia, PA 19176. Such communications to the Board or individual Directors are not screened before being delivered to the addressee.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Funds will provide a full list of its portfolio holdings as of the end of each fiscal quarter on its website at www.strategicpartners.com approximately 60 days after the end of the fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Strategic Partners Mutual Funds, Inc.

MFSP601E2      IFS-A105496      Ed. 05/2005

Item 2 – Code of Ethics — Not required as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not applicable with semi-annual filing

Item 4 – Principal Accountant Fees and Services – Not applicable with semi-annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12 – Exhibits

(a)	Code of Ethics – Not applicable with semi-annual filing.

(b)	Certifications pursuant to Section 302 and 906 of the Sarbanes-Oxley Act – Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Strategic Partners Mutual Funds, Inc. (fka American Skandia Advisor Funds, Inc.)

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date June 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date June 27, 2005

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date June 27, 2005

*	Print the name and title of each signing officer under his or her signature.